                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-5002

                           SCUDDER VARIABLE SERIES II
                           --------------------------
              (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
                    -----------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (312) 537-7000
                                                            --------------

                                  John Millette
                  Deutsche Investment Management Americas Inc.
                             Two International Place
                        Boston, Massachusetts 02110-4103
                    -----------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       6/30/03

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder Investments
[Scudder Investments Logo]

Semiannual report to
shareholders for the six months
ended June 30, 2003

Scudder Variable Series II

Scudder Aggressive Growth Portfolio

Scudder Blue Chip Portfolio

Scudder Contrarian Value Portfolio

Scudder Fixed Income Portfolio

Scudder Global Blue Chip Portfolio

Scudder Government Securities Portfolio

Scudder Growth Portfolio

Scudder High Income Portfolio

Scudder International Select Equity Portfolio

Scudder Money Market Portfolio

Scudder Small Cap Growth Portfolio

Scudder Strategic Income Portfolio

Scudder Technology Growth Portfolio

Scudder Total Return Portfolio

SVS Davis Venture Value Portfolio

SVS Dreman Financial Services Portfolio

SVS Dreman High Return Equity Portfolio

SVS Dreman Small Cap Value Portfolio

SVS Eagle Focused Large Cap Growth Portfolio

SVS Focus Value+Growth Portfolio

SVS Index 500 Portfolio

SVS INVESCO Dynamic Growth Portfolio

SVS Janus Growth and Income Portfolio

SVS Janus Growth Opportunities Portfolio

SVS MFS Strategic Value Portfolio

SVS Oak Strategic Equity Portfolio

SVS Turner Mid Cap Growth Portfolio

Contents

Management Summary, Portfolios of Investments, Financial Statements, Financial Highlights for:

<Click Here> Scudder Aggressive Growth Portfolio

<Click Here> Scudder Blue Chip Portfolio

<Click Here> Scudder Contrarian Value Portfolio

<Click Here> Scudder Fixed Income Portfolio (formerly Scudder Investment Grade Bond Portfolio)

<Click Here> Scudder Global Blue Chip Portfolio

<Click Here> Scudder Government Securities Portfolio

<Click Here> Scudder Growth Portfolio

<Click Here> Scudder High Income Portfolio (formerly Scudder High Yield Portfolio)

<Click Here> Scudder International Select Equity Portfolio (formerly Scudder International Research Portfolio)

<Click Here> Scudder Money Market Portfolio

<Click Here> Scudder Small Cap Growth Portfolio

<Click Here> Scudder Strategic Income Portfolio

<Click Here> Scudder Technology Growth Portfolio

<Click Here> Scudder Total Return Portfolio

<Click Here> SVS Davis Venture Value Portfolio (formerly SVS Venture Value Portfolio)

<Click Here> SVS Dreman Financial Services Portfolio

<Click Here> SVS Dreman High Return Equity Portfolio

<Click Here> SVS Dreman Small Cap Value Portfolio (formerly Scudder Small Cap Value Portfolio)

<Click Here> SVS Eagle Focused Large Cap Growth Portfolio (formerly SVS Focused Large Cap Growth Portfolio)

<Click Here> SVS Focus Value+Growth Portfolio

<Click Here> SVS Index 500 Portfolio

<Click Here> SVS INVESCO Dynamic Growth Portfolio (formerly SVS Dynamic Growth Portfolio)

<Click Here> SVS Janus Growth and Income Portfolio (formerly SVS Growth and Income Portfolio)

<Click Here> SVS Janus Growth Opportunities Portfolio (formerly SVS Growth Opportunities Portfolio)

<Click Here> SVS MFS Strategic Value Portfolio

<Click Here> SVS Oak Strategic Equity Portfolio (formerly SVS Strategic Equity Portfolio)

<Click Here> SVS Turner Mid Cap Growth Portfolio (formerly SVS Mid Cap Growth Portfolio)

<Click Here> Notes to Financial Statements

<Click Here> Shareholder Meeting Results

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE

Investments in variable portfolios involve risk. Some portfolios have more risk than others. These include portfolios that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in Emerging Market countries). Please read the prospectus for specific details regarding its investments and risk profile.

Management Summary June 30, 2003

Scudder Aggressive Growth Portfolio

Once war concerns were out of the way in early April, investors became decidedly upbeat and moved back into the equity market, sparking a rally that continued through most of the second quarter. The portfolio posted a strong positive return for the semiannual period, returning 16.01% (Class A shares), topping its benchmarks, the Russell 3000 Growth Index, which gained 13.49% and the Standard and Poor's 500 (S&P 500) index, which returned 11.76%. Holdings in the technology and financial services sectors were the leading contributors to performance.

At the time our team assumed management of the portfolio in November 2002, we made a strategic decision to overweight technology and tactically overweight asset managers and brokers in the financial services sector. In the second quarter of 2003, both of these decisions paid off. Within financial services, for example, Neuberger Berman contributed handsomely to return. The good news in these sectors was tempered somewhat by poor performance in the portfolio's consumer discretionary holdings due to stock selection and our being underweight vs. the benchmark. We have been steadily adding to consumer discretionary to help mitigate risk going forward. In terms of positioning, we want to maintain our overweight in technology. In financial services, we plan to tactically overweight companies that we believe can benefit the most from a recovery in the equity markets. In health care, we're going to maintain an equal weighting, and, as mentioned, we're attempting to increase our consumer discretionary weighting. All in all, the portfolio's positive performers outnumbered the detractors.

Audrey M.T. Jones
Samuel A. Dedio
Doris R. Klug
Co-Managers
Deutsche Investment Management Americas Inc.

The Russell 3000 Growth Index is an unmanaged capitalization-weighted index containing the growth stocks in the Russell 3000 Index. Index returns assume reinvested dividends and capital gains and do not reflect fees or expenses; investors cannot directly access an index.

The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvested dividends and capital gains and do not reflect fees or expenses; investors cannot directly access an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio June 30, 2003 (Unaudited)

Scudder Aggressive Growth Portfolio

	Shares	Value ($)

Common Stocks 97.6%
Consumer Discretionary 9.3%
Hotel Restaurants & Leisure 3.1%
GTECH Holdings Corp.*	14,600	549,690
The Cheesecake Factory, Inc.*	27,000	969,030
		1,518,720
Household Durables 3.3%
Harman International Industries, Inc.	20,200	1,598,628
Multiline Retail 1.3%
Kohl's Corp.*	12,000	616,560
Specialty Retail 1.6%
Chico's FAS, Inc.*	37,900	797,795
Consumer Staples 7.7%
Beverages 2.2%
Constellation Brands, Inc. "A"*	33,800	1,061,320
Food & Drug Retailing 2.9%
Performance Food Group Co.*	20,300	751,100
United Natural Foods, Inc.*	23,700	666,918
		1,418,018
Food Products 2.6%
Dean Foods Co.*	40,900	1,288,350
Energy 5.0%
Energy Equipment & Services 4.0%
BJ Services Co.*	27,600	1,031,136
Rowan Companies, Inc.*	40,300	902,720
		1,933,856
Oil & Gas 1.0%
EOG Resources, Inc.	12,200	510,448
Financials 12.9%
Banks 2.5%
Investors Financial Services Corp.	41,500	1,203,915
Diversified Financials 9.1%
Ameritrade Holding Corp.*	63,900	473,499
Chicago Mercantile Exchange	5,400	376,002
Citigroup, Inc.	11,100	475,080
Investment Technology Group, Inc.*	46,000	855,600
Labranche & Co., Inc.	52,800	1,092,432
Neuberger Berman, Inc.	29,800	1,189,318
		4,461,931
Insurance 1.3%
American International Group, Inc.	11,100	612,498
Health Care 22.8%
Biotechnology 6.2%
Amgen, Inc.*	22,500	1,483,650
IDEC Pharmaceuticals Corp.*	19,500	663,000
MedImmune, Inc.*	24,800	901,976
		3,048,626
	Shares	Value ($)

Health Care Equipment & Supplies 2.8%
Medtronic, Inc.	28,498	1,367,049
Health Care Providers & Services 2.6%
Laboratory Corp. of America Holdings*	42,500	1,281,375
Pharmaceuticals 11.2%
Biovail Corp.*	24,800	1,167,088
Eli Lilly & Co.	17,400	1,200,078
Johnson & Johnson	16,500	853,050
Pfizer, Inc.	37,600	1,284,040
Teva Pharmaceutical Industries Ltd. (ADR)	16,800	956,424
		5,460,680
Industrials 11.6%
Aerospace & Defense 1.7%
Alliant Techsystems, Inc.*	16,700	866,897
Air Freight & Logistics 1.0%
Expeditors International of Washington, Inc.	14,300	495,352
Airlines 2.6%
SkyWest, Inc.	38,800	739,528
Southwest Airlines Co.	30,500	524,600
		1,264,128
Commercial Services & Supplies 4.8%
Corinthian Colleges, Inc.*	21,500	1,044,255
Fiserv, Inc.*	15,400	548,394
ITT Educational Services, Inc.*	24,900	728,325
		2,320,974
Road & Rail 1.5%
Swift Transportation Co., Inc.*	38,500	716,870
Information Technology 27.3%
Communications Equipment 4.6%
Adaptec, Inc.*	108,300	842,574
Cisco Systems, Inc.*	83,200	1,388,608
		2,231,182
Computers & Peripherals 5.2%
Dell Computer Corp.*	31,700	1,013,132
EMC Corp.*	70,800	741,276
Network Appliance, Inc.*	47,000	761,870
		2,516,278
Electronic Equipment & Instruments 4.8%
Jabil Circuit, Inc.*	52,800	1,166,880
Vishay Intertechnology, Inc.*	90,500	1,194,600
		2,361,480
Semiconductor Equipment & Products 8.5%
Linear Technology Corp.	25,000	805,250
Microchip Technology, Inc.	38,100	933,450
National Semiconductor Corp.*	46,300	913,036
Novellus Systems, Inc.*	20,200	739,744
QLogic Corp.*	15,700	758,781
		4,150,261
	Shares	Value ($)

Software 4.2%
Cognos, Inc.*	31,700	855,900
Microsoft Corp.	47,100	1,206,231
		2,062,131
Materials 1.0%
Containers & Packaging
Packaging Corp. of America*	26,900	495,767
Total Common Stocks (Cost $43,034,401)		47,661,089
	Shares	Value ($)

Cash Equivalents 2.4%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $1,192,461)	1,192,461	1,192,461
Total Investment Portfolio - 100.0% (Cost $44,226,862) (a)		48,853,550

Notes to Scudder Aggressive Growth Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $44,226,862. At June 30, 2003, net unrealized appreciation for all securities based on tax cost was $4,626,688. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,420,319 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $793,631.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $43,034,401)	$ 47,661,089
Investment in Scudder Cash Management QP Trust (cost $1,192,461)	1,192,461
Cash	10,000
Receivable for investments sold	362,610
Dividends receivable	2,010
Total assets	49,228,170
Liabilities
Payable for Portfolio shares redeemed	30,873
Accrued management fee	31,599
Other accrued expenses and payables	21,922
Total liabilities	84,394
Net assets, at value	$ 49,143,776
Net Assets
Net assets consist of: Accumulated net investment loss	(110,812)
Net unrealized appreciation (depreciation) on investments	4,626,688
Accumulated net realized gain (loss)	(43,688,208)
Paid-in capital	88,316,108
Net assets, at value	$ 49,143,776
Class A Net Asset Value, offering and redemption price per share ($47,982,328 / 5,857,320 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.19
Class B Net Asset Value, offering and redemption price per share ($1,161,448 / 142,104 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.17

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $473)	$ 82,289
Interest - Scudder Cash Management QP Trust	18,228
Total Income	100,517
Expenses: Management fee	168,768
Custodian and accounting fees	25,868
Distribution service fees (Class B)	506
Record keeping fees (Class B)	202
Auditing	4,988
Legal	1,405
Trustees' fees and expenses	468
Reports to shareholders	6,050
Other	2,594
Total expenses before expense reductions	210,849
Expense reductions	(6)
Total expenses after expense reductions	210,843
Net investment income (loss)	(110,326)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(8,915,698)
Net unrealized appreciation (depreciation) during the period on investments	15,793,919
Net gain (loss) on investment transactions	6,878,221
Net increase (decrease) in net assets resulting from operations	$ 6,767,895

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ (110,326)	$ (99,515)
Net realized gain (loss) on investment transactions	(8,915,698)	(25,580,629)
Net unrealized appreciation (depreciation) on investment transactions during the period	15,793,919	4,021,333
Net increase (decrease) in net assets resulting from operations	6,767,895	(21,658,811)
Distributions to shareholders from: Net investment income Class A	-	(257,547)
Portfolio share transactions: Class A Proceeds from shares sold	9,462,177	16,785,284
Reinvestment of distributions	-	257,547
Cost of shares redeemed	(12,602,477)	(21,199,303)
Net increase (decrease) in net assets from Class A share transactions	(3,140,300)	(4,156,472)
Class B Proceeds from shares sold	1,106,859	85,623*
Cost of shares redeemed	(109,891)	(134)*
Net increase (decrease) in net assets from Class B share transactions	996,968	85,489
Increase (decrease) in net assets	4,624,563	(25,987,341)
Net assets at beginning of period	44,519,213	70,506,554
Net assets at end of period (including accumulated net investment loss of $110,812 and $486, respectively)	$ 49,143,776	$ 44,519,213
Other Information
Class A Shares outstanding at beginning of period	6,292,403	6,898,699
Shares sold	1,214,027	1,832,303
Shares issued to shareholders in reinvestment of distributions	-	26,632
Shares redeemed	(1,649,110)	(2,465,231)
Net increase (decrease) in Portfolio shares	(435,083)	(606,296)
Shares outstanding at end of period	5,857,320	6,292,403
Class B Shares outstanding at beginning of period	11,689	-
Shares sold	145,214	11,707*
Shares redeemed	(14,799)	(18)*
Net increase (decrease) in Portfolio shares	130,415	11,689
Shares outstanding at end of period	142,104	11,689

* For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2003[a]	2002	2001	2000[b]	1999[b,c]
Selected Per Share Data
Net asset value, beginning of period	$ 7.06	$ 10.22	$ 13.20	$ 13.99	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[d]	(.02)	(.01)	.06	.18	.06
Net realized and unrealized gain (loss) on investment transactions	1.15	(3.11)	(2.92)	(.87)	3.93
Total from investment operations	1.13	(3.12)	(2.86)	(.69)	3.99
Less distributions from: Net investment income	-	(.04)	(.12)	-	-
Net realized gains on investment transactions	-	-	-	(.10)	-
Total distributions	-	(.04)	(.12)	(.10)	-
Net asset value, end of period	$ 8.19	$ 7.06	$ 10.22	$ 13.20	$ 13.99
Total Return (%)	16.01**	(30.66)	(21.76)	(4.96)	39.89e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	48	44	71	66	12
Ratio of expenses before expense reductions (%)	.93*	.81	.86	.95	2.66*
Ratio of expenses after expense reductions (%)	.93*	.81	.86	.94	.50*
Ratio of net investment income (loss) (%)	(.49)*	(.19)	.58	1.22	.80*
Portfolio turnover rate (%)	108*	71	42	103	90*

a For the six months ended June 30, 2003 (Unaudited).
b On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c For the period from May 1, 1999 (commencement of operations) to December 31, 1999.
d Based on average shares outstanding during the period.
e Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Class B

	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 7.06	$ 7.43
Income (loss) from investment operations: Net investment income (loss)[c]	(.03)	(.02)
Net realized and unrealized gain (loss) on investment transactions	1.14	(.35)
Total from investment operations	1.11	(.37)
Net asset value, end of period	$ 8.17	$ 7.06
Total Return (%)	15.72**	(4.98)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1.1
Ratio of expenses (%)	1.28*	1.06*
Ratio of net investment income (loss) (%)	(.84)*	(.47)*
Portfolio turnover rate (%)	108*	71

a For the six months ended June 30, 2003 (Unaudited).
b For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Management Summary June 30, 2003

Scudder Blue Chip Portfolio

On May 16, 2003, Janet Campagna and Robert Wang assumed the lead management duties of the portfolio. Portfolio Manager Julie Abbett, a member of the prior management team, remains with the portfolio, as does its analyst team.

Although the management team has changed, the investment process has not. Management employs intensive quantitative analysis and fundamental research to identify stocks with strong cash flows, sound balance sheets and attractive valuations, and avoids making bets on industries, investment styles or the direction of the broader market. As a result, performance is largely the result of individual stock selection.

The portfolio lagged its unmanaged benchmark, returning 8.65% (Class A shares) versus a return of 12.34% for the Russell 1000 Index during the first half of the year, as individual stock price performance often was uncorrelated with the fundamentals of the underlying companies. In the first quarter, the most significant factor affecting individual stocks was the war in Iraq. And in the second quarter, market performance was driven largely by investors' preference for fast-moving stocks that could generate strong short-term returns. As a result, the types of fundamentally sound companies in which the portfolio is invested generally trailed the market as a whole. Performance was helped by stock selection within the telecom services, insurance and transportation sectors, and was hurt by selection within the materials, retail and capital goods sectors. Management expects that the market will once again begin to trade based on fundamentals in the second half of the year, a development that would have a positive impact on the portfolio's relative performance.

Janet Campagna
Robert Wang
Co-Managers
Deutsche Investment Management Americas Inc.

The Russell 1000 Index is an unmanaged capitalization-weighted price-only index composed of the largest-capitalized United States companies whose common stocks are traded in the US. This larger capitalization, market-oriented index is highly correlated with the S&P 500 index. Index returns assume reinvested dividends and capital gains and do not reflect fees or expenses; investors cannot directly access an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio June 30, 2003 (Unaudited)

Scudder Blue Chip Portfolio

	Shares	Value ($)

Common Stocks 96.8%
Consumer Discretionary 18.0%
Auto Components 1.8%
American Axle & Manufacturing Holdings, Inc.*	85,600	2,045,840
Autoliv, Inc.	18,400	498,272
Cooper Tire & Rubber Co.	28,600	503,074
Delphi Corp.	103,000	888,890
		3,936,076
Hotel Restaurants & Leisure 1.5%
GTECH Holdings Corp.*	5,100	192,015
Outback Steakhouse, Inc.	11,400	444,600
Starbucks Corp.*	108,900	2,670,228
		3,306,843
Household Durables 0.9%
Centex Corp.	10,600	824,574
Ryland Group, Inc.	8,800	610,720
Toll Brothers, Inc.*	20,400	577,524
		2,012,818
Internet & Catalog Retailing 0.3%
eBay, Inc.*	5,400	562,572
Leisure Equipment & Products 1.6%
Eastman Kodak Co.	90,500	2,475,175
Mattel, Inc.	53,900	1,019,788
		3,494,963
Media 5.3%
Cablevision Systems Corp. "A"*	15,700	325,932
Clear Channel Communications, Inc.*	58,800	2,492,532
Comcast Corp. "A"*	118,138	3,565,418
Interpublic Group of Companies, Inc.	2,500	33,450
McGraw-Hill, Inc.	54,200	3,360,400
The Washington Post Co.	700	513,030
Tribune Co.	18,300	883,890
Viacom, Inc. "B"*	13,600	593,776
		11,768,428
Multiline Retail 0.5%
Wal-Mart Stores, Inc.	20,100	1,078,767
Specialty Retail 5.3%
Abercrombie & Fitch Co. "A"*	40,000	1,136,400
Barnes & Noble, Inc.*	16,900	389,545
Chico's FAS, Inc.*	67,000	1,410,350
Claire's Stores, Inc.	47,100	1,194,456
Lowe's Companies, Inc.	13,600	584,120
PETsMART, Inc.*	70,900	1,181,903
Staples, Inc.*	102,200	1,875,370
The Gap, Inc.	116,400	2,183,664
TJX Companies, Inc.	97,200	1,831,248
		11,787,056
Textiles, Apparel & Luxury Goods 0.8%
Jones Apparel Group, Inc.*	63,700	1,863,862
	Shares	Value ($)

Consumer Staples 6.1%
Beverages 2.6%
Coca-Cola Enterprises, Inc.	100,600	1,825,890
Pepsi Bottling Group, Inc.	47,500	950,950
PepsiCo, Inc.	66,700	2,968,150
		5,744,990
Food & Drug Retailing 0.4%
Sysco Corp.	22,200	666,888
Whole Foods Market, Inc.*	5,100	242,403
		909,291
Food Products 1.3%
Dean Foods Co.	30,150	949,725
Hershey Foods Corp.	27,100	1,887,786
		2,837,511
Household Products 1.6%
Clorox Co.	18,400	784,760
Colgate-Palmolive Co.	15,900	921,405
Dial Corp.	39,100	760,495
Procter & Gamble Co.	10,600	945,308
		3,411,968
Personal Products 0.2%
Gillette Co.	14,800	471,528
Energy 4.9%
Oil & Gas
Anadarko Petroleum Corp.	100	4,447
Burlington Resources, Inc.	16,100	870,527
Devon Energy Corp.	53,900	2,878,260
EOG Resources, Inc.	7,400	309,616
ExxonMobil Corp.	65,940	2,367,905
Newfield Exploration Co.*	8,500	319,175
Occidental Petroleum Corp.	56,300	1,888,865
Pogo Producing Co.	10,200	436,050
Sunoco, Inc.	45,900	1,732,266
		10,807,111
Financials 19.2%
Banks 8.7%
Bank of America Corp.	9,100	719,173
Bank One Corp.	54,100	2,011,438
GreenPoint Financial Corp.	3,800	193,572
J.P. Morgan Chase & Co.	86,700	2,963,406
National City Corp.	50,000	1,635,500
US Bancorp.	36,000	882,000
Wachovia Corp.	89,500	3,576,420
Washington Mutual, Inc.	85,700	3,539,410
Wells Fargo & Co.	73,400	3,699,360
		19,220,279
Diversified Financials 5.7%
American Express Co.	34,400	1,438,264
AmeriCredit Corp.*	86,700	741,285
Citigroup, Inc.	84,400	3,612,320
Countrywide Financial Corp.	39,100	2,720,187
	Shares	Value ($)

Doral Financial Corp.	13,600	607,240
Fannie Mae	29,400	1,982,736
Goldman Sachs Group, Inc.	5,900	494,125
Morgan Stanley	24,600	1,051,650
		12,647,807
Insurance 4.3%
AFLAC, Inc.	96,100	2,955,075
Allstate Corp.	8,400	299,460
American International Group, Inc.	8,412	464,174
Chubb Corp.	32,900	1,974,000
Fidelity National Financial, Inc.	32,500	999,700
Progressive Corp.	11,100	811,410
W.R. Berkley Corp.	36,500	1,923,550
		9,427,369
Real Estate 0.5%
Apartment Investment & Management Co. (REIT)	5,700	197,220
Equity Office Properties Trust (REIT)	24,500	661,745
Equity Residential (REIT)	9,700	251,715
		1,110,680
Health Care 15.2%
Biotechnology 1.5%
Amgen, Inc.*	14,500	956,130
Charles River Laboratories International, Inc.*	22,500	724,050
Genentech, Inc.*	18,700	1,348,644
IDEXX Laboratories, Inc.*	6,800	229,024
		3,257,848
Health Care Equipment & Supplies 0.5%
Guidant Corp.	23,500	1,043,165
Health Care Providers & Services 2.5%
HCA, Inc.	83,000	2,659,320
Mid Atlantic Medical Services, Inc.*	14,600	763,580
UnitedHealth Group, Inc.	42,400	2,130,600
		5,553,500
Pharmaceuticals 10.7%
Abbott Laboratories	51,100	2,236,136
Endo Pharmaceuticals Holdings, Inc.*	21,500	363,780
Forest Laboratories, Inc.*	54,400	2,978,400
Johnson & Johnson	114,982	5,944,569
Merck & Co., Inc.	98,200	5,946,010
Pfizer, Inc.	170,950	5,837,943
Pharmaceutical Resources, Inc.*	9,500	462,270
		23,769,108
Industrials 10.2%
Aerospace & Defense 1.2%
Goodrich Corp.	74,900	1,572,900
Honeywell International, Inc.	38,200	1,025,670
		2,598,570
	Shares	Value ($)

Air Freight & Logistics 0.8%
J.B. Hunt Transport Services, Inc.*	16,800	634,200
Ryder System, Inc.	22,900	586,698
United Parcel Service, Inc. "B"	7,900	503,230
		1,724,128
Commercial Services & Supplies 1.9%
Allied Waste Industries, Inc.*	24,700	248,235
Career Education Corp.*	8,900	608,938
Convergys Corp.*	122,400	1,958,400
University of Phoenix Online*	29,400	1,490,580
		4,306,153
Electrical Equipment 1.2%
American Power Conversion Corp.*	131,200	2,045,408
Energizer Holdings, Inc.*	18,600	584,040
		2,629,448
Industrial Conglomerates 2.5%
3M Co.	9,000	1,160,829
Carlisle Companies, Inc.	13,900	586,024
General Electric Co.	135,400	3,883,272
		5,630,125
Machinery 1.4%
Caterpillar, Inc.	14,600	812,636
Eaton Corp.	30,300	2,381,883
		3,194,519
Road & Rail 1.2%
Swift Transportation Co., Inc.*	93,900	1,748,418
Werner Enterprises, Inc.	38,800	822,560
		2,570,978
Information Technology 13.5%
Communications Equipment 0.8%
Cisco Systems, Inc.*	59,100	986,379
QUALCOMM, Inc.	22,600	807,950
		1,794,329
Computers & Peripherals 5.1%
Dell Computer Corp.*	22,100	706,316
EMC Corp.*	65,300	683,691
Hewlett-Packard Co.	119,000	2,534,700
International Business Machines Corp.	64,100	5,288,250
Storage Technology Corp.*	68,600	1,765,764
Western Digital Corp.*	24,700	254,410
		11,233,131
Internet Software & Services 0.2%
Yahoo!, Inc.*	11,600	380,016
IT Consulting & Services 0.4%
Acxiom Corp.*	59,000	890,310
Semiconductor Equipment & Products 3.9%
Altera Corp.*	31,200	511,680
Intel Corp.	233,600	4,855,142
MEMC Electronic Materials, Inc.*	42,000	411,600
Silicon Laboratories, Inc.*	23,900	636,696
Texas Instruments, Inc.	44,600	784,960
Xilinx, Inc.*	56,900	1,440,139
		8,640,217
	Shares	Value ($)

Software 3.1%
Compuware Corp.*	95,800	552,766
Electronic Arts, Inc.*	10,700	791,693
Microsoft Corp.	185,300	4,745,533
Oracle Corp.*	59,500	715,190
		6,805,182
Materials 2.3%
Chemicals 0.6%
Praxair, Inc.	9,700	582,970
Sigma-Aldrich Corp.	14,000	758,520
		1,341,490
Containers & Packaging 1.7%
Ball Corp.	57,400	2,612,274
Owens-Illinois, Inc.	85,900	1,182,843
		3,795,117
Telecommunication Services 5.0%
Diversified Telecommunication Services 3.2%
BellSouth Corp.	11,100	295,593
SBC Communications, Inc.	25,400	648,970
Sprint Corp.	117,400	1,690,560
Verizon Communications, Inc.	112,100	4,422,345
		7,057,468
	Shares	Value ($)

Wireless Telecommunication Services 1.8%
AT&T Wireless Services, Inc.*	238,200	1,955,622
Nextel Communications, Inc. "A"*	115,500	2,088,240
		4,043,862
Utilities 2.4%
Electric Utilities
Dominion Resources, Inc.	26,400	1,696,728
Edison International*	24,600	404,178
Entergy Corp.	22,100	1,166,438
Exelon Corp.	23,600	1,411,516
Southern Co.	18,400	573,344
		5,252,204
Total Common Stocks (Cost $196,936,482)		213,910,787

	Principal Amount ($)	Value ($)

US Treasury Obligations 0.3%
US Treasury Bill, 0.8%**, 7/24/2003 (c) (Cost $644,545)	645,000	644,658

	Shares	Value ($)

Cash Equivalents 2.9%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $6,516,866)	6,516,866	6,516,866
Total Investment Portfolio - 100.0% (Cost $204,097,893) (a)		221,072,311

Notes to Scudder Blue Chip Portfolio of Investments

* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $204,761,044. At June 30, 2003, net unrealized appreciation for all securities based on tax cost was $16,311,267. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,133,160 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,821,893.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) At June 30, 2003, this security, in part or in whole, has been segregated to cover initial margin requirements for open futures contracts.
At June 30, 2003, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 Index Future	9/19/2003	27	6,783,762	6,569,775	(213,987)
Total net unrealized depreciation on open futures contracts purchased					(213,987)

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $197,581,027)	$ 214,555,445
Investment in Scudder Cash Management QP Trust (cost $6,516,866)	6,516,866
Dividends receivable	10,000
Interest receivable	251,497
Receivable for Portfolio shares sold	88,444
Other assets	1,900
Total assets	221,424,152
Liabilities
Payable for Portfolio shares redeemed	156,001
Accrued management fee	121,187
Other accrued expenses and payables	30,167
Total liabilities	307,355
Net assets, at value	$ 221,116,797
Net Assets
Net assets consist of: Undistributed net investment income	753,836
Net unrealized appreciation (depreciation) on: Investments	16,974,418
Futures	(213,987)
Accumulated net realized gain (loss)	(75,827,084)
Paid-in capital	279,429,614
Net assets, at value	$ 221,116,797
Class A Net Asset Value, offering and redemption price per share ($214,733,506 / 21,238,969 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.11
Class B Net Asset Value, offering and redemption price per share ($6,383,291 / 632,289 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.10

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $483)	$ 1,481,493
Interest - Scudder Cash Management QP Trust	34,457
Interest	3,263
Total Income	1,519,213
Expenses: Management fee	628,470
Custodian fees	4,128
Distribution service fees (Class B)	3,058
Record keeping fees (Class B)	1,213
Auditing	14,741
Legal	3,208
Trustees' fees and expenses	2,240
Reports to shareholders	11,841
Other	6,586
Total expenses, before expense reductions	675,485
Expense reductions	(6)
Total expenses, after expense reductions	675,479
Net investment income (loss)	843,734
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(2,925,110)
Futures	(50,078)
(2,975,188)
Net unrealized appreciation (depreciation) during the period on: Investments	22,031,985
Futures	(185,067)
21,846,918
Net gain (loss) on investment transactions	18,871,730
Net increase (decrease) in net assets resulting from operations	$ 19,715,464

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ 843,734	$ 1,369,121
Net realized gain (loss) on investment transactions	(2,975,188)	(31,737,958)
Net unrealized appreciation (depreciation) on investment transactions during the period	21,846,918	(23,730,543)
Net increase (decrease) in net assets resulting from operations	19,715,464	(54,099,380)
Distributions to shareholders from: Net investment income Class A	(1,353,726)	(811,699)
Class B	(7,619)	-
Portfolio share transactions: Class A Proceeds from shares sold	44,719,393	30,297,497
Reinvestment of distributions	1,353,726	811,699
Cost of shares redeemed	(23,111,497)	(42,122,019)
Net increase (decrease) in net assets from Class A share transactions	22,961,622	(11,012,823)
Class B Proceeds from shares sold	5,659,869	390,999*
Reinvestment of distributions	7,619	-*
Cost of shares redeemed	(3,305)	(13)*
Net increase (decrease) in net assets from Class B share transactions	5,664,183	390,986
Increase (decrease) in net assets	46,979,924	(65,532,916)
Net assets at beginning of period	174,136,873	239,669,789
Net assets at end of period (including undistributed net investment income of $753,836 and $1,271,447, respectively)	$ 221,116,797	$ 174,136,873
Other Information
Class A Shares outstanding at beginning of period	18,535,421	19,851,259
Shares sold	5,004,089	2,729,968
Shares issued to shareholders in reinvestment of distributions	150,749	66,642
Shares redeemed	(2,451,290)	(4,112,448)
Net increase (decrease) in Portfolio shares	2,703,548	(1,315,838)
Shares outstanding at end of period	21,238,969	18,535,421
Class B Shares outstanding at beginning of period	40,975	-
Shares sold	590,844	40,976*
Shares issued to shareholders in reinvestment of distributions	848	-*
Shares redeemed	(378)	(1)*
Net increase (decrease) in Portfolio shares	591,314	40,975
Shares outstanding at end of period	632,289	40,975

* For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2003[a]	2002	2001	2000[b]	1999[b]	1998[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.37	$ 12.07	$ 14.41	$ 15.69	$ 12.60	$ 11.15
Income (loss) from investment operations: Net investment income (loss)	.04[c]	.07[c]	.05[c]	.07[c]	.09[c]	.10
Net realized and unrealized gain (loss) on investment transactions	.76	(2.73)	(2.33)	(1.29)	3.08	1.45
Total from investment operations	.80	(2.66)	(2.28)	(1.22)	3.17	1.55
Less distributions from: Net investment income	(.06)	(.04)	(.06)	(.06)	(.08)	(.10)
Net asset value, end of period	$ 10.11	$ 9.37	$ 12.07	$ 14.41	$ 15.69	$ 12.60
Total Return (%)	8.65**	(22.11)	(15.81)	(7.84)	25.24	13.84
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	215	174	240	228	185	78
Ratio of expenses before expense reductions (%)	.69*	.69	.69	.71	.71	.76
Ratio of expenses after expense reductions (%)	.69*	.69	.69	.71	.70	.76
Ratio of net investment income (loss) (%)	.88*	.65	.42	.44	.67	1.18
Portfolio turnover rate (%)	183*	195	118	86	64	102

a For the six months ended June 30, 2003 (Unaudited).
b On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Class B

	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.35	$ 10.28
Income (loss) from investment operations: Net investment income (loss)[c]	.02	.03
Net realized and unrealized gain (loss) on investment transactions	.77	(.96)
Total from investment operations	.79	(.93)
Less distributions from: Net investment income	(.04)	-
Net asset value, end of period	$ 10.10	$ 9.35
Total Return (%)	8.50**	(9.05)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6.4
Ratio of expenses (%)	1.04*	.94*
Ratio of net investment income (loss) (%)	.53*	.61*
Portfolio turnover rate (%)	183*	195

a For the six months ended June 30, 2003 (Unaudited).
b For the period July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Management Summary June 30, 2003

Scudder Contrarian Value Portfolio

Scudder Contrarian Value Portfolio gained 12.39% (Class A shares) over the last six months, advancing more than the broad market as measured by the S&P 500 index, an unmanaged group of stocks generally representative of the US stock market. The portfolio also fared better than its Russell 1000 Value Index benchmark, which measures the performance of large companies with lower price-to-book ratios and lower forecasted growth values than the overall market, which returned 11.57%.

Our active management style and low price-to-earnings (P/E) contrarian value discipline were important drivers of performance. Financial services stocks added to gains, as did the portfolio's well-diversified group of technology stocks. A lack of telecommunications exposure also helped performance on a relative basis, as that sector remained volatile.

Declining consumer confidence and poor winter weather caused retail stocks to struggle during much of the period. However, these stocks reversed course in May and June. On a relative basis, the portfolio lost ground to its benchmark by not owning any utility stocks - a sector that posted strong performance, but whose valuations do not generally fit out investment criteria.

The portfolio comprises solid companies with projected earnings growth that is faster than the market, valuations that are lower than the market and current dividend income that is materially higher. While the market has rallied strongly over the last several months, there remains a large pool of attractively valued, quality stocks that fit within contrarian philosophy. We will continue to be diligent and attempt to improve quality further, as well as seek to enhance earnings growth and dividend yield.

Thomas F. Sassi
Frederick L. Gaskin
Co-Managers
Deutsche Investment Management Americas Inc.

Russell 1000 Value Index is an unmanaged index, which consists of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted-growth values. Index returns assume reinvested dividends and capital gains and do not reflect fees or expenses; investors cannot directly access an index.

The Standard & Poor's (S&P) 500 index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvested dividends and capital gains and do not reflect fees or expenses; investors cannot directly access an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio June 30, 2003 (Unaudited)

Scudder Contrarian Value Portfolio

	Shares	Value ($)

Common Stocks 91.9%
Consumer Discretionary 7.1%
Multiline Retail 5.5%
J.C. Penny Co., Inc.	83,000	1,398,550
Nordstrom, Inc.	131,000	2,557,120
Sears, Roebuck & Co.	151,500	5,096,460
Target Corp.	94,000	3,556,960
		12,609,090
Textiles, Apparel & Luxury Goods 1.6%
The Limited, Inc.	243,400	3,772,700
Consumer Staples 3.4%
Food Products
ConAgra Foods, Inc.	70,000	1,652,000
McDonald's Corp.	140,000	3,088,400
Sara Lee Corp.	157,200	2,956,932
		7,697,332
Energy 8.3%
Oil & Gas
BP PLC (ADR)	96,644	4,060,981
ChevronTexaco Corp.	49,600	3,581,120
ConocoPhillips	94,400	5,173,120
ExxonMobil Corp.	175,100	6,287,841
		19,103,062
Financials 32.0%
Banks 24.0%
AmSouth Bancorp.	190,000	4,149,600
Bank of America Corp.	58,906	4,655,341
BB&T Corp.	67,000	2,298,100
Fifth Third Bancorp.	20,000	1,146,800
FleetBoston Financial Corp.	206,400	6,132,144
J.P. Morgan Chase & Co.	264,700	9,047,446
KeyCorp.	74,000	1,869,980
National City Corp.	107,900	3,529,409
North Fork Bancorp., Inc.	35,000	1,192,100
PNC Financial Services Group	137,400	6,706,494
SunTrust Banks, Inc.	52,700	3,127,218
US Bancorp.	222,000	5,439,000
Wachovia Corp.	148,100	5,918,076
		55,211,708
Diversified Financials 5.0%
Citigroup, Inc.	109,500	4,686,600
Fannie Mae	52,000	3,506,880
Freddie Mac	51,400	2,609,578
Morgan Stanley	15,000	641,250
		11,444,308
	Shares	Value ($)

Insurance 3.0%
Allstate Corp.	32,000	1,140,800
American International Group, Inc.	20,000	1,103,600
Chubb Corp.	48,200	2,892,000
Jefferson-Pilot Corp.	40,100	1,662,546
		6,798,946
Health Care 12.7%
Health Care Equipment & Supplies 2.5%
Baxter International, Inc.	219,500	5,707,000
Pharmaceuticals 10.2%
Abbott Laboratories	86,000	3,763,360
Bristol-Myers Squibb Co.	248,900	6,757,635
Johnson & Johnson	22,000	1,137,400
Merck & Co., Inc.	76,200	4,613,910
Pfizer, Inc.	90,000	3,073,500
Wyeth	88,700	4,040,285
		23,386,090
Industrials 11.0%
Aerospace & Defense 4.0%
Honeywell International, Inc.	165,100	4,432,935
Raytheon Co.	87,700	2,880,068
United Technologies Corp.	24,900	1,763,667
		9,076,670
Commercial Services & Supplies 2.1%
Automatic Data Processing, Inc.	87,000	2,945,820
Pitney Bowes, Inc.	50,400	1,935,864
		4,881,684
Electrical Equipment 2.1%
Emerson Electric Co.	96,000	4,905,600
Industrial Conglomerates 2.8%
General Electric Co.	94,800	2,718,864
Textron, Inc.	96,600	3,769,332
		6,488,196
Information Technology 9.1%
Communications Equipment 0.5%
QUALCOMM, Inc.	35,000	1,251,250
Computers & Peripherals 1.9%
EMC Corp.*	101,000	1,057,470
Hewlett-Packard Co.	77,297	1,646,426
International Business Machines Corp.	19,200	1,584,000
		4,287,896
Electronic Equipment & Instruments 3.1%
Diebold, Inc.	56,000	2,422,000
Waters Corp.*	160,000	4,660,800
		7,082,800
Semiconductor Equipment & Products 3.6%
Applied Materials, Inc.*	113,800	1,804,868
Intel Corp.	232,700	4,836,437
Texas Instruments, Inc.	89,000	1,566,400
		8,207,705
	Shares	Value ($)

Materials 7.3%
Chemicals 2.9%
Dow Chemical Co.	172,300	5,334,408
Rohm & Haas Co.	43,000	1,334,290
		6,668,698
Containers & Packaging 2.7%
Sonoco Products Co.	259,200	6,225,984
Metals & Mining 1.7%
Alcoa, Inc.	148,100	3,776,550
	Shares	Value ($)

Telecommunication Services 1.0%
Diversified Telecommunication Services
SBC Communications, Inc.	89,700	2,291,835
Total Common Stocks (Cost $203,455,084)		210,875,104

Cash Equivalents 8.1%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $18,630,886)	18,630,886	18,630,886
Total Investment Portfolio - 100.0% (Cost $222,085,970) (a)		229,505,990

Notes to Scudder Contrarian Value Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $223,830,715. At June 30, 2003, net realized appreciation for all securities based on tax cost was $5,675,275. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,280,154 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,604,879.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $203,455,084)	$ 210,875,104
Investment in Scudder Cash Management QP Trust (cost $18,630,886)	18,630,886
Dividends receivable	409,772
Receivable for Portfolio shares sold	69,047
Total assets	229,984,809
Liabilities
Payable for investments purchased	1,084,491
Receivable for Portfolio shares redeemed	67,075
Accrued management fee	152,600
Other accrued expenses and payables	43,531
Total liabilities	1,347,697
Net assets, at value	$ 228,637,112
Net Assets
Net assets consist of: Undistributed net investment income	$ 1,955,411
Net unrealized appreciation (depreciation) on investments	7,420,020
Accumulated net realized gain (loss)	(46,781,395)
Paid-in capital	266,043,076
Net assets, at value	$ 228,637,112
Class A Net Asset Value, offering and redemption price per share ($223,071,875 / 18,068,533 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.35
Class B Net Asset Value, offering and redemption price per share ($5,565,237 / 450,541 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.35

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $9,137)	$ 2,838,056
Interest - Scudder Cash Management QP Trust	66,099
Total Income	2,904,155
Expenses: Management fee	790,995
Custodian fees	6,721
Distribution service fees (Class B)	2,901
Record keeping fees (Class B)	1,076
Auditing	17,433
Legal	7,234
Trustees' fees and expenses	1,885
Reports to shareholders	14,923
Other	7,194
Total expenses, before expense reductions	850,362
Expense reductions	(7)
Total expenses, after expense reductions	850,355
Net investment income (loss)	2,053,800
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(8,597,062)
Net unrealized appreciation (depreciation) during the period on investments	31,730,553
Net gain (loss) on investment transactions	23,133,491
Net increase (decrease) in net assets resulting from operations	$ 25,187,291

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ 2,053,800	$ 4,585,675
Net realized gain (loss) on investment transactions	(8,597,062)	(15,937,183)
Net unrealized appreciation (depreciation) on investment transactions during the period	31,730,553	(30,380,752)
Net increase (decrease) in net assets resulting from operations	25,187,291	(41,732,260)
Distributions to shareholders from: Net investment income Class A	(4,338,949)	(3,673,679)
Class B	(34,467)	-
Portfolio share transactions: Class A Proceeds from shares sold	10,276,469	51,424,489
Reinvestment of distributions	4,338,949	3,673,679
Cost of shares redeemed	(26,826,295)	(51,711,686)
Net increase (decrease) in net assets from Class A share transactions	(12,210,877)	3,386,482
Class B Proceeds from shares sold	4,657,100	516,615*
Reinvestment of distributions	34,467	-*
Cost of shares redeemed	(38,438)	(28)*
Net increase (decrease) in net assets from Class B share transactions	4,653,129	516,587
Increase (decrease) in net assets	13,256,127	(41,502,870)
Net assets at beginning of period	215,380,985	256,883,855
Net assets at end of period (including undistributed net investment income of $1,955,411 and $4,275,027, respectively)	$ 228,637,112	$ 215,380,985
Other Information
Class A Shares outstanding at beginning of period	19,122,645	19,168,291
Shares sold	900,833	4,009,357
Shares issued to shareholders in reinvestment of distributions	417,608	265,248
Shares redeemed	(2,372,553)	(4,320,251)
Net increase (decrease) in Portfolio shares	(1,054,112)	(45,646)
Shares outstanding at end of period	18,068,533	19,122,645
Class B Shares outstanding at beginning of period	44,927	-
Shares sold	405,398	44,930*
Shares issued to shareholders in reinvestment of distributions	3,314	-*
Shares redeemed	(3,098)	(3)*
Net increase (decrease) in Portfolio shares	405,614	44,927
Shares outstanding at end of period	450,541	44,927

* For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2003[a]	2002	2001	2000[b]	1999[b]	1998[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.24	$ 13.40	$ 13.40	$ 14.70	$ 17.57	$ 15.18
Income (loss) from investment operations: Net investment income (loss)	.11[c]	.23[c]	.23[c]	.30[c]	.37[c]	.26
Net realized and unrealized gain (loss) on investment transactions	1.24	(2.20)	.01	1.40	(1.94)	2.63
Total from investment operations	1.35	(1.97)	.24	1.70	(1.57)	2.89
Less distributions from: Net investment income	(.24)	(.19)	(.24)	(.40)	(.30)	(.10)
Net realized gains on investment transactions	-	-	-	(2.60)	(1.00)	(.40)
Total distributions	(.24)	(.19)	(.24)	(3.00)	(1.30)	(.50)
Net asset value, end of period	$ 12.35	$ 11.24	$ 13.40	$ 13.40	$ 14.70	$ 17.57
Total Return (%)	12.39**	(14.98)	1.87	16.13	(10.21)	19.26
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	223	215	257	219	237	264
Ratio of expenses before expense reductions (%)	.80*	.79	.79	.80	.81	.78
Ratio of expenses after expense reductions (%)	.80*	.79	.79	.80	.80	.78
Ratio of net investment income (loss) (%)	1.95*	1.84	1.75	2.55	2.14	2.02
Portfolio turnover rate (%)	60*	84	72	56	88	57

a For the six months ended June 30, 2003 (Unaudited).
b On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c Based on average shares outstanding during the period.
* Annualized
** Not annualized

Class B

	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.23	$ 12.77
Income (loss) from investment operations: Net investment income (loss)[c]	.09	.15
Net realized and unrealized gain (loss) on investment transactions	1.24	(1.69)
Total from investment operations	1.33	(1.54)
Less distributions from: Net investment income	(.21)	-
Net asset value, end of period	$ 12.35	$ 11.23
Total Return (%)	12.20**	(12.06)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6.5
Ratio of expenses (%)	1.14*	1.04*
Ratio of net investment income (loss) (%)	1.61*	2.74*
Portfolio turnover rate (%)	60*	84**

a For the six months ended June 30, 2003 (Unaudited).
b For the period July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Management Summary June 30, 2003

Scudder Fixed Income Portfolio

The combination of a still-struggling US economy, war with Iraq and changes to the federal funds rate resulted in a volatile bond market in the first six months of the year. Although some investors expected the Federal Reserve Board to reduce the federal funds rate by 50 basis points at its June meeting, the reduction was only 25 basis points. This reduction was the thirteenth since the beginning of 2001 and brought the federal funds rate to 1% - a level not seen since the 1950s. In this environment, the portfolio returned 4.44% (Class A shares) versus its benchmark, the Lehman Brothers Aggregate Bond Index, which gained 3.93%.

Our bottom-up investment strategy, including the effective selection of strong-performing securities, led to strong absolute results for the period. The portfolio's percentage of assets in corporate bonds increased over the period, as did its exposure to the lower-quality portion of the investment-grade corporate sector. This move helped boost the portfolio's results, as investors in search of higher yields favored such bonds. Additionally, the portfolio's allocation to the high-yield corporate sector, which performed extremely well, aided results. The portfolio's stake in asset-backed securities also aided results, while mortgage-backed securities were fairly flat in the period. Additionally, the portfolio's overall allocation to US Treasury bonds experienced a corresponding decline simply as a function of the increase in corporate bonds. That reduction proved timely, since Treasury, though posting positive returns, trailed other areas of the bond market.

David Baldt
J. Christopher Gagnier
Gary W. Bartlett
Warren S. Davis
Daniel R. Taylor
Thomas Flaherty
Andrew P. Cestone
Timothy C. Vile

Co-Managers
Deutsche Investment Management Americas Inc.

The Lehman Brothers Aggregate Bond Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvested dividends and capital gains and do not reflect any fees or expenses; investors cannot directly access an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio June 30, 2003 (Unaudited)

Scudder Fixed Income Portfolio

	Principal Amount ($)	Value ($)

Corporate Bonds 22.8%
Consumer Discretionary 4.7%
American Achieve Corp., 11.625%, 1/1/2007	50,000	53,500
Boca Resorts, Inc., 9.875%, 4/15/2009	85,000	91,588
Boyd Gaming Corp., 7.75%, 12/15/2012	50,000	53,063
Buffets, Inc., 11.25%, 7/15/2010	50,000	49,500
Central Garden & Pet Co., 9.125%, 2/1/2013	50,000	53,250
Choctaw Resort Development Enterprises, 9.25%, 4/1/2009	80,000	86,300
Chumash Casino & Resort Enterprise, 9.0%, 7/15/2010	55,000	59,400
Circus & Eldorado, 10.125%, 3/1/2012	50,000	49,125
Comcast Cable Communications:
6.2%, 11/15/2008	570,000	641,856
6.375%, 1/30/2006	375,000	409,216
6.875%, 6/15/2009	620,000	716,803
Comcast Corp.:
5.5%, 3/15/2011	90,000	96,219
7.05%, 3/15/2033	650,000	721,921
CSC Holdings, Inc., 7.875%, 12/15/2007	75,000	76,688
Dex Media East LLC/ Financial, 12.125%, 11/15/2012	70,000	82,775
DIMON, Inc., Series B, 9.625%, 10/15/2011	195,000	214,500
EchoStar Communications Corp., 9.375%, 2/1/2009	90,000	95,963
Eldorado Resorts LLC, 10.5%, 8/15/2006	50,000	51,000
Finlay Fine Jewelry Corp., 8.375%, 5/1/2008	55,000	56,925
General Motors Corp.:
8.25%, 7/15/2023	860,000	859,465
8.375%, 7/15/2033	2,015,000	1,976,917
Herbst Gaming, Inc., 10.75%, 9/1/2008	125,000	137,813
Hines Horticulture, Inc., Series B, 12.75%, 10/15/2005	50,000	52,500
International Game Technology, 8.375%, 5/15/2009	135,000	165,619
Intrawest Corp., 10.5%, 2/1/2010	55,000	59,125
Jacobs Entertainment Co., 11.875%, 2/1/2009	50,000	53,188
Jacuzzi Brands, Inc., 9.625%, 7/1/2010	50,000	50,000
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	50,000	52,250
Laidlaw International, Inc., 10.75%, 6/15/2011	50,000	52,500
Lin Television Corp., 6.5%, 5/15/2013	50,000	49,875
MGM Mirage, Inc., 9.75%, 6/1/2007	135,000	153,225
Park Place Entertainment Corp.:
8.875%, 9/15/2008	575,000	633,938
9.375%, 2/15/2007	100,000	110,750
Primedia, Inc., 8.875%, 5/15/2011	50,000	52,625
	Principal Amount ($)	Value ($)

Remington Arms Co., 10.5%, 2/1/2011	50,000	52,250
Schuler Homes, Inc.:
9.375%, 7/15/2009	135,000	152,550
10.5%, 7/15/2011	55,000	63,250
Service Corp. International, 7.7%, 4/15/2009	50,000	51,000
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012	50,000	52,875
8.0%, 3/15/2012	50,000	53,375
8.75%, 12/15/2011	75,000	82,313
Six Flags, Inc., 8.875%, 2/1/2010	70,000	67,200
Sonic Automotive, Inc., 11.0%, 8/1/2008	80,000	84,800
Starwood Hotels, 7.875%, 5/1/2012	70,000	76,650
Time Warner, Inc.:
7.57%, 2/1/2024	435,000	492,359
7.75%, 6/15/2005	595,000	653,290
8.11%, 8/15/2006	2,000,000	2,299,376
Transwestern Publishing, Series F, 9.625%, 11/15/2007	80,000	83,400
Unisys Corp., 6.875%, 3/15/2010	55,000	57,200
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	80,000	80,500
Worldspan LP/ WS Finance Corp., 9.625%, 6/15/2011	55,000	56,650
		12,578,420
Consumer Staples 0.1%
Agrilink Foods, Inc., 11.875%, 11/1/2008	65,000	70,038
Elizabeth Arden, Inc., Series B, 11.75%, 2/1/2011	80,000	89,200
Salton, Inc., 10.75%, 12/15/2005	50,000	50,250
Stater Brothers Holdings, Inc., 10.75%, 8/15/2006	70,000	73,675
Swift & Co., 10.125%, 10/1/2009	50,000	52,000
		335,163
Energy 2.0%
Avista Corp., 9.75%, 6/1/2008	275,000	319,000
Citgo Petroleum Corp., 11.375%, 2/1/2011	170,000	189,550
Devon Energy Corp., 7.95%, 4/15/2032	825,000	1,061,925
Devon Financing Corp., 7.875%, 9/30/2031	220,000	279,358
Houston Exploration Co., 7.0%, 6/15/2013	50,000	51,625
National Fuel Gas Co., 5.25%, 3/1/2013	845,000	878,912
Newpark Resources, Inc., 8.625%, 12/15/2007	50,000	51,250
Panhandle Eastern Pipe Line, 7.95%, 3/15/2023	65,000	67,275
Parker Drilling Co., Series B, 10.125%, 11/15/2009	70,000	75,600
Pedernales Electric Coop, Series 02-A, 6.202%, 11/15/2032	1,715,000	1,848,924
Pioneer Natural Resources Co.:
6.5%, 1/15/2008	105,000	114,358
9.625%, 4/1/2010	80,000	99,190
	Principal Amount ($)	Value ($)

Southern Natural Gas, 8.875%, 3/15/2010	50,000	54,500
Stone Energy Corp., 8.75%, 9/15/2007	55,000	57,063
Trico Marine Services, 8.875%, 5/15/2012	50,000	43,000
Westar Energy, Inc., 7.875%, 5/1/2007	75,000	83,813
Westport Resources Corp., 8.25%, 11/1/2011	160,000	175,200
Williams Cos., Inc., 8.625%, 6/1/2010	60,000	62,700
		5,513,243
Financials 7.4%
Ahold Finance USA, Inc., 6.25%, 5/1/2009	90,000	83,925
Allstate Corp., 5.35%, 6/1/2033	1,805,000	1,763,411
American International Group, Inc., 4.25%, 5/15/2013	1,015,000	1,012,928
Americredit Corp., 9.875%, 4/15/2006	65,000	63,700
Arch Western Finance, 6.75%, 7/1/2013	50,000	51,250
ASIF Global Finance, 4.9%, 1/17/2013	2,425,000	2,525,252
CBRE Escrow, Inc., 9.75%, 5/15/2010	50,000	52,563
Citigroup, Inc., 6.875%, 2/15/2098	1,335,000	1,600,378
Enterprise Rent-A-Car USA Finance Co., 7.35%, 6/15/2008	1,250,000	1,462,861
ERP Operating LP, 6.63%, 4/13,2005	1,085,000	1,167,394
Farmers Insurance Exchange, 8.625%, 5/1/2024	50,000	48,750
Ford Motor Credit Co.:
6.875%, 2/1/2006	1,215,000	1,288,629
7.5%, 3/15/2005	125,000	132,834
General Electric Capital Corp., 5.45%, 1/15/2013	155,000	167,887
General Motors Nova Finance, 6.85%, 10/15/2008	295,000	309,735
HSBC Holdings, Inc., 5.25%, 12/12/2012	875,000	933,203
IOS Capital LLC, 7.25%, 6/30/2008	50,000	48,875
LaBranche & Co., Inc., 12.0%, 3/2/2007	145,000	165,300
LNR Property Corp., 7.625%, 7/15/2013	50,000	50,572
Ohio National Life Insurance, 8.5%, 5/15/2026	275,000	337,437
PEI Holdings, Inc., 11.0%, 3/15/2010	50,000	55,125
PNC Funding Corp., 5.75%, 8/1/2006	870,000	959,910
Prudential Financial, Inc., 4.5%, 7/15/2013	1,930,000	1,926,738
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	50,000	58,250
Thornburg Mortgage, Inc., 8.0%, 5/15/2013	80,000	81,600
Verizon Global Funding Corp., 7.25%, 12/1/2010	1,840,000	2,209,720
Wachovia Corp., 7.5%, 7/15/2006	155,000	179,355
Wells Fargo & Co., 7.55%, 6/21/2010	1,000,000	1,232,726
		19,970,308
Health Care 1.1%
Amerisourcebergen Corp., 7.25%, 11/15/2012	95,000	103,075
Health Care Service Corp., 7.75%, 6/15/2011	2,330,000	2,778,777
	Principal Amount ($)	Value ($)

Tenet Healthcare Corp.:
6.375%, 12/1/2011	90,000	83,250
7.375%, 2/1/2013	75,000	72,375
		3,037,477
Industrials 2.7%
Allied Waste North America, Inc.:
7.875%, 4/15/2013	60,000	62,775
Series B, 8.5%, 12/1/2008	85,000	91,375
Series B, 10.0%, 8/1/2009	185,000	196,563
AutoNation, Inc., 9.0%, 8/1/2008	120,000	133,200
Avondale Mills, Inc., 10.25%, 7/1/2013	70,000	70,000
Browning-Ferris Industries, 7.4%, 9/15/2035	50,000	46,000
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	50,000	52,250
Corrections Corp. of America, 9.875%, 5/1/2009	50,000	55,813
CP Ships Ltd., 10.375%, 7/15/2012	60,000	66,975
Dana Corp.:
7.0%, 3/1/2029	65,000	56,631
9.0%, 8/15/2011	50,000	54,125
10.125%, 3/15/2010	50,000	55,125
Day International Group, Inc., 11.125%, 6/1/2005	50,000	50,500
Delta Air Lines, Inc., Series 02-1, 6.417%, 7/2/2012	3,410,000	3,689,297
Esterline Technologies, 7.75%, 6/15/2013	50,000	51,250
Flextronics International Ltd., 6.5%, 5/15/2013	125,000	120,313
General Motors Corp., 7.2%, 1/15/2011	70,000	70,555
Golden State Petroleum Transportation, 8.04%, 2/1/2019	50,000	48,127
Hercules, Inc., 11.125%, 11/15/2007	175,000	203,875
Hornbeck Offshore Services, Inc., 10.625%, 8/1/2008	50,000	55,125
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011	60,000	67,800
Kansas City Southern:
7.5%, 6/15/2009	50,000	51,813
9.5%, 10/1/2008	70,000	77,788
Millennium America, Inc.:
7.0%, 11/15/2006	220,000	222,200
9.25%, 6/15/2008	100,000	107,500
Mobile Mini, Inc., 9.5%, 7/1/2013	50,000	51,750
Overseas Shipholding Group, 8.75%, 12/1/2013	50,000	53,500
Raytheon Co., 8.2%, 3/1/2006	1,155,000	1,332,592
Tech Olympic USA, Inc., 10.375%, 7/1/2012	50,000	53,250
Xerox Corp., 9.75%, 1/15/2009	100,000	112,500
		7,360,567
Information Technology 0.0%
Cooperative Computing, 10.5%, 6/15/2011	50,000	51,250
Titan Corp., 8.0%, 5/15/2011	50,000	53,000
		104,250
	Principal Amount ($)	Value ($)

Materials 0.9%
Abitibi-Consolidated Finance, 7.875%, 8/1/2009	55,000	61,050
ARCO Chemical Co.:
9.8%, 2/1/2020	100,000	88,000
10.25%, 11/1/2010	55,000	52,800
Caraustar Industries, Inc., 9.875%, 4/1/2011	85,000	90,525
Cascades, Inc., 7.25%, 2/15/2013	105,000	110,513
CBD Media/CBD Finance, 8.625%, 6/1/2011	50,000	51,500
Equistar Chemical/ Funding Corp., 10.625%, 5/1/2011	50,000	51,250
Equistar Chemicals LP, 8.75%, 2/15/2009	395,000	383,150
Georgia-Pacific Corp.:
7.7%, 6/15/2015	100,000	96,250
8.0%, 1/15/2014	50,000	50,938
8.875%, 2/1/2010	60,000	65,100
8.875%, 5/15/2031	200,000	196,000
9.375%, 2/1/2013	70,000	77,175
Louisiana Pacific Corp., 10.875%, 11/15/2008	50,000	57,000
Owens-Brockway Glass Container, 8.25%, 5/15/2013	70,000	73,150
Texas Industries, Inc., 10.25%, 6/15/2011	65,000	67,925
Toll Corp., 8.25%, 2/1/2011	60,000	66,900
United States Steel LLC, 9.75%, 5/15/2010	50,000	50,750
Weyerhaeuser Co., 7.375%, 3/15/2032	630,000	724,198
		2,414,174
Telecommunication Services 0.5%
Nextel Communications, Inc., 9.5%, 2/1/2011	125,000	138,438
Qwest Services Corp., 5.625%, 11/15/2008	185,000	177,600
Shaw Communications, Inc., 8.25%, 4/11/2010	75,000	83,438
Sprint Capital Corp., 8.375%, 3/15/2012	80,000	95,785
Telecom de Puerto Rico, 6.8%, 5/15/2009	625,000	712,583
		1,207,844
Utilities 3.4%
AEP Texas Central Co., 5.5%, 2/15/2013	1,105,000	1,178,875
Alabama Power Co., 7.125%, 8/15/2004	1,000,000	1,064,275
American Electric Power, 6.125%, 5/15/2006	860,000	942,691
Centerior Energy Corp., Series B, 7.13%, 7/1/2007	1,490,000	1,715,789
CMS Energy Corp.:
7.5%, 1/15/2009	145,000	143,369
8.5%, 4/15/2011	90,000	93,938
Consumers Energy Co., 4.0%, 5/15/2010	1,175,000	1,171,222
	Principal Amount ($)	Value ($)

El Paso Production Holding Corp., 7.75%, 6/1/2013	75,000	74,813
PG&E Corp., 6.875%, 7/15/2008	50,000	51,875
Progress Energy, Inc., 6.75%, 3/1/2006	1,000,000	1,111,367
Reliant Resources, Inc.:
9.25%, 7/15/2010	50,000	50,532
9.5%, 7/15/2013	50,000	50,625
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010	100,000	100,000
Western Resources, Inc., 9.75%, 5/1/2007	95,000	106,400
Xcel Energy, Inc., 7.0%, 12/1/2010	1,240,000	1,418,138
		9,273,909
Total Corporate Bonds (Cost $58,213,480)		61,795,355

Convertible Bonds 0.1%
DIMON, Inc., 6.25%, 3/31/2007	50,000	46,500
Nortel Networks Corp., 4.25%, 9/1/2008	55,000	46,475
Parker Drilling Co., 5.5%, 8/1/2004	85,000	85,000
Total Convertible Bonds (Cost $174,607)		177,975

Asset Backed 10.8%
Automobile Receivables 4.3%
AmeriCredit Automobile Receivables Trust:
4.23%, 10/6/2006	2,250,000	2,322,366
"A4", Series 2001-C, 5.01%, 7/14/2008	1,530,000	1,602,777
Household Automotive Trust "A4", Series 2003-1, 2.22%, 11/17/2002	2,315,000	2,324,844
MMCA Automobile Trust:
"A4", Series 2002-4, 3.05%, 11/16/2009	1,150,000	1,175,892
"A4", Series 2002-2, 4.3%, 3/15/2010	2,385,000	2,425,049
WFS Financial Owner Trust "A4", Series 2002-2, 4.5%, 2/20/2010	1,540,000	1,619,820
		11,470,748
Home Equity Loans 1.2%
Oakwood Mortgage Investors, Inc. "A2", Series 2002-B, 5.19%, 9/15/2019	900,000	891,571
Residential Asset Securities Corp. "AI6", Series 2000-KS1, 7.905%, 2/25/2031	2,219,158	2,404,918
		3,296,489
Manufactured Housing Receivables 0.8%
Conseco Finance Securitizations Corp. "A4", Series 2001-1, 6.21%, 7/1/2032	1,000,000	1,024,655
Green Tree Financial Corp. "A5", Series 1996-5, 7.05%, 1/15/2019	1,160,000	1,222,271
		2,246,926
	Principal Amount ($)	Value ($)

Miscellaneous 4.5%
Detroit Edison Securitization Funding LLC "A6", Series 2001-1, 6.62%, 3/1/2016	1,375,000	1,638,121
Federal Home Loan Mortgage Corp. "3A", Series T-41, 7.5%, 7/25/2032	615,655	686,648
PECO Energy Transition Trust "A1", Series 2001-A, 6.52%, 12/31/2010	1,790,000	2,118,024
PSE&G Transition Funding LLC:
"A7", Series 2001-1, 6.75%, 6/15/2016	900,000	1,079,701
"A8", Series 2001-1, 6.89%, 12/15/2017	1,025,000	1,247,467
Systems 2001 Asset Trust LLC "G", Series 2001, 6.664%, 9/15/2013	2,691,486	3,030,024
US Airways Aircraft Certificate Owner Trust, 5.551%, 3/20/2012	2,245,000	2,352,760
		12,152,745
Total Asset Backed (Cost $27,993,059)		29,166,908

Foreign Bonds - US$ Denominated 4.6%
British Sky Broadcasting PLC:
6.875%, 2/23/2009	115,000	129,950
8.2%, 7/15/2009	115,000	136,275
Euramax International PLC, 11.25%, 10/1/2006	50,000	51,500
Fage Dairy Industry SA, 9.0%, 2/1/2007	75,000	74,250
Federative Republic of Brazil, 8.0%, 4/15/2014	116,982	103,237
France Telecom:
8.7%, 3/1/2006	640,000	730,029
9.25%, 3/1/2011	1,595,000	2,007,411
Grupo Elektra SA de CV, 12.0%, 4/1/2008	50,000	50,250
Inversiones CMPC SA, 4.875%, 6/18/2013	1,905,000	1,882,047
LeGrand SA, 8.5%, 2/15/2025	50,000	51,500
Luscar Coal Ltd., 9.75%, 10/15/2011	50,000	57,125
Norske Skog Canada, 8.625%, 6/15/2011	50,000	52,250
OAO Gazprom, 9.625%, 3/1/2013	55,000	60,638
Petroleos Mexicanos, 9.5%, 9/15/2027	965,000	1,201,425
QBE Insurance Group Ltd., 5.647%, 7/1/2023	1,275,000	1,238,734
Royal Caribbean Cruises Ltd., 7.25%, 3/15/2018	50,000	45,125
Sappi Papier Holding AG, 7.5%, 6/15/2032	950,000	1,117,012
Stena AB, 9.625%, 12/1/2012	65,000	71,419
Stone Container Corp., 11.5%, 8/15/2006	50,000	53,375
Telus Corp., 8.0%, 6/1/2011	175,000	202,125
Tembec Industries, Inc.:
8.5%, 2/1/2011	95,000	94,050
8.625%, 6/30/2009	55,000	54,313
TFM SA de CV:
10.25%, 6/15/2007	95,000	97,138
12.5%, 6/15/2012	50,000	54,000
11.75%, 6/15/2009	120,000	122,400
	Principal Amount ($)	Value ($)

Tyco International Group SA:
5.8%, 8/1/2006	1,275,000	1,316,438
6.125%, 11/1/2008	250,000	261,250
6.125%, 1/15/2009	155,000	161,200
6.375%, 2/15/2006	295,000	307,538
6.375%, 10/15/2011	65,000	68,575
Ukraine Government, 7.65%, 6/11/2013	50,000	49,750
United Mexican States, 6.375%, 1/16/2013	345,000	365,700
Vicap SA, 11.375%, 5/15/2007	85,000	76,500
Vivendi Universal SA, 9.25%, 4/15/2010	180,000	204,750
Total Foreign Bonds - US$ Denominated (Cost $12,025,088)		12,549,279

US Treasury Obligations 21.9%
US Treasury Bond:
5.375%, 2/15/2031	75,000	84,454
6.0%, 2/15/2026	7,220,000	8,630,441
US Treasury Note:
1.625%, 4/30/2005	33,180,000	33,397,727
2.125%, 10/31/2004	6,697,000	6,786,204
5.0%, 8/15/2011	75,000	84,129
6.125%, 8/15/2007	7,720,000	8,930,172
US Treasury STRIP:
Principal only, 3.88%*, 5/15/2013	140,000	95,801
Principal only, 5.12%*, 8/15/2026	3,811,000	1,200,168
Total US Treasury Obligations (Cost $59,115,697)		59,209,096

US Government Agency Pass-Thrus 10.4%
Federal Home Loan Mortgage Corp., 5.0%, 7/1/2033 (e)	1,140,000	1,158,169
Federal National Mortgage Association:
4.5%, 7/1/2018 (d)	4,940,000	5,038,800
5.0%, 7/1/2018 (d)	1,035,000	1,068,960
5.0%, 7/1/2033 (e)	3,452,000	3,507,018
5.5%, 3/1/2018	428,971	445,618
5.5%, 3/1/2018	1,914,589	1,988,859
5.5%, 7/1/2033 (e)	2,560,000	2,645,601
5.78%, 10/1/2008	1,778,819	1,982,497
6.0%, 7/1/2017	1,205,317	1,258,052
6.0%, 11/1/2017	1,452,447	1,518,657
6.292%, 12/1/2008	1,796,298	2,028,006
6.31%, 6/1/2008	1,500,000	1,704,182
6.5%, 3/1/2017	423,588	446,860
6.5%, 5/1/2017	717,023	756,416
6.5%, 11/1/2024	861,649	903,674
6.5%, 8/1/2032	316,746	330,313
6.715%, 12/1/2007	1,054,459	1,203,082
8.0%, 9/1/2015	130,909	140,494
Total US Government Agency Pass-Thrus (Cost $27,767,140)		28,125,258

	Principal Amount ($)	Value ($)

Collateralized Mortgage Obligations 18.7%
ABN AMRO Mortgage Corp., Series 2002-3, 6.0%, 4/15/2017	615,876	623,965
Countrywide Home Loans, Series 2002-12, 6.0%, 8/25/2017	1,564,045	1,606,646
Federal Home Loan Mortgage Corp.:
"1A2B", Series T-48, 4.688%, 7/25/2022	940,000	979,380
"HG", Series 2543, 4.75%, 9/15/2028	3,301,498	3,350,456
"WM", Series 2391, 5.25%, 10/15/2019	1,572,220	1,572,151
"DB", Series 2483, 5.5%, 9/15/2012	1,985,000	2,001,872
"PE", Series 2378, 5.5%, 11/15/2016	1,765,000	1,869,128
"CH", Series 2390, 5.5%, 12/15/2016	440,000	465,861
"PE", Series 2512, 5.5%, 2/15/2022	45,000	48,552
"PL", Series 2459, 5.5%, 6/15/2030	818,168	825,899
"PB", Series 2477, 5.5%, 8/15/2032	880,000	893,411
"BD", Series 2453, 6.0%, 5/15/2017	1,050,000	1,115,876
"GA", Series 2366, 6.0%, 3/15/2029	3,609,688	3,645,335
"DA", Series 2444, 6.5%, 2/15/2030	357,994	362,585
"PE", Series 2208, 7.0%, 12/15/2028	735,579	743,424
"A5", Series T-42, 7.5%, 2/25/2042	780,256	870,230
Federal National Mortgage Association:
"A2", Series 2003-63, 2.34%, 7/25/2044	330,000	328,350
"PU", Series 2003-33, 4.5%, 5/25/2033	1,919,135	1,976,092
"A2", Series 2002-W9, 4.7%, 8/25/2042	510,000	527,197
"A2", Series 2002-W10, 4.7%, 8/25/2042	510,000	530,082
"A2", Series 2002-W3, 5.5%, 10/25/2021	2,290,000	2,355,425
"A2", Series 2002-60, 4.75%, 2/25/2044	500,000	519,444
5.0%, 7/1/2033	275,000	279,469
"PB", Series 2002-47, 5.5%, 9/25/2012	1,650,000	1,662,489
"PG", Series 2002-3, 5.5%, 2/25/2017	500,000	527,170
"QC", Series 2002-11, 5.5%, 3/15/2017	640,000	676,885
"PA", Series 2001-48, 6.0%, 9/25/2013	220,944	220,930
	Principal Amount ($)	Value ($)

"QN", Series 2001-51, 6.0%, 10/25/2016	1,550,000	1,655,129
"VD", Series 2002-56, 6.0%, 4/25/2020	455,000	472,419
"QE", Series 2001-64, 6.0%, 4/25/2027	1,640,000	1,669,984
"A", Series 2001-66, 6.0%, 6/25/2029	1,813,185	1,831,379
"B", Series 1999-32, 6.0%, 7/25/2029	595,000	617,380
"AN", Series 2000-27, 6.0%, 8/25/2030	490,000	503,535
"A2", Series 1998-M6, 6.32%, 8/15/2008	1,225,000	1,396,688
"HM", Series 2002-36, 6.5%, 12/25/2029	422,796	434,161
"A5", Series 2002-W4, 7.5%, 5/25/2042	606,670	677,006
"2A", Series 2002-W6, 7.5%, 6/25/2042	1,031,287	1,150,853
"1A3", Series 2003-W3, 7.5%, 8/25/2042	1,487,241	1,659,668
Master Asset Securitization Trust, Series 2003-6, 5.5%, 7/25/2033	2,345,000	2,388,969
Norwest Asset Securities Corp., "A4", Series 1999-26, 7.25%, 12/25/2029	355,256	356,083
PNC Mortgage Securities Corp., 6.75%, 5/25/2028	11,034	11,026
Residential Funding Mortgage Securities I, Series 2001-S29, 5.5%, 12/26/2031	2,639,429	2,688,206
Wells Fargo Mortgage Backed Securities Trust, Series 2003-6, 5.0%, 6/25/2018	2,291,794	2,393,882
Total Collateralized Mortgage Obligations (Cost $50,345,799)		50,484,672

Municipal Investments 4.1%
Brockton, MA, Core City GO, Economic Development, Series A, 6.45%, 5/1/2017 (c)	1,530,000	1,768,252
Illinois, Higher Education Revenue, 7.05%, 7/1/2009	1,410,000	1,686,064
New York, State GO, Environmental Facilities Corp., Series B, 4.95%, 1/1/2013 (c)	1,500,000	1,578,990
Oklahoma City Airport, Airport Revenue, 5.2%, 10/1/2012 (c)	1,430,000	1,526,168
Oregon, School District GO, School Board, Series A, Zero Coupon, 6/30/2017	3,830,000	1,870,764
Trenton, NJ, School District GO, 4.3%, 4/1/2011	1,040,000	1,063,687
Portland, OR, Industrial Development Revenue, 3.35%, 6/15/2010	1,550,000	1,529,230
Total Municipal Investments (Cost $10,406,712)		11,023,155
	Shares	Value ($)

Convertible Preferred Stocks 0.0%
Hercules Trust II, 11.125% (Cost $36,731)	60	38,360
	Shares	Value ($)

Cash Equivalents 6.6%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $17,918,333)	17,918,333	17,918,333
Total Investment Portfolio - 100.0% (Cost $263,996,646) (a)		270,488,391

Notes to Scudder Fixed Income Portfolio of Investments

* Bond equivalent yield to maturity: not a coupon rate.
(a) The cost for federal income tax purposes was $264,041,427. At June 30, 2003, net unrealized appreciation for all securities based on tax cost was $6,446,964. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,360,034 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $913,070.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
Capital Guaranty
FGIC	Financial Guaranty Insurance Company

(d) Mortgage dollar roll included.
(e) When-issued/delayed delivery securities (see Notes to Financial Statements).

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investment in securities, at value (cost $246,078,313)	$ 252,570,058
Investment in Scudder Cash Management QP Trust (cost $17,918,333)	17,918,333
Receivable for investments sold	11,247,683
Dividend receivable	975
Interest receivable	2,192,558
Receivable for Portfolio shares sold	237,082
Other assets	2,208
Total assets	284,168,897
Liabilities
Payable for investments purchased	13,126,199
Payable for when-issued and forward delivery securities	7,623,205
Payable for investments purchased - mortgage dollar rolls	6,161,196
Deferred mortgage dollar roll income	9,084
Payable for Portfolio shares redeemed	31,628
Accrued management fee	123,302
Other accrued expenses and payables	15,034
Total liabilities	27,089,648
Net assets, at value	$ 257,079,249
Net Assets
Net assets consist of: Undistributed net investment income	4,322,274
Net unrealized appreciation (depreciation) on investments	6,491,745
Accumulated net realized gain (loss)	2,892,732
Paid-in capital	243,372,498
Net assets, at value	$ 257,079,249
Class A Net Asset Value, offering and redemption price per share ($227,647,665 / 18,826,566 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.09
Class B Net Asset Value, offering and redemption price per share ($29,431,584 / 2,434,991 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.09

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Dividends	$ 1,787
Interest	5,205,816
Interest - Scudder Cash Management QP Trust	92,676
Total Income	5,300,279
Expenses: Management fee	702,358
Custodian fees	9,798
Distribution service fees (Class B)	16,114
Record keeping fees (Class B)	5,906
Auditing	12,550
Legal	3,848
Trustees' fees and expenses	3,488
Reports to shareholders	8,308
Other	16,837
Total expenses	779,207
Net investment income	4,521,072
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	4,612,552
Net unrealized appreciation (depreciation) during the period on investments	1,250,377
Net gain (loss) on investment transactions	5,862,929
Net increase (decrease) in net assets resulting from operations	$ 10,384,001

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ 4,521,072	$ 8,062,442
Net realized gain (loss) on investment transactions	4,612,552	226,395
Net unrealized appreciation (depreciation) on investment transactions during the period	1,250,377	5,822,638
Net increase (decrease) in net assets resulting from operations	10,384,001	14,111,475
Distributions to shareholders from: Net investment income Class A	(7,642,555)	(5,123,396)
Class B	(352,039)	-
Portfolio share transactions: Class A Proceeds from shares sold	27,655,468	100,217,749
Reinvestment of distributions	7,642,555	5,123,396
Cost of shares redeemed	(25,959,234)	(31,852,501)
Net increase (decrease) in net assets from Class A share transactions	9,338,789	73,488,644
Class B Proceeds from shares sold	27,264,593	1,702,476*
Reinvestment of distributions	352,039	-*
Cost of shares redeemed	(177,701)	(637)*
Net increase (decrease) in net assets from Class B share transactions	27,438,931	1,701,839
Increase (decrease) in net assets	39,167,127	84,178,562
Net assets at beginning of period	217,912,122	133,733,560
Net assets at end of period (including undistributed net investment income of $4,322,274 and $7,795,796, respectively)	$ 257,079,249	$ 217,912,122
Other Information
Class A Shares outstanding at beginning of period	18,049,005	11,645,925
Shares sold	2,299,573	8,685,540
Shares issued to shareholders in reinvestment of distributions	650,984	465,763
Shares redeemed	(2,172,996)	(2,748,223)
Net increase (decrease) in Portfolio shares	777,561	6,403,080
Shares outstanding at end of period	18,826,566	18,049,005
Class B Shares outstanding at beginning of period	144,625	-
Shares sold	2,274,974	144,674*
Shares issued to shareholders in reinvestment of distributions	29,986	-*
Shares redeemed	(14,594)	(49)*
Net increase (decrease) in Portfolio shares	2,290,366	144,625
Shares outstanding at end of period	2,434,991	144,625

* For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2003[a]	2002	2001[b]	2000[c]	1999[c]	1998[c]
Selected Per Share Data
Net asset value, beginning of period	$ 11.98	$ 11.48	$ 11.45	$ 11.00	$ 11.65	$ 11.18
Income from investment operations: Net investment income	.23[d]	.53[d]	.62[d]	.69[d]	.60[d]	.32
Net realized and unrealized gain (loss) on investment transactions	.29	.37	.01[e]	.36	(.85)	.55
Total from investment operations	.52	.90	.63	1.05	(.25)	.87
Less distributions from: Net investment income	(.41)	(.40)	(.60)	(.60)	(.30)	(.30)
Net realized gains on investment transactions	-	-	-	-	(.10)	(.10)
Total distributions	(.41)	(.40)	(.60)	(.60)	(.40)	(.40)
Net asset value, end of period	$ 12.09	$ 11.98	$ 11.48	$ 11.45	$ 11.00	$ 11.65
Total Return (%)	4.44**	8.01	5.71	9.90	(2.06)	7.93
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	228	216	134	78	71	52
Ratio of expenses before expense reductions (%)	.65*	.65	.64	.68	.65	.67
Ratio of expenses after expense reductions (%)	.65*	.65	.64	.67	.65	.67
Ratio of net investment income (loss) (%)	3.88*	4.57	5.46	6.36	5.42	5.50
Portfolio turnover rate (%)	250f*	267	176	311	131	130

a For the six months ended June 30, 2003 (Unaudited).
b As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01 and decrease the ratio of net investment income to average net assets from 5.54% to 5.46%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
c On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
d Based on average shares outstanding during the period.
e The amount of net realized and unrealized gain shown for a share outstanding for the period ending December 31, 2001 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values of the investments of the Portfolio.
f The portfolio turnover rate including mortgage dollar roll transactions was 274% for the six months ended June 30, 2003.
* Annualized
** Not annualized

Class B

Years Ended December 31,	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.96	$ 11.36
Income from investment operations: Net investment income[c]	.21	.27
Net realized and unrealized gain (loss) on investment transactions	.30	.33
Total from investment operations	.51	.60
Less distributions from: Net investment income	(.38)	-
Net realized gains on investment transactions	-	-
Total distributions	(.38)	-
Net asset value, end of period	$ 12.09	$ 11.96
Total Return (%)	4.33**	5.28**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	29	2
Ratio of expenses (%)	1.00*	.92*
Ratio of net investment income (loss) (%)	3.53*	4.69*
Portfolio turnover rate (%)	250d*	267

a For the six months ended June 30, 2003 (Unaudited).
b For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
d The portfolio turnover rate including mortgage dollar roll transactions was 274% for the six months ended June 30, 2003.
* Annualized
** Not annualized

Management Summary June 30, 2003

Scudder Global Blue Chip Portfolio

Global equities rebounded strongly in the first half of 2003, and market analysts now believe that the US economy - the engine of global growth - is recovering. For financial markets, at least, the war in the Middle East that dominated the first quarter is now a distant memory, and geopolitical issues have faded in importance. Against this improving backdrop, Scudder Global Blue Chip Portfolio performed solidly, returning 6.70% (Class A shares) for the six-month period ended June 30, 2003. It did, however, lag the benchmark, the MSCI World Index, which returned 11.12% for the period. The performance differential is attributable to our more tempered view of global economic recovery.

The portfolio is not weighted toward those stocks most sensitive to an accommodative central bank policy, notably European insurance companies and banks. Moreover, the portfolio is not heavily weighted in stocks seen by market analysts as likely to benefit from increased capital spending on technology. Our view is that the future of the global economy is uncertain, and that even if a recovery materializes, capital spending is unlikely to lead the way while excess capacity exists. Thus, the portfolio needs to be able to participate in a recovery, while being resilient in the event of a less positive outcome.

In an effort to achieve this, we focus on the corporations with strong industry positions and financial characteristics that we believe will be the long-term survivors (rather than the weaker participants that have been driving markets recently).

William E. Holzer
Peter Crays
Steve Wreford
Nicholas Bratt
Co-Managers
Deutsche Investment Management Americas Inc.

MSCI World Index is an unmanaged, capitalization-weighted measure of stock markets around the world, including North America, Europe, Australia and Asia. Index returns assume reinvested dividends and capital gains and do not reflect fees or expenses; investors cannot directly access an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio June 30, 2003 (Unaudited)

Scudder Global Blue Chip Portfolio

	Shares	Value ($)

Common Stocks 88.9%
Australia 3.0%
Alumina Ltd.	72,900	199,518
BHP Billiton Ltd.	100,205	582,188
Foster's Group Ltd.	152,700	432,296
WMC Resources Ltd.*	72,900	172,066
		1,386,068
Brazil 0.6%
Aracruz Celulose SA "B" (ADR)	13,600	286,416
Canada 7.0%
Alean, Inc.	8,616	268,167
Barrick Gold Corp.	11,400	204,060
Canadian National Railway Co.	9,100	438,769
Encana Corp.	23,699	907,752
Goldcorp, Inc.	31,200	374,469
Inco Ltd.*	6,600	139,506
Meridian Gold, Inc.*	21,900	249,868
Placer Dome, Inc.	55,100	673,569
		3,256,160
China 0.7%
China Mobile Ltd.	129,600	305,788
Denmark 0.5%
Tele Danmark AS	7,500	224,575
France 3.8%
Autoroutes du Sud de la France	15,679	458,725
Aventis SA	7,076	389,727
Compagnie de Saint-Gobain	6,872	270,735
Suez SA	10,449	166,489
Vinci SA	6,922	467,505
		1,753,181
Germany 2.4%
Bayer AG	11,822	274,258
Deutsche Boerse AG	5,409	286,845
E.ON AG	3,986	205,150
Schering AG	7,400	362,230
		1,128,483
Hong Kong 3.5%
Bank of East Asia Ltd.	122,000	238,576
CLP Holdings Ltd.	102,500	445,575
Hang Seng Bank Ltd.	21,800	229,927
Hutchison Whampoa Ltd.	80,000	487,283
Sun Hung Kai Properties Ltd.	50,000	251,976
		1,653,337
Japan 7.8%
Canon, Inc.	12,000	552,058
Daiwa Securities Group, Inc.	26,000	149,787
FANUC Ltd.	10,500	521,625
Fuji Photo Film Co., Ltd.	14,000	405,611
Japan Retail Fund Investment Corp. (REIT)	15	78,651
	Shares	Value ($)

Mitsubishi Estate Co., Ltd.	69,000	468,373
Mitsui Fudosan Co., Ltd.	67,000	429,064
Nikko Cordial Corp.	16,000	64,390
Nomura Holdings, Inc.	34,000	432,629
Teijin Ltd.	99,000	247,975
Yamanouchi Pharmaceutical Co., Ltd.	12,000	313,601
		3,663,764
Korea 1.0%
Kookmin Bank (ADR)	1,200	36,300
Kookmin Bank	6,600	198,912
SK Telecom Co., Ltd.	1,380	235,680
		470,892
Netherlands 0.9%
STMicroelectronics NV	9,667	202,927
TPG NV	13,300	231,180
		434,107
Peru 0.5%
Compania de Minas Buenaventura SA (ADR)	7,300	219,657
Russia 1.1%
Gazprom (ADR)	4,800	90,720
GMK Norilsk Nickel (ADR)	8,300	289,129
LUKOIL (ADR)	1,700	134,300
		514,149
Singapore 1.9%
DBS Group Holdings Ltd.	40,000	234,024
Flextronics International Ltd.*	24,600	255,594
United Overseas Bank Ltd.	54,000	380,346
		869,964
South Africa 2.6%
Anglo American Platinum Corp. (ADR)	5,400	170,856
Gold Fields Ltd. (ADR)	43,300	518,562
Harmony Gold Mining Co., Ltd.	22,100	291,058
Impala Platinum Holdings Ltd. (ADR)	7,700	229,691
		1,210,167
Switzerland 3.3%
Nestle SA (Registered)	2,055	424,706
Novartis AG (Registered)	9,498	376,437
Swiss Re (Registered)	6,047	335,572
Syngenta AG	8,085	405,924
		1,542,639
United Kingdom 11.7%
BAA PLC	5,973	48,490
BOC Group PLC	38,666	497,570
British Sky Broadcasting Group PLC*	44,753	497,385
Cable and Wireless PLC	196,843	368,148
Diageo PLC	38,776	415,233
GlaxoSmithKline PLC	10,667	215,920
GUS PLC	46,754	525,428
	Shares	Value ($)

Pearson PLC	47,230	442,444
Reed Elsevier PLC	59,030	492,655
Rio Tinto PLC	37,180	701,518
RT Group PLC*	54,206	42,167
Shell Transport & Trading Co., PLC	63,081	417,621
Unilever PLC	49,036	391,595
Vodafone Group PLC	206,692	405,384
		5,461,558
United States 36.6%
Accenture Ltd. "A"*	16,300	294,867
AFLAC, Inc.	6,500	199,875
Allegheny Energy, Inc.	11,700	98,865
Amgen, Inc.*	6,576	433,621
Anadarko Petroleum Corp.	16,300	724,861
Applied Materials, Inc.*	11,900	188,734
Automatic Data Processing, Inc.	4,000	135,440
Boston Properties, Inc. (REIT)	10,300	451,140
Burlington Resources, Inc.	11,000	594,770
Calpine Corp.*	17,500	115,500
Caremark Rx, Inc.*	11,600	297,888
Comcast Corp. "A"*	13,000	374,790
ConocoPhillips	9,700	531,560
Dow Chemical Co.	7,300	226,008
eBay, Inc.*	2,600	270,868
Entergy Corp.	9,800	517,244
Equity Residential (REIT)	16,900	438,555
Exelon Corp.	12,275	734,168
ExxonMobil Corp.	12,700	456,057
Genentech, Inc.*	4,500	324,540
Genzyme Corp. (General Division)*	5,100	213,180
Hewlett-Packard Co.	15,000	319,500
Human Genome Sciences, Inc.*	19,900	253,128
Intel Corp.	22,000	457,248
International Business Machines Corp.	7,100	585,750
International Paper Co.	10,100	360,873
Intuit, Inc.*	9,500	423,035
Liberty Media Corp. "A"*	31,800	367,608
Lockheed Martin Corp.	13,100	623,167
McGraw-Hill, Inc.	7,900	489,800
Merck & Co., Inc.	4,300	260,365
Microsoft Corp.	26,600	681,226
Newmont Mining Corp.	32,100	1,041,966
PeopleSoft, Inc.*	19,000	334,210
Pfizer, Inc.	10,800	368,820
ProLogis (REIT)	14,200	387,660
Schering-Plough Corp.	26,800	498,480
SLM Corp.	15,300	599,301
Unocal Corp.	15,900	456,171
VERITAS Software Corp.*	13,100	375,577
Verizon Communications, Inc.	8,000	315,600
Wyeth	6,000	273,298
		17,095,314
Total Common Stocks (Cost $40,950,769)		41,476,219

	Principal Amount ($)	Value ($)

Convertible Bonds 4.6%
France 1.6%
France Telecom:
2.0%, 1/1/2004	119,207	137,683
4.0%, 11/29/2005	115,000	133,856
Havas, 4.0%, 1/1/2009	279,027	322,858
Vivendi SA, 1.0%, 7/5/2003	149,583	179,122
		773,519
Netherlands 1.8%
ASM Lithography, 4.25%, 11/30/2004	280,000	277,200
Royal KPN NV, 3.5%, 11/24/2005	245,000	282,722
VNU NV, 1.75%, 11/15/2004	216,000	271,903
		831,825
United Kingdom 0.6%
Carlton Communications, 2.25%, 1/4/2007	250,000	276,278
United States 0.6%
Nextel Communications, 4.75%, 7/1/2007	279,000	278,304
Total Convertible Bonds (Cost $1,671,653)		2,159,926

Foreign Bonds - US$ Denominated 0.5%
Netherlands
Deutsche Telekom International Finance, 8.25%, 6/15/2030 (Cost $200,850)	200,000	254,818

Foreign Bonds - Non US$ Denominated 2.0% (c)
Germany
Bundesobligation, Series 132, 4.125%, 8/27/2004 (Cost $899,470)	EUR 800,000	941,752

	Shares	Value ($)

Cash Equivalents 4.0%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $1,846,194)	1,846,194	1,846,194
Total Investment Portfolio - 100.0% (Cost $45,568,936) (a)		46,678,909

At June 30, 2003, the Scudder Global Blue Chip Portfolio had the following industry diversification:

Industry	Value	Percent
Materials	$ 8,624,872	18.5%
Financials	5,891,903	12.6%
Information Technology	4,670,726	10.0%
Health Care	4,581,237	9.8%
Energy	4,313,812	9.2%
Consumer Discretionary	3,866,589	8.3%
Industrials	3,725,086	8.0%
Utilities	2,282,991	4.9%
Other	3,519,003	7.6%
Total Common Stocks	41,476,219	88.9%
Convertible Bonds	2,159,926	4.6%
Foreign Bonds - Non US$ Denominated	941,752	2.0%
Foreign Bonds - US$ Denominated	254,818	0.5%
Cash Equivalents	1,846,194	4.0%
Total Investment Portfolio	$ 46,678,909	100.0%

Notes to Scudder Global Blue Chip Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $45,593,356. At June 30, 2003, net unrealized appreciation for all securities based on tax cost was $1,085,553. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,557,451 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,471,898.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Principal amount in US dollars unless otherwise noted.

Currency Abbreviation
EUR	Euro

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $43,722,742)	$ 44,832,715
Investment in Scudder Cash Management QP Trust (cost $1,846,194)	1,846,194
Foreign currency, at value (cost $25,344)	25,382
Receivable for investments sold	177,547
Dividends receivable	55,253
Interest receivable	63,735
Receivable for Portfolio shares sold	101,928
Foreign taxes recoverable	32,604
Unrealized appreciation on forward foreign currency exchange contracts	26,919
Other assets	458
Total assets	47,162,735
Liabilities
Payable for investments purchased	161,835
Payable for Portfolio shares redeemed	17,095
Unrealized depreciation on forward foreign currency exchange contracts	1,540
Accrued management fee	40,228
Other accrued expenses and payables	41,683
Total liabilities	262,381
Net assets, at value	$ 46,900,354
Net Assets
Net assets consist of: Undistributed net investment income	435,327
Net unrealized appreciation (depreciation) on: Investments	1,109,973
Foreign currency related transactions	31,566
Accumulated net realized gain (loss)	(11,681,052)
Paid-in capital	57,004,540
Net assets, at value	$ 46,900,354
Class A Net Asset Value, offering and redemption price per share ($44,379,522 / 5,132,531 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.65
Class B Net Asset Value, offering and redemption price per share ($2,520,832 / 291,122 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.66

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $40,668)	$ 467,927
Interest	117,570
Interest - Scudder Cash Management QP Trust	3,737
Total Income	589,234
Expenses: Management fee	211,256
Custodian and accounting fees	71,897
Distribution service fees (Class B)	1,348
Record keeping fees (Class B)	496
Auditing	3,107
Legal	7,882
Trustees' fees and expenses	726
Reports to shareholders	3,392
Other	8,846
Total expenses, before expense reductions	308,950
Expense reductions	(142,979)
Total expenses, after expense reductions	165,971
Net investment income (loss)	423,263
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(2,645,950)
Foreign currency related transactions	(44,063)
(2,690,013)
Net unrealized appreciation (depreciation) during the period on: Investments	5,407,365
Foreign currency related transactions	67,483
5,474,848
Net gain (loss) on investment transactions	2,784,835
Net increase (decrease) in net assets resulting from operations	$ 3,208,098

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ 423,263	$ 359,985
Net realized gain (loss) on investment transactions	(2,690,013)	(5,433,666)
Net unrealized appreciation (depreciation) on investment transactions during the period	5,474,848	(2,788,015)
Net increase (decrease) in net assets resulting from operations	3,208,098	(7,861,696)
Distributions to shareholders from: Net investment income Class A	(164,671)	(282,572)
Class B	(1,208)	-
Portfolio share transactions: Class A Proceeds from shares sold	6,484,736	40,590,022
Reinvestment of distributions	164,671	282,572
Cost of shares redeemed	(7,677,494)	(34,633,900)
Net increase (decrease) in net assets from Class A share transactions	(1,028,087)	6,238,694
Class B Proceeds from shares sold	2,232,406	231,749*
Reinvestment of distributions	1,208	-*
Cost of shares redeemed	(96,637)	(34,683)*
Net increase (decrease) in net assets from Class B share transactions	2,136,977	197,066
Increase (decrease) in net assets	4,151,109	(1,708,508)
Net assets at beginning of period	42,749,245	44,457,753
Net assets at end of period (including undistributed net investment income of $435,327 and $177,943, respectively)	$ 46,900,354	$ 42,749,245
Other Information
Class A Shares outstanding at beginning of period	5,267,978	4,612,725
Shares sold	812,234	4,422,044
Shares issued to shareholders in reinvestment of distributions	21,782	29,191
Shares redeemed	(969,463)	(3,795,982)
Net increase (decrease) in Portfolio shares	(135,447)	655,253
Shares outstanding at end of period	5,132,531	5,267,978
Class B Shares outstanding at beginning of period	24,654	-
Shares sold	277,215	29,051*
Shares issued to shareholders in reinvestment of distributions	160	-*
Shares redeemed	(10,907)	(4,397)*
Net increase (decrease) in Portfolio shares	266,468	24,654
Shares outstanding at end of period	291,122	24,654

* For the period July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2003[a]	2002	2001	2000[b]	1999[b]	1998[b,c]
Selected Per Share Data
Net asset value, beginning of period	$ 8.08	$ 9.64	$ 11.81	$ 12.37	$ 9.79	$ 10.00
Income (loss) from investment operations: Net investment income (loss)	.08[d]	.07[d]	.08[d]	.03[d]	.04[d]	.03
Net realized and unrealized gain (loss) on investment transactions	.52	(1.57)	(1.90)	(.44)	2.57	(.24)
Total from investment operations	.60	(1.50)	(1.82)	(.41)	2.61	(.21)
Less distributions from: Net investment income	(.03)	(.06)	-	-	(.03)	-
Net realized gains on investment transactions	-	-	(.35)	(.15)	-	-
Total distributions	(.03)	(.06)	(.35)	(.15)	(.03)	-
Net asset value, end of period	$ 8.65	$ 8.08	$ 9.64	$ 11.81	$ 12.37	$ 9.79
Total Return (%)	6.70e**	(15.77)	(15.48)	(3.36)[e]	26.70[e]	(2.10)e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	44	43	44	33	17	4
Ratio of expenses before expense reductions (%)	1.45*	1.32	1.24	1.78	3.47	12.32*
Ratio of expenses after expense reductions (%)	1.11*	1.32	1.24	1.50	1.56	1.56*
Ratio of net investment income (loss) (%)	1.68*	.79	.76	.28	.39	.91*
Portfolio turnover rate (%)	33*	41	52	54	65	67*

a For the six months ended June 30, 2003 (Unaudited).
b On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c For the period from May 5, 1998 (commencement of operations) to December 31, 1998.
d Based on average shares outstanding during the period.
e Total returns would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Class B

	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 8.06	$ 8.98
Income (loss) from investment operations: Net investment income (loss)[c]	.08	.02
Net realized and unrealized gain (loss) on investment transactions	.53	(.94)
Total from investment operations	.61	(.92)
Less distributions from: Net investment income	(.01)	-
Net asset value, end of period	$ 8.66	$ 8.06
Total Return (%)	7.33**	(10.24)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3.2
Ratio of expenses before expense reductions (%)	1.80*	1.60*
Ratio of expenses after expense reductions (%)	1.46*	1.60*
Ratio of net investment income (loss) (%)	1.33*	.49*
Portfolio turnover rate (%)	33*	41

a For the six months ended June 30, 2003 (Unaudited).
b For the period July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Management Summary June 30, 2003

Scudder Government Securities Portfolio

Interest rates continued to decline for most of the period as markets became convinced that the US economy was recovering more slowly than anticipated. Consumer confidence did show signs of improvement, but there was little increase in business capital spending, and the job market remained weak. In this environment, the portfolio returned 1.20% (Class A shares), slightly lagging its benchmark, the Lehman Brothers GNMA Index, which gained 1.39%.

In spite of declining interest rates and continued high levels of refinancing, GNMA securities generally performed well during the period. The portfolio's exposure to GNMAs remained relatively high, but declined slightly from the beginning of the year, reflecting our view that GNMAs are becoming fully valued. The portfolio benefited by holding a relatively higher proportion of more recently issued mortgages, which are less likely to be refinanced. The portfolio's duration decreased during the period, due to our belief that, in coming months, interest rates may experience a small increase from their current levels.

We believe current conditions in the US financial markets are supportive of economic growth. Equity markets are up and the dollar is somewhat weaker. Also businesses have put off capital spending and they will need to replace deteriorated facilities and equipment. Still, we do not expect to see a pattern of strong growth before the end of this year, and maybe not even until the second quarter. In the meantime, we expect interest rates to trade in a broad range close to their current levels.

Sean McCaffrey
William Chepolis
Co-Managers
Deutsche Investment Management Americas Inc.

The unmanaged Lehman Brothers GNMA Index is a market-value-weighted measure of all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association. Index returns assume reinvested dividends and capital gains and do not reflect fees or expenses; investors cannot directly access an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio June 30, 2003 (Unaudited)

Scudder Government Securities Portfolio

	Principal Amount ($)	Value ($)

US Government Agency Pass-Thrus 74.2%
Federal Home Loan Bank, 2.623%, 7/15/2008	11,270,000	11,258,955
Federal Home Loan Mortgage Corp.:
5.0%, 7/1/2033 (c)	3,000,000	3,047,814
5.5%, 2/1/2017	247,008	256,230
6.0%, with various maturities to 7/1/2033 (c)	13,118,298	13,608,431
6.5%, with various maturities to 9/1/2032	15,232,673	15,851,863
7.0%, with various maturities to 9/1/2032	23,419,036	24,558,494
7.5%, with various maturities to 5/1/2032	4,436,949	4,717,572
8.0%, 11/1/2030	36,155	38,754
8.5%, 7/1/2030	18,544	19,883
Federal Housing Authority, 8.5%, 3/15/2026	8,505	9,226
Federal National Mortgage Association: 6.0%, with various maturities to 3/1/2032	1,058,419	1,100,936
6.5%, with various maturities to 12/1/2032	23,078,942	24,069,074
7.0%, with various maturities to 4/1/2032 (e)	5,474,785	5,766,970
7.5%, with various maturities to 3/1/2032	15,714,493	16,699,406
8.0%, 12/1/2024	70,163	76,437
Government National Mortgage Association: 4.5%, with various maturities to 7/1/2018 (c) (d)	12,812,910	13,179,393
5.0%, with various maturities to 7/1/2033 (c) (d)	27,030,088	27,811,149
5.5%, with various maturities to 8/1/2033 (c) (d)	62,400,000	64,913,879
6.0%, with various maturities to 7/1/2033 (c) (d)	77,817,152	81,432,555
	Principal Amount ($)	Value ($)

6.5%, with various maturities to 8/1/2033 (c) (d)	99,759,164	104,740,228
7.0%, with various maturities to 9/15//2032	48,661,573	51,371,485
7.5%, with various maturities to 8/15/2032	25,354,763	26,963,280
8.0%, with various maturities to 11/15/2031	8,980,645	9,694,125
8.5%, with various maturities to 3/15/2031	748,499	810,814
9.0%, 8/15/2027	79,608	87,777
9.5%, with various maturities to 12/15/2022	138,498	156,001
10.0%, with various maturities to 3/15/2016	65,933	75,767
Total US Government Agency Pass-Thrus (Cost $498,920,331)		502,316,498

Federal National Mortgage Association 1.3%
Federal National Mortgage Association, 3.0%, 7/29/2004 (e) (Cost $9,001,756)	9,000,000	9,013,221

US Treasury Obligations 0.5%
US Treasury Bond, 3.25%, 15/15/2013	1,360,000	1,370,624
US Treasury Note, 4.0%, 11/15/2011	1,690,000	1,758,591
Total US Treasury Obligations (Cost $ 3,146,734)		3,129,215
	Shares	Value ($)

Cash Equivalents 24.0%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $162,676,218)	162,676,218	162,676,218
Total Investment Portfolio - 100.0% (Cost $673,745,039) (a)		677,135,152

Notes to Scudder Government Securities Portfolio of Investments

(a) The cost for federal income tax purposes was $674,678,690. At June 30, 2003, net unrealized appreciation for all securities based on tax cost was $2,456,462. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,983,842 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $527,380.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) When-issued or forward delivery securities (see Notes to Financial Statements).
(d) Mortgage dollar roll included.
(e) At June 30, 2003, these securities have been segregated, in part or in whole, to cover initial margin requirements for open futures contracts.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.
At June 30, 2003, open futures contracts sold short were as follows:
Futures	Expiration	Contracts	Aggregate Face Value ($)	Market Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
5 year US Treasury Note	9/19/03	169	19,527,423	19,456,124	71,299
10 year US Treasury Note	9/19/03	115	13,600,482	13,505,313	95,169
Total unrealized appreciation on open futures contracts					166,468

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $511,068,821)	$ 514,458,934
Investment in Scudder Cash Management QP Trust (cost $162,676,218)	162,676,218
Cash	21,017,899
Receivable for investments sold	1,670,014
Interest receivable	2,510,059
Receivable for Portfolio shares sold	149,978
Other assets	5,722
Total assets	702,488,824
Liabilities
Payable for investments purchased	13,011,542
Payable for when-issued and forward delivery securities	58,418,211
Payable for investments purchased - mortgage dollar rolls	108,192,074
Deferred mortgage dollar roll income	272,830
Payable for Portfolio shares redeemed	433,942
Payable for daily variation margin on open futures contracts	88,016
Accrued management fee	241,549
Other accrued expenses and payables	82,191
Total liabilities	180,740,355
Net assets, at value	$ 521,748,469
Net Assets
Net assets consist of: Undistributed net investment income	6,093,264
Net unrealized appreciation (depreciation) on: Investments	3,390,113
Futures	166,468
Accumulated net realized gain (loss)	2,619,283
Paid-in capital	509,479,341
Net assets, at value	$ 521,748,469
Class A Net Asset Value, offering and redemption price per share ($473,992,864 / 38,180,299 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.41
Class B Net Asset Value, offering and redemption price per share ($47,755,605 / 3,848,301 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.41

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Interest	$ 6,049,018
Interest - Scudder Cash Management QP Trust	1,080,075
Mortgage dollar roll income	1,076,498
Total Income	8,205,591
Expenses: Management fee	1,509,515
Custodian fees	20,668
Distribution service fees (Class B)	35,684
Record keeping fees (Class B)	10,535
Auditing	30,735
Legal	10,160
Trustees' fees and expenses	10,898
Reports to shareholders	27,458
Other	44,298
Total expenses, before expense reductions	1,699,951
Expense reductions	(906)
Total expenses, after expense reductions	1,699,045
Net investment income	6,506,546
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	3,699,829
Futures	(866,522)
2,833,307
Net unrealized appreciation (depreciation) during the period on: Investments	(3,437,863)
Futures	505,000
(2,932,863)
Net gain (loss) on investment transactions	(99,556)
Net increase (decrease) in net assets resulting from operations	$ 6,406,990

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ 6,506,546	$ 21,027,204
Net realized gain (loss) on investment transactions	2,833,307	5,132,459
Net unrealized appreciation (depreciation) on investment transactions during the period	(2,932,863)	5,993,567
Net increase (decrease) in net assets resulting from operations	6,406,990	32,153,230
Distributions to shareholders from: Net investment income Class A	(14,733,066)	(11,715,627)
Class B	(755,454)	-
Net Realized Gains Class A	(9,005,857)	-
Class B	(509,269)	-
Portfolio share transactions: Class A Proceeds from shares sold	32,783,931	298,429,792
Reinvestment of distributions	23,738,923	11,715,627
Cost of shares redeemed	(115,969,796)	(84,769,500)
Net increase (decrease) in net assets from Class A share transactions	(59,446,942)	225,375,919
Class B Proceeds from shares sold	45,542,792	2,771,516*
Reinvestment of distributions	1,264,723	-*
Cost of shares redeemed	(803,363)	(20,523)*
Net increase (decrease) in net assets from Class B share transactions	46,004,152	2,750,993
Increase (decrease) in net assets	(32,039,446)	248,564,515
Net assets at beginning of period	553,787,915	305,223,400
Net assets at end of period (including undistributed net investment income of $6,093,264 and $15,075,238, respectively)	$ 521,748,469	$ 553,787,915
Other Information
Class A Shares outstanding at beginning of period	42,918,597	24,768,244
Shares sold	2,558,454	23,909,004
Shares issued to shareholders in reinvestment of distributions	1,917,523	978,749
Shares redeemed	(9,214,275)	(6,737,400)
Net increase (decrease) in Portfolio shares	(4,738,298)	18,150,353
Shares outstanding at end of period	38,180,299	42,918,597
Class B Shares outstanding at beginning of period	216,015	-
Shares sold	3,594,566	217,485*
Shares issued to shareholders in reinvestment of distributions	102,158	-*
Shares redeemed	(64,438)	(1,470)*
Net increase (decrease) in Portfolio shares	3,632,286	216,015
Shares outstanding at end of period	3,848,301	216,015

* For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2003[a]	2002	2001[b]	2000[c]	1999[c]	1998[c]
Selected Per Share Data
Net asset value, beginning of period	$ 12.84	$ 12.32	$ 11.96	$ 11.56	$ 12.08	$ 12.07
Income from investment operations: Net investment income	.15[d]	.62[d]	.61[d]	.75[d]	.72[d]	.62
Net realized and unrealized gain (loss) on investment transactions	-	.35	.25	.45	(.64)	.19
Total from investment operations	.15	.97	.86	1.20	.08	.81
Less distributions from: Net investment income	(.36)	(.45)	(.50)	(.80)	(.60)	(.80)
Net realized gain on investment transactions	(.22)
Total distributions	(.58)	(.45)	(.50)	(.80)	(.60)	(.80)
Net asset value, end of period	$ 12.41	$ 12.84	$ 12.32	$ 11.96	$ 11.56	$ 12.08
Total Return (%)	1.20**	8.05	7.48	10.93	.68	7.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	474	551	305	152	146	123
Ratio of expenses before expense reductions (%)	.60*	.59	.60	.61	.63	.65
Ratio of expenses after expense reductions (%)	.60*	.59	.60	.60	.63	.65
Ratio of net investment income (loss) (%)	2.39*	4.96	5.06	6.60	6.13	6.27
Portfolio turnover rate (%)	384e*	534[e]	334	173	150	142

a For the six months ended June 30, 2003 (Unaudited).
b As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.08, increase net realized and unrealized gains and losses per share by $.08 and decrease the ratio of net investment income to average net assets from 5.67% to 5.06%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
c On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
d Based on average shares outstanding during the period.
e The portfolio turnover rate including mortgage dollar roll transactions was 527% and 651% for the six months ended June 30, 2003 and the year ended December 31, 2002, respectively.
* Annualized
** Not annualized

Class B

Years Ended December 31,	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.82	$ 12.36
Income from investment operations: Net investment income[c]	.13	.31
Net realized and unrealized gain (loss) on investment transactions	-	.15
Total from investment operations	.13	.46
Less distributions from: Net investment income	(.32)	-
Net realized gains on investment transactions	(.22)	-
Total distributions	(.54)	-
Net asset value, end of period	$ 12.41	$ 12.82
Total Return (%)	1.02**	3.72**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	48	3
Ratio of expenses (%)	.94*	.84*
Ratio of net investment income (loss) (%)	2.05*	4.95*
Portfolio turnover rate (%)	384d*	534[d]

a For the six months ended June 30, 2003 (Unaudited).
b For the period July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
d The portfolio turnover rate including mortgage dollar roll transactions was 527% and 651% for the six months ended June 30, 2003 and the year ended December 31, 2002, respectively.
* Annualized
** Not annualized

Management Summary June 30, 2003

Scudder Growth Portfolio

The portfolio (Class A shares) gained 10.23% in the semiannual period, but trailed its Russell 1000 Growth Index benchmark, which returned 13.09%. Although apprehension over the war in Iraq and uncertainty about fiscal stimulus from Congress overshadowed the investment markets for the first several months of the year, the resolution of both issues contributed to positive performance for the stock market for the full six-month period.

The portfolio's overweight in technology helped performance as the sector was bid up in anticipation of a recovering economy and, in turn, hopes for a rebound in capital spending. Many of the portfolio's technology holdings gained substantially. The fund's health care and energy stocks, while positive, lagged other market sectors. Pharmaceutical stocks weakened as the group came under pressure over concerns of pending Medicare drug reimbursement legislation. The portfolio's biotechnology names, however, posted strong returns. An overweight position in energy added to performance for the first three months of 2003. For the full six-month period, however, this defensive sector lagged the market due to crude oil and natural gas price concerns, specifically, the impact of Iraqi crude oil returning to world markets and aggressive gas storage injections. While we're disappointed with its short-term performance, we like the portfolio's energy position and believe it will return to favor.

We expect to see continued improvement in market conditions due to more economic stimulus, improving corporate profits, favorable monetary policy and, most importantly, attractive stock valuations.

Julie M. Van Cleave
Jack A. Zehner
Thomas J. Schmid
Co-Managers
Deutsche Investment Management Americas Inc.

The Russell 1000 Growth Index is an unmanaged group of stocks with greater-than-average growth orientation compared with the overall market. Index returns assume reinvested dividends and capital gains and do not reflect fees or expenses; investors cannot directly access an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio June 30, 2003 (Unaudited)

Scudder Growth Portfolio

	Shares	Value ($)

Common Stocks 96.8%
Consumer Discretionary 19.1%
Automobiles 1.3%
Harley-Davidson, Inc.	100,200	3,993,972
Hotel Restaurants & Leisure 2.3%
Brinker International, Inc.*	62,100	2,236,842
International Game Technology*	44,600	4,563,918
		6,800,760
Media 6.4%
Clear Channel Communications, Inc.*	77,250	3,274,628
Comcast Corp. "A"*	128,700	3,710,421
New York Times Co. "A"	59,500	2,707,250
Omnicom Group, Inc.	60,940	4,369,398
Viacom, Inc. "B"*	111,630	4,873,766
		18,935,463
Multiline Retail 6.8%
Kohl's Corp.*	89,500	4,598,510
Target Corp.	152,400	5,766,816
Wal-Mart Stores, Inc.	180,190	9,670,797
		20,036,123
Specialty Retail 2.3%
Bed Bath & Beyond, Inc.*	40,100	1,556,281
Staples, Inc.*	198,600	3,644,310
TJX Companies, Inc.	77,600	1,461,984
		6,662,575
Consumer Staples 9.9%
Beverages 3.3%
Anheuser-Busch Companies, Inc.	71,300	3,639,865
PepsiCo, Inc.	135,350	6,023,075
		9,662,940
Food & Drug Retailing 1.3%
Walgreen Co.	127,100	3,825,710
Food Products 1.0%
General Mills, Inc.	59,900	2,839,859
Household Products 4.3%
Colgate-Palmolive Co.	116,140	6,730,313
Procter & Gamble Co.	66,700	5,948,306
		12,678,619
Energy 6.2%
Energy Equipment & Services 3.6%
Baker Hughes, Inc.	89,000	2,987,730
Nabors Industries Ltd.*	68,200	2,697,310
Noble Corp.*	99,100	3,399,130
Schlumberger Ltd.	31,300	1,488,941
		10,573,111
Oil & Gas 2.6%
Devon Energy Corp.	77,500	4,138,500
EOG Resources, Inc.	84,100	3,518,744
		7,657,244
	Shares	Value ($)

Financials 8.9%
Banks 1.4%
Fifth Third Bancorp.	74,500	4,271,830
Diversified Financials 6.6%
Citigroup, Inc.	96,700	4,138,760
Fannie Mae	35,800	2,414,352
Freddie Mac	58,500	2,970,045
Lehman Brothers Holdings, Inc.	50,200	3,337,296
Morgan Stanley	71,500	3,056,625
SLM Corp.	39,000	1,527,630
State Street Corp.	50,800	2,001,520
		19,446,228
Insurance 0.9%
American International Group, Inc.	48,610	2,682,300
Health Care 21.1%
Biotechnology 3.4%
Amgen, Inc.*	117,200	7,728,168
IDEC Pharmaceuticals Corp.*	71,000	2,414,000
		10,142,168
Health Care Equipment & Supplies 5.0%
Baxter International, Inc.	100,400	2,610,400
Medtronic, Inc.	187,000	8,970,390
Zimmer Holdings, Inc.*	69,300	3,121,965
		14,702,755
Health Care Providers & Services 0.8%
UnitedHealth Group, Inc.	46,600	2,341,650
Pharmaceuticals 11.9%
Johnson & Johnson	217,786	11,259,536
Merck & Co., Inc.	54,700	3,312,085
Pfizer, Inc.	474,502	16,204,243
Teva Pharmaceutical Industries Ltd. (ADR)	74,200	4,224,206
		35,000,070
Industrials 8.0%
Aerospace & Defense 1.9%
United Technologies Corp.	80,000	5,666,400
Air Freight & Logistics 0.4%
FedEx Corp.	20,100	1,246,803
Commercial Services & Supplies 1.8%
Fiserv, Inc.*	91,400	3,254,754
Paychex, Inc.	69,000	2,022,390
		5,277,144
Industrial Conglomerates 3.9%
3M Co.	21,400	2,760,172
General Electric Co.	301,940	8,659,639
		11,419,811
Information Technology 23.0%
Communications Equipment 2.7%
Cisco Systems, Inc.*	469,020	7,827,944
	Shares	Value ($)

Computers & Peripherals 3.8%
EMC Corp.*	520,100	5,445,447
International Business Machines Corp.	70,200	5,791,500
		11,236,947
Semiconductor Equipment & Products 8.0%
Analog Devices, Inc.*	123,800	4,310,716
Applied Materials, Inc.*	285,560	4,528,982
Intel Corp.	300,040	6,236,031
Linear Technology Corp.	138,430	4,458,830
Texas Instruments, Inc.	119,100	2,096,160
Xilinx, Inc.*	75,300	1,905,843
		23,536,562
	Shares	Value ($)

Software 8.5%
Electronic Arts, Inc.*	39,000	2,885,610
Microsoft Corp.	579,680	14,845,605
Oracle Corp.*	266,600	3,204,532
VERITAS Software Corp.*	146,600	4,203,022
		25,138,769
Materials 0.6%
Chemicals
Ecolab, Inc.	74,200	1,899,520
Total Common Stocks (Cost $268,149,731)		285,503,277

Cash Equivalents 3.2%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $9,360,233)	9,360,233	9,360,233
Total Investment Portfolio - 100.0% (Cost $277,509,964) (a)		294,863,510

Notes to Scudder Growth Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $278,781,519. At June 30, 2003, net unrealized appreciation for all securities based on tax cost was $16,081,991. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $29,419,809 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,337,818.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $268,149,731)	$ 285,503,277
Investment in Scudder Cash Management QP Trust (cost $9,360,233)	9,360,233
Cash	10,000
Dividends receivable	140,667
Receivable for Portfolio shares sold	20,605
Other assets	2,685
Total assets	295,037,467
Liabilities
Payable for Portfolio shares redeemed	154,403
Accrued management fee	148,228
Other accrued expenses and payables	62,396
Total liabilities	365,027
Net assets, at value	$ 294,672,440
Net Assets
Net assets consist of: Undistributed net investment income	188,454
Net unrealized appreciation (depreciation) on investments	17,353,546
Accumulated net realized gain (loss)	(160,158,095)
Paid-in capital	437,288,535
Net assets, at value	$ 294,672,440
Class A Net Asset Value, offering and redemption price per share ($292,100,837 / 17,857,117 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 16.36
Class B Net Asset Value, offering and redemption price per share ($2,571,603 / 157,561 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 16.32

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $1,828)	$ 1,154,954
Interest - Scudder Cash Management QP Trust	40,511
Total Income	1,195,465
Expenses: Management fee	801,694
Custodian fees	8,493
Distribution service fees (Class B)	1,350
Record keeping fees (Class B)	518
Auditing	29,354
Legal	4,503
Trustees' fees and expenses	3,909
Reports to shareholders	16,970
Other	12,006
Total expenses before expense reductions	878,797
Expense reductions	(33)
Total expenses after expense reductions	878,764
Net investment income (loss)	316,701
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(12,013,040)
Net unrealized appreciation (depreciation) during the period on investments	40,469,188
Net gain (loss) on investment transactions	28,456,148
Net increase (decrease) in net assets resulting from operations	$ 28,772,849

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ 316,701	$ 252,479
Net realized gain (loss) on investment transactions	(12,013,040)	(51,145,776)
Net unrealized appreciation (depreciation) on investment transactions during the period	40,469,188	(66,147,811)
Net increase (decrease) in net assets resulting from operations	28,772,849	(117,041,108)
Distributions to shareholders from: Net investment income Class A	(328,128)	-
Portfolio share transactions: Class A Proceeds from shares sold	43,229,840	17,458,661
Reinvestment of distributions	328,128	-
Cost of shares redeemed	(25,652,462)	(74,105,054)
Net increase (decrease) in net assets from Class A share transactions	17,905,506	(56,646,393)
Class B Proceeds from shares sold	2,511,180	135,924*
Cost of shares redeemed	(198,203)	(55)*
Net increase (decrease) in net assets from Class B share transactions	2,312,977	135,869
Increase (decrease) in net assets	48,663,204	(173,551,632)
Net assets at beginning of period	246,009,236	419,560,868
Net assets at end of period (including undistributed net investment income of $188,454 and $199,881, respectively)	$ 294,672,440	$ 246,009,236
Other Information
Class A Shares outstanding at beginning of period	16,549,770	19,928,329
Shares sold	2,960,994	934,108
Shares issued to shareholders in reinvestment of distributions	22,156	-
Shares redeemed	(1,675,803)	(4,312,667)
Net increase (decrease) in Portfolio shares	1,307,347	(3,378,559)
Shares outstanding at end of period	17,857,117	16,549,770
Class B Shares outstanding at beginning of period	8,811	-
Shares sold	160,938	8,814*
Shares redeemed	(12,188)	(3)*
Net increase (decrease) in Portfolio shares	148,750	8,811
Shares outstanding at end of period	157,561	8,811

* For the period from July 1, 2002 (commencement of sales Class B shares) to December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2003[a]	2002	2001	2000[b]	1999[b]	1998[b]
Selected Per Share Data
Net asset value, beginning of period	$ 14.86	$ 21.05	$ 30.12	$ 40.54	$ 29.57	$ 30.01
Income (loss) from investment operations: Net investment income (loss)	.02[c]	.01[c]	.03[c]	(.01)[c]	(.01)[c]	.07
Net realized and unrealized gain (loss) on investment transactions	1.50	(6.20)	(6.75)	(6.81)	10.98	4.59
Total from investment operations	1.52	(6.19)	(6.72)	(6.82)	10.97	4.66
Less distributions from: Net investment income	(.02)	-	(.03)	-	-	(.10)
Net realized gains on investment transactions	-	-	(2.31)	(3.60)	-	(5.00)
Return of capital	-	-	(.01)	-	-	-
Total distributions	(.02)	-	(2.35)	(3.60)	-	(5.10)
Net asset value, end of period	$ 16.36	$ 14.86	$ 21.05	$ 30.12	$ 40.54	$ 29.57
Total Return (%)	10.23**	(29.41)	(22.34)	(19.06)	37.12	15.10
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	292	246	420	583	738	629
Ratio of expenses (%)	.66*	.64	.63	.65	.66	.66
Ratio of net investment income (loss) (%)	.24*	.07	.13	(.03)	(.04)	.28
Portfolio turnover rate (%)	33*	38	73	65	87	109

a For the six months ended June 30, 2003 (Unaudited).
b On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Class B

	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 14.83	$ 16.04
Income (loss) from investment operations: Net investment income (loss)[c]	(.01)	.06
Net realized and unrealized gain (loss) on investment transactions	1.50	(1.27)
Total from investment operations	1.49	(1.21)
Net asset value, end of period	$ 16.32	$ 14.83
Total Return (%)	10.05**	(7.54)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3.1
Ratio of expenses (%)	1.01*	.88*
Ratio of net investment income (loss) (%)	(.12)*	.80*
Portfolio turnover rate (%)	33*	38

a For the six months ended June 30, 2003 (Unaudited).
b For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Management Summary June 30, 2003

Scudder High Income Portfolio

High yield bonds performed very well in the first half of the year, as continued evidence of improving fundamentals prompted investors to pour cash into the market. The yield spread of the asset class (compared to Treasuries) fell to 6.76 percentage points from 9.47 at the end of 2002. Lower-quality, higher-yielding bonds generally outperformed higher-quality, lower-yielding issues over the six months. Scudder High Income Portfolio produced a strong absolute return during the first half of the year, with Class A shares returning 13.98%. In comparison, its benchmark, the CS First Boston High Yield Index, returned 17.32%. The primary reason for the portfolio's underperformance was an average underweight in lower-quality securities, coupled with an underweight in the utility and US cable sectors.

We hold a positive view on high yield even after its significant rally, and believe that high yield will likely outperform given a lower probability of a "double-dip" recession, defaults continuing to decline, and corporations taking steps to improve their financial health. Given our more positive outlook for the asset class as a whole, we have moved to become modestly more aggressive, continuing to add to B- and CCC-rated companies that we believe offer good relative value. However, at the close of the period, the portfolio remained underweight in the CC/defaulted segment of the market, as this segment's risk-adjusted performance has not been attractive versus the market on a historical basis. Diversification remains essential as a means to mitigate risk.

Andrew P. Cestone
Manager
Deutsche Investment Management Americas Inc.

The CSFB High Yield Index (formerly DLJ High Yield Index) is an unmanaged index that is market-weighted, including publicly traded bonds having a rating below BBB by Standard & Poor's and Moody's. Index returns assume reinvested dividends and capital gains and do not reflect fees or expenses; investors cannot directly access an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio June 30, 2003 (Unaudited)

Scudder High Income Portfolio

	Principal Amount ($)	Value ($)

Corporate Bonds 77.0%
Consumer Discretionary 23.6%
Adelphia Communications Corp.:
8.125%, 7/15/2003*	190,000	117,801
10.25%, 6/15/2011*	695,000	444,800
Advantica Restaurant Co.:
11.25%, 1/15/2008	404,706	311,624
12.75%, 9/30/2007	540,000	552,150
American Achieve Corp., 11.625%, 1/1/2007	1,285,000	1,374,950
American Lawyer Media, Inc., Series B, 9.75%, 12/15/2007	1,615,000	1,453,500
Ameristar Casino, Inc., 10.75%, 2/15/2009	1,410,000	1,598,588
Aviall, Inc., 7.625%, 7/1/2011	270,000	273,713
Bally Total Fitness Holdings, 10.5%, 7/15/2011	240,000	240,600
Boca Resorts, Inc., 9.875%, 4/15/2009	2,590,000	2,790,725
Boyd Gaming Corp., 7.75%, 12/15/2012	50,000	53,063
Buffets, Inc., 11.25%, 7/15/2010	1,510,000	1,494,900
Central Garden & Pet Co., 9.125%, 2/1/2013	370,000	394,050
Charter Communications Holdings LLC:
8.25%, 4/1/2007	840,000	646,800
8.625%, 4/1/2009	630,000	453,600
Step-up Coupon, 0% to 1/15/2006, 13.5% to 1/15/2011	1,665,000	865,800
Step-up Coupon, 0% to 1/15/2007, 12.125% to 1/15/2012	220,000	101,475
Choctaw Resort Development Enterprises, 9.25%, 4/1/2009	1,375,000	1,483,281
Chumash Casino & Resort Enterprise, 9.0%, 7/15/2010	655,000	707,400
Cinemark USA, Inc.:
8.5%, 8/1/2008	1,665,000	1,719,113
9.0%, 2/1/2013	155,000	168,175
9.0%, 2/1/2013	855,000	927,675
Circus & Eldorado, 10.125%, 3/1/2012	1,635,000	1,606,388
CKE Restaurants, Inc., 9.125%, 5/1/2009	655,000	635,350
CSC Holdings, Inc., 7.875%, 12/15/2007	945,000	966,263
Dex Media East LLC/ Financial, 12.125%, 11/15/2012	1,640,000	1,939,300
DIMON, Inc.:
7.75%, 6/1/2013	1,185,000	1,217,588
Series B, 9.625%, 10/15/2011	2,450,000	2,695,000
Dyersburg Corp., Series B, 9.75%, 9/1/2007*	1,260,000	126
EchoStar Communications Corp., 9.375%, 2/1/2009	1,380,000	1,471,425
Eldorado Resorts LLC, 10.5%, 8/15/2006	1,950,000	1,989,000
Finlay Fine Jewelry Corp., 8.375%, 5/1/2008	1,135,000	1,174,725
General Motors Corp.:
7.125%, 7/15/2013	360,000	359,064
	Principal Amount ($)	Value ($)

8.25%, 7/15/2023	1,245,000	1,244,226
8.375%, 7/15/2033	450,000	441,495
Hard Rock Hotel, Inc., 8.875%, 6/1/2013	360,000	376,200
Herbst Gaming, Inc.:
10.75%, 9/1/2008	535,000	589,838
10.75%, 9/1/2008	2,213,000	2,439,833
Hines Horticulture, Inc., Series B, 12.75%, 10/15/2005	1,931,000	2,027,550
HLI Operating Co., Inc., 10.5%, 6/15/2010	550,000	577,500
Imperial Home Decor Group, Inc., Series B, 11.0%, 3/15/2008*	1,050,000	105
Insight Communications, Step-up Coupon, 0% to 2/15/2006, 12.25% to 2/15/2011	530,000	439,900
Interep National Radio Sales, Inc., 10.0%, 7/1/2008	1,775,000	1,508,750
International Game Technology, 8.375%, 5/15/2009	1,875,000	2,300,261
Intrawest Corp., 10.5%, 2/1/2010	1,170,000	1,257,750
Jacobs Entertainment Co., 11.875%, 2/1/2009	1,055,000	1,122,256
Jacuzzi Brands, Inc., 9.625%, 7/1/2010	715,000	715,000
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	1,580,000	1,651,100
Kellwood Co., 7.625%, 10/15/2017	595,000	574,175
Kindercare Learning Centers, Inc., 9.5%, 2/15/2009	1,485,000	1,496,138
Krystal, Inc., 10.25%, 10/1/2007	760,000	722,000
Laidlaw International, Inc., 10.75%, 6/15/2011	865,000	908,250
Levi Strauss & Co., 12.25%, 12/15/2012	935,000	778,388
Lin Television Corp., 6.5%, 5/15/2013	410,000	408,975
MGM Mirage, Inc., 9.75%, 6/1/2007	1,725,000	1,957,875
Mortons Restaurant Group, 7.5%, 7/1/2010	420,000	363,300
MTR Gaming Group, 9.75%, 4/1/2010	330,000	339,900
Old Evangeline Downs, 13.0%, 3/1/2010	520,000	530,400
Park Place Entertainment Corp.:
7.0%, 4/15/2013	365,000	390,550
8.875%, 9/15/2008	50,000	55,125
9.375%, 2/15/2007	2,205,000	2,442,038
Petro Stopping Centers, 10.5%, 2/1/2007	3,480,000	3,462,600
PRIMEDIA, Inc.:
7.625%, 4/1/2008	330,000	333,300
8.875%, 5/15/2011	1,115,000	1,173,538
Remington Arms Co., 10.5%, 2/1/2011	1,180,000	1,233,100
Remington Product Co. LLC, Series D, 11.0%, 5/15/2006	595,000	597,975
Renaissance Media Group, Step-up Coupon, 0% to 4/15/2003, 10.0% to 4/15/2008	1,640,000	1,619,500
Rent-Way, Inc., 11.875%, 6/15/2010	655,000	674,650
Restaurant Co., Step-up Coupon, 0% to 5/15/2003, 11.25% to 5/15/2008	1,163,933	1,105,736
	Principal Amount ($)	Value ($)

Rite Aid Corp.:
6.125%, 12/15/2008	625,000	562,500
6.875%, 8/15/2013	1,820,000	1,574,300
9.25%, 6/1/2013	135,000	133,650
Samsonite Corp., 10.75%, 6/15/2008	3,215,000	3,287,338
Schuler Homes, Inc.:
9.375%, 7/15/2009	895,000	1,011,350
10.5%, 7/15/2011	1,525,000	1,753,750
Scientific Games Corp., 12.5%, 8/15/2010	609,000	700,350
Sealy Mattress Co.:
9.875%, 12/15/2007	410,000	407,950
Series B, 10.875%, 12/15/2007	330,000	328,350
Service Corp. International, 7.7%, 4/15/2009	805,000	821,100
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012	180,000	192,150
8.0%, 3/15/2012	1,175,000	1,242,563
8.0%, 3/15/2012	1,045,000	1,115,538
8.75%, 12/15/2011	545,000	598,138
Six Flags, Inc.:
8.875%, 2/1/2010	1,895,000	1,819,200
9.5%, 2/1/2009	575,000	566,375
Sonic Automotive, Inc., 11.0%, 8/1/2008	1,855,000	1,966,300
Starwood Hotels, 7.875%, 5/1/2012	440,000	481,800
Transwestern Publishing, Series F, 9.625%, 11/15/2007	1,505,000	1,568,963
Unisys Corp., 6.875%, 3/15/2010	85,000	88,400
Venetian Casino Resort LLC, 11.0%, 6/15/2010	1,435,000	1,617,963
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	1,485,000	1,494,281
Worldspan LP/ WS Finance Corp., 9.625%, 6/15/2011	1,065,000	1,096,950
Wynn Las Vegas Corp., 12.0%, 11/1/2010	95,000	104,975
XM Satellite Radio, Inc.:
12.0%, 6/15/2010	285,000	279,300
Step-up Coupon, 0% to 12/31/2005, 14.0% to 12/31/2009	735,000	523,688
		95,424,511
Consumer Staples 2.8%
Agrilink Foods, Inc., 11.875%, 11/1/2008	2,290,000	2,467,449
Dominos, Inc., 8.25%, 7/1/2011	190,000	196,175
Elizabeth Arden, Inc., Series B, 11.75%, 2/1/2011	1,770,000	1,973,550
La Petite Academy, Inc., 10.0%, 5/15/2008	1,530,000	918,000
Le-Natures, Inc., 9.0%, 6/15/2013	285,000	293,550
Merisant Corp., 9.5%, 7/15/2013	740,000	747,978
Michael Foods, Inc., Series B, 11.75%, 4/1/2011	335,000	385,250
Royster-Clark, Inc., 10.25%, 4/1/2009	260,000	230,100
Salton, Inc.:
10.75%, 12/15/2005	775,000	778,875
12.25%, 4/15/2008	285,000	283,575
Stater Brothers Holdings, Inc., 10.75%, 8/15/2006	2,330,000	2,452,325
Swift & Co., 10.125%, 10/1/2009	730,000	759,200
		11,486,027
	Principal Amount ($)	Value ($)

Energy 8.7%
ANR Pipeline Co., 8.875%, 3/15/2010	325,000	355,063
Avista Corp., 9.75%, 6/1/2008	3,970,000	4,605,200
Chesapeake Energy Corp., 8.125%, 4/1/2011	290,000	312,475
Citgo Petroleum Corp., 11.375%, 2/1/2011	3,320,000	3,701,800
Coastal Corp., 6.5%, 6/1/2008	255,000	228,225
Continental Resources, Inc., 10.25%, 8/1/2008	1,850,000	1,859,250
Edison Mission Energy, 7.73%, 6/15/2009	3,340,000	2,855,700
El Paso Corp., 7.375%, 12/15/2012	445,000	398,275
Frontier Escrow Corp., 8.0%, 4/15/2013	410,000	428,450
Gulfterra Energy Partner, 6.25%, 6/1/2010	270,000	270,000
Houston Exploration Co., 7.0%, 6/15/2013	435,000	449,138
Key Energy Services, Inc., 6.375%, 5/1/2013	165,000	167,475
Newpark Resources, Inc., 8.625%, 12/15/2007	1,055,000	1,081,375
On Semiconductor Corp. 12.0%, 5/15/2008	1,205,000	1,217,050
Panhandle Eastern Pipe Line:
7.2%, 8/15/2024	490,000	504,700
7.95%, 3/15/2023	895,000	926,325
Parker Drilling Co., Series B, 10.125%, 11/15/2009	1,655,000	1,787,400
Pen Holdings, Inc., Series B, 9.875%, 6/15/2008*	335,000	38,525
Pioneer Natural Resources Co.:
6.5%, 1/15/2008	895,000	974,763
7.5%, 4/15/2012	590,000	675,683
9.625%, 4/1/2010	1,395,000	1,729,621
Southern Natural Gas, 8.875%, 3/15/2010	610,000	664,900
Stone Energy Corp.:
8.25%, 12/15/2011	675,000	712,125
8.75%, 9/15/2007	955,000	990,813
Transocean, Inc., 9.5%, 12/15/2008	370,000	479,432
Trico Marine Services, 8.875%, 5/15/2012	1,645,000	1,414,700
Westar Energy, Inc., 7.875%, 5/1/2007	1,035,000	1,156,613
Westport Resources Corp., 8.25%, 11/1/2011	2,395,000	2,622,525
Williams Cos., Inc.: 8.625%, 6/1/2010	740,000	773,300
8.75%, 3/15/2032	465,000	483,600
Williams Holdings of Delaware, Inc., 6.5%, 12/1/2008	1,190,000	1,160,250
		35,024,751
Financials 5.2%
Ahold Finance USA, Inc., 6.25%, 5/1/2009	2,135,000	1,990,888
Americredit Corp.:
9.25%, 5/1/2009	985,000	930,825
9.875%, 4/15/2006	1,075,000	1,053,500
Arch Western Finance, 6.75%, 7/1/2013	700,000	717,500
Capster Hotel Co., 8.75%, 8/15/2007	310,000	280,550
	Principal Amount ($)	Value ($)

CBRE Escrow, Inc., 9.75%, 5/15/2010	1,170,000	1,229,963
Farmers Exchange Capital:
7.05%, 7/15/2028	90,000	80,889
7.2%, 7/15/2048	235,000	193,772
Farmers Insurance Exchange, 8.625%, 5/1/2024	855,000	833,625
FRD Acquisition Co., Series B, 12.5%, 7/15/2004*	210,000	0
Global Exchange Services, 12.0%, 7/15/2008	1,170,000	1,111,500
IOS Capital LLC, 7.25%, 6/30/2008	350,000	342,125
LaBranche & Co., Inc., 12.0%, 3/2/2007	2,030,000	2,314,200
LNR Property Corp., 7.625%, 7/15/2013	790,000	799,030
PCA LLC/ PCA Finance Corp., 11.875%, 8/1/2009	330,000	359,700
PEI Holdings, Inc., 11.0%, 3/15/2010	970,000	1,069,425
PXRE Capital Trust I, 8.85%, 2/1/2027	190,000	155,800
Qwest Bank, 6.5%, 6/30/2007	1,000,000	1,012,000
Qwest Capital Funding, Inc.:
5.875%, 8/3/2004	795,000	761,213
7.0%, 8/3/2009	355,000	291,988
7.75%, 8/15/2006	980,000	911,400
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	970,000	1,130,050
TCI Communication Finance, 9.65%, 3/31/2027	155,000	184,450
Thornburg Mortgage, Inc., 8.0%, 5/15/2013	1,560,000	1,591,200
Trump Holdings & Funding, 11.625%, 3/15/2010	795,000	759,225
Universal City Development, 11.75%, 4/1/2010	890,000	976,775
		21,081,593
Health Care 1.4%
AmerisourceBergen Corp., 7.25%, 11/15/2012	635,000	688,975
HEALTHSOUTH Corp., 7.625%, 6/1/2012	695,000	538,625
HMP Equity Holdings Corp., Zero Coupon, 5/15/2008	845,000	426,725
Magellan Health Services, Inc., 9.375%, 11/15/2007	285,000	285,000
Psychiatric Solutions, Inc., 10.625%, 6/15/2013	380,000	391,400
Sybron Dental Specialties, 8.125%, 6/15/2012	340,000	358,700
Tenet Healthcare Corp.:
6.375%, 12/1/2011	1,395,000	1,290,375
7.375%, 2/1/2013	1,235,000	1,191,775
Vanguard Health Systems, Inc., 9.75%, 8/1/2011	375,000	373,125
		5,544,700
Industrials 13.1%
Allied Waste North America, Inc.:
7.875%, 4/15/2013	60,000	62,775
Series B, 8.5%, 12/1/2008	1,550,000	1,666,250
Series B, 8.875%, 4/1/2008	115,000	124,775
9.25%, 9/1/2012	340,000	374,850
Series B, 10.0%, 8/1/2009	4,200,000	4,462,500
	Principal Amount ($)	Value ($)

Ami Semiconductor, Inc., 10.75%, 2/1/2013	405,000	457,650
AutoNation, Inc., 9.0%, 8/1/2008	1,695,000	1,881,450
Avondale Mills, Inc., 10.25%, 7/1/2013	1,790,000	1,790,000
Browning-Ferris Industries:
7.4%, 9/15/2035	765,000	703,800
9.25%, 5/1/2021	280,000	305,550
Buckeye Technologies, Inc., 8.25%, 12/15/2005	955,000	950,225
Chukchansi Economic Development Authority, 14.5%, 6/15/2009	355,000	391,388
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	815,000	851,675
Collins & Aikman Products, 10.75%, 12/31/2011	975,000	858,000
Corrections Corp. of America:
7.5%, 5/1/2011	240,000	250,800
9.875%, 5/1/2009	1,125,000	1,255,781
CP Ships Ltd., 10.375%, 7/15/2012	1,015,000	1,132,994
Dana Corp.:
7.0%, 3/1/2029	1,350,000	1,176,188
9.0%, 8/15/2011	1,195,000	1,293,588
10.125%, 3/15/2010	205,000	226,013
Day International Group, Inc.:
9.5%, 3/15/2008	85,000	77,350
11.125%, 6/1/2005	1,020,000	1,030,200
DeCrane Aircraft Holdings, Inc., Series B, 12.0%, 9/30/2008	1,890,000	888,300
Delta Air Lines, Inc.:
7.7%, 12/15/2005	275,000	240,625
7.9%, 12/15/2009	500,000	397,500
Eagle-Picher Industries, Inc., 9.375%, 3/1/2008	830,000	776,050
Esterline Technologies, 7.75%, 6/15/2013	615,000	630,375
Evergreen International Aviation, 12.0%, 5/15/2010	695,000	684,575
Flextronics International Ltd., 6.5%, 5/15/2013	1,680,000	1,617,000
Golden State Petroleum Transportation, 8.04%, 2/1/2019	770,000	741,148
Goodyear Tire & Rubber Co., 7.857%, 8/15/2011	370,000	270,100
Grove Holdings LLC, Step-up Coupon, 0% to 5/1/2003, 11.625% to 5/1/2009*	310,000	31
Grove Investors, Inc., 14.5%, 5/1/2010*	996,745	0
GS Technologies:
12.0%, 9/1/2004*	352,022	19,361
12.25%, 10/1/2005*	1,340,000	73,700
Hercules, Inc., 11.125%, 11/15/2007	2,784,000	3,243,360
Hornbeck Offshore Services, Inc., 10.625%, 8/1/2008	480,000	529,200
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011	1,085,000	1,226,050
ISP Holdings, Inc., Series B, 10.625%, 12/15/2009	620,000	658,750
Kansas City Southern:
7.5%, 6/15/2009	555,000	575,119
9.5%, 10/1/2008	1,245,000	1,383,506
Louisiana Pacific Corp., 10.875%, 11/15/2008	540,000	615,600
	Principal Amount ($)	Value ($)

Lyondell Chemicals Co., 10.5%, 6/1/2013	405,000	405,000
Meritage Corp., 9.75%, 6/1/2011	340,000	375,700
Metaldyne Corp., 11.0%, 6/15/2012	760,000	630,800
Millennium America, Inc.:
7.0%, 11/15/2006	3,010,000	3,040,100
7.625%, 11/15/2026	980,000	911,400
9.25%, 6/15/2008	1,235,000	1,327,625
Mobile Mini, Inc., 9.5%, 7/1/2013	970,000	1,003,950
Motors and Gears, Inc., 10.75%, 11/15/2006	520,000	455,000
Overseas Shipholding Group, 8.75%, 12/1/2013	580,000	620,600
Plainwell, Inc., Series B, 11.0%, 3/1/2008*	4,445,000	88,900
Republic Engineered Products LLC, 10.0%, 8/16/2009*	530,823	130,052
Resolution Performance Products LLC, 13.5%, 11/15/2010	3,185,000	3,185,000
Tech Olympic USA, Inc.:
10.375%, 7/1/2012	745,000	793,425
10.375%, 7/1/2012	225,000	239,625
Tenneco Automotive, Inc.:
10.25%, 7/15/2013	850,000	860,625
11.625%, 10/15/2009	1,020,000	902,700
The Brickman Group LTD., 11.75%, 12/15/2009	655,000	731,963
Travelcenters of America, Inc., 12.75%, 5/1/2009	50,000	57,500
Xerox Corp.:
7.125%, 6/15/2010	450,000	449,438
7.625%, 6/15/2013	460,000	460,575
9.75%, 1/15/2009	310,000	348,750
		52,912,880
Information Technology 2.0%
Cooperative Computing, 10.5%, 6/15/2011	630,000	645,750
Digitalnet, Inc., 9.0%, 7/15/2010	285,000	285,000
Lucent Technologies, Inc.:
5.5%, 11/15/2008	4,540,000	3,824,950
6.45%, 3/15/2029	555,000	380,175
Riverwood International Corp., 10.875%, 4/1/2008	2,195,000	2,249,875
Titan Corp., 8.0%, 5/15/2011	610,000	646,600
		8,032,350
Materials 9.9%
ARCO Chemical Co.:
9.8%, 2/1/2020	2,630,000	2,314,400
10.25%, 11/1/2010	605,000	580,800
Caraustar Industries, Inc., 9.875%, 4/1/2011	1,770,000	1,885,050
Cascades, Inc., 7.25%, 2/15/2013	765,000	805,163
CBD Media/CBD Finance, 8.625%, 6/1/2011	685,000	705,550
Crown Cork & Seal, 8.0%, 4/15/2023	920,000	740,600
Dan River, Inc., 12.75%, 4/15/2009	960,000	864,000
Dayton Superior Corp.:
10.75%, 9/15/2008	845,000	836,550
13.0%, 6/15/2009	1,045,000	888,250
DIMAC Corp., 12.5%, 10/1/2008*	1,540,000	15,400
	Principal Amount ($)	Value ($)

Equistar Chemical Funding Corp., 10.625%, 5/1/2011	490,000	502,250
Equistar Chemicals LP, 8.75%, 2/15/2009	6,580,000	6,382,600
Fibermark, Inc., 10.75%, 4/15/2011	1,170,000	1,170,000
Foamex LP, 10.75%, 4/1/2009	1,330,000	1,064,000
Fonda Group, 9.5%, 3/1/2007	1,085,000	607,600
Georgia-Pacific Corp.:
7.375%, 7/15/2008	845,000	857,675
7.7%, 6/15/2015	2,495,000	2,401,438
8.0%, 1/15/2014	1,420,000	1,446,625
8.875%, 2/1/2010	1,320,000	1,432,200
8.875%, 5/15/2031	2,490,000	2,440,200
9.375%, 2/1/2013	665,000	733,163
Graham Packaging Co., 8.75%, 1/15/2008	185,000	184,075
Hexcel Corp., 9.75%, 1/15/2009	735,000	731,325
Huntsman ADV Materials, 11.0%, 7/15/2010	400,000	416,000
Huntsman ICI Chemical, 10.125%, 7/1/2009	185,000	177,600
Metals USA, Inc., 8.625%, 2/15/2008*	970,000	0
MMI Products, Inc., Series B, 11.25%, 4/15/2007	1,790,000	1,257,475
Omnova Solutions, Inc., 11.25%, 6/1/2010	465,000	492,900
Owens-Brockway Glass Container, 8.25%, 5/15/2013	1,150,000	1,201,750
Owens-Illinois, Inc., 7.5%, 5/15/2010	370,000	362,600
Pliant Corp.:
11.125%, 9/1/2009	1,035,000	1,099,688
13.0%, 6/1/2010	285,000	267,900
Sweetheart Cup Co., Inc., 12.0%, 7/15/2004	685,000	602,800
Texas Industries, Inc., 10.25%, 6/15/2011	1,975,000	2,063,875
Toll Corp.:
8.0%, 5/1/2009	630,000	674,888
8.25%, 2/1/2011	350,000	390,250
United States Steel LLC, 9.75%, 5/15/2010	885,000	898,275
US Can Corp., Series B, 12.375%, 10/1/2010	905,000	628,975
		40,123,890
Telecommunication Services 6.0%
Alamosa Delaware, Inc., 13.625%, 8/15/2011	185,000	155,400
Alamosa Holdings, Inc., Step-up Coupon, 0% to 2/15/2005, 12.875% to 2/15/2010	170,000	98,600
American Tower Corp., 9.375%, 2/1/2009	1,665,000	1,673,325
American Tower Escrow Corp., Zero Coupon, 8/1/2008	880,000	567,600
Centennial Cellular, 10.125%, 6/15/2013	935,000	925,650
Century Communications Corp.:
8.375%, 11/15/2017*	740,000	477,300
8.75%, 10/1/2007*	50,000	32,250
Crown Castle International Corp., 9.375%, 8/1/2011	1,315,000	1,367,600
DirecTV Holdings, 8.375%, 3/15/2013	250,000	278,750
	Principal Amount ($)	Value ($)

LCI International, Inc., 7.25%, 6/15/2007	280,000	212,800
Level 3 Communications, Inc., 11.0%, 3/15/2008	640,000	620,800
Nextel Communications, Inc.:
9.375%, 11/15/2009	50,000	53,688
9.5%, 2/1/2011	2,400,000	2,658,000
Nextel Partners, Inc.:
8.125%, 7/1/2011	1,090,000	1,087,275
11.0%, 3/15/2010	375,000	405,000
12.5%, 11/15/2009	70,000	78,750
Nortel Networks Corp., 7.4%, 6/15/2006	1,250,000	1,228,125
Qwest Services Corp.:
5.625%, 11/15/2008	2,275,000	2,184,000
6.95%, 6/30/2010	1,000,000	1,000,625
13.5%, 12/15/2010	1,200,000	1,356,000
14.0%, 12/15/2014	2,903,000	3,367,480
Shaw Communications, Inc., 8.25%, 4/11/2010	645,000	717,563
Sprint Capital Corp., 8.375%, 3/15/2012	1,290,000	1,544,539
Teligent, Inc., 11.5%, 3/1/2008*	690,000	69
Triton PCS, Inc., 8.5%, 6/1/2013	640,000	688,000
US West Communication, Inc., 7.25%, 9/15/2025	1,490,000	1,400,600
		24,179,789
Utilities 4.3%
AES Corp.:
9.0%, 5/15/2015	440,000	459,800
9.375%, 9/15/2010	183,000	183,915
Calpine Corp.:
7.75%, 4/15/2009	225,000	166,500
8.5%, 2/15/2011	2,575,000	1,931,250
CMS Energy Corp.:
7.5%, 1/15/2009	2,535,000	2,506,481
8.5%, 4/15/2011	3,135,000	3,272,156
8.9%, 7/15/2008	265,000	277,256
El Paso Production Holding Corp., 7.75%, 6/1/2013	1,320,000	1,316,700
MSW Energy Holdings/Finance, 8.5%, 9/1/2010	635,000	652,463
Nevada Power Co., Series E, 10.875%, 10/15/2009	330,000	369,600
PG&E Corp., 6.875%, 7/15/2008	900,000	933,750
Reliant Resources, Inc.:
9.25%, 7/15/2010	895,000	904,514
9.5%, 7/15/2013	450,000	455,625
Sonat, Inc., 7.625%, 7/15/2011	460,000	418,600
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010	1,595,000	1,595,000
Western Resources, Inc., 9.75%, 5/1/2007	1,745,000	1,954,400
		17,398,010
Total Corporate Bonds (Cost $312,360,428)		311,208,501

	Principal Amount ($)	Value ($)

Asset Backed 0.5%
Golden Tree High Yield Opportunities LP "D1", Series 1, 13.054%, 10/31/2007 (Cost $2,500,000)	2,500,000	2,200,000

Foreign Bonds - US$ Denominated 14.0%
Antenna TV SA, 9.0%, 8/1/2007	630,000	587,475
Avecia Group PLC, 11.0%, 7/1/2009	520,000	470,600
Bluewater Finance Ltd.:
10.25%, 2/15/2012	405,000	400,950
10.25%, 2/15/2012	380,000	376,200
British Sky Broadcasting PLC:
6.875%, 2/23/2009	615,000	694,950
8.2%, 7/15/2009	1,375,000	1,629,375
Burns, Philp & Co., Ltd.:
9.5%, 11/15/2010	405,000	425,250
9.75%, 7/15/2012	1,220,000	1,189,500
10.75%, 2/15/2011	115,000	119,600
Central European Media Enterprises Ltd., 9.375%, 8/15/2004	1,320,000	1,323,300
Conproca SA de CV, 12.0%, 6/16/2010	520,000	676,000
Corp Durango SA de CV, 13.75%, 7/15/2009*	775,000	406,875
Crown Euro Holdings SA, 10.875%, 3/1/2013	930,000	1,013,700
Disco SA, 9.875%, 5/15/2008	370,000	381,100
Dolphin Telecom PLC, Series B, Step-up Coupon, 0% to 5/15/2004, 14.0% to 5/15/2009*	1,237,745	124
Esprit Telecom Group PLC:
11.5%, 12/15/2007*	1,625,000	163
10.825%, 6/15/2008*	800,000	80
Euramax International PLC, 11.25%, 10/1/2006	1,365,000	1,405,950
Fage Dairy Industry SA, 9.0%, 2/1/2007	1,578,000	1,562,220
Federative Republic of Brazil, 8.0%, 4/15/2014	2,536,705	2,238,642
Gerdau Ameristeel Corp., 10.375%, 7/15/2011	190,000	185,725
Grupo Elektra SA de CV, 12.0%, 4/1/2008	970,000	974,850
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004	240,000	146,400
Innova S de R.L., 12.875%, 4/1/2007	1,770,000	1,805,400
IPSCO, Inc., 8.75%, 6/1/2013	365,000	372,300
LeGrand SA, 8.5%, 2/15/2025	585,000	602,550
Luscar Coal Ltd., 9.75%, 10/15/2011	685,000	782,613
Millicom International Cellular SA: 11.0%, 6/1/2006	1,030,000	1,019,700
2.0%, 6/1/2006	661	1,642
Mobifon Holdings BV, 12.5%, 7/31/2010	1,530,000	1,587,375
Norske Skog Canada, 8.625%, 6/15/2011	640,000	668,800
Nortel Networks Corp., 6.125%, 2/15/2006	1,930,000	1,872,100
Gazprom OAO, 9.625%, 3/1/2013	1,165,000	1,284,413
Ocean Rig Norway AS, 10.25%, 6/1/2008	450,000	374,063
	Principal Amount ($)	Value ($)

PTC International Finance II SA, 11.25%, 12/1/2009	215,000	242,950
Republic of Argentina:
Series BGL4, 11.0%, 10/9/2006*	90,000	29,700
11.75%, 6/15/2015*	785,000	266,900
12.375%, 2/21/2012*	765,000	256,275
Series 2031, 12.0%, 6/19/2031*	376,300	115,148
Zero Coupon, 11/29/2049*	465,276	160,464
Republic of Bulgaria, 8.25%, 1/15/2015	345,000	407,100
Republic of Turkey, 11.0%, 1/14/2013	415,000	418,631
Royal Caribbean Cruises Ltd., 7.25%, 3/15/2018	1,085,000	979,213
Stena AB:
8.75%, 6/15/2007	405,000	417,150
9.625%, 12/1/2012	860,000	944,925
Stone Container Corp., 11.5%, 8/15/2006	700,000	747,250
Telus Corp., 8.0%, 6/1/2011	1,340,000	1,547,700
Tembec Industries, Inc.:
8.5%, 2/1/2011	1,180,000	1,168,200
8.625%, 6/30/2009	895,000	883,813
TFM SA de CV:
10.25%, 6/15/2007	1,240,000	1,267,900
11.75%, 6/15/2009	1,815,000	1,851,300
12.5%, 6/15/2012	1,200,000	1,296,000
Tyco International Group SA:
6.125%, 11/1/2008	4,850,000	5,068,250
6.125%, 1/15/2009	2,625,000	2,730,000
6.375%, 10/15/2011	1,765,000	1,862,075
6.75%, 2/15/2011	265,000	280,900
Ukraine Government, 7.65%, 6/11/2013	690,000	686,550
Vicap SA, 11.375%, 5/15/2007	2,975,000	2,677,500
Vivendi Universal SA, 9.25%, 4/15/2010	2,655,000	3,020,063
Yell Finance BV, Step-up Coupon, 0% to 8/1/2006, 13.5% to 8/1/2011	690,000	589,950
Total Foreign Bonds - US$ Denominated (Cost $55,580,098)		56,495,892

Foreign Bonds - Non US$ Denominated 0.5% (c)
Antenna TV SA, 9.75%, 7/1/2008	EUR 115,000	125,594
Ispat Europe Group SA, 11.875%, 2/1/2011	EUR 820,000	942,672
Prosieben Media AG, 11.25%, 7/31/2009	EUR 545,000	659,425
Republic of Argentina:
10.25%, 2/6/2049*	DEM 956,116	302,266
11.25%, 4/10/2006*	DEM 46,016	17,060
12.0%, 9/19/2016*	DEM 5,790	13,681
Total Foreign Bonds - Non US$ Denominated (Cost $1,874,589)		2,060,698

	Units	Value ($)

Other 0.1%
SpinCycle, Inc.*	39,810	173,572
SpinCycle, Inc. "F"*	279	15
Total Other (Cost $103,208)		173,587

	Shares	Value ($)

Common Stocks 0.0%
Catalina Restaurant Group, Inc.	3,870	6,192
ICG Communications, Inc.*	4,851	49
IMPSAT Fiber Networks, Inc.	31,334	36,034
The Manitowoc Co., Inc.	2,270	50,621
MEDIQ, Inc.	736	3,196
XO Communications, Inc.	2,847	20,641
Total Common Stocks (Cost $5,581,543)		116,733

Warrants 0.0%
Communication Cellular SA*	2,200	22
DeCrane Aircraft Holdings, Inc.*	1,350	14
Destia Communications, Inc.*	1,260	0
Empire Gas Corp.*	2,070	0
Hayes Lemmerz Intl, Inc.*	1,690	1,132
ICG Communications, Inc.*	1,839	512
Mariner Health Care, Inc.*	2,404	13
Republic Technologies International LLC*	2,820	28
Stations Holding Co., Inc.*	5,000	0
UIH Australia Pacific, Inc.*	750	0
Waxman Industries, Inc.*	52,274	523
XO Communications, Inc.*	5,695	18,794
XO Communications, Inc. "C"*	4,271	2,349
XO Communications, Inc. "B"*	4,271	6,834
Total Warrants (Cost $2,314,052)		30,221

Preferred Stocks 0.5%
Paxson Communications Corp.	165	1,641,750
TNP Enterprises, Inc.	2,637	197,775
Total Preferred Stocks (Cost $1,796,648)		1,839,525

Convertible Preferred Stocks 0.3%
Hercules Trust II	1,235	789,576
Lucent Technologies, Inc.	350	350,875
World Access, Inc. "D"*	933	0
Total Convertible Preferred Stocks (Cost $2,440,337)		1,140,451

	Principal Amount ($)	Value ($)

Convertible Bonds 1.8%
Aether Systems, 6.0%, 3/22/2005	800,000	780,000
Aristocrat Leisure Ltd., 5.0%, 5/31/2006	305,000	269,163
Aspen Technology, Inc., 5.25%, 6/15/2005	480,000	456,000
Charming Shoppes, Inc., 4.75%, 6/1/2012	85,000	77,248
DIMON, Inc., 6.25%, 3/31/2007	905,000	841,650
Infineon Techonologies AG, Series IFX, 4.25%, 2/6/2007	1,100,000	1,092,327
Nortel Networks Corp., 4.25%, 9/1/2008	815,000	688,675
Parker Drilling Co., 5.5%, 8/1/2004	2,050,000	2,050,000
Royal Numico NV:
1.5%, 9/22/2004	510,000	628,802
4.25%, 6/26/2005	465,000	509,172
Total Convertible Bonds (Cost $7,164,572)		7,393,037

	Principal Amount ($)	Value ($)

US Treasury Obligations 3.0%
US Treasury Bond:
5.375%, 2/15/2031	1,975,000	2,223,959
10.75%, 8/15/2005	6,515,000	7,794,331
US Treasury Note, 4.0%, 11/15/2002	1,140,000	1,186,268
US Treasury STRIP, Principal only, 3.88%**, 5/15/2013	1,130,000	773,248
Total US Treasury Obligations (Cost $11,851,827)		11,977,806

	Shares	Value ($)

Cash Equivalents 2.3%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $9,448,954)	9,448,954	9,448,954
Total Investment Portfolio - 100.0% (Cost $413,016,256) (a)		404,085,405

Notes to Scudder High Income Portfolio of Investments

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
** Bond equivalent yield to maturity; not a coupon rate.
(a) The cost for federal income tax purposes was $413,241,307. At June 30, 2003, net unrealized depreciation for all securities based on tax cost was $9,155,902. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $20,945,360 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $30,101,262.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Principal amount stated in US dollars unless otherwise noted.
Currency Abbreviation
EUR	Euro
DEM	Deutsche Mark

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $403,567,302)	$ 394,636,451
Investment in Scudder Cash Management QP Trust (cost $9,448,954)	9,448,954
Cash	9,936
Receivable for investments sold	9,676,610
Dividends receivable	20,069
Interest receivable	7,846,390
Receivable for Portfolio shares sold	201,992
Unrealized appreciation on forward currency exchange contracts	51,053
Other assets	29,666
Total assets	421,921,121
Liabilities
Payable for investments purchased	13,826,537
Payable for Portfolio shares redeemed	516,490
Unrealized depreciation on forward foreign currency exchange contracts	16,668
Accrued management fee	202,927
Other accrued expenses and payables	160,383
Total liabilities	14,723,005
Net assets, at value	$ 407,198,116
Net Assets
Net assets consist of: Undistributed net investment income	15,510,636
Net unrealized appreciation (depreciation) on: Investments	(8,930,852)
Foreign currency related transactions	35,445
Accumulated net realized gain (loss)	(133,192,839)
Paid-in capital	533,775,726
Net assets, at value	$ 407,198,116
Class A Net Asset Value, offering and redemption price per share ($388,996,969 / 50,466,374 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.71
Class B Net Asset Value, offering and redemption price per share ($18,201,147 / 2,359,635 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.71

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends	$ 111,429
Interest (net of foreign taxes withheld of $1,415)	16,975,139
Interest - Scudder Cash Management QP Trust	76,692
Total Income	17,163,260
Expenses: Management fee	1,073,872
Custodian fees	28,624
Distribution service fees (Class B)	8,841
Record keeping fees (Class B)	3,400
Auditing	22,665
Legal	8,418
Trustees' fees and expenses	5,608
Reports to shareholders	73,899
Other	24,018
Total expenses, before expense reductions	1,249,345
Expense reductions	(377)
Total expenses, after expense reductions	1,248,968
Net investment income	15,914,292
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(11,412,164)
Foreign currency related transactions	(340,279)
(11,752,443)
Net unrealized appreciation (depreciation) during the period on: Investments	43,284,080
Foreign currency related transactions	148,975
43,433,055
Net gain (loss) on investment transactions	31,680,612
Net increase (decrease) in net assets resulting from operations	$ 47,594,904

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income	$ 15,914,292	$ 31,996,848
Net realized gain (loss) on investment transactions	(11,752,443)	(61,356,630)
Net unrealized appreciation (depreciation) on investment transactions during the period	43,433,055	30,737,286
Net increase (decrease) in net assets resulting from operations	47,594,904	1,377,504
Distributions to shareholders from: Net investment income Class A	(29,871,075)	(31,372,534)
Class B	(462,410)	-
Portfolio share transactions: Class A Proceeds from shares sold	53,089,877	148,152,496
Reinvestment of distributions	29,871,075	31,369,433
Cost of shares redeemed	(39,788,093)	(155,069,342)
Net increase (decrease) in net assets from Class A share transactions	43,172,859	24,452,587
Class B Proceeds from shares sold	16,294,234	998,401*
Reinvestment of distributions	462,410	-*
Cost of shares redeemed	(50,727)	(8,370)*
Net increase (decrease) in net assets from Class B share transactions	16,705,917	990,031
Increase (decrease) in net assets	77,140,195	(4,552,412)
Net assets at beginning of period	330,057,921	334,610,333
Net assets at end of period (including undistributed net investment income of $15,510,636 and $29,929,829, respectively)	$ 407,198,116	$ 330,057,921
Other Information
Class A Shares outstanding at beginning of period	44,487,776	41,133,893
Shares sold	7,050,579	19,652,874
Shares issued to shareholders in reinvestment of distributions	4,207,191	4,154,891
Shares redeemed	(5,279,172)	(20,453,882)
Net increase (decrease) in Portfolio shares	5,978,598	3,353,883
Shares outstanding at end of period	50,466,374	44,487,776
Class B Shares outstanding at beginning of period	136,396	-
Shares sold	2,164,801	137,574*
Shares issued to shareholders in reinvestment of distributions	65,037	-*
Shares redeemed	(6,599)	(1,178)*
Net increase (decrease) in Portfolio shares	2,223,239	136,396
Shares outstanding at end of period	2,359,635	136,396

* For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2003[a]	2002	2001[b]	2000[c]	1999[c]	1998[c]
Selected Per Share Data
Net asset value, beginning of period	$ 7.40	$ 8.13	$ 9.16	$ 11.46	$ 12.27	$ 12.96
Income from investment operations: Net investment income	.33[d]	.75[d]	.84[d]	1.14[d]	1.22[d]	1.06
Net realized and unrealized gain (loss) on investment transactions	.65	(.74)	(.59)	(2.04)	(.93)	(.85)
Total from investment operations	.98	.01	.25	(.90)	.29	.21
Less distributions from: Net investment income	(.67)	(.74)	(1.28)	(1.40)	(1.10)	(.90)
Total distributions	(.67)	(.74)	(1.28)	(1.40)	(1.10)	(.90)
Net asset value, end of period	$ 7.71	$ 7.40	$ 8.13	$ 9.16	$ 11.46	$ 12.27
Total Return (%)	13.98**	(.30)	2.63	(8.68)	2.15	1.45
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	389	329	335	309	396	442
Ratio of expenses (%)	.69*	.66	.70	.68	.67	.65
Ratio of net investment income (loss) (%)	8.90*	10.07	9.89	11.23	10.40	9.36
Portfolio turnover rate (%)	153*	138	77	54	42	74

a For the six months ended June 30, 2003 (Unaudited).
b As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.08, increase net realized and unrealized gains and losses per share by $.08 and decrease the ratio of net investment income to average net assets from 10.74% to 9.89%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
c On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly (see Notes to Financial Statements).
d Based on average shares outstanding during the period.
* Annualized ** Not annualized

Class B

	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 7.39	$ 7.21
Income from investment operations: Net investment income[c]	.32	.31
Net realized and unrealized gain (loss) on investment transactions	.65	(.13)
Total from investment operations	.97	.18
Less distributions from: Net investment income	(.65)	-
Total distributions	(.65)	-
Net asset value, end of period	$ 7.71	$ 7.39
Total Return (%)	13.81**	2.50**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	1
Ratio of expenses (%)	1.05*	.92*
Ratio of net investment income (loss) (%)	8.54*	8.78*
Portfolio turnover rate (%)	153*	138

a For the six months ended June 30, 2003 (Unaudited).
b For the period July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Management Summary June 30, 2003

Scudder International Select Equity Portfolio

International equities rebounded strongly in the first half of 2003, and market analysts now believe that the US economy - the engine of global growth - is recovering. For financial markets, at least, the war in the Middle East that dominated the first quarter is now a distant memory, and geopolitical issues have faded in importance. Against this improving backdrop, Scudder International Select Equity Portfolio returned 4.07% (Class A shares) for the six-month period ended June 30, 2003, lagging the benchmark, the MSCI EAFE + EMF Index, which returned 10.42% for the period. The underperformance for the period stems primarily from dramatic underperformance by a handful of our holdings within the financials and consumer discretionary sectors.

We remained underweight in financials during the period, which in itself did not cost us, but stock selection was poor. Some financials holdings were impacted by Ahold contagion (Ahold, which was not a portfolio holding as of June 30, 2003, announced it had overstated earnings and is now under investigation by the SEC). News of dividend cuts and negative earnings reports also weighed on select financials and consumer discretionary positions. Not all financials holdings detracted from performance. For example, Royal Bank of Scotland was a strong contributor. The company continued to be very cash generative and continues to deliver resilient growth numbers. Finally, select telecommunications holdings such as Vodafone and Telefonica also contributed to performance.

Alex Tedder, Lead Portfolio Manager
Clare Gray
Marc Slendebroek
Co-Managers
Deutsche Investment Management Americas Inc.

The MSCI EAFE + EMF Index (Morgan Stanley Capital International Europe, Australasia, Far East and Emerging Markets Free Index) is an unmanaged index generally accepted as a benchmark for major overseas markets plus emerging markets. Index returns assume reinvested dividends and capital gains and do not reflect fees or expenses; investors cannot directly access in an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio June 30, 2003 (Unaudited)

Scudder International Select Equity Portfolio

	Shares	Value ($)

Common Stocks 98.5%
Australia 2.1%
Telstra Corp., Ltd.	863,400	2,554,611
Denmark 1.8%
Group 4 Falck AS*	133,335	2,218,055
Finland 0.9%
Nokia Oyj	67,000	1,104,512
France 10.0%
Autoroutes du Sud de la France	45,200	1,322,431
Aventis SA	49,200	2,709,804
Groupe Danone	7,153	990,882
Schneider Electric SA	49,900	2,348,524
Total SA	32,261	4,880,680
		12,252,321
Germany 9.5%
Allianz AG (Registered)	29,510	2,455,469
Deutsche Telekom AG (Registered)*	194,900	2,977,717
E.ON AG	63,000	3,242,457
Metro AG	69,000	2,232,925
SAP AG	5,600	661,158
		11,569,726
Hong Kong 3.4%
Hong Kong Electric Holdings Ltd.	598,700	2,341,566
Hutchison Whampoa Ltd.	302,000	1,839,492
		4,181,058
Ireland 3.6%
Bank of Ireland	179,700	2,179,451
CRH PLC	144,158	2,253,846
		4,433,297
Italy 2.8%
Eni SpA	226,760	3,433,198
Japan 20.4%
Bridgestone Corp.	180,000	2,449,695
Canon, Inc.	72,000	3,312,349
Dai Nippon Printing Co., Ltd.	114,414	1,213,207
Daito Trust Construction Co., Ltd.	121,000	2,550,931
Fuji Photo Film Co., Ltd.	82,000	2,375,720
Nomura Holdings, Inc.	237,900	3,027,132
NTT DoCoMo, Inc.	600	1,302,496
Sony Corp.	76,300	2,153,244
Takeda Chemical Industries, Ltd.	73,000	2,700,092
Toyota Motor Corp.	143,200	3,718,394
		24,803,260
	Shares	Value ($)

Netherlands 7.4%
ASML Holding NV*	137,167	1,304,073
IHC Caland NV	32,800	1,676,447
Reed Elsevier NV	260,500	3,075,564
TPG NV	167,200	2,906,262
		8,962,346
Spain 2.9%
Telefonica SA*	300,130	3,488,247
Sweden 1.8%
Telefonaktiebolaget LM Ericsson "B"*	2,029,761	2,181,639
Switzerland 13.0%
Credit Suisse Group*	101,900	2,686,139
Nestle SA (Registered)	17,246	3,564,224
Novartis AG (Registered)	112,227	4,447,920
Roche Holding AG	16,180	1,271,166
Swiss Re (Registered)	40,210	2,231,411
Syngenta AG	32,700	1,641,770
		15,842,630
United Kingdom 18.9%
AstraZeneca PLC	84,551	3,400,551
BHP Billiton PLC	473,450	2,499,707
Hilton Group PLC	69,547	211,797
HSBC Holdings PLC	430,123	5,097,180
National Grid Transco PLC	410,705	2,793,805
Royal Bank of Scotland Group PLC	131,329	3,695,165
Tesco PLC	363,815	1,320,218
Vodafone Group PLC	2,015,321	3,952,637
		22,971,060
Total Common Stocks (Cost $115,769,477)		119,995,960

Preferred Stocks 1.0%
Germany
Henkel KGaA (Cost $1,269,640)	19,291	1,195,558

Cash Equivalents 0.5%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $662,278)	662,278	662,278
Total Investment Portfolio - 100.0% (Cost $117,701,395) (a)		121,853,796

At June 30, 2003, the Scudder International Select Equity Portfolio had the following industry diversification:
Industry	Value	Percent
Financials	$ 21,371,947	17.6%
Industrials	11,847,971	9.7%
Consumer Staples	7,070,882	5.8%
Telecommunication Services	14,275,708	11.7%
Information Technology	8,563,731	7.0%
Consumer Discretionary	18,768,270	15.4%
Energy	9,990,325	8.2%
Utilities	8,377,828	6.9%
Health Care	14,529,533	11.9%
Other	6,395,323	5.3%
Total Common and Preferred Stocks	121,191,518	99.5%
Cash Equivalents	662,278	0.5%
Total Investment Portfolio	$ 121,853,796	100.0%

Notes to Scudder International Select Equity Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $118,786,721. At June 30, 2003, net unrealized appreciation for all securities based on tax cost was $3,067,075. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,302,418 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,235,343.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investment in securities, at value (cost $117,039,117)	$ 121,191,518
Investment in Scudder Cash Management QP Trust (cost $662,278)	662,278
Foreign currency, at value (cost $956,990)	962,118
Receivable for investments sold	5,206,116
Dividends receivable	206,942
Receivable for Portfolio shares sold	67,015
Foreign taxes recoverable	453,642
Other assets	94,209
Total assets	128,843,838
Liabilities
Due to custodian bank	155,277
Payable for investments purchased	3,889,448
Payable for Portfolio shares redeemed	62,817
Accrued management fee	81,417
Other accrued expenses and payables	57,238
Total liabilities	4,246,197
Net assets, at value	$ 124,597,641
Net Assets
Net assets consist of: Undistributed net investment income	1,414,137
Net unrealized appreciation (depreciation) on: Investments	4,152,401
Foreign currency related transactions	53,241
Accumulated net realized gain (loss)	(63,959,351)
Paid-in capital	182,937,213
Net assets, at value	$ 124,597,641
Class A Net Asset Value, offering and redemption price per share ($117,140,425 / 14,348,164 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.16
Class B Net Asset Value, offering and redemption price per share ($7,457,216 / 914,362 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.16

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $277,803)	$ 2,017,907
Interest	25,081
Interest - Scudder Cash Management QP Trust	3,941
Total Income	2,046,929
Expenses: Management fee	426,105
Custodian fees	73,882
Distribution service fees (Class B)	3,880
Record keeping fees (Class B)	1,526
Auditing	11,306
Legal	2,121
Trustees' fees and expenses	860
Reports to shareholders	4,030
Other	7,687
Total expenses	531,397
Net investment income (loss)	1,515,532
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(6,301,411)
Foreign currency related transactions	213,756
(6,087,655)
Net unrealized appreciation (depreciation) during the period on: Investments	9,152,327
Foreign currency related transactions	2,339
9,154,666
Net gain (loss) on investment transactions	3,067,011
Net increase (decrease) in net assets resulting from operations	$ 4,582,543

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ 1,515,532	$ 1,615,013
Net realized gain (loss) on investment transactions	(6,087,655)	(19,097,740)
Net unrealized appreciation (depreciation) on investment transactions during the period	9,154,666	2,425,296
Net increase (decrease) in net assets resulting from operations	4,582,543	(15,057,431)
Distributions to shareholders from: Net investment income Class A	(1,518,587)	(514,449)
Class B	(31,424)	-
Portfolio share transactions: Class A Proceeds from shares sold	14,979,148	56,382,103
Reinvestment of distributions	1,518,587	514,449
Cost of shares redeemed	(21,541,487)	(70,184,555)
Net assets acquired in tax-free reorganization	-	27,341,143
Net increase (decrease) in net assets from Class A share transactions	(5,043,752)	14,053,140
Class B Proceeds from shares sold	6,573,124	385,924*
Reinvestment of distributions	31,424	-*
Cost of shares redeemed	(614)	(288)*
Net increase (decrease) in net assets from Class B share transactions	6,603,934	385,636
Increase (decrease) in net assets	4,592,714	(1,133,104)
Net assets at beginning of period	120,004,927	121,138,031
Net assets at end of period (including undistributed net investment income of $1,414,137 and $1,448,616, respectively)	$ 124,597,641	$ 120,004,927
Other Information
Class A Shares outstanding at beginning of period	15,029,877	13,109,975
Shares sold	1,960,250	6,521,261
Shares issued to shareholders in reinvestment of distributions	216,013	55,496
Shares redeemed	(2,857,976)	(8,099,173)
Shares issued in tax-free reorganization	-	3,442,318
Net increase (decrease) in Portfolio shares	(681,713)	1,919,902
Shares outstanding at end of period	14,348,164	15,029,877
Class B Shares outstanding at beginning of period	48,435	-
Shares sold	861,537	48,471*
Shares issued to shareholders in reinvestment of distributions	4,470	-*
Shares redeemed	(80)	(36)*
Net increase (decrease) in Portfolio shares	865,927	48,435
Shares outstanding at end of period	914,362	48,435

* For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2003[a]	2002	2001	2000[b]	1999[b]	1998[b]
Selected Per Share Data
Net asset value, beginning of period	$ 7.96	$ 9.24	$ 14.73	$ 21.45	$ 17.00	$ 16.15
Income (loss) from investment operations: Net investment income (loss)	.10[c]	.12[c]	.05[c]	.08[c]	.07[c]	.17
Net realized and unrealized gain (loss) on investment transactions	.21	(1.36)	(3.46)	(3.90)	6.73	1.48
Total from investment operations	.31	(1.24)	(3.41)	(3.82)	6.80	1.65
Less distributions from: Net investment income	(.11)	(.04)	(.10)	-	(.20)	(.20)
Net realized gains on investment transactions	-	-	(1.98)	(2.90)	(2.15)	(.60)
Total distributions	(.11)	(.04)	(2.08)	(2.90)	(2.35)	(.80)
Net asset value, end of period	$ 8.16	$ 7.96	$ 9.24	$ 14.73	$ 21.45	$ 17.00
Total Return (%)	4.07**	(13.48)	(24.43)	(20.49)	45.71	10.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	117	120	121	179	252	213
Ratio of expenses (%)	.93*	.85	.92	.84	.94	.93
Ratio of net investment income (loss) (%)	.86d**	1.46	.44	.47	.40	.96
Portfolio turnover rate (%)	180*	190	145	87	136	90

a For the six months ended June 30, 2003 (Unaudited).
b On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c Based on average shares outstanding during the period.
d The ratio for the six months ended June 30, 2003 has not been annualized since the Portfolio believes it would not be appropriate because the Portfolio's dividend income is earned ratably throughout the fiscal year.
* Annualized ** Not annualized

Class B

	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 7.94	$ 8.98
Income (loss) from investment operations: Net investment income (loss)[c]	.09	.02
Net realized and unrealized gain (loss) on investment transactions	.22	(1.06)
Total from investment operations	.31	(1.04)
Less distributions from: Net investment income	(.09)	-
Net realized gains on investment transactions	-	-
Total distributions	(.09)	(.80)
Net asset value, end of period	$ 8.16	$ 7.94
Total Return (%)	4.05**	(11.58)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7.4
Ratio of expenses (%)	1.27*	1.11*
Ratio of net investment income (loss) (%)	.52d**	.54*
Portfolio turnover rate (%)	180*	190

a For the six months ended June 30, 2003 (Unaudited).
b For the period July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
d The ratio for the six months ended June 30, 2003 has not been annualized since the Portfolio believes it would not be appropriate because the Portfolio's dividend income is earned ratably throughout the year.
* Annualized ** Not annualized

Management Summary June 30, 2003

Scudder Money Market Portfolio

In the first half of the year, US economic activity was extremely subdued as the country and the world focused on the war with Iraq. Once the conclusion to the war became more apparent, consumer sentiment turned up, and hopes for economic recovery in the second half of 2003 or early 2004 were rekindled. In order to spur growth in the economy and minimize deflationary risks, it appeared that the Federal Reserve Board would lower its target interest rates again.

As the Fed's June meeting approached, the markets priced in a 50-basis-point cut, which we believed to be too aggressive. As a result, we built up a significant cash position and purchased both one-month securities and callable agency securities. In late June, the Fed decided to ease by 25 basis points, and the yields of all but the shortest-maturity money market securities rose sharply, enabling us to lock up higher yields for the fund. Going forward, we will continue our insistence on the highest credit quality. We also plan to maintain our conservative investment strategies.

A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

Deutsche Investment Management Americas Inc.

An investment in the Scudder Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio June 30, 2003 (Unaudited)

Scudder Money Market Portfolio

	Principal Amount ($)	Value ($)

Certificate of Deposit and Bank Notes 12.9%
Credit Agricole Indosuez, 1.29%, 4/14/2004	15,000,000	14,998,225
Barclays Bank PLC, 1.24%, 7/14/2003	15,000,000	14,999,946
Societe Generale, 0.92%, 12/23/2003	10,000,000	10,000,000
Toronto Dominion Bank, 1.33%, 3/22/2004	6,000,000	5,999,782
Toronto Dominion Bank, 1.32%, 4/15/2004	5,000,000	4,999,703
Unicredito Italiano, 0.94%, 9/24/2003	10,000,000	10,000,000
Total Certificate of Deposit and Bank Notes (Cost $60,997,656)		60,997,656

Commercial Paper 44.4%
Asset Portfolio Funding Corp., 0.95%**, 9/22/2003	10,000,000	9,978,097

BlueRidge Asset Funding Corp., 1.0%**, 7/24/2003	10,000,000	9,993,611
CC (USA), Inc., 1.26%**, 7/22/2003	4,000,000	3,997,060
CIT Group Inc., 1.06%**, 9/16/2003	5,000,000	4,988,664
CAFCO, 1.18%**, 8/13/2003	7,500,000	7,489,429
GE Capital International Funding Corp., 1.03%**, 9/12/2003	20,000,000	19,958,228
Goldman Sachs Group, Inc., 0.94%**, 11/21/2003	7,000,000	6,973,863
Goldman Sachs Group, Inc., 1.38%**, 7/23/2003	15,000,000	15,000,000
Grampian Funding LLC, 1.24%**, 7/30/2003	12,000,000	12,487,514
Greyhawk Funding LLC, 1.25%**, 7/11/2003	8,000,000	7,997,222
Jupiter Securization Corp., 1.0%**, 7/21/2003	5,000,000	4,997,222
K2 (USA) LLC, 0.92%**, 12/11/2003	10,000,000	9,958,344
K2 (USA) LLC, 1.29%**, 8/29/2003	10,000,000	9,480,071
KBC Financial Products Inc., 1.27%**, 9/3/2003	10,000,000	9,977,600
Lake Constance Funding LLC, 1.3%**, 8/26/2003	1,275,000	1,272,442
Liberty Street Funding Corp., 1.0%**, 7/18/2003	9,500,000	9,995,278
Northern Rock PLC, 1.05%**, 8/11/2003	5,000,000	4,994,021
Old Line Funding Corp., 1.07%**, 7/29/2003	1,000,000	9,991,678
	Principal Amount ($)	Value ($)

Perry Global Funding LLC, 1.05%**, 10/10/2003	16,323,000	16,279,355
RWE AG, 1.05%**, 9/26/2003	10,000,000	9,974,625
Scaldis Capital LLC, 0.96%**, 7/25/2003	10,000,000	9,993,600
Scaldis Capital LLC, 1.26%**, 11/3/2003	8,680,000	8,642,326
Spintab AB, 1.22%**, 8/1/2003	5,000,000	4,994,747
Total Commerical Paper (Cost $209,414,997)		209,414,997

Short-Term Corporate Notes 3.2%
Citigroup Inc., 5.7%, 2/6/2004	5,000,000	5,129,216
WAL-MART Stores, 4.38%, 8/1/2003	10,000,000	10,026,370
Total Short-Term Corporate Notes (Cost $15,155,586)		15,155,586

Floating Rate Notes 17.5%
American Honda Finance Corp., 1.23%*, 9/8/2003	25,000,000	25,000,000
Associates Corp. of North America, 1.22%*, 6/15/2004	5,000,000	5,000,000
Beta Finance, Inc., 1.24%*, 2/6/2004	7,500,000	7,499,774
Blue Heron Funding, 1.07%*, 5/19/2004	5,000,000	5,000,000
Morgan Stanley, 1.55%*, 7/21/2003	20,000,000	20,000,000
Nordea Bank Finland PLC, 1.19%*, 9/10/2003	20,000,000	19,998,829
Total Floating Rate Notes (Cost $82,498,603)		82,498,603

US Government Agency Obligations 4.2%
Federal Home Loan Bank, 1.23%, 7/6/2004	10,000,000	10,000,000
Federal Home Loan Mortgage Corp., 1.00%**, 11/21/2003	10,000,000	9,960,278
Total US Government Agency Obligations (Cost $19,960,278)		19,960,278

Repurchase Agreements*** 17.8%
Lehman Brothers, 1.35%, dated 6/30/03, to be repurchased at $81,003,038 on 7/1/2003	81,000,000	81,000,000
State Street Bank and Trust Co., 1.10%, dated 6/30/03, to be repurchased at $2,774,085 on 7/1/2003	2,774,000	2,774,000
Total Repurchase Agreements (Cost $83,774,000)		83,774,000
Total Investment Portfolio - 100.0% (Cost $471,801,120) (a)		471,801,120

Notes to Scudder Money Market Portfolio of Investments

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2003.
** Annualized yield at time of purchase; not a coupon rate.
*** Repurchase agreements are fully collateralized by US Treasury or Government agency securities.
(a) Cost for federal income tax purposes was $471,801,120.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at amortized cost (cost $388,027,120)	$ 388,027,120
Repurchase agreements, at value (cost $83,774,000)	83,774,000
Cash	87
Interest receivable	579,241
Other assets	6,468
Total assets	472,386,916
Liabilities
Dividends payable	109,024
Payable for Portfolio shares redeemed	3,162,666
Accrued management fee	193,694
Other accrued expenses and payables	138,426
Total liabilities	3,603,810
Net assets, at value	$ 468,783,106
Net Assets
Net assets consist of: Accumulated distributions in excess of net investment income	(6,386)
Accumulated net realized gain (loss)	58
Paid-in capital	468,789,434
Net assets, at value	$ 468,783,106
Class A Net Asset Value, offering and redemption price per share ($439,932,135 / 439,941,330 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00
Class B Net Asset Value, offering and redemption price per share ($28,850,971 / 28,850,972 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Interest	$ 3,703,742
Expenses: Management fee	1,320,772
Custodian fees	14,886
Distribution service fees (Class B)	17,756
Record keeping fees (Class B)	6,836
Auditing	39,884
Legal	15,102
Trustees' fees and expenses	8,770
Reports to shareholders	36,224
Other	31,580
Total expenses, before expense reductions	1,491,810
Expense reductions	(4,160)
Total expenses, after expense reductions	1,487,650
Net investment income	2,216,092
Net realized gain (loss) from investments	58
Net increase (decrease) in net assets resulting from operations	$ 2,216,150

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income	$ 2,216,092	$ 8,107,724
Net realized gain (loss) on investment transactions	58	2,726
Net increase (decrease) in net assets resulting from operations	2,216,150	8,110,450
Distributions to shareholders from: Net investment income Class A	(2,169,606)	(8,116,561)
Class B	(34,422)	(3,224)
Portfolio share transactions: Class A Proceeds from shares sold	144,066,900	1,680,167,086
Reinvestment of distributions	2,062,230	8,508,646
Cost of shares redeemed	(276,205,489)	(1,789,369,613)
Net increase (decrease) in net assets from Class A share transactions	(130,076,359)	(100,693,881)
Class B Proceeds from shares sold	33,283,624	3,226,564*
Reinvestment of distributions	32,741	2,368*
Cost of shares redeemed	(7,147,055)	(547,274)*
Net increase (decrease) in net assets from Class B share transactions	26,169,310	2,681,658
Increase (decrease) in net assets	(103,894,927)	(98,021,558)
Net assets at beginning of period	572,678,033	670,699,591
Net assets at end of period (including accumulated distributions in excess of net investment income of $6,386 and $18,450 at December 31, 2002)	$ 468,783,106	$ 572,678,033
Other Information
Class A Shares outstanding at beginning of period	570,017,689	670,711,571
Shares sold	144,066,900	1,680,167,085
Shares issued to shareholders in reinvestment of distributions	2,062,229	8,508,646
Shares redeemed	(276,205,488)	(1,789,369,613)
Net increase (decrease) in Portfolio shares	(130,076,359)	(100,693,882)
Shares outstanding at end of period	439,941,330	570,017,689
Class B Shares outstanding at beginning of period	2,681,662	-
Shares sold	33,283,626	3,226,568*
Shares issued to shareholders in reinvestment of distributions	32,740	2,368*
Shares redeemed	(7,147,056)	(547,274)*
Net increase (decrease) in Portfolio shares	26,169,310	2,681,662
Shares outstanding at end of period	28,850,972	2,681,662

* For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2003[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from investment operations: Net investment income	.004	.013	.037	.059	.050	.050
Total from investment operations	.004	.013	.037	.059	.050	.050
Less distributions from: Net investment income	(.004)	(.013)	(.037)	(.059)	(.050)	(.050)
Total distributions	(.004)	(.013)	(.037)	(.059)	(.050)	(.050)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return (%)	.41**	1.35	3.75	6.10	4.84	5.15
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	440	570	671	279	231	152
Ratio of expenses (%)	.55*	.54	.55	.58	.54	.54
Ratio of net investment income (%)	.85*	1.35	3.39	5.94	4.77	5.02

Class B

	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000
Income from investment operations: Net investment income	.003	.007
Total from investment operations	.003	.007
Less distributions from: Net investment income	(.003)	(.007)
Total distributions	(.003)	(.007)
Net asset value, end of period	$1.000	$ 1.000
Total Return (%)	.32**	.67**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	29	3
Ratio of expenses before expense reductions (%)	.87*	.79*
Ratio of expenses after expense reductions (%)	.87*	.64*
Ratio of net investment income (%)	.53*	1.11*

a For the six months ended June 30, 2003 (Unaudited).
b For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.
* Annualized
** Not annualized

Management Summary June 30, 2003

Scudder Small Cap Growth Portfolio

Historically, coming out of market recessions, it's the small- and mid-cap stocks that lead the way. This proved to be the case in the second quarter, as mid-cap stocks outperformed the large-cap segment.

The portfolio (Class A shares) posted a strong positive return of 17.12% for the semiannual period, though it underperformed its benchmark, the Russell 2000 Growth Index, which gained 19.33%. The portfolio's underperformance was strictly due to its underweight in the consumer discretionary sector. Consumer discretionary includes industries such as retailing and media. During the period, we began to add back to this weighting in an effort to get closer to the benchmark - we just didn't get there fast enough.

On the positive side, the portfolio's consumer staples holdings, which include food and restaurant companies, provided good returns. The portfolio also outperformed in technology thanks to stock selection and being overweight versus the benchmark. Stock selection in health care also contributed to the portfolio's outperformance relative to the benchmark. For example, Caremark Rx, a prescription benefits processor, did well during the second quarter.

In terms of positioning, we want to maintain our overweight in technology. In financial services, we plan to tactically overweight companies that we believe can benefit the most from a recovery in the equity markets. In health care, we're going to maintain an equal weighting, and, as mentioned, we're attempting to increase the consumer discretionary weighting. All in all, the fund's positive performers outnumbered the detractors.

Audrey M.T. Jones
Samuel A. Dedio
Doris R. Klug
Co-Managers
Deutsche Investment Management Americas Inc.

The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. Index returns assume reinvested dividends and capital gains and do not reflect fees or expenses; investors cannot directly access an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio June 30, 2003 (Unaudited)

Scudder Small Cap Growth Portfolio

	Shares	Value ($)

Common Stocks 91.5%
Consumer Discretionary 8.4%
Auto Components 1.3%
Keystone Automotive Industries, Inc.*	127,300	2,324,498
Hotel Restaurants & Leisure 4.4%
Shuffle Master, Inc.*	178,700	5,251,993
The Cheesecake Factory, Inc.*	78,000	2,799,420
		8,051,413
Specialty Retail 1.6%
Hancock Fabrics, Inc.	185,500	2,995,825
Textiles, Apparel & Luxury Goods 1.1%
Gildan Activewear, Inc.*	79,000	2,079,280
Consumer Staples 4.6%
Beverages 1.1%
Constellation Brands, Inc. "A"*	62,500	1,962,500
Food & Drug Retailing 3.5%
Performance Food Group Co.*	72,500	2,682,500
United Natural Foods, Inc.*	135,000	3,798,900
		6,481,400
Energy 6.1%
Energy Equipment & Services 3.8%
FMC Technologies, Inc.*	112,500	2,368,125
National-Oilwell, Inc.*	70,900	1,559,800
Unit Corp.*	150,000	3,136,500
		7,064,425
Oil & Gas 2.3%
Western Gas Resources, Inc.	52,500	2,079,000
Westport Resources Corp.*	93,000	2,115,750
		4,194,750
Financials 14.4%
Banks 7.6%
First Niagara Financial Group, Inc.	133,518	1,863,911
Investors Financial Services Corp.	149,300	4,331,193
Jefferies Group, Inc.	77,400	3,853,746
Texas Regional Bankshares, Inc. "A"	111,848	3,881,126
		13,929,976
Diversified Financials 4.1%
Affiliated Managers Group, Inc.*	62,500	3,809,375
Labranche & Co., Inc.	180,500	3,734,545
		7,543,920
Insurance 2.7%
Platinum Underwriters Holdings Ltd.	58,100	1,576,834
Triad Guaranty, Inc.*	88,800	3,369,960
		4,946,794
	Shares	Value ($)

Health Care 17.5%
Biotechnology 4.5%
Celgene Corp.*	113,800	3,459,520
Genta, Inc.*	362,600	4,829,832
		8,289,352
Health Care Equipment & Supplies 7.0%
Cytyc Corp.*	218,100	2,294,412
Edwards Lifesciences Corp.*	119,700	3,847,158
Integra LifeSciences Holdings Corp.*	128,700	3,395,106
SurModics, Inc.*	113,200	3,452,600
		12,989,276
Health Care Providers & Services 1.8%
Apria Healthcare Group, Inc.*	135,200	3,363,776
Pharmaceuticals 4.2%
NPS Pharmaceuticals, Inc.*	169,174	4,117,695
SICOR, Inc.*	174,400	3,547,296
		7,664,991
Industrials 13.0%
Airlines 4.4%
JetBlue Airways Corp.*	84,100	3,556,589
SkyWest, Inc.	239,800	4,570,588
		8,127,177
Commercial Services & Supplies 5.2%
ABM Industries, Inc.	122,100	1,880,340
Corinthian Colleges, Inc.*	75,400	3,662,178
CoStar Group, Inc.*	138,350	4,131,131
		9,673,649
Construction & Engineering 1.6%
Insituform Technologies, Inc.*	164,000	2,899,520
Road & Rail 1.8%
Heartland Express, Inc.	153,000	3,404,250
Information Technology 25.9%
Communications Equipment 7.7%
Adaptec, Inc.*	552,200	4,296,116
Foundry Networks, Inc.*	185,600	2,672,640
Harris Corp.	119,700	3,596,985
NetScreen Technologies, Inc.*	164,200	3,702,710
		14,268,451
Electronic Equipment & Instruments 4.7%
Identix, Inc.*	533,600	3,388,360
Vishay Intertechnology, Inc.*	398,600	5,261,520
		8,649,880
Semiconductor Equipment & Products 11.5%
ATMI, Inc.*	146,100	3,648,117
Exar Corp.*	298,300	4,722,089
Lam Research Corp.*	137,900	2,511,159
RF Micro Devices, Inc.*	571,400	3,439,828
Semtech Corp.*	172,000	2,449,280
Varian Semiconductor Equipment Associates, Inc.*	146,700	4,365,792
		21,136,265
	Shares	Value ($)

Software 2.0%
NetIQ Corp.*	237,096	3,665,504
Materials 1.6%
Containers & Packaging
Packaging Corp. of America*	161,900	2,983,817
Total Common Stocks (Cost $140,521,176)		168,690,689

	Shares	Value ($)

Preferred Stocks 0.1%
Convergent Networks, Inc* (c)	113,149	173,118
fusionOne* (c)	230,203	48,343
Planetweb, Inc. "E"* (c)	137,868	0
Total Preferred Stocks (Cost $3,849,990)		221,461

Cash Equivalents 8.4%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $15,463,985)	15,463,985	15,463,985
Total Investment Portfolio - 100.0% (Cost $159,835,151) (a)		184,376,135

Notes to Scudder Small Cap Growth Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $159,169,571. At June 30, 2003, net unrealized appreciation for all securities based on tax cost was $25,206,564. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $29,097,100 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,890,536.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.
Schedule of Restricted Securities
Securities	Acquisition Date	Acquisition Cost ($)	Value ($)	Value as % of Net Assets
Convergent Networks, Inc.	September 2000	1,849,986	173,118.09
fusionOne	October 2000	1,250,002	48,343.03
Planetweb, Inc. "E"	September 2000	750,002	-	-
Total Restricted Securities			221,461.12

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investment in securities, at value (cost $144,371,166)	$ 168,912,150
Investment in Scudder Cash Management QP Trust (cost $15,463,985)	15,463,985
Dividends receivable	39,393
Interest receivable	13,048
Receivable for Portfolio shares sold	78,878
Other assets	1,617
Total assets	184,509,071
Liabilities
Payable for investments purchased	12,899
Payable for Portfolio shares redeemed	369,032
Accrued management fee	102,545
Other accrued expenses and payables	38,618
Total liabilities	523,094
Net assets, at value	$ 183,985,977
Net Assets
Net assets consist of: Accumulated net investment loss	(279,223)
Net unrealized appreciation (depreciation) on investments	24,540,984
Accumulated net realized gain (loss)	(167,231,190)
Paid-in capital	326,955,406
Net assets, at value	$ 183,985,977
Class A Net Asset Value, offering and redemption price per share ($178,432,543 / 17,857,163 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.99
Class B Net Asset Value, offering and redemption price per share ($5,553,434 / 557,222 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.97

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends	$ 169,895
Interest - Scudder Cash Management QP Trust	111,010
Total Income	280,905
Expenses: Management fee	515,647
Custodian fees	4,142
Distribution service fees (Class B)	2,601
Record keeping fees (Class B)	1,021
Auditing	13,724
Legal	686
Trustees' fees and expenses	1,863
Other	3,476
Total expenses, before expense reductions	543,160
Expense reductions	(32)
Total expenses, after expense reductions	543,128
Net investment income (loss)	(262,223)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	419,567
Net unrealized appreciation (depreciation) during the period on investments	26,089,936
Net gain (loss) on investment transactions	26,509,503
Net increase (decrease) in net assets resulting from operations	$ 26,247,280

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ (262,223)	$ (458,372)
Net realized gain (loss) on investment transactions	419,567	(69,437,686)
Net unrealized appreciation (depreciation) on investment transactions during the period	26,089,936	(11,286,940)
Net increase (decrease) in net assets resulting from operations	26,247,280	(81,182,998)
Portfolio share transactions: Class A Proceeds from shares sold	23,568,202	85,291,001
Cost of shares redeemed	(25,182,131)	(81,642,175)
Net increase (decrease) in net assets from Class A share transactions	(1,613,929)	3,648,826
Class B Proceeds from shares sold	4,585,045	459,851*
Cost of shares redeemed	(7,840)	(186)*
Net increase (decrease) in net assets from Class B share transactions	4,577,205	459,665
Increase (decrease) in net assets	29,210,556	(77,074,507)
Net assets at beginning of period	154,775,421	231,849,928
Net assets at end of period (including accumulated net investment loss of $279,223 and $17,000, respectively)	$ 183,985,977	$ 154,775,421
Other Information
Class A Shares outstanding at beginning of period	18,086,694	18,115,952
Shares sold	2,575,687	7,801,504
Shares redeemed	(2,805,218)	(7,830,762)
Net increase (decrease) in Portfolio shares	(229,531)	(29,258)
Shares outstanding at end of period	17,857,163	18,086,694
Class B Shares outstanding at beginning of period	52,833	-
Shares sold	505,191	52,851*
Shares redeemed	(802)	(18)*
Net increase (decrease) in Portfolio shares	504,389	52,833
Shares outstanding at end of period	557,222	52,833

* For the period July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2003[a]	2002	2001	2000[b]	1999[b]	1998[b]
Selected Per Share Data
Net asset value, beginning of period	$ 8.53	$ 12.80	$ 21.64	$ 26.54	$ 19.71	$ 19.69
Income (loss) from investment operations: Net investment income (loss)	(.01)[c]	(.02)[c]	(.02)[c]	(.09)[c]	(.06)c	-
Net realized and unrealized gain (loss) on investment transactions	1.47	(4.25)	(6.27)	(2.01)	6.89	3.42
Total from investment operations	1.46	(4.27)	(6.29)	(2.10)	6.83	3.42
Less distributions from: Net realized gains on investment transactions	-	-	(2.52)	(2.80)	-	(3.40)
Return of capital	-	-	(.03)	-	-	-
Total distributions	-	-	(2.55)	(2.80)	-	(3.40)
Net asset value, end of period	$ 9.99	$ 8.53	$ 12.80	$ 21.64	$ 26.54	$ 19.71
Total Return (%)	17.12**	(33.36)	(28.91)	(10.71)	34.56	18.37
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	178	154	232	301	264	208
Ratio of expenses (%)	.68*	.71	.68	.72	.71	.70
Ratio of net investment income (loss) (%)	(.33)*	(.24)	(.12)	(.34)	(.30)	(.01)
Portfolio turnover rate (%)	140*	68	143	124	208	276

a For the six months ended June 30, 2003 (Unaudited).
b On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c Based on average shares outstanding during the period.
* Annualized
** Not annualized

Class B

	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 8.52	$ 9.39
Income (loss) from investment operations: Net investment income (loss)[c]	(.03)	(.02)
Net realized and unrealized gain (loss) on investment transactions	1.48	(.85)
Total from investment operations	1.45	(.87)
Net asset value, end of period	$ 9.97	$ 8.52
Total Return (%)	17.02**	(9.27)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6.5
Ratio of expenses (%)	1.04*	.96*
Ratio of net investment income (loss) (%)	(.68)*	(.39)*
Portfolio turnover rate (%)	140*	68

a For the six months ended June 30, 2003 (Unaudited).
b For the period July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized
** Not annualized

Management Summary June 30, 2003

Scudder Strategic Income Portfolio

Historically low US interest rates, good performance by emerging markets and a rally by the euro contributed to strong portfolio performance for the reporting period. Also, we added high-yield bonds to the portfolio during the period. This added to returns as the high-yield market benefited from early signs of economic recovery in the US. In this environment, the portfolio (Class A shares) returned 6.66% versus 17.24% for its benchmark, the US High Yield Master Cash Pay Only Index.

Emerging markets began the year on a strong note, partly because of Brazil. The new government's prudent fiscal and political decisions helped attract investment. Meanwhile, an environment of relatively stable oil prices helped exporters, including Russia. In the past few months, however, some of these markets faced new challenges. In Brazil, the government found it hard to get important pension-reform proposals passed into law. And, a fiscal stimulus package that Turkey expected from the International Monetary Fund was greatly reduced after the Turkish government refused to let the US use Turkey as a staging area for the invasion of Iraq.

Given this environment, and the possibility that emerging markets may become less attractive as developed-market economies recover, we are looking for opportunities to further diversify the portfolio, with investments in Venezuela, for instance. Also, as noted, we added high-yield bonds to the portfolio.

Jan C. Faller
Lead Manager

Andrew P. Cestone
Sean P. McCaffrey
Portfolio Managers
Deutsche Investment Management Americas Inc.

Brett Diment
Edwin Gutierrez
Portfolio Managers
Deutsche Asset Management Investment Services, Ltd

US High Yield Master Cash Pay Only Index tracks the performance of below investment grade US dollar-denominated corporate bonds publicly issued in the US domestic market. Index returns assume reinvested dividends and capital gains and do not reflect fees or expenses; investors cannot directly access an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio June 30, 2003 (Unaudited)

Scudder Strategic Income Portfolio

	Principal Amount ($)(c)	Value ($)

Foreign Bonds - US$ Denominated 15.6%
Banque Cent de Tunisie, 8.25%, 9/19/2027	30,000	35,400
Federative Republic of Brazil:
8.0%, 4/15/2014	270,910	239,078
10.125%, 5/15/2027	500,000	436,250
Series L, LIBOR plus .875%, 4/15/2012	250,000	187,500
Government of Jamaica, 10.625%, 6/20/2017	100,000	83,000
Ivory Coast:
Step-up Coupon, LIBOR plus ..8125%, Series YR20, 3/29/2018*	95,000	18,620
Collateralized Discount Bond, Step-up Coupon, LIBOR plus ..8125%, Series YR20, 2.0%, 3/29/2018*	600,000	112,500
Petronas Capital Ltd., 7.875%, 5/22/2022	240,000	284,697
Petronas Nasional Berhad, 7.625%, 10/15/2026	300,000	342,750
Republic of Argentina:
Series BGL4, 11.0%, 10/9/2006*	50,000	16,500
9.75%, 9/19/2027*	470,000	145,700
11.375%, 3/15/2010*	580,000	197,200
11.75%, 4/7/2009*	800,000	272,000
11.75%, 3/15/2010*	150,000	51,000
11.75%, 6/15/2015*	510,000	168,300
Republic of Bulgaria:
8.25%, 1/15/2015	980,000	1,156,400
Floating Rate Bond, LIBOR plus ..8125%, 7/28/2011	72,000	68,760
Republic of El Salvador:
Series REGS, 8.25%, 4/10/2032	70,000	68,250
8.25%, 4/10/2032	410,000	397,700
Republic of Philippines:
8.375%, 3/12/2009	120,000	127,800
9.0%, 2/15/2013	400,000	428,000
9.375%, 1/18/2017	300,000	331,560
9.875%, 1/15/2019	40,000	44,150
10.625%, 3/16/2025	250,000	290,938
Republic of Turkey:
11.0%, 1/14/2013	280,000	282,800
11.875%, 1/15/2030	280,000	289,450
12.375%, 6/15/2009	300,000	323,250
Republic of Venezuela:
9.25%, 9/15/2027	900,000	666,000
Series DL, Floating Rate Debt Conversion Bond, LIBOR plus ..875%, 12/18/2007	642,856	516,696
Russian Federation, Step-up Coupon, 5.0%, 3/31/2030	995,000	965,150
Russian Ministry of Finance: Series V, 3.0%, 5/14/2008	330,000	300,712
Series VI, 3.0%, 5/14/2006	810,000	790,155
Ukraine Government: 7.65%, 6/11/2013	250,000	248,750
11.0%, 3/15/2007	134,401	147,706
United Mexican States:
	Principal Amount ($)(c)	Value ($)

6.375%, 1/16/2013	130,000	137,800
8.0%, 9/24/2022	400,000	448,000
8.125%, 12/30/2019	300,000	342,000
11.375%, 9/15/2016	580,000	843,900
Total Foreign Bonds - US$ Denominated (Cost $11,187,843)		11,806,422

Foreign Bonds - Non US$ Denominated 33.9%
Banque Cent de Tunisie, 6.25%, 2/20/2013	EUR	300,000	358,675
Buoni Poliennali Del Tes, 4.75%, 3/15/2006	EUR	1,300,000	1,586,540
European Investment Bank, 2.125%, 9/20/2007	JPY	139,000,000	1,249,665
Federal Republic of Brazil, 11.0%, 2/4/2010	EUR	200,000	226,471
Federal Republic of Germany, 6.25%, 1/4/2024	EUR	1,030,000	1,442,692
Government of Spain, 5.15%, 7/30/2009	EUR	2,800,000	3,557,505
Hellenic Republic, 4.65%, 4/19/2007	EUR	1,635,000	2,010,603
Ivory Coast, Collateralized Discount Bond, Step-up Coupon, LIBOR plus ..8125%, Series FRF, 3/29/2018*	EUR	198,184	43,015
KFW International Finance, 1.75%, 3/23/2010	JPY	337,000,000	3,051,768
Kredit Fuer Wiederaufbau, 5.0%, 7/4/2011	EUR	1,680,000	2,108,623
Pemex Project Funding Master Trust, 6.625%, 4/4/2010	EUR	90,000	107,603
Pfandbriefstelle Ost Land Hypo, 1.6%, 2/15/2011	JPY	339,000,000	3,025,441
Province of Ontario, 1.875%, 1/25/2010	JPY	300,000,000	2,723,220
Republic of Argentina:
8.0%, 2/26/2008*	EUR	220,000	76,506
8.5%, 2/23/2005*	EUR	102,258	37,618
8.5%, 2/6/2049*	DEM	102,258	32,328
9.0%, 5/24/2005*	EUR	60,000	21,038
9.25%, 7/20/2004*	EUR	100,000	35,757
EURIBOR plus 5.1%, 12/22/2004*	EUR	200,000	62,078
Romania:
5.75%, 7/2/2010	EUR	50,000	55,971
8.5%, 5/8/2012	EUR	440,000	567,636
Ukraine Government, 10.0%, 3/15/2007	EUR	186,668	227,898
United Kingdom Treasury Bond:
7.75%, 9/8/2006	GBP	50,000	92,959

Principal Amount ($)(c)	Value ($)

8.75%, 8/25/2017	GBP	500,000	1,206,330
9.0%, 7/12/2011	GBP	785,000	1,731,645
Total Foreign Bonds - Non US$ Denominated (Cost $23,558,359)			25,639,585

Credit Linked Note 12.3%
JP Morgan HYDI - 100, 8.0%, 6/20/2008 (Cost $9,263,870)	9,000,000	9,281,250

US Treasury Obligations 29.8%
US Treasury Bond:
5.25%, 2/15/2029	825,000	898,315
6.0%, 2/15/2026	2,150,000	2,570,007
7.25%, 5/15/2016	750,000	997,442
8.5%, 2/15/2020	1,285,000	1,924,438
10.375%, 11/15/2012	3,350,000	4,462,434
11.25%, 2/15/2015	575,000	979,836
11.75%, 11/15/2014	3,500,000	5,290,743
12.75%, 11/15/2010	500,000	629,961
US Treasury Note:
1.625%, 1/31/2005	4,150,000	4,178,531
6.5%, 2/15/2010	500,000	606,582
Total US Treasury Obligations (Cost $22,016,503)		22,538,289
	Principal Amount ($)(c)	Value ($)

US Agency Obligations 6.7%
Federal Home Loan Mortgage Corp.:
2.875%, 9/15/2005	2,000,000	2,059,080
5.125%, 7/15/2012	2,700,000	2,978,764
Total US Agency Obligations (Cost $4,743,301)		5,037,844

	Shares	Value ($)

Cash Equivalents 1.7%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $1,317,814)	1,317,814	1,317,814
Total Investment Portfolio - 100.0% (Cost $72,087,690) (a)		75,621,204

Notes to Scudder Strategic Income Portfolio of Investments

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(a) The cost for federal income tax purposes was $72,121,000. At June 30, 2003, net unrealized appreciation for all securities based on tax cost was $3,500,204. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,760,205 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $260,001.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Principal amount stated in US dollars unless otherwise noted.
Currency Abbreviation
EUR	Euro	JPY	Japanese Yen
DEM	Deutsche Mark	GBP	British Pounds

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $70,769,876)	$ 74,303,390
Investment in Scudder Cash Management QP Trust (cost $1,317,814)	1,317,814
Cash	4,655
Foreign currency, at value (cost $11,408)	11,472
Receivable for investments sold	2,771,281
Interest receivable	1,114,045
Receivable for Portfolio shares sold	5,048
Unrealized appreciation on forward foreign currency exchange contracts	221,194
Other assets	557
Total assets	79,749,456
Liabilities
Payable for investments purchased	642,607
Payable for Portfolio shares redeemed	99,877
Notes payable	1,450,000
Unrealized depreciation on forward foreign currency exchange contracts	693,161
Accrued management fee	37,567
Other accrued expenses and payables	4,502
Total liabilities	2,927,714
Net assets, at value	$ 76,821,742
Net Assets
Net assets consist of: Undistributed net investment income	1,801,611
Net unrealized appreciation (depreciation) on: Investments	3,533,514
Foreign currency related transactions	(447,539)
Accumulated net realized gain (loss)	2,643,005
Paid-in capital	69,291,151
Net assets, at value	$ 76,821,742
Class A Shares
Net asset value, offering and redemption price per share ($75,475,885 / 6,462,684 shares outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 11.68
Class B Shares Net asset value, offering and redemption price per share ($1,345,857 / 115,346 shares outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.67

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends	$ 8,585
Interest	1,650,240
Interest - Scudder Cash Management QP Trust	15,082
Total Income	1,673,907
Expenses: Management fee	218,716
Custodian fees	24,764
Distribution service fees (Class B)	220
Record keeping fees (Class B)	132
Auditing	3,331
Legal	5,066
Trustees' fees and expenses	982
Reports to shareholders	4,654
Interest expense	348
Other	4,059
Total expenses, before expense reductions	262,272
Expense reductions	(263)
Total expenses, after expense reductions	262,009
Net investment income	1,411,898
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	3,204,752
Foreign currency related transactions	(543,809)
2,660,943
Net unrealized appreciation (depreciation) during the period on: Investments	193,148
Foreign currency related transactions	(12,557)
180,591
Net gain (loss) on investment transactions	2,841,534
Net increase (decrease) in net assets resulting from operations	$ 4,253,432

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income	$ 1,411,898	$ 1,679,236
Net realized gain (loss) on investment transactions	2,660,943	54,812
Net unrealized appreciation (depreciation) on investment transactions during the period	180,591	2,799,156
Net increase (decrease) in net assets resulting from operations	4,253,432	4,533,204
Distributions to shareholders from: Net investment income Class A	(853,600)	(775,880)
Net realized gains Class A	(28,838)	-
Portfolio share transactions: Class A Proceeds from shares sold	30,332,131	52,444,515
Reinvestment of distributions	882,438	775,880
Cost of shares redeemed	(18,820,198)	(18,007,287)
Net increase (decrease) in net assets from Class A share transactions	12,394,371	35,213,108
Class B* Proceeds from shares sold	1,563,938	-
Cost of shares redeemed	(208,670)	-
Net increase (decrease) in net assets from Class B share transactions	1,355,268	-
Increase (decrease) in net assets	17,120,633	38,970,432
Net assets at beginning of period	59,701,109	20,730,677
Net assets at end of period (including undistributed net investment income of $1,801,611 and $1,243,313, respectively)	$ 76,821,742	$ 59,701,109
Other Information
Class A Shares outstanding at beginning of period	5,379,967	2,018,991
Shares sold	2,669,629	4,981,682
Shares issued to shareholders in reinvestment of distributions	78,789	77,049
Shares redeemed	(1,665,701)	(1,697,755)
Net increase (decrease) in Portfolio shares	1,082,717	3,360,976
Shares outstanding at end of period	6,462,684	5,379,967
Class B* Shares outstanding at beginning of period	-	-
Shares sold	133,042	-
Shares redeemed	(17,696)	-
Net increase (decrease) in Portfolio shares	115,346	-
Shares outstanding at end of period	115,346	-

* For the period from May 1, 2003 (commencement of sales of Class B shares) to June 30, 2003.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2003[a]	2002	2001[b]	2000[c]	1999[c]	1998[c]
Selected Per Share Data
Net asset value, beginning of period	$ 11.10	$ 10.27	$ 9.86	$ 9.86	$ 11.09	$ 10.29
Income (loss) from investment operations: Net investment income	.24[d]	.45[d]	.48[d]	.51[d]	.47[d]	.24
Net realized and unrealized gain (loss) on investment transactions	.50	.68	.03	(.26)	(1.10)	.86
Total from investment operations	.74	1.13	.51	.25	(.63)	1.10
Less distributions from: Net investment income	(.15)	(.30)	(.10)	(.25)	(.40)	(.20)
Net realized gains on investment transactions	(.01)	-	-	-	(.20)	(.10)
Total distributions	(.16)	(.30)	(.10)	(.25)	(.60)	(.30)
Net asset value, end of period	$ 11.68	$ 11.10	$ 10.27	$ 9.86	$ 9.86	$ 11.09
Total Return (%)	6.66**	11.30	5.23	2.57	(5.85)	10.98
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	75	60	21	9	6	5
Ratio of expenses before expense reductions (%)	.78*	.73	.66	1.14	1.03	1.08
Ratio of expenses after expense reductions (%)	.78*	.73	.65	1.10	1.01	1.08
Ratio of net investment income (%)	4.17*	4.26	4.76	5.26	4.57	4.32
Portfolio turnover rate (%)	168*	65	27	154	212	330

a For the six months ended June 30, 2003 (Unaudited).
b As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.04, increase net realized and unrealized gains and losses per share by $.04 and decrease the ratio of net investment income to average net assets from 5.16% to 4.76%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
c On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
d Based on average shares outstanding during the period.
* Annualized ** Not annualized

Class B

2003[a]
Selected Per Share Data
Net asset value, beginning of period	$ 11.44
Income (loss) from investment operations: Net investment income[b]	.06
Net realized and unrealized gain (loss) on investment transactions	.17
Total from investment operations	.23
Net asset value, end of period	$ 11.67
Total Return (%)	2.01**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1
Ratio of expenses (%)	1.18*
Ratio of net investment income (%)	3.57*
Portfolio turnover rate (%)	168*

a For the period May 1, 2003 (commencement of sales of Class B shares) to June 30, 2003 (Unaudited).
b Based on average shares outstanding during the period.
* Annualized ** Not annualized

Management Summary June 30, 2003

Scudder Technology Growth Portfolio

Scudder Technology Growth Portfolio (Class A shares) rose 18.24% during the first half of the year, outpacing its primary benchmark, the Russell 1000 Growth Index, which returned 13.09%, though slightly lagging its secondary index, the Goldman Sachs Technology Total Return Index, which gained 21.83%. The portfolio's underperformance compared with the latter index was due to its underweight exposure to communications equipment companies, which performed strongly during the second quarter after raising extra capital to reduce their debt and beating gross margin targets through cost cutting. In addition, these stocks performed strongly based on speculation that contracts issued by the regional Bell operating companies and the federal government to upgrade voice and data infrastructure may signal the start of a recovery in the equipment area. The portfolio's performance was helped by holdings in the electronic storage industry. Overweights in eBay and Yahoo, two Internet companies, also provided a solid contribution.

Jonathan Wild
Stephen Scott
Lanette Donovan
Anne Meisner
Co-Managers
Deutsche Investment Management Americas Inc.

The Russell 1000 Growth Index is an unmanaged index composed of common stocks of larger US companies with greater-than-average growth orientation. Index returns assume reinvested dividends and capital gains and do not reflect fees or expenses; investors cannot directly access an index.

Goldman Sachs Technology Total Return Index is an unmanaged, capitalization-weighted index based on a universe of technology-related stocks. Index returns assume reinvested dividends and capital gains and do not reflect fees or expenses; investors cannot directly access an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio June 30, 2003 (Unaudited)

Scudder Technology Growth Portfolio

	Shares	Value ($)

Common Stocks 92.4%
Consumer Discretionary 8.9%
Internet & Catalog Retailing 4.4%
Amazon.com, Inc.*	67,600	2,466,724
eBay, Inc.*	64,800	6,750,864
		9,217,588
Media 4.5%
AOL Time Warner, Inc.*	588,700	9,472,183
Industrials 3.6%
Commercial Services & Supplies
Automatic Data Processing, Inc.	63,000	2,133,180
Concord EFS, Inc.*	65,500	964,160
First Data Corp.	73,900	3,062,416
Paychex, Inc.	48,800	1,430,328
		7,590,084
Information Technology 78.2%
Communications Equipment 11.4%
Brocade Communications Systems, Inc.*	53,800	316,882
Cisco Systems, Inc.*	692,400	11,556,156
Emulex Corp.*	51,500	1,172,655
Lucent Technologies, Inc.*	1,256,000	2,549,680
Motorola, Inc.	208,520	1,966,344
Nokia Oyj (ADR)	146,400	2,405,352
Nortel Networks Corp.*	399,100	1,077,570
QUALCOMM, Inc.	80,800	2,888,600
		23,933,239
Computers & Peripherals 19.7%
Dell Computer Corp.*	286,675	9,162,133
EMC Corp.*	702,800	7,358,316
Hewlett-Packard Co.	266,476	5,675,939
International Business Machines Corp.	188,800	15,576,000
Lexmark International, Inc.*	30,800	2,179,716
Sun Microsystems, Inc.*	335,288	1,542,325
		41,494,429
Electronic Equipment & Instruments 1.9%
Agilent Technologies, Inc.*	60,300	1,178,865
Jabil Circuit, Inc.*	102,000	2,254,200
Solectron Corp.*	176,200	658,988
		4,092,053
Internet Software & Services 1.5%
Yahoo!, Inc.*	96,000	3,144,960
IT Consulting & Services 5.0%
Accenture Ltd. "A"*	83,700	1,514,132
Affiliated Computer Services, Inc. "A"*	39,100	1,788,043
Computer Sciences Corp.*	125,300	4,776,436
Electronic Data Systems Corp.	47,500	1,018,875
	Shares	Value ($)

SunGard Data Systems, Inc.*	52,300	1,355,093
		10,452,579
Semiconductor Equipment & Products 19.7%
Agere Systems, Inc. "A"*	442,283	1,030,519
Agere Systems, Inc. "B"*	77,492	178,232
Altera Corp.*	137,000	2,246,800
Analog Devices, Inc.*	132,400	4,610,168
Applied Materials, Inc.*	160,020	2,537,917
ASML Holding NV *	84,300	805,908
Broadcom Corp. "A"*	86,500	2,154,715
Integrated Device Technology, Inc.*	83,200	919,360
Intel Corp.	429,300	8,922,571
KLA-Tencor Corp.*	58,600	2,724,314
Linear Technology Corp.	52,700	1,697,467
LSI Logic Corp.*	58,600	414,888
Maxim Integrated Products, Inc.	48,137	1,645,804
Microchip Technology, Inc.	38,700	948,150
Micron Technology, Inc.*	97,000	1,128,110
Novellus Systems, Inc.*	49,900	1,827,388
STMicroelectronics NV (New York shares)	93,500	1,943,865
Texas Instruments, Inc.	204,544	3,599,974
Xilinx, Inc.*	83,100	2,103,261
		41,439,411
Software 19.0%
Adobe Systems, Inc.	14,080	451,546
BEA Systems, Inc.*	269,258	2,924,142
BMC Software, Inc.*	61,800	1,009,194
Computer Associates International, Inc.	83,800	1,867,064
Electronic Arts, Inc.*	28,800	2,130,912
Intuit, Inc.*	28,177	1,254,722
Microsoft Corp.	593,146	15,190,469
Oracle Corp.*	586,200	7,046,124
Siebel Systems, Inc.*	67,800	646,812
Symantec Corp.*	42,900	1,881,594
Synopsys Ltd.*	16,300	1,008,155
TIBCO Software, Inc.*	188,700	960,483
VERITAS Software Corp.*	126,256	3,619,760
		39,990,977
Other 1.7%
iShares Goldman Technology Index Fund*	95,100	3,471,150
Total Common Stocks (Cost $194,200,787)		194,298,653

Cash Equivalents 7.6%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $15,987,284)	15,987,284	15,987,284
Total Investment Portfolio - 100.0% (Cost $210,188,071) (a)		210,285,937

Notes to Scudder Technology Growth Portfolio

* Non-income producing security.
(a) The cost for federal income tax purposes was $235,948,875. At June 30, 2003, net unrealized depreciation for all securities based on tax cost was $25,662,938. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,830,886 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $42,493,824.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
Written Options	Contracts	Expiration Date	Strike Price	Value ($)
BEA Systems, Inc.	102	7/21/2003	10	1,530
Total outstanding written options (Premiums received $4,896)				1,530

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $194,200,787)	$ 194,298,653
Investment in Scudder Cash Management QP Trust (cost $15,987,284)	15,987,284
Cash	10,000
Dividends receivable	42,362
Receivable for Portfolio shares sold	131,194
Foreign taxes recoverable	440
Other assets	4,390
Total assets	210,474,323
Liabilities
Payable for Portfolio shares redeemed	95,974
Written options at value (cost $4,896)	1,530
Accrued management fee	126,545
Other accrued expenses and payables	37,551
Total liabilities	261,600
Net assets, at value	$ 210,212,723
Net Assets
Net assets consist of: Accumulated net investment loss	$ (407,986)
Net unrealized appreciation (depreciation) on: Investments	97,866
Written options	3,366
Accumulated net realized gain (loss)	(299,731,383)
Paid-in capital	510,250,860
Net assets, at value	$ 210,212,723
Class A Net Asset Value, offering and redemption price per share ($206,428,380 / 28,964,530 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.13
Class B Net Asset Value, offering and redemption price per share ($3,784,343 / 532,689 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.10

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $3,559)	$ 299,170
Interest	203
Interest - Scudder Cash Management QP Trust	81,784
Total Income	381,157
Expenses: Management fee	708,732
Custodian and accounting fees	31,361
Distribution service fees (Class B)	1,905
Record keeping fees (Class B)	739
Auditing	15,816
Legal	3,483
Trustees' fees and expenses	2,260
Reports to shareholders	14,931
Other	7,582
Total expenses, before expense reductions	786,809
Expense reductions	(553)
Total expenses, after expense reductions	786,256
Net investment income (loss)	(405,099)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(65,123,958)
Written options	83,641
(65,040,317)
Net unrealized appreciation (depreciation) during the period on: Investments	98,045,686
Written options	3,366
98,049,052
Net gain (loss) on investment transactions	33,008,735
Net increase (decrease) in net assets resulting from operations	$ 32,603,636

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ (405,099)	$ (1,033,084)
Net realized gain (loss)	(65,040,317)	(113,177,009)
Net unrealized appreciation (depreciation) on investment transactions during the period	98,049,052	(16,385,748)
Net increase (decrease) in net assets resulting from operations	32,603,636	(130,595,841)
Distributions to shareholders from: Net investment income Class A	-	(313,166)
Portfolio share transactions: Class A Proceeds from shares sold	25,183,964	49,377,515
Reinvestment of distributions	-	313,166
Cost of shares redeemed	(69,702,063)	(50,658,633)
Net increase (decrease) in net assets from Class A share transactions	(44,518,099)	(967,952)
Class B Proceeds from shares sold	3,190,616	314,849*
Cost of shares redeemed	(24,173)	(131)*
Net increase (decrease) in net assets from Class B share transactions	3,166,443	314,718
Increase (decrease) in net assets	(8,748,020)	(131,562,241)
Net assets at beginning of period	218,960,743	350,522,984
Net assets at end of period (including accumulated net investment loss of $407,986 and $2,887, respectively)	$ 210,212,723	$ 218,960,743
Other Information
Class A Shares outstanding at beginning of period	36,318,161	37,439,839
Shares sold	3,729,470	5,869,117
Shares issued to shareholders in reinvestment of distributions	-	35,386
Shares redeemed	(11,083,101)	(7,026,181)
Net increase (decrease) in Portfolio shares	(7,353,631)	(1,121,678)
Shares outstanding at end of period	28,964,530	36,318,161
Class B Shares outstanding at beginning of period	51,379	-
Shares sold	484,636	51,400*
Shares redeemed	(3,326)	(21)*
Net increase (decrease) in Portfolio shares	481,310	51,379
Shares outstanding at end of period	532,689	51,379

* For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2003[a]	2002	2001	2000[b]	1999[b,c]
Selected Per Share Data
Net asset value, beginning of period	$ 6.02	$ 9.36	$ 13.87	$ 17.77	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[d]	(.01)	(.03)	.01	.04	.05
Net realized and unrealized gain (loss) on investment transactions	1.12	(3.30)	(4.50)	(3.84)	7.72
Total from investment operations	1.11	(3.33)	(4.49)	(3.80)	7.77
Less distributions from: Net investment income	-	(.01)	(.02)	-	-
Net realized gains on investment transactions	-	-	-	(.10)	-
Total distributions	-	(.01)	(.02)	(.10)	-
Net asset value, end of period	$ 7.13	$ 6.02	$ 9.36	$ 13.87	$ 17.77
Total Return (%)	18.44**	(35.52)	(32.39)	(21.57)	77.70e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	206	219	351	270	84
Ratio of expenses before expense reductions (%)	.83*	.80	.81	.82	1.19*
Ratio of expenses after expense reductions (%)	.83*	.80	.81	.82	.94*
Ratio of net investment income (loss) (%)	(.43)*	(.37)	.12	.21	.60*
Portfolio turnover rate (%)	48*	64	56	107	34*

a For the six months ended June 30, 2003 (Unaudited).
b On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c For the period from May 1, 1999 (commencement of operations) to December 31, 1999.
d Based on average shares outstanding during the period.
e Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Class B

	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.01	$ 6.32
Income (loss) from investment operations: Net investment income (loss)[c]	(.01)	(.02)
Net realized and unrealized gain (loss) on investment transactions	1.10	(.29)
Total from investment operations	1.09	(.31)
Net asset value, end of period	$ 7.10	$ 6.01
Total Return (%)	18.14**	(4.75)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4.3
Ratio of expenses (%)	1.19*	1.06*
Ratio of net investment income (loss) (%)	(.79)*	(.79)*
Portfolio turnover rate (%)	48*	64

a For the six months ended June 30, 2003 (Unaudited).
b For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized
** Not annualized

Management Summary June 30, 2003

Scudder Total Return Portfolio

The US stock market posted strong returns in the first half of 2003, thanks in part to the resolution of the war with Iraq, a $350 billion fiscal stimulus package from Congress and continued low interest rates. The stock market was led by strong performance in high beta technology, telecommunications and utility stocks. The bond market was led by strong performance in corporate bonds and mortgages. The portfolio's stock and bond portfolios both gained substantial ground in the period, with the portfolio (Class A shares) returning 9.13% versus its benchmarks, the Lehman Brothers Aggregate Bond Index, which gained 3.93%, and the Standard and Poor's 500 (S&P 500) index, which returned 11.76%.

The stock portfolio benefited from strong returns in its biotechnology and information technology stocks. As consumer confidence improved, the portfolio's overweight in consumer discretionary stocks added to returns. An underweight position in consumer staples also helped relative performance as this area lagged the overall market. The stock portfolio was held back by its energy overweight. This defensive sector lagged the market due to crude oil and natural gas price concerns, specifically, the impact of Iraqi crude oil returning to world markets and aggressive gas storage injections. While we're disappointed with the short-term performance, we like the portfolio's energy position and believe it will perform well going forward. We don't own any utility stocks because they don't reconcile well with our growth investment discipline. Our lack of such holdings hurt this period, as utility stocks were some of the market's leaders.

The income managers continued to trim Treasuries in favor of corporate bonds and mortgages. As of June 30, 2003, the portfolio's allocation was at about 60% stocks and 40% bonds. This represents a neutral posture and reflects our belief that the US economy and stock market are on the road to a gradual recovery.

J. Christopher Gagnier
Warren S. Davis
Gary W. Bartlett
Julie M. Van Cleave
Daniel R. Taylor
David Baldt
Thomas Flaherty
Timothy C. Vile
Janet Campagna
Andrew P. Cestone
Thomas J. Schmid
Jack A. Zehner
Portfolio Managers
Deutsche Investment Management Americas Inc.

The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvested dividends and capital gains and do not reflect fees or expenses; investors cannot directly access an index.

The Lehman Brothers Aggregate Bond Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvested dividends and capital gains and do not reflect fees or expenses; investors cannot directly access an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio June 30, 2003 (Unaudited)

Scudder Total Return Portfolio

	Shares	Value ($)

Common Stocks 58.5%
Consumer Discretionary 10.4%
Automobiles 0.8%
Harley-Davidson, Inc.	122,400	4,878,864
Hotel Restaurants & Leisure 1.2%
International Game Technology	49,800	5,096,034
YUM! Brands, Inc.*	105,900	3,130,404
		8,226,438
Household Durables 0.5%
Newell Rubbermaid, Inc.	120,000	3,360,000
Media 2.9%
Comcast Corp. "A"*	165,900	4,782,897
McGraw-Hill, Inc.	64,700	4,011,400
Omnicom Group, Inc.	75,800	5,434,860
Viacom, Inc. "B"*	109,239	4,769,375
		18,998,532
Multiline Retail 3.6%
Kohl's Corp.*	80,500	4,136,090
Target Corp.	240,300	9,092,952
Wal-Mart Stores, Inc.	202,600	10,873,542
		24,102,584
Specialty Retail 1.4%
Home Depot, Inc.	175,400	5,809,248
Staples, Inc.*	95,400	1,750,590
TJX Companies, Inc.	100,300	1,889,652
		9,449,490
Consumer Staples 5.2%
Beverages 1.8%
PepsiCo, Inc.	185,120	8,237,840
Coca-Cola Co.	85,000	3,944,850
		12,182,690
Food & Drug Retailing 0.6%
Walgreen Co.	131,000	3,943,100
Household Products 2.8%
Colgate-Palmolive Co.	181,900	10,541,105
Procter & Gamble Co.	90,700	8,088,626
		18,629,731
Energy 5.0%
Energy Equipment & Services 2.6%
Baker Hughes, Inc.	119,200	4,001,544
Nabors Industries Ltd.*	182,800	7,229,740
Noble Corp.*	53,300	1,828,190
Schlumberger Ltd.	92,900	4,419,253
		17,478,727
Oil & Gas 2.4%
Anadarko Petroleum Corp.	101,100	4,495,917
Burlington Resources, Inc.	77,200	4,174,204
ChevronTexaco Corp.	40,200	2,902,440
ConocoPhillips	76,800	4,208,640
		15,781,201
	Shares	Value ($)

Financials 6.4%
Banks 0.8%
Bank of America Corp.	69,100	5,460,973
Diversified Financials 4.1%
American Express Co.	170,300	7,120,233
Citigroup, Inc.	183,399	7,849,477
Fannie Mae	83,400	5,624,496
Morgan Stanley	92,200	3,941,550
State Street Corp.	67,500	2,659,500
		27,195,256
Insurance 1.5%
American International Group, Inc.	89,637	4,946,170
Marsh & McLennan Companies, Inc.	92,300	4,713,761
		9,659,931
Health Care 12.9%
Biotechnology 2.1%
Genentech, Inc.*	120,800	8,712,096
Gilead Sciences, Inc.*	88,800	4,935,504
		13,647,600
Health Care Equipment & Supplies 2.2%
Baxter International, Inc.	149,100	3,876,600
Medtronic, Inc.	161,900	7,766,343
Zimmer Holdings, Inc.*	69,700	3,139,985
		14,782,928
Health Care Providers & Services 0.9%
UnitedHealth Group, Inc.	124,600	6,261,150
Pharmaceuticals 7.7%
Abbott Laboratories	221,300	9,684,088
Eli Lilly & Co.	128,600	8,869,542
Johnson & Johnson	245,666	12,700,932
Merck & Co., Inc.	81,800	4,952,990
Pfizer, Inc.	427,775	14,608,516
		50,816,068
Industrials 4.8%
Aerospace & Defense 1.2%
United Technologies Corp.	114,800	8,131,284
Air Freight & Logistics 0.6%
FedEx Corp.	60,200	3,734,206
Commercial Services & Supplies 0.6%
Fiserv, Inc.*	117,700	4,191,297
Industrial Conglomerates 2.4%
3M Co.	23,500	3,031,030
General Electric Co.	442,700	12,696,636
		15,727,666
Information Technology 12.3%
Communications Equipment 1.4%
Cisco Systems, Inc.*	522,700	8,723,863
	Shares	Value ($)

Computers & Peripherals 2.6%
EMC Corp.*	550,000	5,758,500
International Business Machines Corp.	141,100	11,640,750
		17,399,250
Semiconductor Equipment & Products 4.2%
Applied Materials, Inc.*	428,300	6,792,838
Intel Corp.	538,500	11,192,184
Linear Technology Corp.	150,600	4,850,826
Texas Instruments, Inc.	305,600	5,378,560
		28,214,408
Software 4.1%
Electronic Arts, Inc.*	50,200	3,714,298
Microsoft Corp.	652,800	16,718,208
Microstrategy Inc.	22	783
Oracle Corp.*	356,300	4,282,726
VERITAS Software Corp.*	85,500	2,451,285
		27,167,300
Materials 0.4%
Chemicals
Ecolab, Inc.	99,400	2,544,640
Telecommunication Services 1.1%
Diversified Telecommunication Services 0.7%
Verizon Communications, Inc.	120,300	4,745,835
Wireless Telecommunication Services 0.4%
AT&T Wireless Services, Inc.*	310,400	2,548,384
Total Common Stocks (Cost $368,124,950)		387,983,396

Warrants 0.0%
MircoStrategy, Inc.* (Cost $0)	96	19

Convertible Preferred Stocks 0.0%
Hercules Trust II (Cost $33,738)	55	35,163

	Principal Amount ($)	Value ($)

Convertible Bonds 0.0%
DIMON, Inc., 6.25%, 3/31/2007 (c)	50,000	46,500
MicroStrategy, Inc., Series A, 7.5%, 6/24/2007	41	48
Nortel Networks Corp., 4.25%, 9/1/2008	50,000	42,250
Parker Drilling Co., 5.5%, 8/1/2004	75,000	75,000
Total Convertible Bonds (Cost $160,622)		163,798

Corporate Bonds 9.8%
Consumer Discretionary 1.5%
American Achieve Corp., 11.625%, 1/1/2007	50,000	53,500
	Principal Amount ($)	Value ($)

Ameristar Casino, Inc., 10.75%, 2/15/2009	50,000	56,688
AOL Time Warner, Inc.:
6.125%, 4/15/2006	630,000	688,871
6.75%, 4/15/2011	760,000	865,289
Boca Resorts, Inc., 9.875%, 4/15/2009	85,000	91,588
Buffets, Inc., 11.25%, 7/15/2010	50,000	49,500
Central Garden & Pet Co., 9.125%, 2/1/2013	50,000	53,250
Choctaw Resort Development Enterprises, 9.25%, 4/1/2009	70,000	75,513
Chumash Casino & Resort Enterprise, 9.0%, 7/15/2010	50,000	54,000
Circus & Eldorado, 10.125%, 3/1/2012	50,000	49,125
Comcast Cable Communications:
6.375%, 1/30/2006	650,000	709,307
6.75%, 1/30/2011	1,055,000	1,211,004
6.875%, 6/15/2009	425,000	491,357
Comcast Corp., 7.05%, 3/15/2033	690,000	766,347
CSC Holdings, Inc., 7.875%, 12/15/2007	65,000	66,463
Dex Media East LLC/ Financial, 12.125%, 11/15/2012	60,000	70,950
DIMON, Inc., Series B, 9.625%, 10/15/2011	165,000	181,500
EchoStar Communications Corp., 9.375%, 2/1/2009	80,000	85,300
Eldorado Resorts LLC, 10.5%, 8/15/2006	50,000	51,000
Finlay Fine Jewelry Corp., 8.375%, 5/1/2008	50,000	51,750
General Motors Corp.:
8.25%, 7/15/2023	755,000	754,530
8.375%, 7/15/2033	1,105,000	1,084,116
Herbst Gaming, Inc., 10.75%, 9/1/2008	105,000	115,763
Hines Horticulture, Inc., Series B, 12.75%, 10/15/2005	55,000	57,750
International Game Technology, 8.375%, 5/15/2009	110,000	134,949
Intrawest Corp., 10.5%, 2/1/2010	50,000	53,750
Jacobs Entertainment Co., 11.875%, 2/1/2009	50,000	53,188
Jacuzzi Brands, Inc., 9.625%, 7/1/2010	50,000	50,000
Laidlaw International, Inc., 10.75%, 6/15/2011	50,000	52,500
MGM Mirage, Inc., 9.75%, 6/1/2007	115,000	130,525
Park Place Entertainment Corp.:
8.875%, 9/15/2008	435,000	479,588
9.375%, 2/15/2007	120,000	132,900
PRIMEDIA, Inc., 7.625%, 4/1/2008	50,000	50,500
Remington Arms Co., 10.5%, 2/1/2011	50,000	52,250
Schuler Homes, Inc.:
9.375%, 7/15/2009	160,000	180,800
10.5%, 7/15/2011	50,000	57,500
Scientific Games Corp., 12.5%, 8/15/2010	50,000	57,500
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012	50,000	52,875
8.0%, 3/15/2012	70,000	74,725
8.75%, 12/15/2011	50,000	54,875
	Principal Amount ($)	Value ($)

Six Flags, Inc., 8.875%, 2/1/2010	60,000	57,600
Sonic Automotive, Inc., 11.0%, 8/1/2008	65,000	68,900
Starwood Hotels, 7.875%, 5/1/2012	50,000	54,750
Transwestern Publishing, Series F, 9.625%, 11/15/2007	70,000	72,975
Unisys Corp., 6.875%, 3/15/2010	50,000	52,000
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	60,000	60,375
Worldspan LP/ WS Finance Corp., 9.625%, 6/15/2011	50,000	51,500
		9,820,986
Consumer Staples 0.0%
Agrilink Foods, Inc., 11.875%, 11/1/2008	60,000	64,650
Elizabeth Arden, Inc., Series B, 11.75%, 2/1/2011	65,000	72,475
Stater Brothers Holdings, Inc., 10.75%, 8/15/2006	60,000	63,150
Swift & Co., 10.125%, 10/1/2009	50,000	52,000
		252,275
Energy 0.5%
Avista Corp., 9.75%, 6/1/2008	225,000	261,000
Chesapeake Energy Corp., 8.125%, 4/1/2011	50,000	53,875
Citgo Petroleum Corp., 11.375%, 2/1/2011	145,000	161,675
Houston Exploration Co., 7.0%, 6/15/2013	50,000	51,625
Newpark Resources, Inc., 8.625%, 12/15/2007	50,000	51,250
Panhandle Eastern Pipe Line, 7.95%, 3/15/2023	80,000	82,800
Parker Drilling Co., Series B, 10.125%, 11/15/2009	60,000	64,800
Pedernales Electric Cooperative, Series 02-A, 6.202%, 11/15/2032	2,090,000	2,253,208
Pioneer Natural Resources Co.:
7.5%, 4/15/2012	50,000	57,261
9.625%, 4/1/2010	50,000	61,994
Southern Natural Gas, 8.875%, 3/15/2010	50,000	54,500
Stone Energy Corp., 8.75%, 9/15/2007	50,000	51,875
Trico Marine Services, 8.875%, 5/15/2012	50,000	43,000
Westar Energy, Inc., 7.875%, 5/1/2007	60,000	67,050
Westport Resources Corp., 8.25%, 11/1/2011	115,000	125,925
Williams Cos., Inc., 8.625%, 6/1/2010	50,000	52,250
		3,494,088
Financials 4.0%
Ahold Finance USA, Inc., 6.25%, 5/1/2009	80,000	74,600
American International Group, Inc., 4.25%, 5/15/2013	1,930,000	1,926,061
Americredit Corp., 9.875%, 4/15/2006	55,000	53,900
Arch Western Finance, 6.75%, 7/1/2013	50,000	51,250
ASIF Global Finance, 4.9%, 1/17/2013	2,455,000	2,556,492
CBRE Escrow, Inc., 9.75%, 5/15/2010	50,000	52,563
	Principal Amount ($)	Value ($)

Citigroup, Inc., 6.875%, 2/15/2098	2,755,000	3,302,653
Farmers Exchange Capital, 7.2%, 7/15/2048	50,000	41,228
Ford Motor Credit Co., 6.875%, 2/1/2006	1,194,000	1,266,356
General Electric Capital Corp., 5.45%, 1/15/2013	770,000	834,019
General Motors Acceptance Corp., 4.5%, 7/15/2006	4,600,000	4,623,037
Household Finance Corp., 6.5%, 1/24/2006	1,765,000	1,957,639
LaBranche & Co., Inc., 12.0%, 3/2/2007	110,000	125,400
LNR Property Corp., 7.625%, 7/15/2013	50,000	50,572
New York Life Insurance Co., 5.875%, 5/15/2033	1,085,000	1,138,690
Ohio National Financial Services, 6.35%, 4/1/2013	1,075,000	1,137,594
PEI Holdings, Inc., 11.0%, 3/15/2010	50,000	55,125
PNC Funding Corp., 5.75%, 8/1/2006	1,550,000	1,710,185
Prudential Financial, Inc., 5.75%, 7/15/2033	1,960,000	1,942,360
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	50,000	58,250
Thornburg Mortgage, Inc., 8.0%, 5/15/2013	70,000	71,400
Verizon Global Funding Corp., 7.25%, 12/1/2010	2,290,000	2,750,141
Wachovia Corp., 7.5%, 7/15/2006	275,000	318,210
Wells Fargo & Co., 7.55%, 6/21/2010	625,000	770,454
		26,868,179
Health Care 0.5%
AmerisourceBergen Corp., 7.25%, 11/15/2012	75,000	81,375
Health Care Service Corp., 7.75%, 6/15/2011	2,695,000	3,214,079
Tenet Healthcare Corp.:
6.375%, 12/1/2011	85,000	78,625
7.375%, 2/1/2013	60,000	57,900
		3,431,979
Industrials 1.0%
Allied Waste North America, Inc.:
Series B, 8.5%, 12/1/2008	155,000	166,625
Series B, 10.0%, 8/1/2009	150,000	159,375
AutoNation, Inc., 9.0%, 8/1/2008	105,000	116,550
Avondale Mills, Inc., 10.25%, 7/1/2013	60,000	60,000
Corrections Corp. of America, 9.875%, 5/1/2009	50,000	55,813
CP Ships Ltd., 10.375%, 7/15/2012	55,000	61,394
Dana Corp.:
7.0%, 3/1/2029	50,000	43,563
10.125%, 3/15/2010	75,000	82,688
Day International Group, Inc., 11.125%, 6/1/2005	50,000	50,500
Delta Airlines, Series 2002-1, 6.718%, 1/2/2023	627,241	679,712
Esterline Technologies, 7.75%, 6/15/2013	50,000	51,250
Flextronics International Ltd., 6.5%, 5/15/2013	100,000	96,250
Golden State Petroleum Transportation, 8.04%, 2/1/2019	50,000	48,127
	Principal Amount ($)	Value ($)

Hercules, Inc., 11.125%, 11/15/2007	145,000	168,925
Hornbeck Offshore Services, Inc., 10.625%, 8/1/2008	50,000	55,125
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011	50,000	56,500
Kansas City Southern, 9.5%, 10/1/2008	90,000	100,013
Metaldyne Corp., 11.0%, 6/15/2012	50,000	41,500
Millennium America, Inc.:
7.0%, 11/15/2006	210,000	212,100
9.25%, 6/15/2008	60,000	64,500
Mobile Mini, Inc., 9.5%, 7/1/2013	50,000	51,750
Plainwell, Inc., Series B, 11.0%, 3/1/2008*	1,020,000	20,400
Raytheon Co., 8.2%, 3/1/2006	425,000	490,348
Systems 2001 Asset Trust LLC "G", Series 2001, 6.664%, 9/15/2013	2,763,903	3,111,549
Tech Olympic USA, Inc., 10.375%, 7/1/2012	50,000	53,250
Xerox Corp., 9.75%, 1/15/2009	135,000	151,875
		6,249,682
Information Technology 0.0%
Titan Corp., 8.0%, 5/15/2011	50,000	53,000
Materials 0.6%
Abitibi-Consolidated Finance, 7.875%, 8/1/2009	50,000	55,500
ARCO Chemical Co.:
9.8%, 2/1/2020	75,000	66,000
10.25%, 11/1/2010	55,000	52,800
Caraustar Industries, Inc., 9.875%, 4/1/2011	65,000	69,225
Cascades, Inc., 7.25%, 2/15/2013	80,000	84,200
CBD Media/CBD Finance, 8.625%, 6/1/2011	50,000	51,500
Dow Chemical Co., 7.0%, 8/15/2005	1,625,000	1,775,200
Equistar Chemical/ Funding Corp., 10.625%, 5/1/2011	50,000	51,250
Equistar Chemicals LP, 8.75%, 2/15/2009	310,000	300,700
Georgia-Pacific Corp.:
8.875%, 2/1/2010	55,000	59,675
8.875%, 5/15/2031	335,000	328,300
Louisiana Pacific Corp., 10.875%, 11/15/2008	50,000	57,000
Owens-Brockway Glass Container, 8.25%, 5/15/2013	65,000	67,925
Texas Industries, Inc., 10.25%, 6/15/2011	55,000	57,475
Toll Corp.:
8.0%, 5/1/2009	50,000	53,563
8.25%, 2/1/2011	70,000	78,050
Weyerhaeuser Co., 5.95%, 11/1/2008	625,000	699,275
		3,907,638
Telecommunication Services 0.2%
Nextel Communications, Inc., 9.5%, 2/1/2011	110,000	121,825
Qwest Services Corp., 5.625%, 11/15/2008	170,000	163,200
Shaw Communications, Inc., 8.25%, 4/11/2010	60,000	66,750
Sprint Capital Corp., 8.375%, 3/15/2012	65,000	77,826
	Principal Amount ($)	Value ($)

Telecomunicaciones de Puerto Rico, Inc., 6.65%, 5/15/2006	910,000	1,006,619
		1,436,220
Utilities 1.5%
AEP Texas Central Co., 5.5%, 2/15/2013	1,235,000	1,317,566
Alabama Power Co., 7.125%, 8/15/2004	800,000	851,420
American Electric Power, 6.125%, 5/15/2006	940,000	1,030,383
CMS Energy Corp., 7.5%, 1/15/2009	205,000	202,694
Consumers Energy Co., 4.0%, 5/15/2010	1,245,000	1,240,997
El Paso Production Holding Corp., 7.75%, 6/1/2013	65,000	64,838
PG&E Corp., 6.875%, 7/15/2008	50,000	51,875
Progress Energy, Inc., 6.75%, 3/1/2006	2,550,000	2,833,986
Reliant Resources, Inc., 9.25%, 7/15/2010	50,000	50,532
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010	85,000	85,000
Western Resources, Inc., 9.75%, 5/1/2007	75,000	84,000
Xcel Energy, Inc., 7.0%, 12/1/2010	1,780,000	2,035,715
		9,849,006
Total Corporate Bonds (Cost $62,015,245)		65,363,053

Asset Backed 3.9%
Automobile Receivables 1.2%
Household Automotive Trust "A4", Series 2002-1, 4.39%, 5/18/2009	2,890,000	3,042,981
MMCA Automobile Trust:
"A4", Series 2002-4, 3.05%, 11/16/2009	700,000	715,761
"B", Series 2002-1, 5.37%, 1/15/2010	2,487,446	2,521,164
WFS Financial Owner Trust "A4", Series 2002-2, 4.5%, 2/20/2010	1,590,000	1,672,412
		7,952,318
Home Equity Loans 0.4%
Residential Asset Securities Corp. "AI6", Series 2000-KS1, 7.905%, 2/25/2031	2,345,300	2,541,619
Manufactured Housing Receivables 0.2%
Conseco Finance Securitizations Corp. "A4", Series 2001-1, 6.21%, 7/1/2032	1,290,000	1,321,805
Miscellaneous 2.1%
Americredit Automobile Receivables Trust, 4.23%, 10/6/2006	2,385,000	2,461,708
Detroit Edison Securitization Funding LLC "A6", Series 2001-1, 6.62%, 3/1/2016	2,990,000	3,562,169
Federal Home Loan Mortgage Corp. "3A", Series T-41, 7.5%, 7/25/2032	1,200,527	1,338,963
Northwest Airlines "G", Series 1999-3, 7.935%, 10/1/2020	893,019	959,797
	Principal Amount ($)	Value ($)

PSE&G Transition Funding LLC:
"A7", Series 2001-1, 6.75%, 6/15/2016	2,300,000	2,759,235
"A8", Series 2001-1, 6.89%, 12/15/2017	380,000	462,475
US Airways Aircraft Certificate Owner Trust, Series 2003-1A, 5.551%, 3/20/2012	2,385,000	2,499,480
		14,043,827
Total Asset Backed (Cost $24,539,748)		25,859,569

Foreign Bonds - US$ Denominated 2.1%
Arcel Finance Ltd., 5.984%, 2/1/2009	2,170,000	2,351,629
British Sky Broadcasting PLC:
6.875%, 2/23/2009	75,000	84,750
8.2%, 7/15/2009	140,000	165,900
Esprit Telecom Group PLC, 11.5%, 12/15/2007*	630,000	63
Euramax International PLC, 11.25%, 10/1/2006	50,000	51,500
Fage Dairy Industry SA, 9.0%, 2/1/2007	65,000	64,350
Federative Republic of Brazil, 8.0%, 4/15/2014	98,513	86,938
France Telecom:
7.2%, 3/1/2006	760,000	866,910
7.75%, 3/1/2011	595,000	748,846
Grupo Elektra SA de CV, 12.0%, 4/1/2008	50,000	50,250
Ing Bank NV, 5.125%, 5/1/2015	425,000	445,004
LeGrand SA, 8.5%, 2/15/2025	50,000	51,500
Luscar Coal Ltd., 9.75%, 10/15/2011	50,000	57,125
Norske Skog Canada, 8.625%, 6/15/2011	50,000	52,250
OAO Gazprom, 9.625%, 3/1/2013	50,000	55,125
Petroleos Mexicanos, 9.5%, 9/15/2027	775,000	964,875
QBE Insurance Group Ltd., 5.647%, 7/1/2023	1,330,000	1,292,169
Royal Caribbean Cruises Ltd., 7.25%, 3/15/2018	50,000	45,125
Stena AB, 8.75%, 6/15/2007	50,000	51,500
Telus Corp., 8.0%, 6/1/2011	130,000	150,150
Tembec Industries, Inc.:
8.5%, 2/1/2011	55,000	54,450
8.625%, 6/30/2009	50,000	49,375
TFM SA de CV:
10.25%, 6/15/2007	120,000	122,700
12.5%, 6/15/2012	50,000	54,000
Step-up Coupon, 11.75%, 6/15/2009	50,000	51,000
Tyco International Group SA:
5.8%, 8/1/2006	1,375,000	1,419,688
6.125%, 1/15/2009	205,000	213,200
6.375%, 2/15/2006	1,270,000	1,323,975
6.375%, 10/15/2011	235,000	247,925
Ukraine Government, 7.65%, 6/11/2013	50,000	49,750
United Mexican States, 6.375%, 1/16/2013	410,000	434,600
Vicap SA, 11.375%, 5/15/2007	75,000	67,500
	Principal Amount ($)	Value ($)

Vivendi Universal SA, 9.25%, 4/15/2010	140,000	159,250
WMC Finance USA, 5.125%, 5/15/2013	2,075,000	2,142,213
Total Foreign Bonds - US$ Denominated (Cost $14,030,908)		14,025,585

US Treasury Obligations 6.7%
US Treasury Bond:
5.375%, 2/15/2031	65,000	73,194
6.0%, 2/15/2026	6,145,000	7,345,438
US Treasury Note:
1.625%, 4/30/2005	21,744,000	21,886,684
2.125%, 10/31/2004	671,000	679,938
5.0%, 8/15/2011	248,000	278,186
6.125%, 8/15/2007	11,768,000	13,612,728
US Treasury STRIP:
Principal only, 3.88%**, 5/15/2013	120,000	82,115
Principal only, 5.12%**, 8/15/2026	1,140,000	359,011
Total US Treasury Obligations (Cost $43,246,631)		44,317,294

US Government Agency Pass-Thrus 4.6%
Federal Home Loan Mortgage Corp., 5.0%, 7/1/2033	1,220,000	1,239,444
Federal National Mortgage Association:
4.5%, 7/1/2018 (e)	2,560,000	2,611,200
5.0%, 6/1/2018	1,469,055	1,519,340
5.0%, 6/1/2023	1,220,000	1,247,450
5.0%, 7/1/2023 (c)	730,000	746,881
5.0%, 7/1/2033 (c)	3,790,000	3,850,405
5.5%, 3/1/2018	1,348,664	1,400,981
5.5%, 3/1/2018	1,906,538	1,980,524
5.5%, 7/1/2033 (c)	3,070,000	3,172,655
5.946%, 2/1/2012	4,107,121	4,679,551
6.0%, 11/1/2017	1,742,936	1,822,388
6.37%, 1/1/2008	3,000,000	3,393,933
6.5%, 5/1/2017	400,376	422,372
6.5%, 5/1/2017	490,600	517,554
6.5%, 8/1/2032	1,266,985	1,321,253
8.0%, 9/1/2015	595,861	639,489
Total US Government Agency Pass-Thrus (Cost $29,839,244)		30,565,420

Collateralized Mortgage Obligations 8.4%
Bank of America Mortgage Securities, Series 1A34, 5.5%, 9/25/2032	1,445,182	1,452,720
CountryWide Home Loans, Series 2002-27, 5.5%, 12/25/2032	2,430,000	2,493,294
Federal Home Loan Mortgage Corp.:
"WM", Series 2391, 5.25%, 10/15/2019	2,032,852	2,032,764
"DB", Series 2483, 5.5%, 9/15/2012	2,370,000	2,390,145
"PE", Series 2512, 5.5%, 2/15/2022	420,000	453,151
"BD", Series 2453, 6.0%, 5/15/2017	2,250,000	2,391,162
	Principal Amount ($)	Value ($)

"D", Series 2281, 6.0%, 3/15/2027	821,675	824,479
"DA", Series 2444, 6.5%, 2/15/2030	462,026	467,952
Federal National Mortgage Association:
"PU", Series 2003-33, 4.5%, 5/25/2033	2,026,842	2,086,995
"A2", Series 2002-60, 4.75%, 2/25/2044	600,000	623,333
"PE", Series 2002-3, 5.5%, 8/25/2015	4,690,000	4,879,538
"PM", Series 2002-21, 5.5%, 11/25/2022	423,865	423,661
"LN", Series 2001-56, 5.75%, 7/25/2026	941,351	941,331
"PA", Series 2001-48, 6.0%, 9/25/2013	247,695	247,680
"QN", Series 2001-51, 6.0%, 10/25/2016	3,110,000	3,320,936
"VD", Series 2002-56, 6.0%, 4/25/2020	560,000	581,439
"PY", Series 2002-31, 6.0% with various maturities until 11/25/2021	11,500,000	11,934,419
"B", Series 1999-32, 6.0%, 7/25/2029	900,000	933,852
"AN", Series 2000-27, 6.0%, 8/25/2030	605,000	621,712
"QN", Series 2001-38, 6.25%, 2/25/2027	471,755	472,065
"HM", Series 2002-36, 6.5%, 12/25/2029	548,201	562,938
Federal National Mortgage Association Whole Loan:
"A2", Series 2002-W10, 4.7%, 8/25/2042	790,000	821,108
Series 2003-W10, 3.056%, 7/25/2037	1,250,000	1,261,914
"A2", Series 2002-W9, 4.7%, 8/25/2042	790,000	816,639
"A5", Series 2002-W4, 7.5%, 5/25/2042	1,267,785	1,414,770
"2A", Series 2002-W6, 7.5%, 6/25/2042	3,093,862	3,452,558
Master Asset Securitization Trust, Series 2003-6, 5.5%, 7/25/2033	2,465,000	2,511,219
Norwest Asset Securities Corp., Series 1999-26, 7.25%, 12/25/2029	557,216	558,513
Structured Asset Securities Corp., Series 2003-1, 6.0%, 2/25/2018	262,934	271,361
	Principal Amount ($)	Value ($)

Wells Fargo Mortgage Backed Securities Trust:
"1A1", Series 2003-6, 5.0%, 6/25/2018	3,019,660	3,154,171
"2A2", Series 2002-4, 6.5%, 2/25/2032	1,579,430	1,580,758
Total Collateralized Mortgage Obligations (Cost $54,912,910)		55,978,577

Municipal Investments 2.0%
Broward County, Airport Revenue, Airport Systems Revenue, Series J-2, 6.13%, 10/1/2007	1,000,000	1,133,870
Illinois, Higher Education Revenue, Educational Facilities Authority, Series C, 7.1%, 7/1/2012 (d)	1,000,000	1,217,210
Mashantucket, CT, Special Assessment Revenue, Western Pequot Tribe Special Revenue, Series A, 6.57%, 9/1/2013 (d)	1,285,000	1,487,580
New York, State GO, Environmental Facilities Corp., Series B, 4.95%, 1/1/2013 (d)	1,895,000	1,994,791
Ohio, Sales & Special Tax Revenue, 7.6%, 10/1/2016 (d)	1,000,000	1,166,620
Oregon, Higher Education Revenue, Community College District, Series A, Zero Coupon, 6/30/2023 (d)	3,685,000	1,198,620
Passaic County, County GO, 5.0%, 2/15/2017 (d)	1,735,000	1,792,151
Union County, Student Loans Revenue, Improvement Authority Revenue, 5.29%, 4/1/2018 (d)	1,185,000	1,250,933
Washington, Industrial Development Revenue, 3.5%, 10/1/2010 (d)	1,840,000	1,827,470
Total Municipal Investments (Cost $12,458,891)		13,069,245

	Shares	Value ($)

Cash Equivalents 4.0%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $26,649,962)	26,649,962	26,649,962
Total Investment Portfolio - 100.0% (Cost $636,012,849) (a)		664,011,081

Notes to Scudder Total Return Portfolio of Investments

* Non-income producing security.
** Bond equivalent yield to maturity; not a coupon rate.
(a) The cost for federal income tax purposes was $647,502,369. At June 30, 2003, net unrealized appreciation for all securities based on tax cost was $16,508,712. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $52,643,715 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $36,135,003.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) When-issued or forward delivery securities (see Notes to Financial Statements).
(d) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
Capital Guaranty
FGIC	Financial Guaranty Insurance Company

(e) Mortgage dollar roll included.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $609,362,887)	$ 637,361,119
Investment in Scudder Cash Management QP Trust, (cost $26,649,962)	26,649,962
Receivable for investments sold	19,643,811
Dividends receivable	215,606
Interest receivable	2,325,697
Receivable for Portfolio shares sold	150,452
Foreign taxes recoverable	3,527
Other assets	7,250
Total assets	686,357,424
Liabilities
Due to custodian bank	1,275,370
Payable for investments purchased	13,921,980
Payable for investments purchased - mortgage dollar rolls	2,635,520
Payable for when-issued securities	10,164,967
Payable for Portfolio shares redeemed	569,113
Deferred dollar roll income	4,023
Accrued management fee	315,583
Other accrued expenses and payables	46,841
Total liabilities	28,933,397
Net assets, at value	$ 657,424,027
Net Assets
Net assets consist of: Undistributed net investment income	4,060,344
Net unrealized appreciation (depreciation) on: Investments	27,998,232
Foreign currency related transactions	452
Accumulated net realized gain (loss)	(118,719,889)
Paid-in capital	744,084,888
Net assets, at value	$ 657,424,027
Class A Net Asset Value, offering and redemption price per share ($648,036,690 / 32,891,846 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 19.70
Class B Net Asset Value, offering and redemption price per share ($9,387,337 / 476,249 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 19.71

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends	$ 2,076,662
Interest	5,400,034
Interest - Scudder Cash Management QP Trust	154,193
Total Income	7,630,889
Expenses: Management fee	1,734,465
Custodian	16,705
Distribution service fees (Class B)	4,819
Record keeping fees (Class B)	1,779
Auditing	53,097
Legal	1,415
Trustees' fees and expenses	5,335
Reports to shareholders	2,787
Other	18,506
Total expenses, before expense reductions	1,838,908
Expense reductions	(385)
Total expenses, after expense reductions	1,838,523
Net investment income (loss)	5,792,366
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(10,806,930)
Foreign currency related transactions	1,227
(10,805,703)
Net unrealized appreciation (depreciation) during the period on: Investments	60,757,542
Foreign currency related transactions	(979)
60,756,563
Net gain (loss) on investment transactions	49,950,860
Net increase (decrease) in net assets resulting from operations	$ 55,743,226

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ 5,792,366	$ 17,568,380
Net realized gain (loss) on investment transactions	(10,805,703)	(42,359,095)
Net unrealized appreciation (depreciation) on investment and foreign currency transactions during the period	60,756,563	(103,336,856)
Net increase (decrease) in net assets resulting from operations	55,743,226	(128,127,571)
Distributions to shareholders from: Net investment income Class A	(19,941,338)	(21,620,590)
Class B	(91,069)	-
Portfolio share transactions: Class A Proceeds from shares sold	6,299,472	33,792,802
Reinvestment of distributions	19,941,338	21,620,590
Cost of shares redeemed	(53,743,283)	(126,556,428)
Net increase (decrease) in net assets from Class A share transactions	(27,502,473)	(71,143,036)
Class B Proceeds from shares sold	8,340,843	824,035*
Reinvestment of distributions	91,069	-*
Cost of shares redeemed	(152,395)	(9,195)*
Net increase (decrease) in net assets from Class B share transactions	8,279,517	814,840
Increase (decrease) in net assets	16,487,863	(220,076,357)
Net assets at beginning of period	640,936,164	861,012,521
Net assets at end of period (including undistributed net investment income of $4,060,344 and $18,300,385, respectively)	$ 657,424,027	$ 640,936,164
Other Information
Class A Shares outstanding at beginning of period	34,306,666	38,151,295
Shares sold	331,413	1,590,630
Shares issued to shareholders in reinvestment of distributions	1,101,123	987,692
Shares redeemed	(2,847,356)	(6,422,951)
Net increase (decrease) in Portfolio shares	(1,414,820)	(3,844,629)
Shares outstanding at end of period	32,891,846	34,306,666
Class B Shares outstanding at beginning of period	43,090	-
Shares sold	436,564	43,573*
Shares issued to shareholders in reinvestment of distributions	5,023	-*
Shares redeemed	(8,428)	(483)*
Net increase (decrease) in Portfolio shares	433,159	43,090
Shares outstanding at end of period	476,249	43,090

* For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2003[a]	2002	2001[b]	2000[c]	1999[c]	1998[c]
Selected Per Share Data
Net asset value, beginning of period	$ 18.66	$ 22.57	$ 25.91	$ 28.82	$ 27.35	$ 28.22
Income (loss) from investment operations: Net investment income (loss)	.17[d]	.47[d]	.61[d]	.74[d]	.84[d]	.86
Net realized and unrealized gain (loss) on investment transactions	1.48	(3.81)	(2.20)	(1.40)	3.03	3.17
Total from investment operations	1.65	(3.34)	(1.59)	(.66)	3.87	4.03
Less distributions from: Net investment income	(.61)	(.57)	(.80)	(.90)	(.90)	(.90)
Net realized gains on investment transactions	-	-	(.95)	(1.35)	(1.50)	(4.00)
Total distributions	(.61)	(.57)	(1.75)	(2.25)	(2.40)	(4.90)
Net asset value, end of period	$ 19.70	$ 18.66	$ 22.57	$ 25.91	$ 28.82	$ 27.35
Total Return (%)	9.13**	(15.17)	(6.09)	(2.63)	14.81	15.14
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	648	640	861	851	952	865
Ratio of expenses (%)	.58*	.58	.58	.61	.61	.60
Ratio of net investment income (loss) (%)	1.84*	2.32	2.63	2.75	3.12	3.33
Portfolio turnover rate (%)	111e*	140	115	107	80	81

a For the six months ended June 30, 2003 (Unaudited).
b As required, effective January 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 were included as interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.03, increase net realized and unrealized gains and losses per share by $.03 and decrease the ratio of net investment income to average net assets from 2.76% to 2.63%. Per share, ratios and supplemental data for periods prior to January 1, 2001 were not restated to reflect this change in presentation.
c On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
d Based on average shares outstanding during the period.
e The portfolio turnover rate including mortgage dollar roll transactions was 119% for the six months ended June 30, 2003.
* Annualized ** Not annualized

Class B

Years Ended December 31,	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 18.64	$ 19.46
Income (loss) from investment operations: Net investment income (loss)[c]	.14	.18
Net realized and unrealized gain (loss) on investment transactions	1.49	(1.00)
Total from investment operations	1.63	(.82)
Less distributions from: Net investment income	(.56)	-
Net asset value, end of period	$ 19.71	$ 18.64
Total Return (%)	8.98**	(4.21)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9.8
Ratio of expenses (%)	.92*	.86*
Ratio of net investment income (loss) (%)	1.50*	1.96*
Portfolio turnover rate (%)	111d*	140

a For the six months ended June 30, 2003 (Unaudited).
b For the period July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
d The portfolio turnover rate including mortgage dollar roll transactions was 119% for the six months ended June 30, 2003.
* Annualized ** Not annualized

Management Summary June 30, 2003

SVS Davis Venture Value Portfolio

For the six months ending June 30, 2003, the SVS Davis Venture Value Portfolio (Class A shares) returned 11.58%, in line with its benchmark, the Russell 1000 Value Index, which returned 11.57%.

In regards to allocation by sector, the portfolio maintained significant weightings at quarter end in financials, consumer staples, consumer discretionary and industrials. American Express, Wells Fargo, Citigroup, Altria Group, Costco Wholesale and Tyco were among the larger holdings in the portfolio, all of which contributed to performance during the first half of 2003.

American International Group (AIG) slightly detracted from performance during the period. AIG's shares declined on an unanticipated increase in reserves early in the year. We believed that the "extraordinary reserve adjustment" was the result of exceptional loss experience as opposed to mismanagement and that AIG's management had taken appropriate action by raising rates in the relevant product areas. During the first quarter, we took advantage of this decline to add to our position and were rewarded as AIG's shares were up in the second quarter.

Regarding our outlook, we anticipate that the US stock market will remain in a trading range for a number of years and believe that stock selection will be the key to generating above-average performance. We feel confident that the businesses we have chosen for the portfolio have the ability to grow shareholder value over time, given their strong balance sheets, competitive business models and above-average management teams.

Christopher C. Davis
Kenneth Charles Feinberg
Co-Managers
Davis Selected Advisors, L.P., Subadvisor to the Portfolio

In this report Davis Selected Advisors makes candid statements and observations regarding economic and market conditions; however, there is no guarantee that these statements, opinions or forecasts will prove to be correct. All investments involve some degree of risk, and there can be no assurance that the investment strategies will be successful. Market values will vary so that an investor may experience a gain or a loss.

Russell 1000 Value Index is an unmanaged index, which consists of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted-growth values. Index returns assume reinvested dividends and capital gains and do not reflect fees or expenses; investors cannot directly access an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio June 30, 2003 (Unaudited)

SVS Davis Venture Value Portfolio

	Shares	Value ($)

Common Stocks 94.2%
Consumer Discretionary 6.5%
Hotel Restaurants & Leisure 0.8%
Marriott International, Inc. "A"	40,300	1,548,326
Media 1.1%
Gannett Co., Inc.	19,000	1,459,390
WPP Group PLC (ADR)	17,200	689,204
		2,148,594
Multiline Retail 3.8%
Costco Wholesale Corp.*	197,800	7,239,480
Specialty Retail 0.8%
RadioShack Corp.	54,200	1,426,002
Consumer Staples 10.2%
Beverages 1.6%
Diageo PLC (ADR)	69,300	3,032,568
Food & Drug Retailing 0.9%
Safeway, Inc.*	81,000	1,657,260
Food Products 1.6%
Hershey Foods Corp.	25,600	1,783,296
Kraft Foods, Inc. "A"	39,200	1,275,960
		3,059,256
Tobacco 6.1%
Altria Group, Inc.	255,600	11,614,464
Energy 5.7%
Oil & Gas
ConocoPhillips	84,160	4,611,968
Devon Energy Corp.	75,400	4,026,360
EOG Resources, Inc.	53,500	2,238,440
		10,876,768
Financials 52.2%
Banks 15.2%
Bank One Corp.	179,200	6,662,656
Golden West Financial Corp.	73,900	5,912,739
HSBC Holdings PLC	594,385	7,043,770
Lloyds TSB Group PLC (ADR)	58,100	1,685,481
Wells Fargo & Co.	149,700	7,544,880
		28,849,526
Diversified Financials 15.4%
American Express Co.	356,700	14,913,627
Citigroup, Inc.	190,000	8,132,000
Janus Capital Group, Inc.	35,200	577,280
Moody's Corp.	46,200	2,435,202
Morgan Stanley	60,200	2,573,550
Providian Financial Corp.*	18,500	171,310
State Street Corp.	13,400	527,960
		29,330,929
Insurance 19.6%
American International Group, Inc.	192,800	10,638,704
	Shares	Value ($)

Aon Corp.	86,900	2,092,552
Berkshire Hathaway, Inc. "B"*	3,284	7,980,120
Chubb Corp.	11,500	690,000
Loews Corp.	76,200	3,603,498
Markel Corp.*	1,300	332,800
Principal Financial Group, Inc.	26,300	848,175
Progressive Corp.	97,700	7,141,870
Sun Life Financial Services of Canada, Inc.	15,700	326,089
Transatlantic Holdings, Inc.	47,250	3,267,338
Travelers Property Casualty Corp. "A"	7,133	113,415
Travelers Property Casualty Corp. "B"	14,655	231,109
		37,265,670
Real Estate 2.0%
Avalonbay Communities, Inc. (REIT)	2,900	123,656
CenterPoint Properties Corp. (REIT)	60,800	3,724,000
		3,847,656
Health Care 3.4%
Pharmaceuticals
Eli Lilly & Co.	47,200	3,255,384
Merck & Co., Inc.	16,600	1,005,130
Pfizer, Inc.	64,700	2,209,505
		6,470,019
Industrials 6.8%
Air Freight & Logistics 1.1%
United Parcel Service, Inc. "B"	32,800	2,089,360
Commercial Services & Supplies 1.1%
The Dun & Bradstreet Corp.*	49,900	2,050,890
Industrial Conglomerates 3.6%
Tyco International Ltd.	359,462	6,822,589
Machinery 1.0%
Dover Corp.	65,600	1,965,376
Information Technology 4.1%
Computers & Peripherals 1.8%
Lexmark International, Inc.*	47,400	3,354,498
Semiconductor Equipment & Products 0.8%
Agere Systems, Inc. "A"*	346,500	807,345
Applied Materials, Inc.*	44,800	710,528
		1,517,873
Software 1.5%
BMC Software, Inc.*	56,600	924,278
Microsoft Corp.	75,100	1,923,311
		2,847,589
Materials 5.3%
Construction Materials 1.4%
Martin Marietta Materials, Inc.	37,100	1,246,931
Vulcan Materials Co.	37,800	1,401,246
		2,648,177
	Shares	Value ($)

Containers & Packaging 3.9%
Sealed Air Corp.*	155,200	7,396,831
Total Common Stocks (Cost $179,565,006)		179,059,701
	Shares	Value ($)

Cash Equivalents 5.8%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $11,020,799)	11,020,799	11,020,799
Total Investment Portfolio - 100.0% (Cost $190,585,805) (a)		190,080,500

Notes to SVS Davis Venture Value Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $191,146,441. At June 30, 2003, net unrealized depreciation for all securities based on tax cost was $1,065,941. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,648,463 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,714,404.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $179,565,006)	$ 179,059,701
Investment in Scudder Cash Management QP Trust (cost $11,020,799)	11,020,799
Dividends receivable	232,575
Receivable for Portfolio shares sold	141,654
Other assets	1,616
Total assets	190,456,345
Liabilities
Payable for Portfolio shares redeemed	21,789
Accrued management fee	153,760
Other accrued expenses and payables	25,630
Total liabilities	201,179
Net assets, at value	$ 190,255,166
Net Assets
Net assets consist of: Undistributed net investment income	512,924
Net unrealized appreciation (depreciation) on investments	(505,305)
Accumulated net realized gain (loss)	(6,053,272)
Paid-in capital	196,300,819
Net assets, at value	$ 190,255,166
Class A Net Asset Value, offering and redemption price per share ($177,437,975 / 20,027,711 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.86
Class B Net Asset Value, offering and redemption price per share ($12,817,191 / 1,446,829 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.86

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $14,724)	$ 1,377,491
Interest - Scudder Cash Management QP Trust	70,938
Total Income	1,448,429
Expenses: Management fee	786,824
Custodian and accounting fees	33,399
Distribution service fees (Class B)	6,338
Record keeping fees (Class B)	2,483
Auditing	13,401
Legal	116
Trustees' fees and expenses	1,380
Reports to shareholders	11,316
Other	6,464
Total expenses, before expense reductions	861,721
Expense reductions	(15)
Total expenses, after expense reductions	861,706
Net investment income (loss)	586,723
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(979,667)
Net unrealized appreciation (depreciation) during the period on investments	19,702,056
Net gain (loss) on investment transactions	18,722,389
Net increase (decrease) in net assets resulting from operations	$ 19,309,112

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ 586,723	$ 938,600
Net realized gain (loss) on investment transactions	(979,667)	(4,722,751)
Net unrealized appreciation (depreciation) on investment transactions during the period	19,702,056	(22,773,678)
Net increase (decrease) in net assets resulting from operations	19,309,112	(26,557,829)
Distributions to shareholders: From net investment income Class A	(926,268)	(189,351)
Class B	(13,751)	-
Portfolio share transactions: Class A Proceeds from shares sold	11,592,202	95,650,132
Reinvestment of distributions	926,268	189,351
Cost of shares redeemed	(12,517,640)	(17,854,770)
Net increase (decrease) in net assets from Class A share transactions	830	77,984,713
Class B Proceeds from shares sold	11,045,575	805,134*
Reinvestment of distributions	13,751	-*
Cost of shares redeemed	(1,634)	(1,019)*
Net increase (decrease) in net assets from Class B share transactions	11,057,692	804,115
Increase (decrease) in net assets	29,427,615	52,041,648
Net assets at beginning of period	160,827,551	108,785,903
Net assets at end of period (including undistributed net investment income of $512,924 and $866,220, respectively)	$ 190,255,166	$ 160,827,551
Other Information
Class A Shares outstanding at beginning of period	20,031,383	11,449,266
Shares sold	1,440,021	10,701,222
Shares issued to shareholder in reinvestment of distributions	122,360	20,080
Shares redeemed	(1,566,053)	(2,139,185)
Net increase (decrease) in Portfolio shares	(3,672)	8,582,117
Shares outstanding at end of period	20,027,711	20,031,383
Class B Shares outstanding at beginning of period	100,387	-
Shares sold	1,344,826	100,507*
Shares issued to shareholder in reinvestment of distributions	1,817	-*
Shares redeemed	(201)	(120)*
Net increase (decrease) in Portfolio shares	1,346,442	100,387
Shares outstanding at end of period	1,446,829	100,387

* For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2003[a]	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 7.99	$ 9.50	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[c]	.03	.05	.03
Net realized and unrealized gain (loss) on investment transactions	.89	(1.55)	(.53)[d]
Total from investment operations	.92	(1.50)	(.50)
Less distributions from: Net investment income	(.05)	(.01)	-
Net asset value, end of period	$ 8.86	$ 7.99	$ 9.50
Total Return (%)	11.58**	(15.79)	(5.00)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	177	160	109
Ratio of expenses (%)	1.03*	1.02	1.09*
Ratio of net investment income (loss) (%)	.72*	.62	.48*
Portfolio turnover rate (%)	4*	22	15*

a For the six months ended June 30, 2003 (Unaudited).
b For the period from May 1, 2001 (commencement of operations) to December 31, 2001.
c Based on average shares outstanding during the period.
d The amount of net realized and unrealized gain shown for a share outstanding for the period ending December 31, 2001 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values of the investments of the Portfolio.
* Annualized
** Not annualized

Class B

	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 7.98	$ 8.52
Income (loss) from investment operations: Net investment income (loss)[c]	.01	.04
Net realized and unrealized gain (loss) on investment transactions	.90	(.58)
Total from investment operations	.91	(.54)
Less distributions from: Net investment income	(.03)	-
Net asset value, end of period	$ 8.86	$ 7.98
Total Return (%)	11.43**	(6.34)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13.8
Ratio of expenses (%)	1.39*	1.27*
Ratio of net investment income (loss) (%)	.36*	1.06*
Portfolio turnover rate (%)	4*	22

a For the six months ended June 30, 2003 (Unaudited).
b For the period July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized
** Not annualized

Management Summary June 30, 2003

SVS Dreman Financial Services Portfolio

Financial stocks gained ground during the period, keeping pace with the broader stock market. The portfolio (Class A shares) gained 11.30% and outperformed its benchmark, the Standard & Poor's Financial Index, a gauge of performance for the financial companies within the S&P 500 index, which returned 11.13%.

While the portfolio's defensive structure helped it outperform the benchmark in the first quarter, it was also responsible for underperforming it in the second quarter. As investors gained confidence, they favored more speculative stocks - consumer finance and investment banking stocks. Both are areas where the portfolio intentionally has almost no exposure. We are open to opportunities in those areas. However, we're uncertain that the current economy will continue to buoy consumer spending or merger and acquisition activity.

Top-10 holding Freddie Mac lost ground in the six-month period. In June, the company's board of directors dismissed three senior leaders after learning that the company's earnings had been understated. The stock declined on the news but since then, it has begun to make up lost ground. We believe this is a short-term issue and we remain committed to the stock, which has a lower price-to-earnings ratio and faster growth rate than many top-growth companies. Bank stocks, particularly the portfolio's large position in regional banks, helped performance. Money center banks also held up well.

Despite recent gains, many solid financial stocks are trading at levels that we believe are well below their true market value, which provides solid opportunities for our style.

David N. Dreman
Lead Manager

F. James Hutchinson
Portfolio Manager
Dreman Value Management, L.L.C., Subadvisor to the Portfolio

The Standard & Poor's (S&P) Financial Index is an unmanaged index generally representative of the financial stock market. Index returns assume reinvested dividends and capital gains and do not reflect fees or expenses; investors cannot directly access an index.

The Standard & Poor's (S&P) 500 index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvested dividends and capital gains and do not reflect fees or expenses; investors cannot directly access an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio June 30, 2003 (Unaudited)

SVS Dreman Financial Services Portfolio

	Shares	Value ($)

Common Stocks 97.1%
Financials 97.1%
Banks 48.6%
Bank of America Corp.	90,693	7,167,468
Bank One Corp.	21,962	816,547
Banknorth Group, Inc.	49,611	1,266,073
Colonial BancGroup, Inc.	66,880	927,626
First Niagara Financial Group	49,700	693,812
FleetBoston Financial Corp.	91,334	2,713,533
Golden West Financial Corp.	13,550	1,084,135
J.P. Morgan Chase & Co.	139,935	4,782,978
KeyCorp.	190,555	4,815,325
Mercantile Bankshares Corp.	41,400	1,630,332
National Bank of Canada	138,750	3,787,035
PNC Financial Services Group	74,340	3,628,535
Popular, Inc.	46,150	1,780,929
Provident Financial Group, Inc.	32,115	823,107
Provident Financial Services, Inc.	36,600	697,230
Sovereign Bancorp, Inc.	104,975	1,642,859
Union Planters Corp.	82,172	2,549,797
US Bancorp.	184,220	4,513,390
Wachovia Corp.	88,340	3,530,066
Washington Mutual, Inc.	291,832	12,052,662
Wells Fargo & Co.	49,410	2,490,264
		63,393,703
Diversified Financials 31.5%
Allied Capital Corp.	62,595	1,445,944
American Express Co.	119,150	4,981,661
	Shares	Value ($)

Bear Stearns Companies, Inc.	17,740	1,284,731
Charter Financial Corp.	18,800	531,100
CIT Group, Inc.	55,690	1,372,758
Citigroup, Inc.	125,200	5,358,560
Fannie Mae	139,880	9,433,507
Franklin Resources, Inc.	21,210	828,675
Freddie Mac	222,705	11,306,733
Merrill Lynch & Co., Inc.	39,550	1,846,194
Morgan Stanley	37,580	1,606,545
SLM Corp.	30,630	1,199,777
		41,196,185
Insurance 17.0%
Allstate Corp.	37,595	1,340,262
American International Group, Inc.	236,673	13,059,616
Chubb Corp.	23,330	1,399,800
Jefferson-Pilot Corp.	11,532	478,117
Marsh & McLennan Companies, Inc.	32,190	1,643,943
Prudential Financial, Inc.	18,690	628,919
Safeco Corp.	50,790	1,791,871
St. Paul Companies, Inc.	33,205	1,212,315
Torchmark Corp.	15,920	593,020
Travelers Property Casualty Corp. "A"	1	16
Travelers Property Casualty Corp. "B"	1	16
		22,147,895
Total Common Stocks (Cost $118,182,710)		126,737,783

Cash Equivalents 2.9%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $3,746,862)	3,746,862	3,746,862
Total Investment Portfolio - 100.0% (Cost $121,929,572) (a)		130,484,645

Notes to SVS Dreman Financial Services Portfolio of Investments

(a) The cost for federal income tax purposes was $122,645,146. At June 30, 2003, net unrealized appreciation for all securities based on tax cost was $7,839,499. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,939,249 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,099,750.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $118,182,710)	$ 126,737,783
Investment in Scudder Cash Management QP Trust (cost $3,746,862)	3,746,862
Cash	10,000
Dividends receivable	138,290
Interest receivable	3,571
Receivable for Portfolio shares sold	79,546
Other assets	1,298
Total assets	130,717,350
Liabilities
Payable for investments purchased	286,152
Payable for Portfolio shares redeemed	60,074
Accrued management fee	80,308
Other accrued expenses and payables	21,044
Total liabilities	447,578
Net assets, at value	$ 130,269,772
Net Assets
Net assets consist of: Undistributed net investment income	1,092,738
Net unrealized appreciation (depreciation) on: Investments	8,555,073
Foreign currency related transactions	188
Accumulated net realized gain (loss)	(7,613,751)
Paid-in capital	128,235,524
Net assets, at value	$ 130,269,772
Class A Net Asset Value, offering and redemption price per share ($126,255,062 / 11,789,723 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.71
Class B Net Asset Value, offering and redemption price per share ($4,014,710 / 374,961 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.71

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $13,714)	$ 1,652,815
Interest - Scudder Cash Management QP Trust	8,602
Total Income	1,661,417
Expenses: Management fee	448,222
Custodian and accounting fees	25,143
Distribution service fees (Class B)	2,151
Record keeping fees (Class B)	751
Auditing	9,083
Legal	2,687
Trustees' fees and expenses	1,766
Reports to shareholders	6,815
Other	4,097
Total expenses, before expense reductions	500,715
Expense reductions	(19)
Total expenses, after expense reductions	500,696
Net investment income (loss)	1,160,721
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(2,045,254)
Foreign currency related transactions	734
(2,044,520)
Net unrealized appreciation (depreciation) during the period on: Investments	13,538,353
Foreign currency related transactions	188
13,538,541
Net gain (loss) on investment transactions	11,494,021
Net increase (decrease) in net assets resulting from operations	$ 12,654,742

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ 1,160,721	$ 1,859,190
Net realized gain (loss) on investment transactions	(2,044,520)	(2,469,879)
Net unrealized appreciation (depreciation) on investment transactions during the period	13,538,541	(11,896,212)
Net increase (decrease) in net assets resulting from operations	12,654,742	(12,506,901)
Distributions to shareholders from: Net investment income Class A	(1,844,106)	(1,016,304)
Class B	(20,489)	-
Portfolio share transactions: Class A Proceeds from shares sold	6,493,637	44,698,507
Reinvestment of distributions	1,844,106	1,016,304
Cost of shares redeemed	(12,889,109)	(29,037,952)
Net increase (decrease) in net assets from Class A share transactions	(4,551,366)	16,676,859
Class B Proceeds from shares sold	3,496,296	394,220*
Reinvestment of distribution	20,489	-*
Cost of shares redeemed	(80,929)	(117)*
Net increase (decrease) in net assets from Class B share transactions	3,435,856	394,103
Increase (decrease) in net assets	9,674,637	3,547,757
Net assets at beginning of period	120,595,135	117,047,378
Net assets at end of period (including undistributed net investment income of $1,092,738 and $1,796,612, respectively)	$ 130,269,772	$ 120,595,135
Other Information
Class A Shares outstanding at beginning of period	12,274,256	10,853,999
Shares sold	629,115	4,164,073
Shares issued to shareholders in reinvestment of distributions	200,228	91,807
Shares redeemed	(1,313,876)	(2,835,623)
Net increase (decrease) in Portfolio shares	(484,533)	1,420,257
Shares outstanding at end of period	11,789,723	12,274,256
Class B Shares outstanding at beginning of period	39,762	-
Shares sold	341,418	39,774*
Shares issued to shareholders in reinvestment of distributions	2,225	-*
Shares redeemed	(8,444)	(12)*
Net increase (decrease) in Portfolio shares	335,199	39,762
Shares outstanding at end of period	374,961	39,762

* For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2003[a]	2002	2001	2000[b]	1999[b]	1998[b,c]
Selected Per Share Data
Net asset value, beginning of period	$ 9.79	$ 10.78	$ 11.53	$ 9.24	$ 9.78	$ 10.00
Income (loss) from investment operations: Net investment income (loss)	.10[d]	.15[d]	.14[d]	.19[d]	.18[d]	.04
Net realized and unrealized gain (loss) on investment transactions	.98	(1.06)	(.71)	2.27	(.67)	(.26)
Total from investment operations	1.08	(.91)	(.57)	2.46	(.49)	(.22)
Less distributions from: Net investment income	(.16)	(.08)	(.13)	(.15)	(.05)	-
Net realized gains on investment transactions	-	-	(.05)	(.02)	-	-
Total distributions	(.16)	(.08)	(.18)	(.17)	(.05)	-
Net asset value, end of period	$ 10.71	$ 9.79	$ 10.78	$ 11.53	$ 9.24	$ 9.78
Total Return (%)	11.30**	(8.51)	(4.86)	27.04	(5.05)[d]	(2.20)e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	126	120	117	66	27	16
Ratio of expenses before expense reductions (%)	.83*	.83	.86	.91	1.04	1.73*
Ratio of expenses after expense reductions (%)	.83*	.83	.86	.89	.99	.99*
Ratio of net investment income (loss) (%)	1.95*	1.44	1.31	2.01	1.75	1.29*
Portfolio turnover rate (%)	15*	13	22	13	13	6*

a For the six months ended June 30, 2003 (Unaudited).
b On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c For the period from May 4, 1998 (commencement of operations) to December 31, 1998.
d Based on average shares outstanding during the period.
e Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Class B

	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.78	$ 10.57
Income (loss) from investment operations: Net investment income (loss)[c]	.08	.06
Net realized and unrealized gain (loss) on investment transactions	.99	(.85)
Total from investment operations	1.07	(.79)
Less distributions from: Net investment income	(.14)	-
Net asset value, end of period	$ 10.71	$ 9.78
Total Return (%)	11.12**	(7.47)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4.4
Ratio of expenses (%)	1.17*	1.08*
Ratio of net investment income (loss) (%)	1.61*	1.33*
Portfolio turnover rate (%)	15*	13

a For the six months ended June 30, 2003 (Unaudited).
b For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Management Summary June 30, 2003

SVS Dreman High Return Equity Portfolio

The stock market posted strong gains for the six months ended June 30, 2003. Stocks rallied on the successful outcome of the war with Iraq, the passage of a federal stimulus package and improving economic news. We're pleased to announce that the portfolio (Class A shares) gained 13.45% and outperformed its benchmark, the Standard & Poor's 500 index, which returned 11.76%, in the semiannual period.

Financials, retailers and tobacco stocks were the most significant contributors to performance, but nearly every portfolio sector gained. In financials, the portfolio benefited from an overweight position and strong performance from its bank stocks and some of its diversified financial stocks. A few distressed retailers in the portfolio more than doubled in price. Finally, despite some extreme volatility, Altria Group, the parent company of tobacco producer Philip Morris, rallied when a Florida court dismissed a class action lawsuit against the tobacco companies. Pharmaceutical companies struggled, and the portfolio's overweight position hurt its relative performance. We remain confident, however, that these companies will improve over the longer term. Each has strong cash flows to fund research and development, capable marketing arms and large sales forces to drive earnings.

We expect slow to moderate economic growth over the next several years and believe that value stocks will continue to outperform growth stocks. This environment should continue to offer contrarian investors, like us, good investment opportunities.

David N. Dreman
F. James Hutchinson
Co-Managers
Dreman Value Management LLC, Subadvisor to the Portfolio

The Standard & Poor's (S&P) 500 index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvested dividends and capital gains and do not reflect fees and expenses; investors cannot directly access an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio June 30, 2003 (Unaudited)

SVS Dreman High Return Equity Portfolio

	Shares	Value ($)

Common Stocks 96.3%
Consumer Discretionary 12.1%
Automobiles 0.6%
Ford Motor Co.	345,000	3,791,550
Multiline Retail 0.8%
Federated Department Stores, Inc.	129,505	4,772,259
Specialty Retail 10.7%
Best Buy Co., Inc.*	351,025	15,417,018
Borders Group, Inc.*	724,250	12,754,042
Home Depot, Inc.	388,455	12,865,630
Lowe's Companies, Inc.	76,100	3,268,495
Staples, Inc.*	663,865	12,181,923
The Gap, Inc.	376,885	7,070,363
		63,557,471
Consumer Staples 20.3%
Food & Drug Retailing 0.8%
Safeway, Inc.*	232,650	4,760,019
Tobacco 19.5%
Altria Group, Inc.	1,192,320	54,179,021
Imperial Tobacco Group (ADR)	95,145	3,445,200
R. J. Reynolds Tobacco Holdings, Inc.	527,423	19,625,410
Universal Corp.	266,570	11,275,911
UST, Inc.	772,140	27,048,064
		115,573,606
Energy 9.2%
Energy Equipment & Services 0.6%
Transocean Sedco Forex, Inc.*	154,200	3,387,774
Oil & Gas 8.6%
ChevronTexaco Corp.	227,105	16,396,992
ConocoPhillips	416,823	22,841,900
Devon Energy Corp.	126,475	6,753,765
Kerr-McGee Corp.	120,300	5,389,440
		51,382,097
Financials 29.5%
Banks 14.6%
Bank of America Corp.	92,700	7,326,081
Bank One Corp.	100,655	3,742,353
FleetBoston Financial Corp.	174,413	5,181,810
KeyCorp.	335,280	8,472,526
PNC Financial Services Group	236,014	11,519,843
Sovereign Bancorp, Inc.	437,910	6,853,292
US Bancorp.	265,700	6,509,650
Wachovia Corp.	140,000	5,594,400
Washington Mutual, Inc.	762,575	31,494,347
		86,694,302
Diversified Financials 13.7%
CIT Group, Inc.	89,100	2,196,315
	Shares	Value ($)

Fannie Mae	420,873	28,383,675
Freddie Mac	1,000,341	50,787,313
		81,367,303
Insurance 1.2%
Ohio Casualty Corp.*	41,055	541,105
Safeco Corp.	80,815	2,851,153
St. Paul Companies, Inc.	98,405	3,592,767
		6,985,025
Health Care 13.9%
Health Care Providers & Services 2.3%
HCA, Inc.	245,600	7,869,024
Humana, Inc.*	369,730	5,582,923
		13,451,947
Pharmaceuticals 11.6%
Bristol-Myers Squibb Co.	1,012,060	27,477,429
Merck & Co., Inc.	411,020	24,887,261
Pfizer, Inc.	16,480	562,792
Schering-Plough Corp.	858,215	15,962,799
		68,890,281
Industrials 3.8%
Electrical Equipment 1.5%
Emerson Electric Co.	172,600	8,819,860
Industrial Conglomerates 2.3%
General Electric Co.	209,350	6,004,158
Tyco International Ltd.	415,005	7,876,795
		13,880,953
Information Technology 4.7%
Computers & Peripherals 0.4%
Apple Computer, Inc.*	114,225	2,183,982
IT Consulting & Services 4.3%
Electronic Data Systems Corp.	1,198,640	25,710,828
Utilities 2.8%
Gas Utilities 1.2%
El Paso Corp.	846,510	6,839,801
NiSource, Inc.*	43,220	95,948
		6,935,749
Multi-Utilities & Unregulated Power 1.6%
Williams Companies, Inc.	1,208,850	9,549,915
Total Common Stocks (Cost $592,860,115)		571,694,921

Cash Equivalents 3.7%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $21,814,221)	21,814,221	21,814,221
Total Investment Portfolio - 100.0% (Cost $614,674,336) (a)		593,509,142

Notes to SVS Dreman High Return Equity Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $615,911,521. At June 30, 2003, net unrealized depreciation for all securities based on tax cost was $22,402,379. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $49,162,561 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $71,564,940.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $592,860,115)	$ 571,694,921
Investment in Scudder Cash Management QP Trust (cost $21,814,221)	21,814,221
Cash	10,000
Receivable for investments sold	1,430,393
Dividends receivable	1,726,639
Receivable for Portfolio shares sold	411,574
Other assets	3,301
Total assets	597,091,049
Liabilities
Payable for Portfolio shares redeemed	249,851
Accrued management fee	352,988
Other accrued expenses and payables	120,185
Total liabilities	723,024
Net assets, at value	$ 596,368,025
Net Assets
Net assets consist of: Undistributed net investment income	6,020,871
Net unrealized appreciation (depreciation) on investments	(21,165,194)
Accumulated net realized gain (loss)	(32,116,014)
Paid-in capital	643,628,362
Net assets, at value	$ 596,368,025
Class A Net Asset Value, offering and redemption price per share ($565,013,982 / 58,275,001 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.70
Class B Net Asset Value, offering and redemption price per share ($31,354,043 / 3,232,874 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.70

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $7,662)	$ 8,310,418
Interest - Scudder Cash Management QP Trust	134,939
Total Income	8,445,357
Expenses: Management fee	1,905,193
Custodian and accounting fees	68,103
Distribution service fees (Class B)	15,865
Record keeping fees (Class B)	6,100
Auditing	60,190
Legal	331
Trustees' fees and expenses	6,914
Reports to shareholders	19,448
Other	26,069
Total expenses, before expense reductions	2,108,213
Expense reductions	(17)
Total expenses, after expense reductions	2,108,196
Net investment income (loss)	6,337,161
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	10,392,416
Net unrealized appreciation (depreciation) during the period on investments	52,568,563
Net gain (loss) on investment transactions	62,960,979
Net increase (decrease) in net assets resulting from operations	$ 69,298,140

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ 6,337,161	$ 11,554,422
Net realized gain (loss) on investment transactions	10,392,416	(40,336,810)
Net unrealized appreciation (depreciation) on investment transactions during the period	52,568,563	(84,690,960)
Net increase (decrease) in net assets resulting from operations	69,298,140	(113,473,348)
Distributions to shareholders from: Net investment income Class A	(11,229,274)	(4,712,145)
Class B	(193,827)	-
Net realized gains Class A	-	(1,736,054)
Portfolio share transactions: Class A Proceeds from shares sold	20,194,882	219,772,034
Reinvestment of distributions	11,229,274	6,448,199
Cost of shares redeemed	(31,410,271)	(39,721,921)
Net increase (decrease) in net assets from Class A share transactions	13,885	186,498,312
Class B Proceeds from shares sold	26,207,010	2,209,191*
Reinvestment of distributions	193,827	-*
Cost of shares redeemed	(91,884)	(12,261)*
Net increase (decrease) in net assets from Class B share transactions	26,308,953	2,196,930
Increase (decrease) in net assets	84,197,877	68,773,695
Net assets at beginning of period	512,170,148	443,396,453
Net assets at end of period (including undistributed net investment income of $6,020,871 and $11,106,811, respectively)	$ 596,368,025	$ 512,170,148
Other Information
Class A Shares outstanding at beginning of period	58,214,359	41,005,810
Shares sold	2,294,248	21,036,800
Shares issued to shareholders in reinvestment of distributions	1,398,415	569,629
Shares redeemed	(3,632,021)	(4,397,880)
Net increase (decrease) in Portfolio shares	60,642	17,208,549
Shares outstanding at end of period	58,275,001	58,214,359
Class B Shares outstanding at beginning of period	251,123	-
Shares sold	2,968,252	252,553*
Shares issued to shareholders in reinvestment of distributions	24,108	-*
Shares redeemed	(10,609)	(1,430)*
Net increase (decrease) in Portfolio shares	2,981,751	251,123
Shares outstanding at end of period	3,232,874	251,123

* For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2003[a]	2002	2001	2000[b]	1999[b]	1998[b,c]
Selected Per Share Data
Net asset value, beginning of period	$ 8.76	$ 10.81	$ 10.77	$ 8.96	$ 10.28	$ 10.00
Income (loss) from investment operations: Net investment income (loss)	.11[d]	.21[d]	.19[d]	.26[d]	.26[d]	.08
Net realized and unrealized gain (loss) on investment transactions	1.03	(2.13)	(.01)	2.25	(1.38)	.20
Total from investment operations	1.14	(1.92)	.18	2.51	(1.12)	.28
Less distributions from: Net investment income	(.20)	(.09)	(.14)	(.20)	(.10)	-
Net realized gains on investment transactions	-	(.04)	-	(.50)	(.10)	-
Total distributions	(.20)	(.13)	(.14)	(.70)	(.20)	-
Net asset value, end of period	$ 9.70	$ 8.76	$ 10.81	$ 10.77	$ 8.96	$ 10.28
Total Return (%)	13.45**	(18.03)	1.69	30.52	(11.16)	2.80e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	565	510	443	168	113	59
Ratio of expenses before expense reductions (%)	.80*	.79	.82	.85	.86	1.20*
Ratio of expenses after expense reductions (%)	.80*	.79	.82	.84	.86	.87*
Ratio of net investment income (loss) (%)	2.45*	2.21	1.78	2.85	2.57	2.77*
Portfolio turnover rate (%)	17*	17	16	37	24	5*

a For the six months ended June 30, 2003 (Unaudited).
b On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, have been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c For the period from May 4, 1998 (commencement of operations) to December 31, 1998.
d Based on average shares outstanding during the period.
e Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class B

	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 8.75	$ 9.57
Income (loss) from investment operations: Net investment income (loss)[c]	.09	.18
Net realized and unrealized gain (loss) on investment transactions	1.03	(1.00)
Total from investment operations	1.12	(.82)
Less distributions from: Net investment income	(.17)	-
Net asset value, end of period	$ 9.70	$ 8.75
Total Return (%)	13.27**	(8.57)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	31	2
Ratio of expenses (%)	1.15*	1.05*
Ratio of net investment income (loss) (%)	2.10*	4.30*
Portfolio turnover rate (%)	17*	17

a For the six months ended June 30, 2003 (Unaudited).
b For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Management Summary June 30, 2003

SVS Dreman Small Cap Value Portfolio

Despite a sluggish start, the stock market ended the six-month period with strong gains. A successful outcome of the war with Iraq, improving corporate earnings and the passage of a tax stimulus package led to renewed investor enthusiasm and higher stock prices. The portfolio (Class A shares) gained 15.07% in the period, but lagged the 16.49% return of its benchmark, the Russell 2000 Value Index.

The portfolio was helped by its independent power producer stocks, which rallied strongly during the period. An overweight position in banks vs. the Russell 2000 Value benchmark and strong individual financial stock performance also helped. Energy stocks contributed, with natural gas producers advancing solidly. The portfolio was held back by a decline in its health care sector. While most of the portfolio's health care stocks performed in line with the broad market, one issue declined significantly, and we removed it from the portfolio early in the period as soon as issues with its management surfaced.

We have built a portfolio focused on companies that we believe are financially solid but that are trading at low prices relative to their earnings (P/E), book value and cash flow. In anything other than a technology-led market rally, we believe this portfolio is poised to outperform its benchmark.

David N. Dreman
Nelson Woodard
Co-Managers
Dreman Value Management, L.L.C., Subadvisor to the Portfolio

The Russell 2000 Value Index measures the performance of small companies with lower price to book ratios and lower forecasted growth values than the overall market. Index returns assume reinvested dividends and capital gains and do not reflect fees and expenses; investors cannot directly access an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio June 30, 2003 (Unaudited)

SVS Dreman Small Cap Value Portfolio

	Shares	Value ($)

Common Stocks 95.0%
Consumer Discretionary 8.5%
Auto Components 0.3%
American Axle & Manufacturing Holdings, Inc.*	34,700	829,330
Hotel Restaurants & Leisure 4.2%
Alliance Gaming Corp.*	154,400	2,919,704
Argosy Gaming Co.*	122,100	2,553,111
CBRL Group, Inc.	60,300	2,343,258
Multimedia Games, Inc.*	162,400	4,141,200
		11,957,273
Household Durables 0.8%
Standard Pacific Corp.	67,400	2,234,984
Multiline Retail 0.9%
Dillard's, Inc. "A"	182,500	2,458,275
Specialty Retail 1.5%
Borders Group, Inc.*	145,500	2,562,255
Deb Shops, Inc.	32,500	611,000
Dress Barn, Inc.*	92,700	1,174,509
		4,347,764
Textiles, Apparel & Luxury Goods 0.8%
Phillips-Van Heusen Corp.	167,336	2,280,790
Consumer Staples 6.3%
Food Products 2.3%
Fresh Del Monte Produce, Inc.	128,500	3,301,165
J & J Snack Foods Corp.*	59,600	1,885,148
Ralcorp Holdings, Inc.*	60,200	1,502,592
		6,688,905
Tobacco 4.0%
Loew's Corp. - Carolina Group	194,300	5,246,100
Universal Corp.	72,300	3,058,290
Vector Group Ltd.	173,825	3,041,938
		11,346,328
Energy 11.4%
Energy Equipment & Services 0.9%
Matrix Service Co.*	8,400	142,800
Oil States International, Inc.*	107,000	1,294,700
Unit Corp.*	58,300	1,219,053
		2,656,553
Oil & Gas 10.5%
Chesapeake Energy Corp.	369,800	3,734,980
Comstock Resources, Inc.*	194,600	2,662,128
Denbury Resources, Inc.*	219,200	2,943,856
Frontier Oil Corp.	81,000	1,231,200
Magnum Hunter Resources, Inc.*	95,800	765,442
Penn Virginia Corp.	90,600	3,895,800
Pioneer Natural Resources Co.*	105,400	2,750,940
Pogo Producing Co.	40,800	1,744,200
St. Mary Land & Exploration Co.	70,300	1,919,190
Tesoro Petroleum Corp.*	405,000	2,786,400
Ultra Petroleum Corp.*	368,700	4,759,917
	Shares	Value ($)

Williams Energy Partners LP	18,800	890,368
		30,084,421
Financials 32.4%
Banks 15.9%
BankAtlantic Bancorp., Inc. "A"	148,050	1,760,315
BOK Financial Corp.	35,501	1,369,274
Colonial BancGroup, Inc.	110,900	1,538,183
Dime Community Bancshares	75,400	1,918,930
Downey Financial Corp.	12,600	520,380
First Federal Capital Corp.	104,400	2,072,340
First Federal Financial Corp.*	81,650	2,881,429
Flagstar Bancorp., Inc.	152,500	3,728,625
Fulton Financial Corp.	114,424	2,273,600
Glacier Bancorp., Inc.	114,345	2,815,174
Greater Bay Bancorp.	143,800	2,953,652
Independence Community Bank Corp.	67,400	1,902,028
IndyMac Bancorp., Inc.	93,950	2,388,209
International Bancshares Corp.	62,491	2,222,189
Irwin Financial Corp.	79,350	2,055,165
Midwest Banc Holdings, Inc.	72,000	1,398,240
PFF Bancorp., Inc.	74,000	2,860,100
Provident Bankshares Corp.	61,250	1,556,363
Provident Financial Services, Inc.	93,100	1,773,555
R & G Financial Corp. "B"	88,150	2,618,055
Sterling Financial Corp.	22,820	555,895
Webster Financial Corp.	52,700	1,992,060
		45,153,761
Diversified Financials 3.2%
Accredited Home Lenders Holding Co.*	171,300	3,360,904
Allied Capital Corp.	188,580	4,356,198
San Juan Basin Royalty Trust	77,000	1,382,150
		9,099,252
Insurance 3.0%
AmerUS Group, Inc.	123,800	3,489,922
Ceres Group, Inc.*	293,190	844,387
Fremont General Corp.	87,300	1,196,010
Selective Insurance Group, Inc.	124,300	3,113,715
		8,644,034
Real Estate 10.3%
American Financial Realty Trust (REIT)	414,000	6,172,740
Anworth Mortgage Asset Corp. (REIT)	151,600	2,337,672
Correctional Properties Trust (REIT)	44,400	1,243,200
Friedman, Billings, Ramsey Group, Inc. (REIT)	215,205	2,883,747
Healthcare Realty Trust, Inc. (REIT)	62,200	1,813,130
Highwoods Properties, Inc. (REIT)	69,000	1,538,700
HRPT Properties Trust (REIT)	154,400	1,420,480
MFA Mortgage Investments, Inc. (REIT)	376,100	3,776,044
Newcastle Investment Corp. (REIT)	150,500	2,946,790
	Shares	Value ($)

Prentiss Properties Trust (REIT)	67,700	2,030,323
Redwood Trust, Inc. (REIT)	81,600	3,256,656
		29,419,482
Health Care 9.6%
Biotechnology 1.8%
Nabi Biopharmaceuticals*	152,250	1,044,435
Serologicals Corp.*	290,700	3,962,241
		5,006,676
Health Care Equipment & Supplies 2.0%
Conmed Corp.*	81,400	1,486,364
Cytyc Corp.*	404,800	4,258,496
		5,744,860
Health Care Providers & Services 5.8%
Cantel Industries, Inc.*	22,500	301,950
Coventry Health Care, Inc.*	63,700	2,940,392
LabOne, Inc.*	86,100	1,856,316
Oxford Health Plans*	63,900	2,685,717
Pediatrix Medical Group, Inc.*	42,600	1,518,690
Pharmaceutical Product Development, Inc.*	30,100	864,773
Triad Hospitals, Inc.*	207,570	5,151,887
US Oncology, Inc.*	166,700	1,231,913
		16,551,638
Industrials 10.5%
Aerospace & Defense 5.4%
CAE, Inc.	223,000	952,210
Curtiss-Wright Corp.	26,100	1,649,520
Goodrich Corp.	122,200	2,566,200
Herley Industries, Inc.*	46,100	782,778
Kaman Corp. "A"	185,700	2,170,833
Moog, Inc. "A"*	109,500	3,805,125
Precision Castparts Corp.	116,100	3,610,710
		15,537,376
Building Products 0.2%
York International Corp.	24,000	561,600
Commercial Services & Supplies 1.0%
Concorde Career Colleges, Inc.*	22,900	458,252
Consolidated Graphics, Inc.*	63,100	1,443,728
John H. Harland Co.	37,400	978,384
		2,880,364
Construction & Engineering 1.0%
EMCOR Group, Inc.*	31,100	1,535,096
URS Corp.*	64,900	1,262,954
		2,798,050
Electrical Equipment 0.2%
Genlyte Group, Inc.*	18,500	646,945
Machinery 1.5%
Harsco Corp.	44,400	1,600,620
Oshkosh Truck Corp.	42,750	2,535,930
		4,136,550
	Shares	Value ($)

Road & Rail 1.2%
Arkansas Best Corp.	84,800	2,017,392
Roadway Corp.	48,800	1,392,264
		3,409,656
Trading Companies & Distributors 0.0%
Vialta, Inc.*	150	50
Information Technology 7.3%
Communications Equipment 2.1%
CyberGuard Corp.*	89,900	643,684
Luminent, Inc.*	135,000	2,072,250
PC-Tel, Inc.*	280,900	3,331,474
		6,047,408
Computers & Peripherals 1.6%
ATI Technologies, Inc.*	387,300	3,950,460
Imation Corp.	13,300	503,006
		4,453,466
Electronic Equipment & Instruments 0.4%
Anixter International, Inc.*	27,900	653,697
Scansource, Inc.*	13,800	369,150
Sonic Solutions*	19,300	166,366
		1,189,213
Internet Software & Services 0.3%
WebEx Communications, Inc.*	63,300	883,035
IT Consulting & Services 0.7%
CACI International, Inc. "A"*	58,500	2,006,550
Office Electronics 0.9%
Zebra Technologies Corp. "A"*	31,800	2,391,042
Software 1.3%
Novell, Inc.*	465,400	1,433,432
Perot Systems Corp. "A"*	117,900	1,339,344
Transaction Systems Architects, Inc. "A"*	107,200	960,512
		3,733,288
Materials 1.7%
Chemicals 0.6%
Albermarle Corp.	62,200	1,739,734
Construction Materials 0.7%
Florida Rock Industries, Inc.	49,130	2,028,086
Containers & Packaging 0.4%
Myers Industries, Inc.	120,890	1,148,455
Utilities 7.3%
Electric Utilities 0.8%
WPS Resources Corp.	56,000	2,251,200
Gas Utilities 1.7%
Cascade Natural Gas Corp.	49,900	953,090
NUI Corp.	89,700	1,392,144
Peoples Energy Corp.	60,600	2,599,134
		4,944,368
Multi-Utilities & Unregulated Power 4.8%
Mirant Corp.*	1,556,000	4,512,400
Reliant Resources, Inc.*	778,400	4,771,592
	Shares	Value ($)

Williams Companies, Inc.	566,600	4,476,140
		13,760,132
Total Common Stocks (Cost $235,646,545)		271,050,894

Other 1.5%
iShares Russell 2000 Index Fund	15,200	1,351,280
iShares Russell 2000 Value Index Fund	22,700	2,919,220
Total Other (Cost $3,826,823)		4,270,500
	Shares	Value ($)

Cash Equivalents 3.5%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $9,910,813)	9,910,813	9,910,813
Total Investment Portfolio - 100.0% (Cost $249,384,181) (a)		285,232,207

Notes to SVS Dreman Small Cap Value Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $249,741,544. At June 30, 2003, net unrealized appreciation for all securities based on tax cost was $35,490,663. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $47,685,916 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,195,253.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $239,473,368)	$ 275,321,394
Investment in Scudder Cash Management QP Trust (cost $9,910,813)	9,910,813
Foreign currency, at value (cost $3,221)	3,221
Receivable for investments sold	1,366,444
Dividends receivable	497,200
Receivable for Portfolio shares sold	141,074
Other assets	2,710
Total assets	287,242,856
Liabilities
Payable for investments purchased	1,541,919
Payable for Portfolio shares redeemed	135
Accrued management fee	173,072
Other accrued expenses and payables	73,661
Total liabilities	1,788,787
Net assets, at value	$ 285,454,069
Net Assets
Net assets consist of: Undistributed net investment income	1,699,763
Net unrealized appreciation (depreciation) on investments	35,848,026
Accumulated net realized gain (loss)	(35,629,741)
Paid-in capital	283,536,021
Net assets, at value	$ 285,454,069
Class A Net Asset Value, offering and redemption price per share ($271,326,838 / 20,877,225 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 13.00
Class B Net Asset Value, offering and redemption price per share ($14,127,231 / 1,087,226 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.99

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $2,082)	$ 2,621,898
Interest	2,261
Interest - Scudder Cash Management QP Trust	68,481
Total Income	2,692,640
Expenses: Management fee	927,166
Custodian fees	10,964
Distribution service fees (Class B)	7,293
Record keeping fees (Class B)	2,728
Auditing	22,379
Legal	7,190
Trustees' fees and expenses	1,450
Reports to shareholders	29,976
Other	8,538
Total expenses, before expense reductions	1,017,684
Expense reductions	(26)
Total expenses, after expense reductions	1,017,658
Net investment income (loss)	1,674,982
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(22,585,767)
Net unrealized appreciation (depreciation) during the period on investments	57,017,591
Net gain (loss) on investment transactions	34,431,824
Net increase (decrease) in net assets resulting from operations	$ 36,106,806

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ 1,674,982	$ 3,300,403
Net realized gain (loss) on investment transactions	(22,585,767)	(5,468,654)
Net unrealized appreciation (depreciation) on investment transactions during the period	57,017,591	(41,748,182)
Net increase (decrease) in net assets resulting from operations	36,106,806	(43,916,433)
Distributions to shareholders from: Net investment income Class A	(2,962,486)	(910,198)
Class B	(46,780)	-
Net realized gains Class A	(3,977,031)	-
Class B	(77,506)	-
Portfolio share transactions: Class A Proceeds from shares sold	26,600,755	156,275,072
Reinvestment of distributions	6,939,517	910,198
Cost of shares redeemed	(39,987,160)	(55,977,524)
Net increase (decrease) in net assets from Class A share transactions	(6,446,888)	101,207,746
Class B Proceeds from shares sold	11,591,381	1,139,942*
Reinvestment of distributions	124,286	-*
Cost of shares redeemed	(108,686)	(4,325)*
Net increase (decrease) in net assets from Class B share transactions	11,606,981	1,135,617
Increase (decrease) in net assets	34,203,096	57,516,732
Net assets at beginning of period	251,250,973	193,734,241
Net assets at end of period (including undistributed net investment income of $1,699,763 and $3,034,047, respectively)	$ 285,454,069	$ 251,250,973
Other Information
Class A Shares outstanding at beginning of period	21,449,028	14,668,207
Shares sold	2,213,924	11,354,873
Shares issued to shareholders in reinvestment of distributions	650,376	61,046
Shares redeemed	(3,436,103)	(4,635,098)
Net increase (decrease) in Portfolio shares	(571,803)	6,780,821
Shares outstanding at end of period	20,877,225	21,449,028
Class B Shares outstanding at beginning of period	98,769	-
Shares sold	985,294	99,146*
Shares issued to shareholders in reinvestment of distributions	11,637	-*
Shares redeemed	(8,474)	(377)*
Net increase (decrease) in Portfolio shares	988,457	98,769
Shares outstanding at end of period	1,087,226	98,769

* For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2003[a]	2002	2001	2000[b]	1999[b]	1998[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.66	$ 13.21	$ 11.23	$ 10.85	$ 10.65	$ 12.27
Income (loss) from investment operations: Net investment income (loss)	.08[c]	.17[c]	.09[c]	.02[c]	.07[c]	.09
Net realized and unrealized gain (loss) on investment transactions	1.61	(1.67)	1.89	.42	.23	(1.41)
Total from investment operations	1.69	(1.50)	1.98	.44	.30	(1.32)
Less distributions from: Net investment income	(.15)	(.05)	-	(.06)	(.10)	-
Net realized gains on investment transactions	(.20)	-	-	-	-	(.30)
Total distributions	(.35)	(.05)	-	(.06)	(.10)	(.30)
Net asset value, end of period	$ 13.00	$ 11.66	$ 13.21	$ 11.23	$ 10.85	$ 10.65
Total Return (%)	15.07**	(11.43)	17.63	4.05	2.80	(11.25)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	271	250	194	84	95	102
Ratio of expenses before expense reductions (%)	.82*	.81	.79	.82	.84	.80
Ratio of expenses after expense reductions (%)	.82*	.81	.79	.82	.83	.80
Ratio of net investment income (loss) (%)	1.36*	1.28	.77	.15	.69	1.15
Portfolio turnover rate (%)	69*	86	57	36	72	43

a For the six months ended June 30, 2003 (Unaudited).
b On June 18, 2001, the Portfolio implemented 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Class B

	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.65	$ 13.86
Income (loss) from investment operations: Net investment income (loss)[c]	.06	.17
Net realized and unrealized gain (loss) on investment transactions	1.60	(2.38)
Total from investment operations	1.66	(2.21)
Less distributions from: Net investment income	(.12)	-
Net realized gains on investment transactions	(.20)	-
Total distributions	(.32)	-
Net asset value, end of period	$ 12.99	$ 11.65
Total Return (%)	14.78**	(15.95)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	1
Ratio of expenses (%)	1.17*	1.06*
Ratio of net investment income (loss) (%)	1.01*	3.01*
Portfolio turnover rate (%)	69*	86

a For the six months ended June 30, 2003 (Unaudited).
b For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2003.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Management Summary June 30, 2003

SVS Eagle Focused Large Cap Growth Portfolio

For the first half of 2003 the portfolio was up 11.73% (Class A shares), while its benchmark Russell 1000 Growth Index was up 13.09%. The portfolio outperformed its benchmark on a relative basis in the consumer discretionary and financial services sectors, but underperformed in the technology and health care sectors.

Performance in the consumer discretionary sector was boosted by strong returns in Home Depot, Carnival and media names Clear Channel Communications and Walt Disney. But poor relative performance in defensive consumer staples holdings offset some of these gains as investors rotated into higher beta sectors. American Express, Citigroup, Goldman Sachs and Lehman Brothers were positive contributors in the financial services sector.

Technology holdings outperforming included Cisco, Intel and Dell, while Microsoft declined. It appears that the technology industry's top players are increasing spending to position themselves for an uptick in demand. Our relative underperformance in the health care sector resulted from gains in pharmaceutical holdings Pfizer, Merck and Baxter being offset by losses in Johnson & Johnson and Genentech. We continue to be positive on the pharmaceutical group as these stocks are attractively priced and are expected to benefit from the proposed Medicare Prescription Drug Benefit.

Going forward, the lower cost of capital is expected to spur investment in capital equipment by businesses generally. Once business investment improves, the overall economy should benefit. Corporate profits will likely follow, especially after three years of cutting capacity, reducing inventories, increasing productivity, adjusting balance sheets and lowering expectations. As corporate profit growth improves, we believe equity prices should follow.

Ashi Parikh
Lead Manager
Eagle Asset Management, Inc., Subadvisor to the Portfolio

The Russell 1000 Growth Index is an unmanaged index composed of common stocks of larger US companies with greater-than-average growth orientation and represents the universe of stocks from which "earnings/growth" money managers typically select. Index returns assume reinvested dividends and capital gains and do not reflect fees and expenses; investors cannot directly access an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio June 30, 2003 (Unaudited)

SVS Eagle Focused Large Cap Growth Portfolio

	Shares	Value ($)

Common Stocks 99.0%
Consumer Discretionary 20.7%
Hotel Restaurants & Leisure 2.7%
Carnival Corp. "A"	49,550	1,610,870
Harrah's Entertainment, Inc.*	13,200	531,168
		2,142,038
Internet & Catalog Retailing 1.9%
eBay, Inc.*	14,600	1,521,028
Media 9.5%
Clear Channel Communications, Inc.*	34,400	1,458,216
EchoStar Communications Corp. "A"*	21,650	749,523
Viacom, Inc. "B"*	54,150	2,364,189
Walt Disney Co.	97,300	1,921,675
Westwood One, Inc.*	27,250	924,593
		7,418,196
Multiline Retail 3.6%
Wal-Mart Stores, Inc.	52,650	2,825,726
Specialty Retail 3.0%
Home Depot, Inc.	69,725	2,309,292
Consumer Staples 4.3%
Beverages 2.6%
Anheuser-Busch Companies, Inc.	39,950	2,039,447
Household Products 1.7%
Colgate-Palmolive Co.	22,300	1,292,285
Financials 15.6%
Banks 1.5%
Bank of America Corp.	15,000	1,185,450
Diversified Financials 11.6%
American Express Co.	63,100	2,638,211
Citigroup, Inc.	79,916	3,420,405
Fannie Mae	15,100	1,018,344
Goldman Sachs Group, Inc.	14,500	1,214,375
Lehman Brothers Holdings, Inc.	11,600	771,168
		9,062,503
Insurance 2.5%
Travelers Property Casualty Corp.	52,098	828,358
UnumProvident Corp.	82,300	1,103,643
		1,932,001
Health Care 21.4%
Biotechnology 2.0%
Genentech, Inc.*	10,750	775,290
Gilead Sciences, Inc.*	14,350	797,573
		1,572,863
Health Care Equipment & Supplies 3.5%
Baxter International, Inc.	75,450	1,961,700
	Shares	Value ($)

Medtronic, Inc.	17,250	827,483
		2,789,183
Health Care Providers & Services 1.1%
UnitedHealth Group, Inc.	16,800	844,200
Pharmaceuticals 14.8%
Eli Lilly & Co.	15,250	1,051,792
Johnson & Johnson	69,900	3,613,830
Merck & Co., Inc.	43,800	2,652,090
Pfizer, Inc.	124,800	4,261,920
		11,579,632
Industrials 16.2%
Aerospace & Defense 4.2%
Lockheed Martin Corp.	36,900	1,755,333
Raytheon Co.	46,050	1,512,282
		3,267,615
Air Freight & Logistics 1.7%
United Parcel Service, Inc. "B"	21,150	1,347,255
Commercial Services & Supplies 3.8%
Cendant Corp.*	107,250	1,964,820
First Data Corp.	24,600	1,019,424
		2,984,244
Industrial Conglomerates 6.5%
3M Co.	8,800	1,135,024
General Electric Co.	138,250	3,965,010
		5,100,034
Information Technology 20.8%
Communications Equipment 4.2%
Cisco Systems, Inc.*	196,850	3,285,426
Computers & Peripherals 4.0%
Dell Computer Corp.*	97,500	3,116,100
Semiconductor Equipment & Products 4.8%
Intel Corp.	142,650	2,964,838
Linear Technology Corp.	6,550	210,976
STMicroelectronics NV (New York shares)	30,600	636,174
		3,811,988
Software 7.8%
Microsoft Corp.	177,400	4,543,214
Oracle Corp.*	84,850	1,019,897
VERITAS Software Corp.*	18,000	516,060
		6,079,171
Total Common Stocks (Cost $71,761,270)		77,505,677

Cash Equivalents 1.0%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $786,502)	786,502	786,502
Total Investment Portfolio - 100.0% (Cost $72,547,772) (a)		78,292,179

Notes to SVS Eagle Focused Large Cap Growth Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $76,641,396. At June 30, 2003, net unrealized appreciation for all securities based on tax cost was $1,650,783. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,839,019 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,188,236.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $71,761,270)	$ 77,505,677
Investment in Scudder Cash Management QP Trust (cost $786,502)	786,502
Dividends receivable	52,171
Receivable for Portfolio shares sold	4,042
Total assets	78,348,392
Liabilities
Payable for investments purchased	719,567
Payable for Portfolio shares redeemed	62,238
Accrued management fee	67,465
Other accrued expenses and payables	22,384
Total liabilities	871,654
Net assets, at value	$ 77,476,738
Net Assets
Net assets consist of: Accumulated net investment loss	(5,980)
Net unrealized appreciation (depreciation) on investments	5,744,407
Accumulated net realized gain (loss)	(30,148,714)
Paid-in capital	101,887,025
Net assets, at value	$ 77,476,738
Class A Net Asset Value, offering and redemption price per share ($71,037,163 / 9,322,817 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.62
Class B Net Asset Value, offering and redemption price per share ($6,439,575 / 847,248 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.60

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $477)	$ 341,729
Interest - Scudder Cash Management QP Trust	15,044
Total Income	356,773
Expenses: Management fee	317,076
Custodian and accounting fees	22,271
Distribution service fees (Class B)	3,415
Record keeping fees (Class B)	1,284
Auditing	7,970
Legal	2,656
Trustees' fees and expenses	1,075
Reports to shareholders	3,249
Registration fees	189
Other	3,299
Total expenses, before expense reductions	362,484
Expense reductions	(22)
Total expenses, after expense reductions	362,462
Net investment income (loss)	(5,689)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(1,975,172)
Net unrealized appreciation (depreciation) during the period on investments	9,685,147
Net gain (loss) on investment transactions	7,709,975
Net increase (decrease) in net assets resulting from operations	$ 7,704,286

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ (5,689)	$ (47,565)
Net realized gain (loss) on investment transactions	(1,975,172)	(17,302,199)
Net unrealized appreciation (depreciation) on investment transactions during the period	9,685,147	(5,056,801)
Net increase (decrease) in net assets resulting from operations	7,704,286	(22,406,565)
Portfolio share transactions: Class A Proceeds from shares sold	7,012,237	35,550,657
Cost of shares redeemed	(5,275,158)	(11,232,095)
Net increase (decrease) in net assets from Class A share transactions	1,737,079	24,318,562
Class B Proceeds from shares sold	5,560,963	545,460*
Cost of shares redeemed	(90,250)	(492)*
Net increase (decrease) in net assets from Class B share transactions	5,470,713	544,968
Increase (decrease) in net assets	14,912,078	2,456,965
Net assets at beginning of period	62,564,660	60,107,695
Net assets at end of period (including accumulated net investment loss of $5,980 and $291, respectively)	$ 77,476,738	$ 62,564,660
Other Information
Class A Shares outstanding at beginning of period	9,100,995	6,353,061
Shares sold	987,504	4,226,797
Shares redeemed	(765,682)	(1,478,863)
Net increase (decrease) in Portfolio shares	221,822	2,747,934
Shares outstanding at end of period	9,322,817	9,100,995
Class B Shares outstanding at beginning of period	77,032	-
Shares sold	783,074	77,101*
Shares redeemed	(12,858)	(69)*
Net increase (decrease) in Portfolio shares	770,216	77,032
Shares outstanding at end of period	847,248	77,032

* For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2003[a]	2002	2001	2000[b]	1999[b,c]
Selected Per Share Data
Net asset value, beginning of period	$ 6.82	$ 9.46	$ 11.40	$ 12.84	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[d]	-***	(.01)	(.02)	(.05)	-***
Net realized and unrealized gain (loss) on investment transactions	.80	(2.63)	(1.92)	(1.04)	2.84
Total from investment operations	.80	(2.64)	(1.94)	(1.09)	2.84
Less distributions from: Net realized gains on investment transactions	-	-	-	(.35)	-
Net asset value, end of period	$ 7.62	$ 6.82	$ 9.46	$ 11.40	$ 12.84
Total Return (%)	11.73**	(27.91)	(17.02)	(9.02)[e]	28.40e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	71	62	60	28	3
Ratio of expenses before expense reductions (%)	1.07*	1.03	1.13	1.33	7.49*
Ratio of expenses after expense reductions (%)	1.07*	1.03	1.11	1.02	1.10*
Ratio of net investment income (loss) (%)	-***	(.08)	(.21)	(.37)	(.19)*
Portfolio turnover rate (%)	127*	123	98	323	336*

a For the six months ended June 30, 2003 (Unaudited).
b On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c For the period from October 29, 1999 (commencement of operations) to December 31, 1999.
d Based on average shares outstanding during the period.
e Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005

Class B

	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.81	$ 7.61
Income (loss) from investment operations: Net investment income (loss)[c]	(.02)	.01
Net realized and unrealized gain (loss) on investment transactions	.81	(.81)
Total from investment operations	.79	(.80)
Net asset value, end of period	$ 7.60	$ 6.81
Total Return (%)	11.60**	(10.51)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6.5
Ratio of expenses (%)	1.41*	1.30*
Ratio of net investment income (loss) (%)	(.34)*	.21*
Portfolio turnover rate (%)	127*	123

a For the six months ended June 30, 2003 (Unaudited).
b For the period July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized
** Not annualized

Management Summary June 30, 2003

SVS Focus Value+Growth Portfolio

The portfolio (Class A shares) gained 12.78% in the semiannual period and outperformed its benchmark, the S&P 500 index, which returned 11.76%. The broader market and the portfolio have benefited from a post-war rally that allowed investors to focus more on improving economic and market fundamentals rather than on headlines.

The holdings in the value portion of the portfolio gained, helped mostly by the portfolio's financial, retail and tobacco stocks. Within the financial sector, performance of banks and savings and loans was strong, while performance of diversified financial stocks came under temporary pressure. A couple of the sleeve's retailers more than doubled in price. Despite volatility early in the period, Altria Group, the parent company of tobacco producer Philip Morris USA, rallied when a Florida court dismissed a class-action lawsuit against the tobacco companies. The pharmaceutical companies lagged, but Dreman, the portfolio's value subadvisor, believes that the recent setback is temporary.

Information technology and energy holdings in the growth portion of the portfolio contributed most to absolute performance. Information technology and consumer discretionary stocks represent two of the larger positions. Semiconductor stocks have performed exceptionally well as many companies have improved their competitive position by reducing costs. The managers expect that demand for semiconductors will rise due to lean inventory levels within the tech sector. Holdings in more defensive areas such as industrials and consumer staples represent smaller positions. Select holdings within the consumer staples and consumer discretionary areas held back performance.

Both management teams believe that the economy has begun to recover and expect moderate improvement over the course of the year.

David N. Dreman
F. James Hutchinson
Co-Managers
Dreman Value Management LLC
(Subadvisor for the Value Portion of the Portfolio)

Spiros Segalas
Kathleen McCarragher
Co-Managers
Jennison Associates LLC
(Subadvisor for the Growth Portion of the Portfolio)

The Standard & Poor's (S&P) 500 index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvested dividends and capital gains and do not reflect fees and expenses; investors cannot directly access an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio June 30, 2003 (Unaudited)

SVS Focus Value+Growth Portfolio

	Shares	Value ($)

Common Stocks 97.1%
Consumer Discretionary 21.0%
Hotel Restaurants & Leisure 4.6%
Marriott International, Inc. "A"	56,900	2,186,098
Starbucks Corp.*	112,300	2,753,596
		4,939,694
Media 2.8%
Viacom, Inc. "B"*	69,600	3,038,736
Multiline Retail 2.2%
Kohl's Corp.*	45,000	2,312,100
Specialty Retail 11.4%
Bed Bath & Beyond, Inc.*	73,200	2,840,892
Best Buy Co., Inc.*	56,500	2,481,480
Borders Group, Inc.*	33,850	596,099
Home Depot, Inc.	61,265	2,029,097
Staples, Inc.*	65,440	1,200,824
Tiffany & Co.	92,100	3,009,828
		12,158,220
Consumer Staples 8.7%
Tobacco
Altria Group, Inc.	106,300	4,830,272
R.J. Reynolds Tobacco Holdings, Inc.	21,400	796,294
UST, Inc.	103,820	3,636,815
		9,263,381
Energy 5.1%
Energy Equipment & Services 3.4%
BJ Services Co.*	97,200	3,631,392
Oil & Gas 1.7%
Devon Energy Corp.	20,895	1,115,793
Kerr-McGee Corp.	16,550	741,440
		1,857,233
Financials 26.2%
Banks 7.1%
FleetBoston Financial Corp.	43,800	1,301,298
PNC Financial Services Group	18,910	922,997
Sovereign Bancorp, Inc.	52,610	823,347
US Bancorp.	31,300	766,850
Washington Mutual, Inc.	91,951	3,797,576
		7,612,068
Diversified Financials 17.0%
American Express Co.	67,700	2,830,537
Fannie Mae	89,050	6,005,532
Freddie Mac	122,550	6,221,864
Merrill Lynch & Co., Inc.	66,900	3,122,892
		18,180,825
	Shares	Value ($)

Insurance 2.1%
American International Group, Inc.	40,300	2,223,754
Health Care 15.4%
Biotechnology 3.5%
Amgen, Inc.*	57,200	3,771,768
Health Care Providers & Services 0.5%
HCA, Inc.	16,575	531,063
Pharmaceuticals 11.4%
Allergan, Inc.	28,700	2,212,770
AstraZeneca Group PLC	37,700	1,537,029
Bristol-Myers Squibb Co.	134,050	3,639,458
Merck & Co., Inc.	55,450	3,357,498
Schering-Plough Corp.	74,900	1,393,140
		12,139,895
Industrials 2.7%
Industrial Conglomerates
3M Co.	18,100	2,334,534
Tyco International Ltd.	28,150	534,287
		2,868,821
Information Technology 16.6%
Communications Equipment 2.8%
Cisco Systems, Inc.*	178,400	2,977,496
Computers & Peripherals 3.4%
Dell Computer Corp.*	112,500	3,595,500
IT Consulting & Services 3.4%
Electronic Data Systems Corp.	171,875	3,686,719
Semiconductor Equipment & Products 3.8%
Applied Materials, Inc.*	125,800	1,995,188
Xilinx, Inc.*	82,600	2,090,606
		4,085,794
Software 3.2%
Microsoft Corp.	134,100	3,434,301
Utilities 1.4%
Gas Utilities 0.9%
El Paso Corp.	123,635	998,971
Multi-Utilities & Unregulated Power 0.5%
Mirant Corp.*	53,850	156,165
Reliant Resources, Inc.*	54,050	331,327
		487,492
Total Common Stocks (Cost $104,744,824)		103,795,223

Cash Equivalents 2.9%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $3,100,643)	3,100,643	3,100,643
Total Investment Portfolio - 100.0% (Cost $107,845,467) (a)		106,895,866

Notes to SVS Focus Value+Growth Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $109,801,737. At June 30, 2003, net unrealized depreciation for all securities based on tax cost was $2,905,871. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,589,054 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,494,925.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $104,744,824)	$ 103,795,223
Investment in Scudder Cash Management QP Trust (cost $3,100,643)	3,100,643
Cash	20,000
Dividends receivable	151,721
Receivable for Portfolio shares sold	55,641
Other assets	1,063
Total assets	107,124,291
Liabilities
Payable for investment purchased	122,152
Payable for Portfolio shares redeemed	63,422
Accrued management fee	71,642
Other accrued expenses and payables	26,491
Total liabilities	283,707
Net assets, at value	$ 106,840,584
Net Assets
Net assets consist of: Undistributed net investment income	456,506
Net unrealized appreciation (depreciation) on investments	(949,601)
Accumulated net realized gain (loss)	(37,358,281)
Paid-in capital	144,691,960
Net assets, at value	$ 106,840,584
Class A Net Asset Value, offering and redemption price per share ($103,283,350 / 9,576,870 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.78
Class B Net Asset Value, offering and redemption price per share ($3,557,234 / 330,099 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.78

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends	$ 897,905
Interest - Scudder Cash Management QP Trust	11,482
Total Income	909,387
Expenses: Management fee	367,598
Custodian fees	5,504
Distribution service fees (Class B)	2,228
Record keeping fees (Class B)	768
Auditing	7,952
Legal	1,924
Trustees' fees and expenses	1,093
Reports to shareholders	6,736
Other	3,380
Total expenses, before expense reductions	397,183
Expense reductions	(3)
Total expenses, after expense reductions	397,180
Net investment income (loss)	512,207
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(3,713,731)
Net unrealized appreciation (depreciation) during the period on investments	15,347,635
Net gain (loss) on investment transactions	11,633,904
Net increase (decrease) in net assets resulting from operations	$ 12,146,111

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ 512,207	$ 880,908
Net realized gain (loss) on investment transactions	(3,713,731)	(20,649,623)
Net unrealized appreciation (depreciation) on investment transactions during the period	15,347,635	(17,574,809)
Net increase (decrease) in net assets resulting from operations	12,146,111	(37,343,524)
Distributions to shareholders from: Net investment income Class A	(861,563)	(658,082)
Class B	(12,687)	-
Portfolio share transactions: Class A Proceeds from shares sold	3,147,411	16,876,950
Reinvestment of distributions	861,563	658,082
Cost of shares redeemed	(9,033,813)	(21,961,063)
Net increase (decrease) in net assets from Class A share transactions	(5,024,839)	(4,426,031)
Class B Proceeds from shares sold	3,051,633	389,225*
Reinvestment of distributions	12,687	-*
Cost of shares redeemed	(237,257)	(409)*
Net increase (decrease) in net assets from Class B share transactions	2,827,063	388,816
Increase (decrease) in net assets	9,074,085	(42,038,821)
Net assets at beginning of period	97,766,499	139,805,320
Net assets at end of period (including undistributed net investment income of $456,506 and $818,549, respectively)	$ 106,840,584	$ 97,766,499
Other Information
Class A Shares outstanding at beginning of period	10,089,997	10,690,065
Shares sold	315,341	1,436,043
Shares issued to shareholders in reinvestment of distributions	93,142	49,742
Shares redeemed	(921,610)	(2,085,853)
Net increase (decrease) in Portfolio shares	(513,127)	(600,068)
Shares outstanding at end of period	9,576,870	10,089,997
Class B Shares outstanding at beginning of period	39,304	-
Shares sold	311,998	39,344*
Shares issued to shareholders in reinvestment of distributions	1,371	-*
Shares redeemed	(22,574)	(40)*
Net increase (decrease) in Portfolio shares	290,795	39,304
Shares outstanding at end of period	330,099	39,304

* For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2003[a]	2002	2001	2000[b]	1999[b]	1998[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.65	$ 13.08	$ 16.55	$ 18.96	$ 16.71	$ 14.25
Income (loss) from investment operations: Net investment income (loss)	.05[c]	.08[c]	.09[c]	.12[c]	.08[c]	.08
Net realized and unrealized gain (loss) on investment transactions	1.17	(3.45)	(2.41)	(.73)	2.62	2.78
Total from investment operations	1.22	(3.37)	(2.32)	(.61)	2.70	2.86
Less distributions from: Net investment income	(.09)	(.06)	(.10)	(.10)	(.10)	-
Net realized gains on investment transactions	-	-	(1.05)	(1.70)	(.35)	(.40)
Total distributions	(.09)	(.06)	(1.15)	(1.80)	(.45)	(.40)
Net asset value, end of period	$ 10.78	$ 9.65	$ 13.08	$ 16.55	$ 18.96	$ 16.71
Total Return (%)	12.78**	(25.89)	(14.35)	(3.90)	16.52	20.17
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	103	97	140	153	172	152
Ratio of expenses before expense reductions (%)	.80*	.81	.79	.81	.83	.78
Ratio of expenses after expense reductions (%)	.80*	.81	.79	.81	.82	.78
Ratio of net investment income (loss) (%)	1.05*	.73	.64	.66	.46	.80
Portfolio turnover rate (%)	57*	109	180	39	102	102

a For the six months ended June 30, 2003 (Unaudited).
b On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to June 30, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Class B

	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.63	$ 10.74
Income (loss) from investment operations: Net investment income (loss)[c]	.03	.08
Net realized and unrealized gain (loss) on investment transactions	1.18	(1.19)
Total from investment operations	1.21	(1.11)
Less distributions from: Net investment income	(.06)	-
Net asset value, end of period	$ 10.78	$ 9.63
Total Return (%)	12.73**	(10.34)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4.4
Ratio of expenses (%)	1.15*	1.06*
Ratio of net investment income (loss) (%)	.71*	1.64*
Portfolio turnover rate (%)	57*	109

a For the six months ended June 30, 2003 (Unaudited).
b For the period July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized
** Not annualized

Management Summary June 30, 2003

SVS Index 500 Portfolio

SVS Index 500 Portfolio provided strong positive performance, though it slightly underperformed its benchmark, the Standard & Poor's 500 (S&P 500) index , for the six months ended June 30, 2003. In a welcome turnabout from the past three years, US equities gained ground for the six-month period. During the second quarter, the S&P 500 index was up 15.39%, marking the largest single quarterly gain for the index in four and a half years.

For the six months, sector performance within the S&P 500 index was positive across the board. Financials, information technology and consumer discretionary were the best-performing sectors. Telecommunications services, materials and consumer staples were the worst-performing sectors for the semiannual period. The financials sector continued to be the largest weight within the S&P 500 index through the period, accounting at June 30, 2003 for 20.1% of the index's market capitalization. However, the biggest changes in weighting within the index during the first half of the year came from the consumer staples, information technology and utilities sectors, which each grew in weighting, and from the consumer discretionary, industrials and telecommunication services sectors, which each declined in index weighting.

The best semiannual returns among the S&P 500 index stocks came from General Electric, Citigroup and Intel. The worst-performing individual stocks based on total return were AIG, SBC Communications and AT&T.

Patrick Cannon
Lead Manager
Northern Trust Investments, Inc., Subadvisor to the Portfolio

The Standard & Poor's (S&P) 500 index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvested dividends and capital gains and do not reflect fees or expenses; investors cannot directly access an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio June 30, 2003 (Unaudited)

SVS Index 500 Portfolio

	Shares	Value ($)

Common Stocks 98.7%
Consumer Discretionary 13.3%
Auto Components 0.2%
Cooper Tire & Rubber Co.	2,149	37,801
Dana Corp.	4,357	50,367
Delphi Corp.	16,683	143,974
Goodyear Tire & Rubber Co.	5,520	28,980
Johnson Controls, Inc.	2,615	223,844
Visteon Corp.	3,694	25,378
		510,344
Automobiles 0.6%
AutoNation, Inc.*	8,900	139,908
Ford Motor Co.	54,900	603,351
General Motors Corp.	16,734	602,424
Harley-Davidson, Inc.	9,530	379,866
		1,725,549
Hotel Restaurants & Leisure 0.9%
Carnival Corp. "A"	19,347	628,971
Darden Restaurants, Inc.	5,182	98,354
Harrah's Entertainment, Inc.*	3,319	133,557
Hilton Hotels Corp.	11,340	145,039
International Game Technology*	2,540	259,918
Marriott International, Inc. "A"	7,055	271,053
Starbucks Corp.*	11,680	286,394
Starwood Hotels & Resorts Worldwide, Inc.	5,963	170,482
Wendy's International, Inc.	3,511	101,714
YUM! Brands, Inc.*	8,854	261,724
		2,357,206
Household Durables 0.5%
American Greeting Corp. "A"*	2,100	41,244
Black & Decker Corp.	2,394	104,019
Centex Corp.	1,884	146,556
Fortune Brands, Inc.	4,509	235,370
KB Home	1,427	88,445
Leggett & Platt, Inc.	5,957	122,119
Maytag Corp.	2,448	59,780
Newell Rubbermaid, Inc.	8,046	225,288
Pulte Homes, Inc.	1,795	110,680
Snap-On, Inc.	1,793	52,051
The Stanley Works	2,685	74,106
Tupperware Corp.	1,809	25,977
Whirlpool Corp.	2,099	133,706
		1,419,341
Internet & Catalog Retailing 0.4%
eBay, Inc.*	9,400	979,292
Leisure Equipment & Products 0.2%
Brunswick Corp.	2,721	68,079
Eastman Kodak Co.	8,759	239,559
Hasbro, Inc.	5,127	89,671
Mattel, Inc.	13,163	249,044
		646,353
Media 4.1%
AOL Time Warner, Inc.*	137,340	2,209,801
	Shares	Value ($)

Clear Channel Communications, Inc.*	18,326	776,839
Comcast Corp. "A"*	68,962	2,081,269
Dow Jones & Co., Inc.	2,420	104,133
Gannett Co., Inc.	8,032	616,938
Interpublic Group of Companies, Inc.	11,699	156,533
Knight-Ridder, Inc.	2,434	167,776
McGraw-Hill, Inc.	5,827	361,274
Meredith Corp.	1,500	66,000
Monster Worldwide, Inc.*	3,456	68,187
New York Times Co. "A"	4,561	207,526
Omnicom Group, Inc.	5,631	403,743
Tribune Co.	9,188	443,780
Univision Communications, Inc. "A"*	6,800	206,720
Viacom, Inc. "B"*	53,114	2,318,957
Walt Disney Co.	62,246	1,229,359
		11,418,835
Multiline Retail 3.8%
Big Lots, Inc.*	3,492	52,520
Costco Wholesale Corp.*	14,203	519,830
Dillard's, Inc. "A"	2,551	34,362
Dollar General Corp.	10,012	182,819
Family Dollar Stores, Inc.	5,179	197,579
Federated Department Stores, Inc.*	5,728	211,077
J.C. Penny Co., Inc.	8,067	135,929
Kohl's Corp.*	10,141	521,045
Nordstrom, Inc.	4,138	80,774
Sears, Roebuck & Co.	9,523	320,354
Target Corp.	27,229	1,030,345
The May Department Stores Co.	8,600	191,436
Wal-Mart Stores, Inc.	132,396	7,105,693
		10,583,763
Specialty Retail 2.2%
AutoZone, Inc.*	2,909	220,997
Bed Bath & Beyond, Inc.*	9,280	360,157
Best Buy Co., Inc.*	9,684	425,321
Circuit City Stores - Circuit City Group	6,323	55,642
Home Depot, Inc.	69,755	2,310,286
Lowe's Companies, Inc.	23,448	1,007,092
Office Depot, Inc.*	9,303	134,987
RadioShack Corp.	5,070	133,392
Sherwin-Williams Co.	4,604	123,756
Staples, Inc.*	14,493	265,947
The Gap, Inc.	26,784	502,468
Tiffany & Co.	4,400	143,792
TJX Companies, Inc.	15,804	297,747
Toys ''R'' Us, Inc.*	6,392	77,471
		6,059,055
Textiles, Apparel & Luxury Goods 0.4%
Jones Apparel Group, Inc.*	3,966	116,045
Liz Claiborne, Inc.	3,266	115,127
NIKE, Inc. "B"	7,889	421,983
Reebok International Ltd.*	1,818	61,139
The Limited, Inc.	15,781	244,606
	Shares	Value ($)

VF Corp.	3,321	112,814
		1,071,714
Consumer Staples 9.1%
Beverages 2.8%
Adolph Coors Co. "B"	1,168	57,209
Anheuser-Busch Companies, Inc.	25,418	1,297,589
Brown-Forman Corp. "B"	1,790	140,730
Coca-Cola Enterprises, Inc.	13,476	244,589
Pepsi Bottling Group, Inc.	8,400	168,168
PepsiCo, Inc.	51,773	2,303,899
The Coca-Cola Co.	74,856	3,474,067
		7,686,251
Food & Drug Retailing 1.0%
CVS Corp.	11,784	330,306
Kroger Co.*	22,789	380,121
Safeway, Inc.*	13,271	271,525
Supervalu, Inc.	4,070	86,772
Sysco Corp.	19,624	589,505
Walgreen Co.	30,779	926,448
Winn-Dixie Stores, Inc.	4,257	52,404
		2,637,081
Food Products 1.6%
Albertson's, Inc.	11,404	218,957
Archer-Daniels-Midland Co.	19,371	249,305
Campbell Soup Co.	12,299	301,326
ConAgra Foods, Inc.	16,122	380,479
General Mills, Inc.	11,027	522,790
H.J. Heinz Co.	10,559	348,236
Hershey Foods Corp.	4,076	283,934
Kellogg Co.	12,282	422,132
McCormick & Co., Inc.	4,200	114,240
McDonald's Corp.	38,438	847,942
Sara Lee Corp.	23,506	442,148
William Wrigley Jr. Co.	6,770	380,677
		4,512,166
Household Products 2.0%
Clorox Co.	6,630	282,770
Colgate-Palmolive Co.	16,151	935,950
Kimberly-Clark Corp.	15,381	801,965
Procter & Gamble Co.	39,168	3,493,002
		5,513,687
Personal Products 0.6%
Alberto-Culver Co. "B"	1,800	91,980
Avon Products, Inc.	7,053	438,697
Gillette Co.	31,289	996,868
		1,527,545
Tobacco 1.1%
Altria Group, Inc.	61,558	2,797,196
R.J. Reynolds Tobacco Holdings, Inc.	2,500	93,025
UST, Inc.	4,911	172,032
		3,062,253
Energy 5.7%
Energy Equipment & Services 0.8%
Baker Hughes, Inc.	10,132	340,131
BJ Services Co.*	4,700	175,592
Halliburton Co.	13,091	301,093
	Shares	Value ($)

Nabors Industries Ltd.*	4,298	169,986
Noble Corp.*	4,000	137,200
Rowan Companies, Inc.*	2,977	66,685
Schlumberger Ltd.	18,221	866,773
Transocean Sedco Forex, Inc.*	9,924	218,030
		2,275,490
Oil & Gas 4.9%
Amerada Hess Corp.	2,676	131,606
Anadarko Petroleum Corp.	7,888	350,779
Apache Corp.	4,756	309,425
Ashland, Inc.	2,115	64,888
Burlington Resources, Inc.	6,014	325,177
ChevronTexaco Corp.	32,252	2,328,594
ConocoPhillips	21,282	1,166,254
Devon Energy Corp.	6,831	364,775
EOG Resources, Inc.	3,439	143,888
ExxonMobil Corp.	201,856	7,248,649
Kerr-McGee Corp.	2,970	133,056
Marathon Oil Corp.	9,622	253,540
Occidental Petroleum Corp.	11,335	380,289
Sunoco, Inc.	2,402	90,651
Unocal Corp.	7,659	219,737
		13,511,308
Financials 20.2%
Banks 8.0%
AmSouth Bancorp.	10,545	230,303
Bank of America Corp.	45,959	3,632,140
Bank of New York Co., Inc.	22,879	657,771
Bank One Corp.	34,862	1,296,169
BB&T Corp.	14,042	481,641
Charter One Financial, Inc.	6,690	208,594
Comerica, Inc.	5,246	243,939
Fifth Third Bancorp.	18,024	1,033,496
First Tennessee National Corp.	3,700	162,467
FleetBoston Financial Corp.	33,180	985,778
Golden West Financial Corp.	4,603	368,286
Huntington Bancshares, Inc.	6,910	134,883
J.P. Morgan Chase & Co.	61,348	2,096,875
KeyCorp.	12,660	319,918
Marshall & Ilsley Corp.	6,500	198,770
Mellon Financial Corp.	12,817	355,672
National City Corp.	18,270	597,612
North Fork Bancorp., Inc.	4,800	163,488
Northern Trust Corp.	7,049	294,578
PNC Financial Services Group	8,437	411,810
Regions Financial Corp.	6,564	221,732
SouthTrust Corp.	10,238	278,474
SunTrust Banks, Inc.	8,395	498,159
Synovus Financial Corp.	9,082	195,263
Union Planters Corp.	5,826	180,781
US Bancorp.	57,346	1,404,977
Wachovia Corp.	40,776	1,629,409
Washington Mutual, Inc.	28,168	1,163,338
Wells Fargo & Co.	50,716	2,556,086
Zions Bancorp.	2,700	136,647
		22,139,056
Diversified Financials 7.2%
American Express Co.	39,375	1,646,269
	Shares	Value ($)

Bear Stearns Companies, Inc.	3,185	230,658
Capital One Finance Corp.	6,651	327,096
Charles Schwab Corp.	40,621	409,866
Citigroup, Inc.	154,888	6,629,206
Countrywide Financial Corp.	3,831	266,523
Fannie Mae	30,065	2,027,584
Federated Investors, Inc. "B"	3,400	93,228
Franklin Resources, Inc.	7,790	304,355
Freddie Mac	21,345	1,083,686
Goldman Sachs Group, Inc.	14,200	1,189,250
Janus Capital Group, Inc.	7,356	120,638
Lehman Brothers Holdings, Inc.	7,291	484,706
MBNA Corp.	38,271	797,568
Merrill Lynch & Co., Inc.	27,899	1,302,325
Moody's Corp.	4,594	242,150
Morgan Stanley	33,534	1,433,579
Providian Financial Corp.*	8,614	79,766
SLM Corp.	13,929	545,599
State Street Corp.	9,890	389,666
T. Rowe Price Group, Inc.	3,753	141,676
		19,745,394
Insurance 4.6%
ACE Ltd.	7,800	267,462
AFLAC, Inc.	15,512	476,994
Allstate Corp.	22,224	792,286
AMBAC Financial Group, Inc.	3,167	209,814
American International Group, Inc.	78,452	4,328,981
Aon Corp.	9,283	223,535
Chubb Corp.	5,987	359,220
Cincinnati Financial Corp.	4,781	177,327
Hartford Financial Services Group, Inc.	9,064	456,463
Jefferson-Pilot Corp.	4,273	177,159
John Hancock Financial Services, Inc.	8,644	265,630
Lincoln National Corp.	5,301	188,875
Loews Corp.	5,534	261,703
Marsh & McLennan Companies, Inc.	16,122	823,351
MBIA, Inc.	4,325	210,844
MetLife, Inc.	22,800	645,696
MGIC Investment Corp.	2,977	138,847
Principal Financial Group, Inc.	9,600	309,600
Progressive Corp.	6,511	475,954
Prudential Financial, Inc.	17,000	572,050
Safeco Corp.	4,105	144,824
St. Paul Companies, Inc.	6,742	246,150
Torchmark Corp.	3,589	133,690
Travelers Property Casualty Corp. "B"	29,959	472,453
UnumProvident Corp.	8,616	115,541
XL Capital Ltd. "A"	4,000	332,000
		12,806,449
Real Estate 0.4%
Apartment Investment & Management Co. (REIT)	2,800	96,880
Equity Office Properties Trust (REIT)	12,400	334,924
Equity Residential (REIT)	8,100	210,195
Plum Creek Timber Co., Inc. (REIT)	5,600	145,320
Simon Property Group, Inc. (REIT)	5,500	214,665
		1,001,984
	Shares	Value ($)

Health Care 14.6%
Biotechnology 1.3%
Amgen, Inc.*	38,169	2,516,864
Biogen, Inc.*	4,525	171,950
Chiron Corp.*	5,600	244,832
Genzyme Corp. (General Division)*	6,400	267,520
MedImmune, Inc.*	7,548	274,521
		3,475,687
Health Care Equipment & Supplies 1.9%
Applera Corp. - Applied Biosystems Group	6,241	118,766
Bausch & Lomb, Inc.	1,682	63,075
Baxter International, Inc.	17,918	465,868
Becton, Dickinson & Co.	7,759	301,437
Biomet, Inc.	7,912	226,758
Boston Scientific Corp.*	12,677	774,565
C.R. Bard, Inc.	1,658	118,232
Guidant Corp.	9,267	411,362
Medtronic, Inc.	36,673	1,759,204
St. Jude Medical, Inc.*	5,430	312,225
Stryker Corp.	5,999	416,151
Zimmer Holdings, Inc.*	5,973	269,084
		5,236,727
Health Care Providers & Services 1.7%
Aetna, Inc.	4,750	285,950
AmerisourceBergen Corp.	3,244	224,971
Anthem, Inc.*	4,204	324,339
Cardinal Health, Inc.	13,493	867,600
CIGNA Corp.	4,184	196,397
HCA, Inc.	15,321	490,885
Health Management Associates, Inc.	7,200	132,840
Humana, Inc.*	4,900	73,990
IMS Health, Inc.	7,516	135,213
Manor Care, Inc.*	2,638	65,976
McKesson Corp.	8,590	307,007
Quest Diagnostics, Inc.*	3,191	203,586
Quintiles Transnational Corp.*	3,711	52,659
Tenet Healthcare Corp.*	14,222	165,686
UnitedHealth Group, Inc.	18,048	906,912
Wellpoint Health Networks, Inc.*	4,414	372,100
		4,806,111
Pharmaceuticals 9.7%
Abbott Laboratories	46,882	2,051,556
Allergan, Inc.	3,891	299,996
Bristol-Myers Squibb Co.	58,931	1,599,977
Eli Lilly & Co.	34,365	2,370,154
Forest Laboratories, Inc.*	10,820	592,395
Johnson & Johnson	89,244	4,613,915
King Pharmaceuticals, Inc.*	6,998	103,290
Merck & Co., Inc.	68,409	4,142,165
Pfizer, Inc.	239,070	8,164,241
Schering-Plough Corp.	45,647	849,034
Watson Pharmaceuticals, Inc.*	3,150	127,166
Wyeth	39,753	1,810,749
		26,724,638
	Shares	Value ($)

Industrials 11.3%
Aerospace & Defense 1.7%
Boeing Co.	25,968	891,222
General Dynamics Corp.	5,980	433,550
Goodrich Corp.	3,432	72,072
Honeywell International, Inc.	25,596	687,253
Lockheed Martin Corp.	13,644	649,045
Northrop Grumman Corp.	5,414	467,174
Raytheon Co.	12,197	400,549
Rockwell Collins, Inc.	5,356	131,918
United Technologies Corp.	14,057	995,657
		4,728,440
Air Freight & Logistics 1.0%
FedEx Corp.	8,996	558,022
Ryder System, Inc.	2,052	52,572
United Parcel Service, Inc. "B"	34,046	2,168,730
		2,779,324
Airlines 0.2%
Delta Air Lines, Inc.	3,694	54,228
Southwest Airlines Co.	23,298	400,726
		454,954
Building Products 0.2%
American Standard Companies, Inc.*	2,200	162,646
Crane Co.	1,814	41,051
Masco Corp.	14,426	344,060
		547,757
Commercial Services & Supplies 1.9%
Allied Waste Industries, Inc.*	6,339	63,707
Apollo Group, Inc. "A"*	5,500	339,680
Automatic Data Processing, Inc.	18,056	611,376
Avery Dennison Corp.	3,315	166,413
Cendant Corp.*	30,866	565,465
Cintas Corp.	5,200	184,288
Concord EFS, Inc.*	15,214	223,950
Convergys Corp.*	5,347	85,552
Deluxe Corp.	1,809	81,043
Equifax, Inc.	4,324	112,424
First Data Corp.	22,580	935,715
Fiserv, Inc.*	5,801	206,574
H&R Block, Inc.	5,376	232,512
Paychex, Inc.	12,148	356,058
Pitney Bowes, Inc.	7,091	272,365
R.R. Donnelley & Sons Co.	3,364	87,935
Robert Half International, Inc.*	5,500	104,170
Sabre Holdings Corp.	4,261	105,034
Waste Management, Inc.	17,782	428,368
		5,162,629
Construction & Engineering 0.0%
Fluor Corp.	2,425	81,577
McDermott International, Inc.*	1,777	11,248
		92,825
Electrical Equipment 0.4%
American Power Conversion Corp.*	6,023	93,899
Cooper Industries, Inc. "A"	2,851	117,746
Emerson Electric Co.	12,862	657,248
Molex, Inc.	5,791	156,299
	Shares	Value ($)

Power-One, Inc.*	2,582	18,461
Rockwell Automation, Inc.	5,656	134,839
Thomas & Betts Corp.*	1,927	27,845
		1,206,337
Industrial Conglomerates 4.2%
3M Co.	11,710	1,510,335
General Electric Co.	301,472	8,646,217
Textron, Inc.	4,043	157,758
Tyco International Ltd.	59,842	1,135,801
		11,450,111
Machinery 1.2%
Caterpillar, Inc.	10,517	585,376
Cummins, Inc.	1,262	45,293
Danaher Corp.	4,547	309,423
Deere & Co.	7,158	327,121
Dover Corp.	6,078	182,097
Eaton Corp.	2,216	174,200
Illinois Tool Works, Inc.	9,618	633,345
Ingersoll-Rand Co. "A"	5,111	241,853
ITT Industries, Inc.	2,719	177,986
Navistar International Corp.*	2,021	65,945
PACCAR, Inc.	3,623	244,263
Pall Corp.	3,653	82,193
Parker-Hannifin Corp.	3,598	151,080
		3,220,175
Road & Rail 0.4%
Burlington Northern Santa Fe Corp.	11,279	320,775
CSX Corp.	6,474	194,803
Norfolk Southern Corp.	11,785	226,272
Union Pacific Corp.	7,605	441,242
		1,183,092
Trading Companies & Distributors 0.1%
Genuine Parts Co.	5,209	166,740
W.W. Grainger, Inc.	2,774	129,712
		296,452
Information Technology 15.1%
Communications Equipment 2.3%
ADC Telecommunications, Inc.*	21,107	49,137
Andrew Corp.*	3,480	32,016
Avaya, Inc.*	11,204	72,378
CIENA Corp.*	13,200	68,508
Cisco Systems, Inc.*	213,349	3,560,795
Comverse Technologies, Inc.*	5,673	85,265
Corning, Inc.*	37,634	278,115
JDS Uniphase Corp.*	46,732	164,029
Lucent Technologies, Inc.*	123,169	250,033
Motorola, Inc.	72,030	679,243
QUALCOMM, Inc.	23,914	854,926
Scientific-Atlanta, Inc.	4,668	111,285
Tellabs, Inc.*	12,524	82,283
		6,288,013
Computers & Peripherals 3.9%
Apple Computer, Inc.*	10,791	206,324
Dell Computer Corp.*	77,347	2,472,010
EMC Corp.*	65,948	690,476
Gateway, Inc.*	8,277	30,211
Hewlett-Packard Co.	93,519	1,991,955
	Shares	Value ($)

International Business Machines Corp.	51,963	4,286,948
Lexmark International, Inc.*	3,770	266,803
NCR Corp.*	3,094	79,268
Network Appliance, Inc.*	10,212	165,537
Sun Microsystems, Inc.*	100,382	461,757
		10,651,289
Electronic Equipment & Instruments 0.4%
Agilent Technologies, Inc.*	14,048	274,638
Jabil Circuit, Inc.*	6,000	132,600
Millipore Corp.*	1,431	63,493
PerkinElmer, Inc.	3,920	54,135
Sanmina Corp.*	15,932	100,531
Solectron Corp.*	24,640	92,154
Symbol Technologies, Inc.	7,150	93,022
Tektronix, Inc.*	2,824	60,998
Thermo Electron Corp.*	5,105	107,307
Waters Corp.*	4,000	116,520
		1,095,398
Internet Software & Services 0.2%
Yahoo!, Inc.*	18,666	611,498
IT Consulting & Services 0.3%
Computer Sciences Corp.*	5,636	214,844
Electronic Data Systems Corp.	14,740	316,173
SunGard Data Systems, Inc.*	8,600	222,826
Unisys Corp.*	9,680	118,870
		872,713
Office Electronics 0.1%
Xerox Corp.*	22,084	233,870
Semiconductor Equipment & Products 3.2%
Advanced Micro Devices, Inc.*	10,295	65,991
Altera Corp.*	11,446	187,714
Analog Devices, Inc.*	10,928	380,513
Applied Materials, Inc.*	49,506	785,165
Applied Micro Circuits Corp.*	9,100	55,055
Broadcom Corp. "A"*	8,952	222,994
Intel Corp.	197,828	4,111,657
KLA-Tencor Corp.*	5,695	264,761
Linear Technology Corp.	9,400	302,774
LSI Logic Corp.*	11,213	79,388
Maxim Integrated Products, Inc.	9,690	331,301
Micron Technology, Inc.*	19,503	226,820
National Semiconductor Corp.*	5,501	108,480
Novellus Systems, Inc.*	4,701	172,155
NVIDIA Corp.*	4,700	108,147
PMC-Sierra, Inc.*	5,073	59,506
QLogic Corp.*	2,841	137,306
Teradyne, Inc.*	5,474	94,755
Texas Instruments, Inc.	51,895	913,352
Xilinx, Inc.*	10,130	256,390
		8,864,224
Software 4.7%
Adobe Systems, Inc.	6,870	220,321
Autodesk, Inc.	3,318	53,619
BMC Software, Inc.*	6,908	112,808
Citrix Systems, Inc.*	5,064	103,103
Computer Associates International, Inc.	17,165	382,436
Compuware Corp.*	11,946	68,928
	Shares	Value ($)

Electronic Arts, Inc.*	4,600	340,354
Intuit, Inc.*	6,100	271,633
Mercury Interactive Corp.*	2,490	96,139
Microsoft Corp.	324,148	8,301,430
Novell, Inc.*	9,975	30,723
Oracle Corp.*	160,125	1,924,703
Parametric Technology Corp.*	7,591	23,153
PeopleSoft, Inc.*	9,264	162,954
Siebel Systems, Inc.*	14,359	136,985
Symantec Corp.*	4,800	210,528
VERITAS Software Corp.*	13,080	375,004
		12,814,821
Materials 2.6%
Chemicals 1.4%
Air Products & Chemicals, Inc.	6,785	282,256
Dow Chemical Co.	28,291	875,889
E.I. du Pont de Nemours & Co.	29,890	1,244,620
Eastman Chemical Co.	2,343	74,203
Ecolab, Inc.	7,886	201,882
Engelhard Corp.	3,900	96,603
Great Lakes Chemicals Corp.	1,600	32,640
Hercules, Inc.*	3,407	33,729
International Flavors & Fragrances, Inc.	2,811	89,755
Monsanto Co.	7,920	171,389
PPG Industries, Inc.	5,105	259,028
Praxair, Inc.	4,834	290,523
Rohm & Haas Co.	6,626	205,605
Sigma-Aldrich Corp.	2,168	117,462
		3,975,584
Construction Materials 0.0%
Vulcan Materials Co.	3,010	111,581
Containers & Packaging 0.2%
Ball Corp.	1,700	77,367
Bemis Co., Inc.	1,656	77,501
Pactiv Corp.*	4,798	94,569
Sealed Air Corp.*	2,595	123,678
Temple-Inland, Inc.	1,668	71,574
		444,689
Metals & Mining 0.5%
Alcoa, Inc.	25,697	655,274
Allegheny Technologies, Inc.	2,267	14,962
Freeport-McMoRan Copper & Gold, Inc. "B"	4,387	107,482
Newmont Mining Corp.	12,115	393,253
Nucor Corp.	2,376	116,068
Phelps Dodge Corp.*	2,654	101,754
United States Steel Corp.	3,061	50,109
Worthington Industries, Inc.	2,626	35,188
		1,474,090
Paper & Forest Products 0.5%
Boise Cascade Corp.	1,769	42,279
Georgia-Pacific Corp.	7,541	142,902
International Paper Co.	14,652	523,516
Louisiana-Pacific Corp.*	3,280	35,555
MeadWestvaco Corp.	6,093	150,497
Weyerhaeuser Co.	6,532	352,728
		1,247,477
	Shares	Value ($)

Telecommunication Services 3.8%
Diversified Telecommunication Services 3.3%
ALLTEL Corp.	9,547	460,356
AT&T Corp.	24,799	477,381
BellSouth Corp.	55,767	1,485,075
CenturyTel, Inc.	4,233	147,520
Citizens Communications Co.*	8,300	106,987
Qwest Communications International, Inc.*	48,396	231,333
SBC Communications, Inc.	101,783	2,600,556
Sprint Corp.	26,678	384,163
Verizon Communications, Inc.	82,510	3,255,020
		9,148,391
Wireless Telecommunication Services 0.5%
AT&T Wireless Services, Inc.*	82,389	676,414
Nextel Communications, Inc. "A"*	31,346	566,736
Sprint Corp. (PCS Group)*	31,620	181,815
		1,424,965
Utilities 3.0%
Electric Utilities 2.3%
Allegheny Energy, Inc.	3,710	31,350
Ameren Corp.	4,797	211,548
American Electric Power Co.	11,680	348,414
CenterPoint Energy, Inc.	9,365	76,325
CINergy Corp.	5,049	185,753
CMS Energy Corp.	4,556	36,904
Consolidated Edison, Inc.	6,344	274,568
Constellation Energy Group, Inc.	4,910	168,413
Dominion Resources, Inc.	10,122	650,541
DTE Energy Co.	5,046	194,977
Edison International*	9,767	160,472
Entergy Corp.	6,631	349,984
Exelon Corp.	10,602	634,106
FirstEnergy Corp.	8,862	340,744
FPL Group, Inc.	5,508	368,210
PG&E Corp.*	12,231	258,686
Pinnacle West Capital Corp.	2,708	101,415
PPL Corp.	4,879	209,797
Progress Energy, Inc.	7,123	312,700
	Shares	Value ($)

Public Service Enterprise Group, Inc.	6,674	281,977
Southern Co.	21,398	666,762
TECO Energy, Inc.	5,400	64,746
TXU Corp.	9,626	216,104
Xcel Energy, Inc.	11,887	178,780
		6,323,276
Gas Utilities 0.4%
El Paso Corp.	17,841	144,155
KeySpan Corp.	4,732	167,749
Kinder Morgan, Inc.	3,764	205,703
NICOR, Inc.	1,406	52,177
NiSource, Inc.	7,851	149,169
Peoples Energy Corp.	1,128	48,380
Sempra Energy	6,276	179,054
		946,387
Multi-Utilities & Unregulated Power 0.3%
AES Corp.*	16,271	103,321
Calpine Corp.*	11,180	73,788
Duke Energy Corp.	26,728	533,224
Dynegy, Inc. "A"*	8,980	37,716
Mirant Corp.*	11,965	34,699
Williams Companies, Inc.	15,319	121,020
		903,768
Total Common Stocks (Cost $305,783,802)		271,987,409

	Principal Amount ($)	Value ($)

Short-Term Investments 0.1%
US Treasury Bill, 1.022%**, 7/24/2003 (c) (Cost $349,751)	350,000	349,815

	Shares	Value ($)

Cash Equivalents 1.2%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $3,220,406)	3,220,406	3,220,406
Total Investment Portfolio - 100.0% (Cost $309,353,959) (a)		275,557,630

Notes to SVS Index 500 Portfolio of Investments

* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $318,567,708. At June 30, 2003, net unrealized depreciation for all securities based on tax cost was $43,010,078. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,891,791 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $54,901,869.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) At June 30, 2003, this security, in part or in whole, has been segregated to cover initial margin requirements for open futures contracts.
At June 30, 2003, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Net Unrealized Appreciation (Depreciation) ($)
S&P 500 Index Future	9/19/2003	15	3,672,290	3,649,875	(22,415)
Total net unrealized depreciation on open futures contracts					(22,415)

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $306,133,553)	$ 272,337,224
Investment in Scudder Cash Management QP Trust (cost $3,220,406)	3,220,406
Cash	10,000
Dividends receivable	330,318
Interest receivable	3,550
Receivable for Portfolio shares sold	297,727
Other assets	32
Total assets	276,199,257
Liabilities
Payable for Portfolio shares redeemed	451,425
Payable for daily variation margin on open futures contracts	3,950
Accrued management fee	78,725
Other accrued expenses and payables	28,181
Total liabilities	562,281
Net assets, at value	$ 275,636,976
Net Assets
Net assets consist of: Undistributed net investment income	1,390,561
Net unrealized appreciation (depreciation) on: Investments	(33,796,329)
Futures	(22,415)
Accumulated net realized gain (loss)	(31,600,502)
Paid-in capital	339,665,661
Net assets, at value	$ 275,636,976
Class A Net Asset Value, offering and redemption price per share ($261,097,242 / 35,898,297 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.27
Class B Net Asset Value, offering and redemption price per share ($14,539,734 / 2,002,517 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.26

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $236)	$ 2,164,236
Interest	2,024
Interest - Scudder Cash Management QP Trust	22,517
Total Income	2,188,777
Expenses: Management fee	450,432
Custodian and accounting fees	75,580
Distribution service fees (Class B)	6,890
Record keeping fees (Class B)	2,700
Auditing	21,524
Legal	3,603
Trustees' fees and expenses	2,201
Reports to shareholders	10,706
Registration fees	265
Other	11,450
Total expenses, before expense reductions	585,351
Expense reductions	(13)
Total expenses, after expense reductions	585,338
Net investment income (loss)	1,603,439
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(8,776,995)
Futures	524,166
(8,252,829)
Net unrealized appreciation (depreciation) during the period on: Investments	34,546,359
Futures	11,113
34,557,472
Net gain (loss) on investment transactions	26,304,643
Net increase (decrease) in net assets resulting from operations	$ 27,908,082

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ 1,603,439	$ 2,812,725
Net realized gain (loss) on investment transactions	(8,252,829)	(16,252,217)
Net unrealized appreciation (depreciation) on investment transactions during the period	34,557,472	(50,530,051)
Net increase (decrease) in net assets resulting from operations	27,908,082	(63,969,543)
Distributions to shareholders from: Net investment income Class A	(2,840,811)	(1,192,208)
Class B	(39,707)	-
Portfolio share transactions: Class A Proceeds from shares sold	29,500,614	119,237,391
Reinvestment of distributions	2,840,811	1,192,208
Cost of shares redeemed	(27,933,564)	(42,059,224)
Net increase (decrease) in net assets from Class A share transactions	4,407,861	78,370,375
Class B Proceeds from shares sold	12,519,123	1,181,765*
Reinvestment of distributions	39,707	-*
Cost of shares redeemed	(56,772)	(528)*
Net increase (decrease) in net assets from Class B share transactions	12,502,058	1,181,237
Increase (decrease) in net assets	41,937,483	14,389,861
Net assets at beginning of period	233,699,493	219,309,632
Net assets at end of period (including undistributed net investment income of $1,390,561 and $2,667,640, respectively)	$ 275,636,976	$ 233,699,493
Other Information
Class A Shares outstanding at beginning of period	35,202,430	25,657,004
Shares sold	4,451,616	15,320,978
Shares issued to shareholders in reinvestment of distributions	450,208	139,931
Shares redeemed	(4,205,957)	(5,915,483)
Net increase (decrease) in Portfolio shares	695,867	9,545,426
Shares outstanding at end of period	35,898,297	35,202,430
Class B Shares outstanding at beginning of period	175,906	-
Shares sold	1,828,318	175,980*
Shares issued to shareholders in reinvestment of distributions	6,293	-*
Shares redeemed	(8,000)	(74)*
Net increase (decrease) in Portfolio shares	1,826,611	175,906
Shares outstanding at end of period	2,002,517	175,906

* For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2003[a]	2002	2001	2000[b]	1999[b,c]
Selected Per Share Data
Net asset value, beginning of period	$ 6.61	$ 8.55	$ 9.78	$ 10.96	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[d]	.04	.09	.08	.10	.10
Net realized and unrealized gain (loss) on investment transactions	.70	(1.99)	(1.26)	(1.18)	.86
Total from investment operations	.74	(1.90)	(1.18)	(1.08)	.96
Less distributions from: Net investment income	(.08)	(.04)	(.05)	(.05)	-
Net realized gains on investment transactions	-	-	-	(.05)	-
Total distributions	(.08)	(.04)	(.05)	(.10)	-
Net asset value, end of period	$ 7.27	$ 6.61	$ 8.55	$ 9.78	$ 10.96
Total Return (%)	11.38**	(22.34)	(12.05)[e]	(9.93)[e]	9.55e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	261	233	219	102	32
Ratio of expenses before expense reductions (%)	.47*	.48	.65	.88	.84*
Ratio of expenses after expense reductions (%)	.47*	.48	.55	.54	.55*
Ratio of net investment income (loss) (%)	1.32*	1.16	.88	.90	3.72*
Portfolio turnover rate (%)	9*	6	13	20	1*

a For the six months ended June 30, 2003 (Unaudited).
b On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c For the period from September 1, 1999 (commencement of operations) to December 31, 1999.
d Based on average shares outstanding during the period.
e Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Class B

	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.59	$ 7.21
Income (loss) from investment operations: Net investment income (loss)[c]	.03	.05
Net realized and unrealized gain (loss) on investment transactions	.71	(.67)
Total from investment operations	.74	(.62)
Less distributions from: Net investment income	(.07)	-
Net asset value, end of period	$ 7.26	$ 6.59
Total Return (%)	11.32**	(8.60)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15	1
Ratio of expenses (%)	.82*	.69*
Ratio of net investment income (loss) (%)	.97*	1.42*
Portfolio turnover rate (%)	9*	6

a For the six months ended June 30, 2003 (Unaudited).
b For the period July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized ** Not annualized

Management Summary June 30, 2003

SVS INVESCO Dynamic Growth Portfolio

During the first three months of the year, stocks struggled and war-wary investors stuck to the sidelines. However, in the second quarter, a sharp rally ensued, fueled in part by a swifter-than-expected conclusion to the war in Iraq, Congress's passage of a tax relief package, and extremely low interest rates. Thanks to this turnaround in the second quarter, all of the major stock market indexes finished the semiannual period significantly higher.

Given the market's renewed appetite for more aggressive investments as the period progressed, SVS INVESCO Dynamic Growth Portfolio's emphasis on mid-cap growth stocks worked to its advantage. Indeed, the portfolio enjoyed a substantial gain of 15.13% (Class A shares) during the first half of 2003, versus an 18.74% return for its benchmark, the Russell Midcap Growth Index. While every market sector represented in the portfolio advanced, some areas were especially beneficial to performance. For example, the portfolio's wireless telecommunication services stocks demonstrated positive fundamental trends throughout the period, which aided their returns. Holdings in market-sensitive financial names and biotechnology stocks also outperformed.

Our technology holdings produced mixed results. On the one hand, the portfolio's software, communications equipment and Internet holdings all posted impressive gains. On the other hand, the portfolio's tech stocks failed to keep pace with their Russell Midcap Growth Index counterparts, which had a negative effect in terms of relative performance.

Looking ahead, we are confident the business environment will improve in the second half, and believe the portfolio is well-positioned should market conditions remain favorable.

Timothy J. Miller
Lead Manager
INVESCO, Subadvisor to the Portfolio

Russell Midcap Growth Index is an unmanaged index composed of common stocks of mid-cap companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvested dividends and capital gains and do not reflect fees or expenses; investors cannot directly access an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio June 30, 2003 (Unaudited)

SVS INVESCO Dynamic Growth Portfolio

	Shares	Value ($)

Common Stocks 93.1%
Consumer Discretionary 16.2%
Hotel Restaurants & Leisure 3.8%
CBRL Group, Inc.	9,600	373,056
Harrah's Entertainment, Inc.*	4,500	181,080
Hilton Hotels Corp.	13,800	176,502
Outback Steakhouse, Inc.	4,100	159,900
Starbucks Corp.*	10,300	252,556
Wynn Resorts Ltd.*	600	10,614
		1,153,708
Household Durables 0.4%
Garmin Ltd.*	3,000	119,610
Leisure Equipment & Products 0.7%
Mattel, Inc.	11,600	219,472
Media 7.8%
Cablevision Systems Corp. New York Group "A"*	8,000	166,080
Cox Communications, Inc. "A"*	11,400	363,660
Cox Radio, Inc. "A"*	4,100	94,751
EchoStar Communications Corp. "A"*	11,550	399,861
Entercom Communications Corp.*	3,900	191,139
Lamar Advertising Co.*	11,900	418,999
Marvel Enterprises, Inc.*	600	11,460
Metro-Goldwyn-Mayer, Inc.*	3,000	37,260
Omnicom Group, Inc.	3,200	229,440
Univision Communications, Inc. "A"*	8,100	246,240
Westwood One, Inc.*	6,100	206,973
		2,365,863
Multiline Retail 0.7%
Dollar Tree Stores, Inc.*	1,400	44,422
Family Dollar Stores, Inc.	4,800	183,120
		227,542
Specialty Retail 2.1%
Advance Auto Parts, Inc.*	2,100	127,890
AutoZone, Inc.*	800	60,776
Chico's FAS, Inc.*	3,700	77,885
InterActiveCorp.*	3,120	123,458
Ross Stores, Inc.	2,500	106,850
Tiffany & Co.	4,800	156,864
		653,723
Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc. "B"	3,700	197,913
Consumer Staples 1.4%
Beverages 0.1%
Constellation Brands, Inc. "A"*	1,000	31,400
Food & Drug Retailing 0.4%
United Natural Foods, Inc.*	1,400	39,396
Whole Foods Market, Inc.*	1,600	76,048
		115,444
	Shares	Value ($)

Food Products 0.9%
Bunge Ltd.	4,800	137,280
Dean Foods Co.*	4,350	137,025
		274,305
Energy 6.1%
Energy Equipment & Services 2.6%
BJ Services Co.*	1,800	67,248
Cooper Cameron Corp.*	4,600	231,748
Nabors Industries Ltd.*	1,900	75,145
Noble Corp.*	1,200	41,160
Smith International, Inc.*	8,400	308,616
Weatherford International, Ltd.*	1,900	79,610
		803,527
Oil & Gas 3.5%
Apache Corp.	4,451	289,582
EOG Resources, Inc.	600	25,104
Kerr-McGee Corp.	3,400	152,320
Murphy Oil Corp.	6,200	326,120
Pioneer Natural Resources Co.*	7,400	193,140
Talisman Energy, Inc.	1,700	77,459
		1,063,725
Financials 8.1%
Banks 1.6%
M&T Bank Corp.	1,200	101,064
Northern Trust Corp.	5,900	246,561
Synovus Financial Corp.	6,200	133,300
		480,925
Diversified Financials 4.6%
Bear Stearns Companies, Inc.	1,400	101,388
Eaton Vance Corp.	3,900	123,240
Federated Investors, Inc. "B"	2,200	60,324
Franklin Resources, Inc.	1,500	58,605
Legg Mason, Inc.	6,000	389,700
Lehman Brothers Holdings, Inc.	2,600	172,848
Neuberger Berman, Inc.	2,700	107,757
SLM Corp.	6,000	235,020
T. Rowe Price Group, Inc.	4,400	166,100
		1,414,982
Insurance 1.9%
Ambac Financial Group, Inc.	4,000	265,000
Nationwide Financial Services, Inc. "A"	4,700	152,750
Safeco Corp.	2,800	98,784
Willis Group Holding Ltd.	1,700	52,275
		568,809
Health Care 16.5%
Biotechnology 2.2%
Chiron Corp.*	1,300	56,836
Genzyme Corp. (General Division)*	4,600	192,280
Gilead Sciences, Inc.*	6,900	383,502
MedImmune, Inc.*	1,300	47,281
		679,899
	Shares	Value ($)

Health Care Equipment & Supplies 5.4%
Alcon, Inc.	9,400	429,580
Biomet, Inc.	8,200	235,012
Boston Scientific Corp.*	3,700	226,070
C.R. Bard, Inc.	800	57,048
Stryker Corp.	1,100	76,307
Varian Medical Systems, Inc.*	7,300	420,261
Zimmer Holdings, Inc.*	4,400	198,220
		1,642,498
Health Care Providers & Services 3.8%
AdvancePCS*	4,300	164,389
Anthem, Inc.*	3,600	277,740
Caremark Rx, Inc.*	7,700	197,736
Express Scripts, Inc. "A"*	1,700	115,957
First Health Group Corp.*	4,100	113,160
Health Management Associates, Inc. "A"	2,400	44,280
WellPoint Health Networks, Inc.*	2,800	236,040
		1,149,302
Pharmaceuticals 5.1%
Barr Laboratories, Inc.*	4,700	307,850
Forest Laboratories, Inc.*	10,900	596,775
Teva Pharmaceutical Industries Ltd. (ADR)	11,200	637,616
		1,542,241
Industrials 14.6%
Aerospace & Defense 0.5%
L-3 Communications Holdings, Inc.*	3,500	152,215
Commercial Services & Supplies 9.0%
Apollo Group, Inc. "A"*	3,600	222,336
Career Education Corp.*	4,100	280,522
ChoicePoint, Inc.	4,900	169,148
Cintas Corp.	2,700	95,688
Convergys Corp.*	4,500	72,000
DST Systems, Inc.*	6,900	262,200
Fiserv, Inc.*	6,700	238,587
ITT Educational Services, Inc.*	6,900	201,825
Manpower, Inc.	8,400	311,556
Paychex, Inc.	7,300	213,963
Republic Services, Inc.*	13,000	294,710
Robert Half International, Inc.*	16,750	317,245
The BISYS Group, Inc.*	4,400	80,828
		2,760,608
Electrical Equipment 0.7%
Molex, Inc.	7,600	205,124
Machinery 3.4%
Cummins, Inc.	2,400	86,136
Danaher Corp.	1,400	95,270
Donaldson Co., Inc.	700	31,115
Eaton Corp.	1,300	102,193
Illinois Tool Works, Inc.	3,800	250,230
ITT Industries, Inc.	2,100	137,466
Navistar International Corp.*	3,900	127,257
SPX Corp.*	4,400	193,864
		1,023,531
	Shares	Value ($)

Road & Rail 0.5%
Arkansas Best Corp.	6,700	159,393
Trading Companies & Distributors 0.5%
Fastenal Co.	4,500	152,730
Information Technology 24.6%
Communications Equipment 3.8%
ADC Telecommunications, Inc.*	37,600	87,533
Alcatel Alsthom (ADR)	16,900	151,255
Corning, Inc.*	21,700	160,363
Emulex Corp.*	7,000	159,390
JDS Uniphase Corp.*	20,500	71,955
Juniper Networks, Inc.*	8,300	102,671
Nortel Networks Corp.*	33,200	89,640
UTStarcom, Inc.*	9,800	348,586
		1,171,393
Computers & Peripherals 1.9%
EMC Corp.*	9,900	103,653
Lexmark International, Inc. "A"*	3,700	261,849
Network Appliance, Inc.*	13,100	212,351
		577,853
Internet Software & Services 3.1%
Check Point Software Technologies Ltd.*	12,100	236,555
Expedia, Inc.*	1,600	122,688
VeriSign, Inc.*	11,800	163,194
Yahoo!, Inc.*	12,500	409,500
		931,937
IT Consulting & Services 0.8%
Affiliated Computer Services, Inc. "A"*	2,200	100,606
SunGard Data Systems, Inc.*	5,300	137,323
		237,929
Semiconductor Equipment & Products 6.7%
Altera Corp.*	11,933	195,701
Applied Micro Circuits Corp.*	7,500	45,375
ASML Holding NV*	14,700	140,532
Broadcom Corp. "A"*	6,700	166,897
Conexant Systems, Inc.*	19,100	78,310
KLA-Tencor Corp.*	6,100	283,589
Lam Research Corp.*	8,330	151,689
Linear Technology Corp.	6,650	214,197
Maxim Integrated Products, Inc.	3,100	105,989
Microchip Technology, Inc.	11,550	282,975
Mindspeed Technologies, Inc.*	6,367	17,190
Novellus Systems, Inc.*	5,500	201,416
PMC-Sierra, Inc.*	6,000	70,380
Vitesse Semiconductor Corp.*	7,900	38,868
Xilinx, Inc.*	2,200	55,682
		2,048,790
Software 8.3%
Adobe Systems, Inc.	6,200	198,834
Amdocs Ltd.*	15,800	379,200
Autodesk, Inc.	4,300	69,488
BEA Systems, Inc.*	11,300	122,718
Business Objects SA (ADR)*	3,200	70,240
	Shares	Value ($)

CDW Corp.*	5,650	258,770
Cognos, Inc.*	3,500	94,500
Intuit, Inc.*	4,400	195,932
Mercury Interactive Corp.*	3,000	115,830
Network Associates, Inc.*	5,700	72,276
Siebel Systems, Inc.*	23,100	220,374
Symantec Corp.*	3,900	171,054
Synopsys Ltd.*	2,400	148,440
VERITAS Software Corp.*	13,869	397,624
		2,515,280
Materials 0.9%
Chemicals 0.8%
Praxair, Inc.	4,200	252,420
Containers & Packaging 0.1%
Ball Corp.	800	36,408
Telecommunication Services 2.3%
Wireless Telecommunication Services
AT&T Wireless Services, Inc.*	17,000	139,570
Nextel Communications, Inc. "A"*	15,400	278,432
Nextel Partners, Inc. "A"*	16,600	121,180
Sprint Corp. (PCS Group)*	25,300	145,475
		684,657
	Shares	Value ($)

Other 2.4%
Biotech HOLDRs Trust	2,600	320,450
iShares Russell Midcap Growth Index Fund	100	6,164
iShares S&P Midcap 400/BARRA Growth Index Fund	400	40,900
Semiconductor HOLDRs Trust	4,300	121,819
Software HOLDRs Trust	7,300	230,534
		719,867
Total Common Stocks (Cost $23,926,102)		28,335,023

Warrants 0.2%
Expedia, Inc.* (Cost $9,359)	1,220	66,539

Cash Equivalents 6.7%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $2,025,749)	2,025,749	2,025,749
Total Investment Portfolio - 100.0% (Cost $25,961,210) (a)		30,427,311

Notes to SVS INVESCO Dynamic Growth Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $26,912,912. At June 30, 2003, net unrealized appreciation for all securities based on tax cost was $3,514,399. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,434,608 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $920,209.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
HOLDRs: Holding Company Depositary Receipts

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $23,935,461)	$ 28,401,562
Investment in Scudder Cash Management QP Trust (cost $2,025,749)	2,025,749
Cash	10,000
Receivable for investments sold	81,208
Dividends receivable	9,857
Receivable for Portfolio shares sold	62,187
Foreign taxes recoverable	654
Total assets	30,591,217
Liabilities
Payable for investments purchased	159,758
Payable for Portfolio shares redeemed	43
Accrued management fee	23,814
Other accrued expenses and payables	12,521
Total liabilities	196,136
Net assets, at value	$ 30,395,081
Net Assets
Net assets consist of: Accumulated net investment loss	(109,130)
Net unrealized appreciation (depreciation) on investments	4,466,101
Accumulated net realized gain (loss)	(9,202,279)
Paid-in capital	35,240,389
Net assets, at value	$ 30,395,081
Class A Net Asset Value, offering and redemption price per share ($28,007,469 / 4,001,178 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.00
Class B Net Asset Value, offering and redemption price per share ($2,387,612 / 341,659 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.99

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $816)	$ 52,378
Interest - Scudder Cash Management QP Trust	8,608
Total Income	60,986
Expenses: Management fee	129,857
Custodian and accounting fees	40,630
Distribution service fees (Class B)	1,085
Record keeping fees (Class B)	438
Auditing	1,310
Legal	473
Trustees' fees and expenses	362
Reports to shareholders	1,276
Other	1,644
Total expenses, before expense reductions	177,075
Expense reductions	(7,144)
Total expenses, after expense reductions	169,931
Net investment income (loss)	(108,945)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(994,191)
Foreign related currency transactions	(45)
(994,236)
Net unrealized appreciation (depreciation) during the period on investments	4,932,370
Net gain (loss) on investment transactions	3,938,134
Net increase (decrease) in net assets resulting from operations	$ 3,829,189

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Increase (Decrease) in Net Assets
Operations: Net investment income (loss)	$ (108,945)	$ (181,519)
Net realized gain (loss) on investment transactions	(994,236)	(7,471,026)
Net unrealized appreciation (depreciation) on investment transactions during the period	4,932,370	(2,081,578)
Net increase (decrease) in net assets resulting from operations	3,829,189	(9,734,123)
Portfolio share transactions: Class A Proceeds from shares sold	1,796,503	19,978,320
Cost of shares redeemed	(2,764,220)	(8,084,086)
Net increase (decrease) in net assets from Class A share transactions	(967,717)	11,894,234
Class B Proceeds from shares sold	2,136,715	98,567*
Cost of shares redeemed	(33,875)	(140)*
Net increase (decrease) in net assets from Class B share transactions	2,102,840	98,427
Increase (decrease) in net assets	4,964,312	2,258,538
Net assets at beginning of period	25,430,769	23,172,231
Net assets at end of period (including accumulated net investment loss of $109,130 and $185, respectively)	$ 30,395,081	$ 25,430,769
Other Information
Class A Shares outstanding at beginning of period	4,165,073	2,632,079
Shares sold	277,803	2,642,531
Shares redeemed	(441,698)	(1,109,537)
Net increase (decrease) in Portfolio shares	(163,895)	1,532,994
Shares outstanding at end of period	4,001,178	4,165,073
Class B Shares outstanding at beginning of period	15,737	-
Shares sold	331,119	15,759*
Shares redeemed	(5,197)	(22)*
Net increase (decrease) in Portfolio shares	325,922	15,737
Shares outstanding at end of period	341,659	15,737

* For the period July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2003[a]	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.08	$ 8.80	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[c]	(.03)	(.05)	(.02)
Net realized and unrealized gain (loss) on investment transactions	.95	(2.67)	(1.18)[d]
Total from investment operations	.92	(2.72)	(1.20)
Net asset value, end of period	$ 7.00	$ 6.08	$ 8.80
Total Return (%)	15.13e**	(30.91)	(12.00)e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	28	25	23
Ratio of expenses before expense reductions (%)	1.35*	1.14	1.97*
Ratio of expenses after expense reductions (%)	1.30*	1.14	1.30*
Ratio of net investment income (loss) (%)	(.83)*	(.71)	(.40)*
Portfolio turnover rate (%)	88*	79	40*

a For the six months ended June 30, 2003 (Unaudited).
b For the period from May 1, 2001 (commencement of operations) to December 31, 2001.
c Based on average shares outstanding during the period.
d The amount of net realized and unrealized gain shown for a share outstanding for the period ending December 31, 2001 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values of the investments of the Portfolio.
e Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class B

	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.07	$ 6.51
Income (loss) from investment operations: Net investment income (loss)[c]	(.04)	(.03)
Net realized and unrealized gain (loss) on investment transactions	.96	(.41)
Total from investment operations	.92	(.44)
Net asset value, end of period	$ 6.99	$ 6.07
Total Return (%)	15.16d**	(6.76)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2.1
Ratio of expenses before expense reductions (%)	1.69*	1.40*
Ratio of expenses after expense reductions (%)	1.62*	1.40*
Ratio of net investment income (loss) (%)	(1.15)*	(.82)*
Portfolio turnover rate (%)	88*	79

a For the six months ended June 30, 2003 (Unaudited).
b For the period July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Management Summary June 30, 2003

SVS Janus Growth and Income Portfolio

For the six months ended June 30, 2003, the portfolio gained 9.21% (Class A shares), while the S&P 500 index gained 11.76%.

All three major stock market indices ended the period in positive territory, with the Dow Jones Industrial Average gaining 9.02%, the broad-based Standard & Poor's 500 index adding 11.76%, and the growth-oriented NASDAQ Composite Index climbing 21.51% for the six months. Although the indices performed solidly, most stocks struggled at the start of the year amid a slowing economic recovery and a looming war with Iraq. Hostilities began in mid-March and the market bounced back, followed by a rebound in consumer confidence, which had plunged to nine-year lows. Activity in the manufacturing and services sectors continued to produce mixed results, providing little in the way of clarity about the future direction of the economy as a whole. Meanwhile, the housing market remained robust, but unemployment inched higher as job growth remained elusive. Against this backdrop, the Federal Reserve cut short-term interest rates by 0.25%, stating the economy had grown at a "sub par" pace following the end to the war in Iraq.

The single biggest detractor from performance during the period was our position in tool maker Stanley Works. Meanwhile, property and casualty insurance specialist American International Group also declined, emerging as the second largest detractor from our results. Defense contractor General Dynamics, computerized transaction processor Automatic Data Processing and telecommunications provider SBC Communications rounded out our list of disappointments.

On the positive side, financial services giant Citigroup - one of our largest positions - was also our biggest contributor to performance. Three media companies, including cable and content specialist Liberty Media, interactive media company InterActiveCorp (formerly USA Interactive) and cable provider Comcast Corp. were also among our top performers. Canadian oil and gas producer Encana Corp. ranked fifth among our positive contributors.

On an absolute basis, the consumer discretionary and financial services sectors were our biggest positive contributors to performance. Both sectors represented a substantial portion of the portfolio's assets. Meanwhile, our much more modest exposure to the telecommunications services sector emerged as our only detractor from performance during the period as our lone position in the sector declined. Materials, where we also held a relatively small exposure, held back results while nonetheless providing a small positive contribution to results.

Declines by several individual technology stocks, together with our relative underweighting of this top-performing sector, caused information technology to rank as our worst-performing sector on a relative basis even as the sector contributed positively to absolute performance. Industrial stocks, an area in which we were slightly underweight relative to our benchmark, also held back performance as stocks such as General Dynamics and Automatic Data Processing - both of which are discussed above - worked against us. Meanwhile, our underweighting of consumer staples stocks - a poorly performing sector for the index - worked in our favor. Several individual stock picks in the sector also aided performance. Meanwhile, Citigroup's strong performance added to the favorable returns earned by several other financial stocks in the portfolio to lift the financial services sector to our second-best performing group overall when viewed on a relative basis. Consumer discretionary stocks, which represent the single largest exposure in the Portfolio, contributed significantly to our absolute returns but only modestly to our relative results.

David J. Corkins
Lead Manager, Janus Capital Management LLC, Subadvisor to the Portfolio

The Standard & Poor's 500 (S&P 500) index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvested dividends and capital gains and do not reflect fees or expenses; investors cannot directly access an index.

The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies. NASDAQ Composite Index is an unmanaged brand-based capitalization-weighted index of all NASDAQ National Market and Small Cap stocks.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio June 30, 2003 (Unaudited)

SVS Janus Growth and Income Portfolio

	Shares	Value ($)

Common Stocks 91.7%
Consumer Discretionary 20.3%
Hotel Restaurants & Leisure 2.6%
Fairmont Hotels & Resorts	65,356	1,496,688
Four Seasons Hotels Ltd.	13,240	572,762
Park Place Entertainment Corp.*	121,300	1,102,617
Starwood Hotels & Resorts Worldwide, Inc.	58,400	1,669,656
		4,841,723
Leisure Equipment & Products 1.1%
Mattel, Inc.	108,760	2,057,739
Media 14.3%
AOL Time Warner, Inc.*	51,950	835,875
Clear Channel Communications, Inc.*	60,585	2,568,198
Comcast Corp. "A"*	154,435	4,452,361
Cox Communications, Inc. "A"*	83,740	2,671,306
Gannett Co., Inc.	30,820	2,367,284
Lamar Advertising Co.*	42,255	1,487,798
Liberty Media Corp. "A"*	495,280	5,725,437
Viacom, Inc. "B"*	105,930	4,624,904
Walt Disney Co.	75,580	1,492,705
		26,225,868
Multiline Retail 0.8%
Wal-Mart Stores, Inc.	24,990	1,341,213
Specialty Retail 1.5%
AutoZone, Inc.*	655	49,760
Best Buy Co., Inc.*	1,340	58,853
InterActiveCorp.*	67,710	2,679,285
		2,787,898
Consumer Staples 6.5%
Beverages 3.2%
Anheuser-Busch Companies, Inc.	71,635	3,656,967
PepsiCo, Inc.	50,747	2,258,241
		5,915,208
Food & Drug Retailing 0.5%
Whole Foods Market, Inc.*	18,295	869,561
Household Products 2.8%
Colgate-Palmolive Co.	26,145	1,515,103
Procter & Gamble Co.	36,200	3,228,316
Reckitt Benkiser PLC	19,785	364,137
		5,107,556
Energy 6.7%
Oil & Gas
Anadarko Petroleum Corp.	19,630	872,946
ConocoPhillips	39,085	2,141,858
Encana Corp.	83,744	3,207,679
ExxonMobil Corp.	169,595	6,090,156
		12,312,639
Financials 21.3%
Banks 3.9%
Bank of America Corp.	33,020	2,609,570
J.P. Morgan Chase & Co.	30,715	1,049,839
Northern Trust Corp.	6,245	260,978
	Shares	Value ($)

US Bancorp.	134,002	3,283,049
		7,203,436
Diversified Financials 9.3%
CIT Group, Inc.	92,285	2,274,825
Citigroup, Inc.	203,368	8,704,155
Fannie Mae	62,580	4,220,395
Goldman Sachs Group, Inc.	22,905	1,918,294
		17,117,669
Insurance 8.1%
AFLAC, Inc.	32,770	1,007,678
American International Group, Inc.	24,770	1,366,831
Berkshire Hathaway, Inc. "B"*	1,461	3,550,230
John Hancock Financial Services, Inc.	53,415	1,641,443
Marsh & McLennan Companies, Inc.	91,585	4,677,246
MGIC Investment Corp.	27,990	1,305,454
Travelers Property Casualty Corp. "B"	76,060	1,199,466
		14,748,348
Health Care 8.6%
Health Care Equipment & Supplies 1.9%
C.R. Bard, Inc.	1,950	139,054
INAMED Corp.*	3,830	205,633
Medtronic, Inc.	67,725	3,248,768
		3,593,455
Health Care Providers & Services 1.5%
Caremark Rx, Inc.*	41,585	1,067,903
UnitedHealth Group, Inc.	32,790	1,647,698
		2,715,601
Pharmaceuticals 5.2%
Abbott Laboratories	32,460	1,420,449
Merck & Co., Inc.	25,695	1,555,832
Pfizer, Inc.	121,015	4,132,662
Roche Holding AG	30,008	2,357,550
		9,466,493
Industrials 11.8%
Aerospace & Defense 2.3%
General Dynamics Corp.	9,340	677,150
Honeywell International, Inc.	50,670	1,360,489
Lockheed Martin Corp.	45,280	2,153,970
		4,191,609
Air Freight & Logistics 0.4%
C.H. Robinson Worldwide, Inc.	21,505	764,718
Airlines 0.4%
Southwest Airlines Co.	44,485	765,142
Commercial Services & Supplies 3.5%
Automatic Data Processing, Inc.	31,345	1,061,342
Ceridian Corp.*	93,110	1,580,077
Paychex, Inc.	30,237	886,246
Valassis Communications, Inc.*	37,810	972,473
Waste Management, Inc.	79,190	1,907,687
		6,407,825
Industrial Conglomerates 4.6%
3M Co.	15,420	1,988,872
General Electric Co.	186,420	5,346,525
Tyco International Ltd.	52,170	990,187
		8,325,584
	Shares	Value ($)

Road & Rail 0.6%
Canadian National Railway Co.	21,285	1,026,285
Information Technology 13.2%
Communications Equipment 2.1%
Cisco Systems, Inc.*	131,725	2,198,490
Nokia Oyj (ADR)	103,500	1,700,505
		3,898,995
Computers & Peripherals 3.3%
Apple Computer, Inc.*	76,105	1,455,127
Dell Computer Corp.*	33,380	1,066,825
International Business Machines Corp.	25,675	2,118,188
Lexmark International, Inc.*	18,530	1,311,368
		5,951,508
IT Consulting & Services 0.4%
Accenture Ltd. "A"*	41,695	754,263
Semiconductor Equipment & Products 3.5%
Applied Materials, Inc.*	46,865	743,279
Linear Technology Corp.	45,825	1,476,023
Maxim Integrated Products, Inc.	83,000	2,837,770
NVIDIA Corp.*	14,095	324,326
Texas Instruments, Inc.	59,800	1,052,480
		6,433,878
Software 3.9%
Electronic Arts, Inc.*	15,235	1,127,238
Microsoft Corp.	234,865	6,014,893
		7,142,131
Materials 2.1%
Chemicals 1.7%
E.I. du Pont de Nemours & Co.	73,595	3,064,496
Metals & Mining 0.4%
Nucor Corp.	14,130	690,250
Telecommunication Services 0.4%
Diversified Telecommunication Services
SBC Communications, Inc.	25,370	648,203
Utilities 0.8%
Gas Utilities
Kinder Morgan, Inc.	27,250	1,489,212
Total Common Stocks (Cost $164,003,018)		167,858,506

Preferred Stocks 1.2%
Porsche AG (Cost $1,703,443)	5,333	2,245,105

Convertible Preferred Stocks 2.3%
Allied Waste Industries, Inc.	4,285	251,530
Centerpoint Energy, Inc., 2.0%, 9/15/2029*	41,585	1,306,476
	Shares	Value ($)

General Motors	41,665	930,463
General Motors Corp., Series C*	52,855	1,312,918
State Street Corp., 6.75%, 2/15/2006*	2,000	412,254
Total Convertible Preferred Stocks (Cost $4,802,732)		4,213,641

	Principal Amount ($)	Value ($)

Convertible Bonds 0.5%
Devon Energy Corp., Zero Coupon, 6/27/2020	215,000	116,638
Lamar Advertising Co.: 2.875%, 12/31/2010*	175,000	176,617
5.25%, 9/15/2006*	185,000	190,550
Sealed Air Corp., 3.0%, 6/30/2033*	397,000	395,329
Total Convertible Bonds (Cost $870,533)		879,134

Corporate Bonds 3.0%
Allied Waste North America, Inc., 7.875%, 4/15/2013	95,000	99,394
Canadian National Railway Co., 6.625%, 4/15/2008	700,000	806,516
CenturyTel, Inc., 8.375%, 10/15/2010	120,000	151,461
CMS Energy Corp., 7.625%, 11/15/2004	195,000	197,925
Cox Communications, Inc., 7.125%, 10/1/2012	870,000	1,038,896
El Paso Corp., 7.875%, 6/15/2012	140,000	129,675
Mattel, Inc.:
6.0%, 7/15/2003	85,000	85,024
6.125%, 7/15/2005	155,000	164,659
Six Flags, Inc.:
8.875%, 2/1/2010	225,000	216,000
9.5%, 2/1/2009	55,000	54,175
Wal-Mart Stores, Inc., 4.375%, 8/1/2003	1,575,000	1,579,021
USA Waste Services, Inc., 7.0%, 10/1/2004	300,000	318,157
Waste Management, Inc.:
6.375%, 12/1/2003	505,000	514,049
7.0%, 5/15/2005	135,000	145,865
Total Corporate Bonds (Cost $5,123,120)		5,500,817

	Shares	Value ($)

Cash Equivalents 1.3%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $2,376,818)	2,376,818	2,376,818
Total Investment Portfolio - 100.0% (Cost $178,879,664) (a)		183,074,021

Notes to SVS Janus Growth and Income Portfolio of Investments

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(a) The cost for federal income tax purposes was $181,809,936. At June 30, 2003, net unrealized appreciation for all securities based on tax cost was $1,264,085. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,975,229 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,711,144.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $176,502,846)	$ 180,697,203
Investment in Scudder Cash Management QP Trust (cost $2,376,818)	2,376,818
Receivable for investments sold	1,083,523
Dividends receivable	92,116
Interest receivable	89,698
Receivable for Portfolio shares sold	138,590
Foreign taxes recoverable	8,294
Unrealized appreciation on forward foreign currency exchange contracts	44,002
Other assets	1,809
Total assets	184,532,053
Liabilities
Payable for investments purchased	3,036,545
Payable for Portfolio shares redeemed	46,713
Unrealized depreciation on forward foreign currency exchange contracts	83,409
Accrued management fee	141,343
Other accrued expenses and payables	37,700
Total liabilities	3,345,710
Net assets, at value	$ 181,186,343
Net Assets
Net assets consist of: Undistributed net investment income	80,167
Net unrealized appreciation (depreciation) on: Investments	4,194,357
Foreign currency related transactions	(38,089)
Accumulated net realized gain (loss)	(58,989,212)
Paid-in capital	235,939,120
Net assets, at value	$ 181,186,343
Class A Net Asset Value, offering and redemption price per share ($174,571,649 / 22,433,591 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.78
Class B Net Asset Value, offering and redemption price per share ($6,614,694 / 850,275 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.78

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $15,734)	$ 1,097,047
Interest	252,592
Interest - Scudder Cash Management QP Trust	24,818
Total Income	1,374,457
Expenses: Management fee	805,994
Custodian and accounting fees	49,655
Distribution service fees (Class B)	3,267
Record keeping fees (Class B)	1,275
Auditing	9,948
Legal	2,904
Trustees' fees and expenses	1,546
Reports to shareholders	11,616
Registration fees	50
Other	5,783
Total expenses, before expense reductions	892,038
Expense reductions	(16)
Total expenses, after expense reductions	892,022
Net investment income (loss)	482,435
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(4,985,480)
Foreign currency related transactions	(166,354)
(5,151,834)
Net unrealized appreciation (depreciation) during the period on: Investments	20,184,815
Foreign currency related transactions	(122,255)
20,062,560
Net gain (loss) on investment transactions	14,910,726
Net increase (decrease) in net assets resulting from operations	$ 15,393,161

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002 (Restated)
Operations: Net investment income (loss)	$ 482,435	$ 979,739
Net realized gain (loss) on investment transactions	(5,151,834)	(26,556,230)
Net unrealized appreciation (depreciation) on investment transactions during the period	20,062,560	(16,745,804)
Net increase (decrease) in net assets resulting from operations	15,393,161	(42,322,295)
Distributions to shareholders from: Net investment income Class A	(1,260,686)	(1,106,501)
Class B	(10,289)	-
Portfolio share transactions: Class A Proceeds from shares sold	31,954,576	53,342,724
Reinvestment of distributions	1,260,686	1,106,501
Cost of shares redeemed	(39,924,841)	(22,409,232)
Net increase (decrease) in net assets from Class A share transactions	(6,709,579)	32,039,993
Class B Proceeds from shares sold	8,909,687	390,334*
Reinvestment of distributions	10,289	-*
Cost of shares redeemed	(2,995,804)	(699)*
Net increase (decrease) in net assets from Class B share transactions	5,924,172	389,635
Increase (decrease) in net assets	13,336,779	(10,999,168)
Net assets at beginning of period	167,849,564	178,848,732
Net assets at end of period (including undistributed net investment income of $80,167 and $868,707, respectively)	$ 181,186,343	$ 167,849,564
Other Information
Class A Shares outstanding at beginning of period	23,312,732	19,768,850
Shares sold	4,516,749	6,297,872
Shares issued to shareholders in reinvestment of distributions	180,614	123,081
Shares redeemed	(5,576,504)	(2,877,071)
Net increase (decrease) in Portfolio shares	(879,141)	3,543,882
Shares outstanding at end of period	22,433,591	23,312,732
Class B Shares outstanding at beginning of period	53,142	-
Shares sold	1,219,888	53,229*
Shares issued to shareholders in reinvestment of distributions	1,472	-*
Shares redeemed	(424,227)	(87)*
Net increase (decrease) in Portfolio shares	797,133	53,142
Shares outstanding at end of period	850,275	53,142

* For the period July 1, 2002 (commencement of Class B shares) to December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2003[a]	2002***	2001[b]	2000[c]	1999[c,d]
Selected Per Share Data		(Restated)
Net asset value, beginning of period	$ 7.18	$ 9.05	$ 10.40	$ 11.49	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[e]	.02	.04	.08	.12	-
Net realized and unrealized gain (loss) on investment transactions	.64	(1.86)	(1.36)	(1.16)	1.49
Total from investment operations	.66	(1.82)	(1.28)	(1.04)	1.49
Less distributions from: Net investment income	(.06)	(.05)	(.07)	-	-
Net realized gains on investment transactions	-	-	-	(.05)	-
Total distributions	(.06)	(.05)	(.07)	(.05)	-
Net asset value, end of period	$ 7.78	$ 7.18	$ 9.05	$ 10.40	$ 11.49
Total Return (%)	9.21**	(20.22)	(12.28)	(9.18)[f]	14.93f**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	175	167	179	104	16
Ratio of expenses before expense reductions (%)	1.05*	1.04	1.05	1.10	2.58*
Ratio of expenses after expense reductions (%)	1.05*	1.04	1.05	1.01	1.10*
Ratio of net investment income (loss) (%)	.57*	.54	.90	1.07	(.05)*
Portfolio turnover rate (%)	34*	57	48	39	53*

a For the six months ended June 30, 2003 (Unaudited).
b As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $.01, increase net realized and unrealized gains and losses by $.01 and decrease the ratio of net investment income to average net assets from .92% to .90%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
c On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Per share information, for the periods prior to December 31, 2001, has been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
d For the period from October 29, 1999 (commencement of operations) to December 31, 1999.
e Based on average shares outstanding during the period.
f Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Subsequent to December 31, 2002, these numbers have been restated to reflect an adjustment to the value of a security as of December 31, 2002. The effect of this adjustment for the year ended December 31, 2002 was to increase the net asset value per share by $0.03. The total return was also adjusted from -20.56% to -20.22% in accordance with this change (see Note L to Notes to Financial Statements).

Class B

	2003[a]	2002b***
Selected Per Share Data		(Restated)
Net asset value, beginning of period	$ 7.17	$ 7.96
Income (loss) from investment operations: Net investment income (loss)[c]	.01	.02
Net realized and unrealized gain (loss) on investment transactions	.64	(.81)
Total from investment operations	.65	(.79)
Less distributions from: Net investment income	(.04)	-
Net asset value, end of period	$ 7.78	$ 7.17
Total Return (%)	9.08**	(9.92)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7.4
Ratio of expenses (%)	1.41*	1.29*
Ratio of net investment income (loss) (%)	.21*	.48*
Portfolio turnover rate (%)	34*	57

a For the six months ended June 30, 2003 (Unaudited).
b For the period July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized
** Not annualized
*** Subsequent to December 31, 2002, these numbers have been restated to reflect an adjustment to the value of a security as of December 31, 2002. The effect of this adjustment for the year ended December 31, 2002 was to increase the net asset value per share by $0.03. The total return was also adjusted from -10.30% to -9.92% in accordance with this change (see Note L to Notes to Financial Statements).

Management Summary June 30, 2003

SVS Janus Growth Opportunities Portfolio

For the six months ended June 30, 2003, the portfolio gained 11.56% (Class A shares), while the S&P 500 index gained 11.76%.

All three major stock market indices ended the period in positive territory, with the Dow Jones Industrial Average gaining 9.02%, the broad-based Standard & Poor's 500 index adding 11.76%, and the growth-oriented NASDAQ Composite Index climbing 21.51% for the six months. Although the indices performed solidly, most stocks struggled at the start of the year amid a slowing economic recovery and a looming war with Iraq. Hostilities began in mid-March and the market bounced back, followed by a rebound in consumer confidence, which had plunged to nine-year lows. Activity in the manufacturing and services sectors continued to produce mixed results, providing little in the way of clarity about the future direction of the economy as a whole. Meanwhile, the housing market remained robust, but unemployment inched higher as job growth remained elusive. Against this backdrop, the Federal Reserve cut short-term interest rates by 0.25%, stating the economy had grown at a "sub-par" pace following the end to the war in Iraq.

The largest single detractor from performance was our position in payroll processor Automatic Data Processing. Also hurting our results was defense contractor General Dynamics (sold during the period). Other significant detractors were Anadarko Petroleum Corporation, an oil and gas exploration and production company, and mobile phone technology company Qualcomm (sold during the period). Our shares in financial services company Charles Schwab also declined during the period and subsequently detracted from the portfolio's return.

Topping our list of strong performers was our position in biotechnology company Genentech, which appreciated substantially during the period and contributed significantly to the portfolio's results. Media concern Liberty Media also helped us, as did Amgen, a global biotechnology company. Interactive entertainment software maker Electronic Arts was yet another positive contributor. Rounding out our list of top performers was VERITAS Software Corporation, a supplier of storage software products and services.

On an absolute basis the information technology and health care groups were our biggest positive contributors. A substantial portion of the portfolio's total assets under management were invested in both of these sectors during the period. The only area that detracted from the portfolio's absolute results was the industrials sector, which was a fairly small weighting in the portfolio. Although our modest exposure to energy stocks contributed a small gain to our absolute results, it, too, was among our weaker-performing sectors.

As a group, our health care stocks were also the single biggest contributors to the portfolio's relative performance. Although our exposure to the sector was very close to that of the S&P 500 index, individual stock picks significantly aided our results. Meanwhile, strong performance by individual stocks, as well as our underweight position in consumer staples, also worked in our favor. By contrast, select holdings and an overweighting in consumer discretionary stocks hurt our relative results. Our relative performance was also held back by our overweight position in energy stocks, a sector that lagged the overall market, as well as poor stock selection within this group.

Marc Pinto
Lead Manager, Janus Capital Management LLC, Subadvisor to the Portfolio

The Standard & Poor's (S&P) 500 index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvested dividends and capital gains and do not reflect fees or expenses; investors cannot directly access an index.

The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies. NASDAQ Composite Index is an unmanaged brand-based capitalization-weighted index of all NASDAQ National Market and Small Cap stocks.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio June 30, 2003 (Unaudited)

SVS Janus Growth Opportunities Portfolio

	Shares	Value ($)

Common Stocks 97.3%
Consumer Discretionary 20.6%
Hotel Restaurants & Leisure 3.6%
Hilton Hotels Corp.	204,225	2,612,038
MGM Mirage, Inc.*	58,045	1,983,978
		4,596,016
Media 11.9%
AOL Time Warner, Inc.*	139,200	2,239,728
Cablevision Systems Corp. "A"*	120,292	2,497,262
Liberty Media Corp. "A"*	427,823	4,945,634
Metro-Goldwyn-Mayer, Inc.*	70,700	878,094
Viacom, Inc. "B"*	107,515	4,694,105
		15,254,823
Multiline Retail 1.7%
Costco Wholesale Corp.*	59,005	2,159,583
Specialty Retail 3.4%
Home Depot, Inc.	50,620	1,676,534
Staples, Inc.*	81,310	1,492,039
TJX Companies, Inc.	61,950	1,167,138
		4,335,711
Consumer Staples 4.7%
Beverages 1.9%
Anheuser-Busch Companies, Inc.	48,790	2,490,730
Household Products 2.8%
Colgate-Palmolive Co.	40,875	2,368,706
Procter & Gamble Co.	13,235	1,180,297
		3,549,003
Energy 7.3%
Energy Equipment & Services 1.0%
Halliburton Co.	54,755	1,259,365
Oil & Gas 6.3%
Anadarko Petroleum Corp.	71,400	3,175,158
ExxonMobil Corp.	135,225	4,855,930
		8,031,088
Financials 21.2%
Banks 1.7%
Bank of New York Co., Inc.	75,415	2,168,181
Diversified Financials 15.9%
American Express Co.	83,185	3,477,965
Charles Schwab Corp.	188,097	1,897,899
Citigroup, Inc.	38,713	1,656,916
Fannie Mae	51,770	3,491,369
Moody's Corp.	12,875	678,641
Morgan Stanley	107,380	4,590,495
SLM Corp.	117,060	4,585,240
		20,378,525
	Shares	Value ($)

Insurance 3.6%
Allstate Corp.	76,870	2,740,416
Marsh & McLennon Companies, Inc.	37,180	1,898,783
		4,639,199
Health Care 14.6%
Biotechnology 5.4%
Amgen, Inc.*	51,210	3,376,787
Genentech, Inc.*	42,735	3,082,048
OSI Pharmaceuticals, Inc.*	11,775	379,273
		6,838,108
Health Care Providers & Services 3.5%
McKesson Corp.	37,600	1,343,824
Wellpoint Health Networks, Inc.*	37,335	3,147,341
		4,491,165
Pharmaceuticals 5.7%
Forest Laboratories, Inc.*	16,895	925,001
Johnson & Johnson	27,665	1,430,281
Mylan Laboratories, Inc.	30,085	1,046,056
Pfizer, Inc.	115,942	3,959,419
		7,360,757
Industrials 4.3%
Airlines 1.2%
Southwest Airlines Co.	86,835	1,493,562
Commercial Services & Supplies 2.1%
Automatic Data Processing, Inc.	19,295	653,329
Weight Watchers International, Inc.*	45,570	2,072,979
		2,726,308
Industrial Conglomerates 1.0%
General Electric Co.	42,390	1,215,745
Information Technology 24.6%
Communications Equipment 5.1%
Cisco Systems, Inc.*	209,000	3,488,210
Nokia Oyj (ADR)	188,170	3,091,633
		6,579,843
Computers & Peripherals 3.1%
Dell Computer Corp.*	83,340	2,663,546
Lexmark International, Inc.*	18,660	1,320,568
		3,984,114
Electronic Equipment & Instruments 1.1%
Flextronics International Ltd.*	137,910	1,432,885
Semiconductor Equipment & Products 5.2%
Applied Materials, Inc.*	184,890	2,932,355
Linear Technology Corp.	72,385	2,331,521
Texas Instruments, Inc.	76,815	1,351,944
		6,615,820
	Shares	Value ($)

Software 10.1%
Electronic Arts, Inc.*	31,585	2,336,974
Intuit, Inc.*	36,030	1,604,416
Microsoft Corp.	209,530	5,366,063
Oracle Corp.*	140,255	1,685,865
VERITAS Software Corp.*	66,985	1,920,460
		12,913,778
Total Common Stocks (Cost $130,863,931)		124,514,309

	Shares	Value ($)

Cash Equivalents 2.7%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $3,510,776)	3,510,776	3,510,776
Total Investment Portfolio - 100.0% (Cost $134,374,707) (a)		128,025,085

Notes to SVS Janus Growth Opportunities Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $134,769,638. At June 30, 2003, net unrealized depreciation for all securities based on tax cost was $6,744,553. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,776,290 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,520,843.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $130,863,931)	$ 124,514,309
Investment in Scudder Cash Management QP Trust (cost $3,510,776)	3,510,776
Dividends receivable	33,574
Receivable for Portfolio shares sold	33,107
Other assets	1,283
Total assets	128,093,049
Liabilities
Payable for investments purchased	379,630
Payable for Portfolio shares redeemed	93,884
Accrued management fee	99,398
Other accrued expenses and payables	48,997
Total liabilities	621,909
Net assets, at value	$ 127,471,140
Net Assets
Net assets consist of: Accumulated net investment loss	(35,655)
Net unrealized appreciation (depreciation) on investments	(6,349,622)
Accumulated net realized gain (loss)	(94,888,655)
Paid-in capital	228,745,072
Net assets, at value	$ 127,471,140
Class A Net Asset Value, offering and redemption price per share ($124,193,361 / 20,413,240 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.08
Class B Net Asset Value, offering and redemption price per share ($3,277,779 / 540,609 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.06

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $7,601)	$ 570,938
Interest - Scudder Cash Management QP Trust	27,694
Total Income	598,632
Expenses: Management fee	558,773
Custodian and accounting fees	27,014
Distribution service fees (Class B)	1,650
Record keeping fees (Class B)	675
Auditing	21,955
Legal	2,085
Trustees' fees and expenses	1,720
Reports to shareholders	16,286
Other	3,040
Total expenses, before expense reductions	633,198
Expense reductions	(7)
Total expenses, after expense reductions	633,191
Net investment income (loss)	(34,559)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(14,432,369)
Net unrealized appreciation (depreciation) during the period on investments	27,610,488
Net gain (loss) on investment transactions	13,178,119
Net increase (decrease) in net assets resulting from operations	$ 13,143,560

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ (34,559)	$ (135,729)
Net realized gain (loss) on investment transactions	(14,432,369)	(38,279,099)
Net unrealized appreciation (depreciation) on investment transactions during the period	27,610,488	(15,437,773)
Net increase (decrease) in net assets resulting from operations	13,143,560	(53,852,601)
Portfolio share transactions: Class A Proceeds from shares sold	5,728,023	26,777,775
Cost of shares redeemed	(12,094,965)	(19,218,600)
Net increase (decrease) in net assets from Class A share transactions	(6,366,942)	7,559,175
Class B Proceeds from shares sold	2,989,377	179,925*
Cost of shares redeemed	(78,033)	(48)*
Net increase (decrease) in net assets from Class B share transactions	2,911,344	179,877
Increase (decrease) in net assets	9,687,962	(46,113,549)
Net assets at beginning of period	117,783,178	163,896,727
Net assets at end of period (including accumulated net investment loss of $35,655 and $1,096, respectively)	$ 127,471,140	$ 117,783,178
Other Information
Class A Shares outstanding at beginning of period	21,572,540	20,845,925
Shares sold	990,513	3,881,549
Shares redeemed	(2,149,813)	(3,154,934)
Net increase (decrease) in Portfolio shares	(1,159,300)	726,615
Shares outstanding at end of period	20,413,240	21,572,540
Class B Shares outstanding at beginning of period	31,870	-
Shares sold	520,862	31,878*
Shares redeemed	(12,123)	(8)*
Net increase (decrease) in Portfolio shares	508,739	31,870
Shares outstanding at end of period	540,609	31,870

* For the period July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2003[a]	2002	2001	2000[b]	1999[b,c]
Selected Per Share Data
Net asset value, beginning of period	$ 5.45	$ 7.86	$ 10.31	$ 11.64	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[d]	-***	(.01)	(.03)	(.02)	-***
Net realized and unrealized gain (loss) on investment transactions	.63	(2.40)	(2.42)	(1.31)	1.64
Total from investment operations	.63	(2.41)	(2.45)	(1.33)	1.64
Net asset value, end of period	$ 6.08	$ 5.45	$ 7.86	$ 10.31	$ 11.64
Total Return (%)	11.56**	(30.53)	(23.76)	(11.42)[e]	16.43e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	124	118	164	139	17
Ratio of expenses before expense reductions (%)	1.07*	1.01	1.11	1.06	2.60*
Ratio of expenses after expense reductions (%)	1.07*	1.01	1.10	1.01	1.10*
Ratio of net investment income (loss) (%)	(.05)*	(.10)	(.31)	(.20)	(.34)*
Portfolio turnover rate (%)	59*	48	34	14	1*

a For the six months ended June 30, 2003 (Unaudited).
b On June 18, 2001, the Portfolio implemented a 1 for 10 reverse stock split. Share and per share information, for the periods prior to December 31, 2001, have been restated to reflect the effect of the split. Shareholders received 1 share for every 10 shares owned and net asset value per share increased correspondingly.
c For the period from October 29, 1999 (commencement of operations) to December 31, 1999.
d Based on average shares outstanding during the period.
e Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005

Class B

	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 5.44	$ 5.87
Income (loss) from investment operations: Net investment income (loss)[c]	(.01)	(.01)
Net realized and unrealized gain (loss) on investment transactions	.63	(.42)
Total from investment operations	.62	(.43)
Net asset value, end of period	$ 6.06	$ 5.44
Total Return (%)	11.40**	(7.33)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3.2
Ratio of expenses (%)	1.43*	1.29*
Ratio of net investment income (loss) (%)	(.41)*	(.49)*
Portfolio turnover rate (%)	59*	48

a For the six months ended June 30, 2003 (Unaudited).
b For the period July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized
** Not annualized

Management Summary June 30, 2003

SVS MFS Strategic Value Portfolio

For the six months ended June 30, 2003, the portfolio provided a total return of 13.37% (Class A shares). This compares to returns of 11.57% over the same period for the portfolio's benchmark, the Russell 1000 Value Index, which measures the performance of large-cap US value stocks.

The portfolio benefited most from its stock selection and its overweight position relative to its benchmark in three main sectors: utilities, communications and retailing.

In the utilities sector, the portfolio got strong returns from its position in Calpine Corp., a company that owns power-generating plants, acts as a power merchant and owns several natural gas fields. The portfolio was also aided by its position in AT&T Wireless Services. The portfolio held positions in several retailing stocks that also aided its overall performance. Among these were Sears, Roebuck & Co. and Home Depot.

The main sectors that detracted from the performance of the portfolio were health care, technology and financial services. Despite the relative underperformance of these sectors, all three contributed positive overall returns to the portfolio over the period.

In the technology sector, our positions in companies such as Microsoft and Network Associates lowered the portfolio's overall positive performance. Our leading negative contributor to the portfolio relative to the benchmark was our position in Federal Home Loan Mortgage Corporation (Freddie Mac).

Kenneth J. Enright
Portfolio Manager
Massachusetts Financial Services Company, Subadvisor to the Portfolio

Russell 1000 Value Index is an unmanaged index, which consists of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted-growth values. Index returns assume reinvested dividends and capital gains and do not reflect fees or expenses; investors cannot directly access an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio June 30, 2003 (Unaudited)

SVS MFS Strategic Value Portfolio

	Shares	Value ($)

Common Stocks 92.4%
Consumer Discretionary 13.5%
Hotel Restaurants & Leisure 1.2%
Hilton Hotels Corp.	4,890	62,543
Starwood Hotels & Resorts Worldwide, Inc.	2,420	69,188
		131,731
Media 6.1%
AOL Time Warner, Inc.*	4,020	64,682
Comcast Corp. "A"*	8,650	249,380
Viacom, Inc. "B"*	7,685	335,527
		649,589
Multiline Retail 4.3%
Sears, Roebuck & Co.	13,580	456,831
Specialty Retail 1.1%
Home Depot, Inc.	3,670	121,550
Textiles, Apparel & Luxury Goods 0.8%
The Limited, Inc.	5,710	88,505
Consumer Staples 4.6%
Food & Drug Retailing 2.4%
Kroger Co.*	15,190	253,369
Food Products 1.1%
McDonald's Corp.	5,310	117,139
Household Products 1.1%
Kimberly-Clark Corp.	2,220	115,751
Energy 13.6%
Energy Equipment & Services 8.5%
BJ Services Co.*	3,420	127,771
Cooper Cameron Corp.*	2,890	145,598
GlobalSantaFe Corp.	8,710	203,291
Noble Corp.*	7,850	269,255
Schlumberger Ltd.	3,330	158,408
		904,323
Oil & Gas 5.1%
BP PLC (ADR)	2,450	102,949
ConocoPhillips	1,780	97,544
Devon Energy Corp.	3,670	195,978
Occidental Petroleum Corp.	4,450	149,298
		545,769
Financials 18.1%
Banks 5.4%
FleetBoston Financial Corp.	5,590	166,079
J.P. Morgan Chase & Co.	4,070	139,113
Mellon Financial Corp.	9,740	270,285
		575,477
Diversified Financials 5.9%
Citigroup, Inc.	6,910	295,748
Freddie Mac	2,010	102,048
Merrill Lynch & Co., Inc.	4,840	225,931
		623,727
	Shares	Value ($)

Insurance 6.8%
Allstate Corp.	6,350	226,378
Hartford Financial Services Group, Inc.	4,830	243,239
Nationwide Financial Services, Inc. "A"	2,010	65,325
Travelers Property Casualty Corp. "A"	12,230	194,457
		729,399
Health Care 10.0%
Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	5,570	144,820
Health Care Providers & Services 0.2%
Tenet Healthcare Corp.	1,500	17,475
Pharmaceuticals 8.4%
Eli Lilly & Co.	2,620	180,701
Merck & Co., Inc.	2,830	171,357
Pfizer, Inc.	8,400	286,860
Schering-Plough Corp.	13,880	258,168
		897,086
Industrials 3.1%
Industrial Conglomerates
General Electric Co.	4,660	133,649
Tyco International Ltd.	10,420	197,772
		331,421
Information Technology 4.3%
Communications Equipment 0.6%
Advanced Fibre Communications, Inc.*	4,060	66,056
Semiconductor Equipment & Products 1.1%
Novellus Systems, Inc.*	3,060	112,060
Software 2.6%
Microsoft Corp.	8,210	210,258
Network Associates, Inc.*	5,370	68,092
		278,350
Materials 6.8%
Chemicals 1.4%
Lyondell Chemical Co.	4,140	56,014
Praxair, Inc.	1,600	96,160
		152,174
Containers & Packaging 2.5%
Owens-Illinois, Inc.	12,140	167,168
Smurfit-Stone Container Corp.*	7,930	103,328
		270,496
Metals & Mining 1.8%
Alcoa, Inc.	7,350	187,425
Paper & Forest Products 1.1%
Bowater, Inc.	3,260	122,087
	Shares	Value ($)

Telecommunication Services 11.5%
Diversified Telecommunication Services 5.6%
AT&T Corp.	7,470	143,798
SBC Communications, Inc.	4,100	104,755
Verizon Communications, Inc.	8,780	346,371
		594,924
Wireless Telecommunication Services 5.9%
AT&T Wireless Services, Inc.*	49,690	407,955
Telephone & Data Systems, Inc.	4,360	216,692
		624,647
Utilities 6.9%
Electric Utilities 1.7%
TXU Corp.	7,900	177,355
	Shares	Value ($)

Gas Utilities 1.4%
NiSource, Inc.	7,890	149,910
Multi-Utilities & Unregulated Power 3.8%
Calpine Corp.*	47,360	312,576
Duke Energy Corp.	4,690	93,563
		406,139
Total Common Stocks (Cost $9,127,795)		9,845,585

Cash Equivalents 7.6%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $811,574)	811,574	811,574
Total Investment Portfolio - 100.0% (Cost $9,939,369) (a)		10,657,159

Notes to SVS MFS Strategic Value Portfolio

* Non-income producing security.
(a) The cost for federal income tax purposes was $10,011,247. At June 30, 2003, net unrealized appreciation for all securities based on tax cost was $645,912. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $778,326 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $132,414.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $9,127,795)	$ 9,845,585
Investment in Scudder Cash Management QP Trust (cost $811,574)	811,574
Cash	10,000
Receivable for investments sold	28,727
Dividends receivable	14,058
Reimbursement due from Advisor	4,574
Receivable for Portfolio shares sold	26,607
Other assets	52
Total assets	10,741,177
Liabilities
Payable for investments purchased	580,502
Payable for Portfolio shares redeemed	231
Other accrued expenses and payables	28,474
Total liabilities	609,207
Net assets, at value	$ 10,131,970
Net Assets
Net assets consist of: Undistributed net investment income	14,332
Net unrealized appreciation (depreciation) on investments	717,790
Accumulated net realized gain (loss)	(444,327)
Paid-in capital	9,844,175
Net assets, at value	$ 10,131,970
Class A Net Asset Value, offering and redemption price per share ($5,274,834 / 576,231 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.15
Class B Net Asset Value, offering and redemption price per share ($4,857,136 / 530,775 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.15

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $135)	$ 56,143
Interest - Scudder Cash Management QP Trust	2,153
Total Income	58,296
Expenses: Management fee	30,683
Custodian and accounting fees	28,173
Distribution service fees (Class B)	2,391
Record keeping fees (Class B)	905
Auditing	958
Legal	1,032
Trustees' fees and expenses	129
Reports to shareholders	1,123
Other	598
Total expenses, before expense reductions	65,992
Expense reductions	(25,594)
Total expenses, after expense reductions	40,398
Net investment income (loss)	17,898
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(88,440)
Net unrealized appreciation (depreciation) during the period on investments	1,093,120
Net gain (loss) on investment transactions	1,004,680
Net increase (decrease) in net assets resulting from operations	$ 1,022,578

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Period Ended December 31, 2002[a]
Operations: Net investment income (loss)	$ 17,898	$ 21,180
Net realized gain (loss)	(88,440)	(355,713)
Net unrealized appreciation (depreciation) on investment transactions during the period	1,093,120	(375,330)
Net increase (decrease) in net assets resulting from operations	1,022,578	(709,863)
Distributions to shareholders from: Net investment income Class A	(20,827)	-
Class B	(4,093)	-
Portfolio share transactions: Class A Proceeds from shares sold	617,962	5,726,644
Reinvestment of distributions	20,827	-
Cost of shares redeemed	(539,425)	(403,623)
Net increase (decrease) in net assets from Class A share transactions	99,364	5,323,021
Class B Proceeds from shares sold	4,077,866	345,900*
Reinvestment of distributions	4,093	-*
Cost of shares redeemed	(5,682)	(387)*
Net increase (decrease) in net assets from Class B share transactions	4,076,277	345,513
Increase (decrease) in net assets	5,173,299	4,958,671
Net assets at beginning of period	4,958,671	-
Net assets at end of period (including undistributed net investment income of $14,332 and $21,354, respectively)	$ 10,131,970	$ 4,958,671
Other Information
Class A Shares outstanding at beginning of period	568,433	-
Shares sold	72,668	618,692
Shares issued to shareholders in reinvestment of distributions	2,726	-
Shares redeemed	(67,596)	(50,259)
Net increase in Portfolio shares	7,798	568,433
Shares outstanding at end of period	576,231	568,433
Class B Shares outstanding at beginning of period	42,038	-
Shares sold	488,889	42,084*
Shares issued to shareholders in reinvestment of distributions	536	-*
Shares redeemed	(688)	(46)*
Net increase in Portfolio shares	488,737	42,038
Shares outstanding at end of period	530,775	42,038

a For the period from May 1, 2002 (commencement of operations) to December 31, 2002.
* For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Year Ended December 31,	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 8.12	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[c]	.03	.05
Net realized and unrealized gain (loss) on investment transactions	1.04	(1.93)
Total from investment operations	1.07	(1.88)
Less distributions from: Net investment income	(.04)	-
Net asset value, end of period	$ 9.15	$ 8.12
Total Return (%)[d]	13.37**	(18.80)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	5
Ratio of expenses before expense reductions (%)	1.96*	2.71*
Ratio of expenses after expense reductions (%)	1.15*	1.15*
Ratio of net investment income (loss) (%)	.65*	.82*
Portfolio turnover rate (%)	53*	7

a For the six months ended June 30, 2003 (Unaudited).
b For the period from May 1, 2002 (commencement of operations) to December 31, 2002.
c Based on average shares outstanding during the period.
d Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Class B

	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 8.11	$ 8.93
Income (loss) from investment operations: Net investment income (loss)[c]	.01	.04
Net realized and unrealized gain (loss) on investment transactions	1.05	(.86)
Total from investment operations	1.06	(.82)
Less distributions from: Net investment income	(.02)	-
Net asset value, end of period	$ 9.15	$ 8.11
Total Return (%)[d]	13.12**	(9.18)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5.3
Ratio of expenses before expense reductions (%)	2.23*	2.96*
Ratio of expenses after expense reductions (%)	1.50*	1.40*
Ratio of net investment income (loss) (%)	.30*	.87*
Portfolio turnover rate (%)	53*	7

a For the six months ended June 30, 2003 (Unaudited).
b For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
d Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Management Summary June 30, 2003

SVS Oak Strategic Equity Portfolio

Looking Back

Oak's portfolio continued to outperform in what proved to be a strong second quarter for the SVS Strategic Equity Portfolio. The portfolio gained 21.40% (Class A shares) during the period, outperforming its benchmarks, the Standard & Poor's 500 (S&P 500) index, which gained 11.76%, and the Russell 1000 Growth Index, which climbed 13.09%. Conclusion to the Iraq war, improving consumer confidence, lower interest rates and positive first quarter earnings reports worked together to set a positive tone. Investors are choosing to focus on the future, overlooking the negatives of the recent past. Unlike 2002, investors have not been as swayed by negative news stories about Martha Stewart and accounting irregularities at IBM and Freddie Mac.

The technology sector led the charge in the second quarter, with notable surges in the networking, storage and software subsectors, where gains of more than 35% were posted. Improving profit margins, stabilizing fundamentals and encouraging economic data contributed to investor appetite for the sector. Our financial services holdings also generated market-beating results. Market-sensitive names led the pack, supported by improving trading volumes and credit quality trends. Health care posted positive results, but slightly lagged the S&P 500 index, which has been typical in prior market recoveries.

Looking Forward

Our outlook remains positive. We believe we are in the early stages of a renewed bull market that will sustain its gains through year-end and beyond, similar to what occurred in the early 1990s. While recent gains have been driven to a certain extent by a "rush to get back in," a healthy amount of market skepticism remains. Valuations are favorable, particularly against the backdrop of declining interest rates and continued fiscal and monetary stimulus. Three years of belt-tightening have introduced considerable leverage into the financial models of most corporations. As sentiment improves, we expect capital spending to resume, resulting in sizeable improvements in the profit picture - the ultimate long-term driver of stock prices. Even the telecommunications sector - which some say accounts for over 40% of all IT spending - is showing signs of life. While there will be fits and starts in the market, we believe the overall trend is biased to the upside.

James D. Oelschlager
Portfolio Manager
Oak Associates, Ltd., Subadvisor to the Portfolio

The Russell 1000 Growth Index is an unmanaged group of stocks with greater-than-average growth orientation compared with the overall market. Index returns assume reinvested dividends and capital gains and do not reflect fees or expenses; investors cannot directly access an index.

The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvested dividends and capital gains and do not reflect fees or expenses; investors cannot directly access an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio June 30, 2003 (Unaudited)

SVS Oak Strategic Equity Portfolio

	Shares	Value ($)

Common Stocks 94.4%
Financials 19.7%
Diversified Financials 15.8%
Charles Schwab Corp.	257,000	2,593,130
Citigroup, Inc.	44,000	1,883,200
MBNA Corp.	119,000	2,479,960
Morgan Stanley	49,900	2,133,225
		9,089,515
Insurance 3.9%
American International Group, Inc.	40,800	2,251,344
Health Care 19.2%
Health Care Equipment & Supplies 4.7%
Medtronic, Inc.	56,500	2,710,305
Health Care Providers & Services 9.6%
Cardinal Health, Inc.	42,000	2,700,600
Express Scripts, Inc. "A"*	41,500	2,830,715
		5,531,315
Pharmaceuticals 4.9%
Pfizer, Inc.	82,200	2,807,130
Industrials 3.2%
Commercial Services & Supplies
Paychex, Inc.	63,000	1,846,530
Information Technology 52.3%
Communications Equipment 9.5%
Brocade Communications Systems, Inc.*	111,800	658,502
	Shares	Value ($)

Cisco Systems, Inc.*	152,600	2,546,894
Juniper Networks, Inc.*	183,400	2,268,658
		5,474,054
Computers & Peripherals 8.6%
Dell Computer Corp.*	59,900	1,914,404
EMC Corp.*	292,600	3,063,522
		4,977,926
Semiconductor Equipment & Products 22.7%
Applied Materials, Inc.*	155,400	2,464,644
Intel Corp.	108,000	2,244,672
Linear Technology Corp.	78,700	2,534,927
Maxim Integrated Products, Inc.	63,450	2,169,356
PMC-Sierra, Inc.*	82,700	970,071
Xilinx, Inc.*	106,500	2,695,515
		13,079,185
Software 11.5%
Advent Software, Inc.*	27,000	456,570
Microsoft Corp.	104,100	2,666,001
VERITAS Software Corp.*	121,800	3,492,006
		6,614,577
Total Common Stocks (Cost $60,916,615)		54,381,881

Cash Equivalents 5.6%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $3,199,542)	3,199,542	3,199,542
Total Investment Portfolio - 100.0% (Cost $64,116,157) (a)		57,581,423

Notes to SVS Oak Strategic Equity Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $64,126,009 At June 30, 2003, net unrealized depreciation for all securities based on tax cost was $6,544,586. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,091,155 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,635,741.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $60,916,615)	$ 54,381,881
Investment in Scudder Cash Management QP Trust (cost $3,199,542)	3,199,542
Cash	10,000
Dividends receivable	10,690
Receivable for Portfolio shares sold	111,988
Total assets	57,714,101
Liabilities
Payable for investments purchased	1,222,842
Payable for Portfolio shares redeemed	10,886
Accrued management fee	59,372
Other accrued expenses and payables	12,090
Total liabilities	1,305,190
Net assets, at value	$ 56,408,911
Net Assets
Net assets consist of: Accumulated net investment loss	(98,973)
Net unrealized appreciation (depreciation) on investments	(6,534,734)
Accumulated net realized gain (loss)	(7,254,283)
Paid-in capital	70,296,901
Net assets, at value	$ 56,408,911
Class A Net Asset Value, offering and redemption price per share ($52,786,394 / 9,501,934 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 5.56
Class B Net Asset Value, offering and redemption price per share ($3,622,517 / 653,721 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 5.54

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends	$ 142,223
Interest - Scudder Cash Management QP Trust	15,428
Total Income	157,651
Expenses: Management fee	220,608
Custodian and accounting fees	23,370
Distribution service fees (Class B)	1,866
Record keeping fees (Class B)	708
Auditing	3,696
Legal	1,301
Trustees' fees and expenses	553
Reports to shareholders	2,066
Other	2,247
Total expenses, before expense reductions	256,415
Expense reductions	(8)
Total expenses, after expense reductions	256,407
Net investment income (loss)	(98,756)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(800,230)
Net unrealized appreciation (depreciation) during the period on investments	9,866,996
Net gain (loss) on investment transactions	9,066,766
Net increase (decrease) in net assets resulting from operations	$ 8,968,010

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ (98,756)	$ (131,581)
Net realized gain (loss) on investment transactions	(800,230)	(6,132,329)
Net unrealized appreciation (depreciation) on investment transactions during the period	9,866,996	(16,366,021)
Net increase (decrease) in net assets resulting from operations	8,968,010	(22,629,931)
Portfolio share transactions: Class A Proceeds from shares sold	8,331,639	34,556,591
Cost of shares redeemed	(4,885,866)	(15,042,811)
Net increase (decrease) in net assets from Class A share transactions	3,445,773	19,513,780
Class B Proceeds from shares sold	3,067,833	368,666*
Cost of shares redeemed	(109,759)	(441)*
Net increase (decrease) in net assets from Class B share transactions	2,958,074	368,225
Increase (decrease) in net assets	15,371,857	(2,747,926)
Net assets at beginning of period	41,037,054	43,784,980
Net assets at end of period (including accumulated net investment loss of $98,973 and $217, respectively)	$ 56,408,911	$ 41,037,054
Other Information
Class A Shares outstanding at beginning of period	8,877,415	5,764,587
Shares sold	1,599,430	5,561,607
Shares redeemed	(974,911)	(2,448,779)
Net increase (decrease) in Portfolio shares	624,519	3,112,828
Shares outstanding at end of period	9,501,934	8,877,415
Class B Shares outstanding at beginning of period	77,050	-
Shares sold	596,178	77,137*
Shares redeemed	(19,507)	(87)*
Net increase (decrease) in Portfolio shares	576,671	77,050
Shares outstanding at end of period	653,721	77,050

* For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2003[a]	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 4.58	$ 7.60	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[c]	(.01)	(.02)	(.02)
Net realized and unrealized gain (loss) on investment transactions	.99	(3.00)	(2.38)
Total from investment operations	.98	(3.02)	(2.40)
Net asset value, end of period	$ 5.56	$ 4.58	$ 7.60
Total Return (%)	21.40**	(39.74)	(24.00)d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	53	41	44
Ratio of expenses before expense reductions (%)	1.09*	.96	1.44*
Ratio of expenses after expense reductions (%)	1.09*	.96	1.15*
Ratio of net investment income (loss) (%)	(.41)*	(.30)	(.43)*
Portfolio turnover rate (%)	11*	16	3*

a For the six months ended June 30, 2003 (Unaudited).
b For the period from May 1, 2001 (commencement of operations) to December 31, 2001.
c Based on average shares outstanding during the period.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class B

	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 4.58	$ 5.04
Income (loss) from investment operations: Net investment income (loss)[c]	(.02)	(.02)
Net realized and unrealized gain (loss) on investment transactions	.98	(.44)
Total from investment operations	.96	(.46)
Net asset value, end of period	$ 5.54	$ 4.58
Total Return (%)	20.96**	(9.13)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4.4
Ratio of expenses (%)	1.44*	1.21*
Ratio of net investment income (loss) (%)	(.76)*	(.68)*
Portfolio turnover rate (%)	11*	16

a For the six months ended June 30, 2003 (Unaudited).
b For the period May 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.
c Based on average shares outstanding during the period.
* Annualized
** Not annualized

Management Summary June 30, 2003

SVS Turner Mid Cap Growth Portfolio

For the first half of 2003 the SVS Turner Mid Cap Growth Portfolio (Class A shares) returned 20.57% versus 18.74% for the Russell Mid Cap Growth Index.

The first quarter of 2003 was marked by wide fluctuations. Growing war concerns put downward pressure on the market the first two months, followed by a quick upswing at the start of the war. Unfortunately, concerns over a long and difficult involvement overseas quickly took back most of the gains. The second quarter of 2003 showed market sentiment swinging back towards optimism. Stocks posted their strongest gains since 1998. Every major market index experienced double-digit gains, and geopolitical concerns began to diminish.

The technology and health care sectors contributed positively to the portfolio's performance. Technology was the largest positive contributor, fueled by holdings in the telecommunications and Internet software/services industries. Gilead Sciences, a biotechnology company, was consistently part of the top 10 holdings for the portfolio throughout the first six months of the year and was a strong contributor to performance in the health care sector. Detracting from performance were holdings in the consumer staples and energy sectors.

The economic outlook for the second half of 2003 suggests an acceleration in the growth trend. We believe there are sufficiently strong fundamentals in that area to provide the necessary support for a sustained market rally. We continue to remain optimistic that we will experience a strong economic rebound in the second half of the year.

Christopher K. McHugh
William C. McVail
Robert E. Turner
Co-Managers
Turner Investment Partners, Inc., Subadvisor to the Portfolio

Russell Mid Cap Growth Index is an unmanaged index composed of common stocks of mid-cap companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvested dividends and capital gains and do not reflect fees or expenses; investors cannot directly access an index.

Past performance is not a guarantee of future results. Returns and principal value will fluctuate so that accumulation units, when redeemed, may be worth more or less than their original cost.

Total return measures net investment income and capital gain or loss from portfolio investments over the period specified, assuming reinvestment of all dividend and capital gain distributions. Total return reflects aggregate change. Performance is net of the portfolio's management fee and other operating expenses but does not include any deduction at the separate account or contract level for any insurance or surrender charge that may be incurred under a contract. Please see the prospectus for more details.

Portfolio management market commentary is as of June 30, 2003, and may not come to pass. This information is subject to change at any time, based on market and other conditions.

Investment Portfolio June 30, 2003 (Unaudited)

SVS Turner Mid Cap Growth Portfolio

	Shares	Value ($)

Common Stocks 95.7%
Consumer Discretionary 15.9%
Hotel Restaurants & Leisure 4.4%
GTECH Holdings Corp.*	7,060	265,809
International Game Technology*	6,170	631,376
MGM Mirage, Inc.*	14,810	506,206
Royal Caribbean Cruises Ltd.	22,080	511,373
Starbucks Corp.*	40,070	982,516
Starwood Hotels & Resorts Worldwide, Inc.	24,130	689,877
		3,587,157
Media 6.4%
Cablevision Systems Corp. "A"*	18,260	379,078
Getty Images, Inc.*	15,580	643,454
Interpublic Group of Companies, Inc.	42,660	570,791
Lamar Advertising Co.*	10,030	353,156
Macrovision Corp.*	18,460	367,723
Marvel Enterprises, Inc.*	31,420	600,122
Monster Worldwide, Inc.*	29,150	575,130
Pixar, Inc.*	10,470	636,995
Univision Communications, Inc. "A"*	27,570	838,128
Westwood One, Inc.*	9,080	308,084
		5,272,661
Multiline Retail 0.8%
Dollar Tree Stores, Inc.*	20,660	655,542
Specialty Retail 3.1%
Chico's FAS, Inc.*	32,450	683,072
Leapfrog Enterprises, Inc.*	16,580	527,410
Pier 1 Imports, Inc.	18,930	386,172
Priceline.com, Inc.	19,533	437,351
Tiffany & Co.	16,770	548,044
		2,582,049
Textiles, Apparel & Luxury Goods 1.2%
Coach, Inc.*	12,240	608,818
Columbia Sportswear Co.*	7,210	370,666
		979,484
Consumer Staples 3.3%
Beverages 1.3%
Coca-Cola Enterprises, Inc.	57,690	1,047,073
Food & Drug Retailing 0.9%
Rite Aid Corp.*	103,500	460,575
Whole Foods Market, Inc.*	5,650	268,545
		729,120
Food Products 0.6%
Hershey Foods Corp.	7,300	508,518
Personal Products 0.5%
NBTY, Inc.*	19,400	408,564
Energy 2.8%
Energy Equipment & Services 1.6%
BJ Services Co.*	13,450	502,492
Patterson-UTI Energy, Inc.*	14,030	454,572
Smith International, Inc.*	9,310	342,049
		1,299,113
	Shares	Value ($)

Oil & Gas 1.2%
Pogo Producing Co.	8,640	369,360
XTO Energy, Inc.	31,730	638,090
		1,007,450
Financials 7.5%
Banks 2.2%
Commerce Bancorp, Inc.	9,800	363,580
Investors Financial Services Corp.	24,350	706,394
Silicon Valley Bancshares*	13,760	327,626
Sovereign Bancorp, Inc.	26,670	417,386
		1,814,986
Diversified Financials 5.3%
Affiliated Managers Group, Inc.*	12,860	783,817
Ameritrade Holding Corp.*	52,150	386,431
Bear Stearns Companies, Inc.	10,280	744,478
Legg Mason, Inc.	15,540	1,009,323
Providian Financial Corp.*	67,270	622,920
SEI Investments Co.	26,480	847,360
		4,394,329
Health Care 20.9%
Biotechnology 6.6%
Gilead Sciences, Inc.*	30,010	1,667,956
IDEC Pharmaceuticals Corp.*	12,660	430,440
MedImmune, Inc.*	47,289	1,719,901
Neurocrine Biosciences, Inc.*	11,370	567,818
Trimeris, Inc.*	23,560	1,076,221
		5,462,336
Health Care Equipment & Supplies 4.1%
Applera Corp. - Applied Biosystems Group	13,880	264,136
Bio-Rad Laboratories, Inc. "A"*	6,500	359,775
DENTSPLY International, Inc.	14,200	580,780
St. Jude Medical, Inc.*	19,670	1,131,025
STERIS Corp.*	18,850	435,247
Varian Medical Systems, Inc.*	10,320	594,122
		3,365,085
Health Care Providers & Services 6.4%
Aetna, Inc.	22,220	1,337,644
AmerisourceBergen Corp.	10,060	697,661
Caremark Rx, Inc.*	30,760	789,917
Henry Schein, Inc.*	14,400	753,696
Mid Atlantic Medical Services, Inc.*	19,220	1,005,206
Omnicare, Inc.	20,000	675,800
		5,259,924
Pharmaceuticals 3.8%
Allergan, Inc.	10,430	804,153
King Pharmaceuticals, Inc.*	29,940	441,914
Medicis Pharmaceutical Corp.	13,430	761,481
Pharmaceutical Resources, Inc.*	14,960	727,954
Taro Pharmaceutical Industries Ltd.*	7,010	384,709
		3,120,211
Industrials 10.4%
Airlines 0.6%
Delta Air Lines, Inc.	30,860	453,025
	Shares	Value ($)

Commercial Services & Supplies 6.3%
Allied Waste Industries, Inc.*	42,330	425,416
Ceridian Corp.*	18,400	312,248
CheckFree Corp.*	14,830	412,867
Cintas Corp.	15,350	544,004
Fiserv, Inc.*	30,190	1,075,066
Manpower, Inc.	23,320	864,939
Sabre Holdings Corp.	24,350	600,228
Tetra Tech, Inc.*	23,470	402,041
The BISYS Group, Inc.*	28,770	528,505
		5,165,314
Construction & Engineering 0.5%
Fluor Corp.	11,970	402,671
Electrical Equipment 0.6%
Molex, Inc.	17,540	473,405
Machinery 1.8%
AGCO Corp.*	24,800	423,584
Navistar International Corp.*	15,640	510,333
SPX Corp.*	12,960	571,018
		1,504,935
Trading Companies & Distributors 0.6%
Fastenal Co.	14,350	487,039
Information Technology 30.1%
Communications Equipment 4.2%
Brocade Communications Systems, Inc.*	80,880	476,383
CIENA Corp.*	48,590	252,182
Comverse Technologies, Inc.*	43,720	657,112
Corning, Inc.*	121,080	894,781
JDS Uniphase Corp.*	126,280	443,243
Juniper Networks, Inc.*	61,390	759,394
		3,483,095
Computers & Peripherals 0.6%
Network Appliance, Inc.*	27,560	446,748
Electronic Equipment & Instruments 1.8%
Jabil Circuit, Inc.*	33,230	734,383
Sanmina Corp.*	117,570	741,867
		1,476,250
Internet Software & Services 3.3%
DoubleClick, Inc.*	53,500	494,875
VeriSign, Inc.	76,280	1,054,952
Yahoo! Inc.*	36,170	1,184,929
		2,734,756
IT Consulting & Services 1.2%
SunGard Data Systems, Inc.*	37,760	978,362
Semiconductor Equipment & Products 13.6%
Agere Systems, Inc. "A"*	227,690	530,518
Altera Corp.*	26,520	434,928
Amkor Technology, Inc.*	36,730	482,632
Applied Micro Circuits Corp.*	107,150	648,257
Broadcom Corp. "A"*	23,340	581,399
Cree, Inc.*	26,430	430,280
	Shares	Value ($)

Cymer, Inc.*	19,650	628,996
Cypress Semiconductor Corp.*	42,360	508,320
Integrated Device Technology, Inc.*	60,370	667,088
KLA-Tencor Corp.*	22,860	1,062,761
Lam Research Corp.*	52,100	948,741
MEMC Electronic Materials, Inc.*	33,050	323,890
Micron Technology, Inc.*	64,300	747,809
National Semiconductor Corp.*	25,170	496,352
Novellus Systems, Inc.*	32,100	1,175,534
PMC-Sierra, Inc.*	49,290	578,172
RF Micro Devices, Inc.*	70,310	423,266
Teradyne, Inc.*	31,630	547,515
		11,216,458
Software 5.4%
Adobe Systems, Inc.	25,870	829,651
Alliance Data Syatems Corp.*	14,670	343,278
BearingPoint, Inc.*	43,280	417,652
CDW Corp.*	23,240	1,064,392
Cognos, Inc.*	14,890	402,030
Macromedia, Inc.*	18,990	399,550
Mercury Interactive Corp.*	14,830	572,586
Take-Two Interactive Software, Inc.*	15,250	432,185
		4,461,324
Materials 2.6%
Chemicals 1.2%
Air Products & Chemicals, Inc.	12,470	518,752
Ecolab, Inc.	18,800	481,280
		1,000,032
Containers & Packaging 0.5%
Crown Holdings, Inc.*	55,070	393,200
Metals & Mining 0.9%
Freeport-McMoRan Copper & Gold, Inc. "B"	14,240	348,880
Phelps Dodge Corp.*	9,140	350,428
		699,308
Utilities 2.2%
Gas Utilities 1.0%
Kinder Morgan, Inc.	14,960	817,564
Multi-Utilities & Unregulated Power 1.2%
AES Corp.*	54,390	345,376
Reliant Resources, Inc.*	64,340	394,404
Williams Companies, Inc.	33,610	265,519
		1,005,299
Total Common Stocks (Cost $66,790,991)		78,692,387

Cash Equivalents 4.3%
Scudder Cash Management QP Trust, 1.15% (b) (Cost $3,507,743)	3,507,743	3,507,743
Total Investment Portfolio - 100.0% (Cost $70,298,734) (a)		82,200,130

Notes to SVS Turner Mid Cap Growth Portfolio of Investments

* Non-income producing security.
(a) The cost for federal income tax purposes was $70,298,734. At June 30, 2003, net unrealized appreciation for all securities based on tax cost was $11,901,396. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,854,156 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $952,760.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $66,790,991)	$ 78,692,387
Investment in Scudder Cash Management QP Trust (cost $3,507,743)	3,507,743
Receivable for investments sold	1,435,420
Dividends receivable	11,009
Interest receivable	3,437
Receivable for Portfolio shares sold	47,929
Other assets	631
Total assets	83,698,556
Liabilities
Payable for investments purchased	1,648,892
Payable for Portfolio shares redeemed	44,881
Accrued management fee	71,500
Other accrued expenses and payables	21,161
Total liabilities	1,786,434
Net assets, at value	$ 81,912,122
Net Assets
Net assets consist of: Accumulated net investment loss	(320,541)
Net unrealized appreciation (depreciation) on investments	11,901,396
Accumulated net realized gain (loss)	(21,426,488)
Paid-in capital	91,757,755
Net assets, at value	$ 81,912,122
Class A Net Asset Value, offering and redemption price per share ($76,301,993 / 10,576,491 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.21
Class B Net Asset Value, offering and redemption price per share ($5,610,129 / 779,887 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.19

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2003 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $163)	$ 57,081
Interest - Scudder Cash Management QP Trust	12,058
Total Income	69,139
Expenses: Management fee	336,928
Custodian and accounting fees	29,923
Distribution service fees (Class B)	3,010
Record keeping fees (Class B)	1,118
Auditing	1,747
Legal	2,881
Trustees' fees and expenses	437
Reports to shareholders	3,587
Other	9,862
Total expenses, before expense reductions	389,493
Expense reductions	(37)
Total expenses, after expense reductions	389,456
Net investment income (loss)	(320,317)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	3,509,104
Net unrealized appreciation (depreciation) during the period on investments	9,984,848
Net gain (loss) on investment transactions	13,493,952
Net increase (decrease) in net assets resulting from operations	$ 13,173,635

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations: Net investment income (loss)	$ (320,317)	$ (506,121)
Net realized gain (loss) on investment transactions	3,509,104	(21,909,720)
Net unrealized appreciation (depreciation) on investment transactions during the period	9,984,848	(2,467,410)
Net increase (decrease) in net assets resulting from operations	13,173,635	(24,883,251)
Portfolio share transactions: Class A Proceeds from shares sold	6,843,681	46,715,731
Cost of shares redeemed	(3,915,799)	(9,232,385)
Net increase (decrease) in net assets from Class A share transactions	2,927,882	37,483,346
Class B Proceeds from shares sold	4,634,065	597,955*
Cost of shares redeemed	(211,797)	(363)*
Net increase (decrease) in net assets from Class B share transactions	4,422,268	597,592
Increase (decrease) in net assets	20,523,785	13,197,687
Net assets at beginning of period	61,388,337	48,190,650
Net assets at end of period (including accumulated net investment loss of $320,541 and $224, respectively)	$ 81,912,122	$ 61,388,337
Other Information
Class A Shares outstanding at beginning of period	10,171,623	5,463,686
Shares sold	1,030,340	6,040,022
Shares redeemed	(625,472)	(1,332,085)
Net increase (decrease) in Portfolio shares	404,868	4,707,937
Shares outstanding at end of period	10,576,491	10,171,623
Class B Shares outstanding at beginning of period	96,707	-
Shares sold	716,597	96,763*
Shares redeemed	(33,417)	(56)*
Net increase (decrease) in Portfolio shares	683,180	96,707
Shares outstanding at end of period	779,887	96,707

* For the period from July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2003[a]	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 5.98	$ 8.82	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[c]	(.03)	(.06)	(.04)
Net realized and unrealized gain (loss) on investment transactions	1.26	(2.78)	(1.14)[d]
Total from investment operations	1.23	(2.84)	(1.18)
Net asset value, end of period	$ 7.21	$ 5.98	$ 8.82
Total Return (%)	20.57**	(32.20)	(11.80)e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	76	61	48
Ratio of expenses before expense reductions (%)	1.14*	1.13	1.82*
Ratio of expenses after expense reductions (%)	1.14*	1.13	1.30*
Ratio of net investment income (loss) (%)	(.94)*	(.82)	(.76)*
Portfolio turnover rate (%)	189*	225	205*

a For the six months ended June 30, 2003 (Unaudited).
b For the period from May 1, 2001 (commencement of operations) to December 31, 2001.
c Based on average shares outstanding during the period.
d The amount of net realized and unrealized gain shown for a share outstanding for the period ending December 31, 2001 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values of the investments of the Portfolio.
e Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class B

	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 5.97	$ 6.60
Income (loss) from investment operations: Net investment income (loss)[c]	(.04)	(.02)
Net realized and unrealized gain (loss) on investment transactions	1.26	(.61)
Total from investment operations	1.22	(.63)
Net asset value, end of period	$ 7.19	$ 5.97
Total Return (%)	20.44**	(9.55)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6.6
Ratio of expenses (%)	1.48*	1.38*
Ratio of net investment income (loss) (%)	(1.28)*	(.81)*
Portfolio turnover rate (%)	189*	225

a For the six months ended June 30, 2003 (Unaudited).
b For the period July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002.
c Based on an average shares outstanding during the period.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Variable Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust offers twenty-seven portfolios (the "portfolio(s)"). During the period, Scudder Investment Grade Bond Portfolio changed its name to Scudder Fixed Income Portfolio.

Multiple Classes of Shares of Beneficial Interest. The Trust offers two classes of shares (Class A shares and Class B shares). Sales of Class B shares commenced July 1, 2002 (except for Scudder Strategic Income Portfolio which commenced sales of Class B shares on May 1, 2003) and are subject to a Rule 12b-1 fees under the 1940 Act, and record keeping fees, equal to an annual rate of up to 0.25% and 0.15%, respectively, of the average daily net assets of the Class B shares of the applicable Portfolio. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class (including the applicable 12b-1 fee and record keeping fee). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Trust in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of the Portfolios. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investments companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Foreign Currency Translations. The books and records of the Trust are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Repurchase Agreements. The portfolios may enter into repurchase agreements with certain banks and broker-dealers whereby the portfolios, through their custodian or sub-custodian bank, receive delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest.

Options. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the portfolio if the option is exercised. The portfolios may enter into option contracts in order to hedge against potential adverse price movements in the value of portfolio assets; as a temporary substitute for selling selected investments; to lock in the purchase price of a security or currency which it expects to purchase in the near future; as a temporary substitute for purchasing selected investments; and to enhance potential gain.

The liability representing the portfolio's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer-supplied quotations. Gain or loss is recognized when the option contract expires or is closed.

If the portfolio writes a covered call option, the portfolio foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the portfolio writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The portfolio's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the portfolio's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The portfolios may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the portfolio. When entering into a closing transaction, the portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (forward currency contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The portfolios may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Mortgage Dollar Rolls. The Scudder Fixed Income Portfolio, Scudder Government Securities Portfolio and Scudder Total Return Portfolio entered into mortgage dollar rolls in which each portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. Each portfolio receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for this security upon its repurchases or, alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the portfolio is able to repurchase them.

When-Issued/Delayed Delivery Securities. Several of the portfolios may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the portfolio enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until payment takes place. At the time the portfolio enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The portfolios' policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the portfolios paid no federal income taxes and no federal income tax provision was required.

At December 31, 2002, the following portfolios had an approximate net tax basis capital loss carryforward which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until the following expiration dates, whichever occurs first:

Portfolio	Capital Loss Carryforward ($)	Expiration Date
Scudder Aggressive Growth Portfolio	3,153,000	12/31/2008
	5,489,000	12/31/2009
	8,989,000	12/31/2010
Scudder Blue Chip Portfolio	2,007,000	12/31/2006
	2,837,000	12/31/2008
	33,492,000	12/31/2009
	21,980,000	12/31/2010
Scudder Contrarian Value Portfolio	19,935,000	12/31/2008
	11,765,000	12/31/2010
Scudder Fixed Income Portfolio	1,614,000	12/31/2008
Scudder Global Blue Chip Portfolio	2,711,000	12/31/2009
	4,724,000	12/31/2010
Scudder Growth Portfolio	127,000	12/31/2007
	94,268,000	12/31/2009
	39,545,000	12/31/2010
Scudder High Income Portfolio	2,026,000	12/31/2003
	12,052,000	12/31/2007
	16,114,000	12/31/2008
	22,935,000	12/31/2009
	55,108,000	12/31/2010
Scudder International Select Equity Portfolio	130,000	12/31/2007
	3,819,000	12/31/2008
	30,360,000	12/31/2009
	20,016,000	12/31/2010
Scudder Small Cap Growth Portfolio	87,907,000	12/31/2009
	62,668,000	12/31/2010
Scudder Technology Growth Portfolio	8,613,000	12/31/2008
	94,141,000	12/31/2009
	93,500,000	12/31/2010
Scudder Total Return Portfolio	57,276,000	12/31/2009
	8,813,000	12/31/2010
SVS Davis Venture Value Portfolio	127,000	12/31/2009
	4,386,000	12/31/2010
SVS Dreman Financial Services Portfolio	2,341,000	12/31/2009
	2,479,000	12/31/2010
SVS Dreman High Return Equity Portfolio	21,004,000	12/31/2010
SVS Eagle Focused Large Cap Growth Portfolio	1,336,000	12/31/2008
	7,025,000	12/31/2009
	13,889,000	12/31/2010
SVS Focus Value+Growth Portfolio	9,619,000	12/31/2009
	15,209,000	12/31/2010
SVS Index 500 Portfolio	448,000	12/31/2008
	3,267,000	12/31/2009
	9,116,000	12/31/2010
SVS INVESCO Dynamic Growth Portfolio	317,000	12/31/2009
	6,175,000	12/31/2010
SVS Janus Growth and Income Portfolio	3,871,000	12/31/2008
	16,173,000	12/31/2009
	29,907,000	12/31/2010
SVS Janus Growth Opportunities Portfolio	2,379,000	12/31/2008
	31,299,000	12/31/2009
	42,499,000	12/31/2010
SVS MFS Strategic Value Portfolio	236,000	12/31/2010
SVS Oak Strategic Equity Portfolio	322,000	12/31/2009
	4,400,000	12/31/2010
SVS Turner Mid Cap Growth Portfolio	2,384,000	12/31/2009
	21,233,000	12/31/2010

Scudder Growth Portfolio inherited approximately $127,000 of capital losses from its merger with Scudder Variable Life Large Company Growth Portfolio on April 30, 2001, which may be applied against any realized net taxable capital gains in future years or until December 31, 2007, the respective dates, whichever occurs first, subject to certain limitations imposed by Section 382 of the Internal Revenue Code.

In addition, Scudder International Select Equity Portfolio inherited approximately $10,886,000 of capital losses from its merger with Scudder New Europe Portfolio (see Note J), which may be applied against any realized net taxable capital gains in future years or until December 31, 2007 ($130,000), December 31, 2008 ($3,819,000), and December 31, 2009 ($6,937,000), the respective expiration dates, whichever occurs first, subject to certain limitations imposed by Section 382 of the Internal Revenue Code.

For the period from November 1, 2002 through December 31, 2002, the following portfolios incurred approximate net realized capital losses as follows:

Portfolio	Net Realized Capital Loss ($)
Scudder Aggressive Growth Portfolio	16,920,000
Scudder Blue Chip Portfolio	11,334,000
Scudder Contrarian Value Portfolio	3,818,000
Scudder Global Blue Chip Portfolio	1,515,000
Scudder Government Securities Portfolio	104,000
Scudder Growth Portfolio	12,553,000
Scudder High Income Portfolio	12,461,000
Scudder International Select Equity Portfolio	1,906,000
Scudder Small Cap Growth Portfolio	16,991,000
Scudder Technology Growth Portfolio	3,071,000
Scudder Total Return Portfolio	27,985,000
SVS Dreman Financial Services Portfolio	100
SVS Dreman High Return Equity Portfolio	20,268,000
SVS Dreman Small Cap Value Portfolio	12,566,000
SVS Eagle Focused Large Cap Growth Portfolio	1,830,000
SVS Focus Value+Growth Portfolio	6,189,000
SVS Index 500 Portfolio	1,337,000
SVS INVESCO Dynamic Growth Portfolio	765,000
SVS Janus Growth Opportunities Portfolio	3,466,000
SVS MFS Strategic Value Portfolio	17,000
SVS Oak Strategic Equity Portfolio	1,722,000
SVS Turner Mid Cap Growth Portfolio	164,000

As permitted by tax regulations, the portfolios intend to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2003.

Distribution of Income and Gains. Distributions of net investment income, if any, for all portfolios except the Scudder Money Market Portfolio, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the portfolio if not distributed and, therefore, will be distributed to shareholders at least annually. All of the net investment income of the Scudder Money Market Portfolio is declared as a daily dividend and is distributed to shareholders monthly.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, a portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the portfolio.

At December 31, 2002, the portfolios' components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed ordinary income ($)	Undistributed net long-term capital gains ($)	Capital loss carryforwards ($)	Unrealized appreciation (depreciation) on investments ($)
Scudder Aggressive Growth Portfolio	-	-	(17,631,000)	(11,388,813)
Scudder Blue Chip Portfolio	1,275,142	-	(60,316,000)	(6,288,396)
Scudder Contrarian Value Portfolio	4,285,708	-	(31,700,000)	(26,977,293)
Scudder Fixed Income Portfolio	7,798,154	-	(1,614,000)	5,135,027
Scudder Global Blue Chip Portfolio	136,960	-	(7,435,000)	(4,339,552)
Scudder Government Securities Portfolio	24,048,334	649,165	-	6,827,177
Scudder Growth Portfolio	247,291	-	(133,940,000)	(24,768,191)
Scudder High Income Portfolio	29,833,814	-	(108,235,000)	(52,960,018)
Scudder International Select Equity Portfolio	1,477,837	-	(54,325,000)	(6,640,650)
Scudder Money Market Portfolio	-	-	-	-
Scudder Small Cap Growth Portfolio	-	-	(150,575,000)	(1,633,374)
Scudder Strategic Income Portfolio	819,754	17,624	-	3,311,073
Scudder Technology Growth Portfolio	-	-	(196,254,000)	(133,313,518)
Scudder Total Return Portfolio	18,372,347	-	(66,089,000)	(46,599,528)
SVS Davis Venture Value Portfolio	866,534	-	(4,513,000)	(20,767,996)
SVS Dreman Financial Services Portfolio	1,797,871	-	(4,820,000)	(5,732,596)
SVS Dreman High Return Equity Portfolio	11,110,116	-	(21,004,000)	(74,970,942)
SVS Dreman Small Cap Value Portfolio	3,038,509	4,025,454	-	(21,618,901)
SVS Eagle Focused Large Cap Growth Portfolio	-	-	(22,250,000)	(8,034,364)
SVS Focus Value+Growth Portfolio	823,949	-	(24,828,000)	(18,924,646)
SVS Index 500 Portfolio	2,668,886	-	(12,831,000)	(77,556,437)
SVS INVESCO Dynamic Growth Portfolio	-	-	(6,492,000)	(1,417,971)
SVS Janus Growth and Income Portfolio	952,875	-	(49,951,000)	(20,762,943)
SVS Janus Growth Opportunities Portfolio	-	-	(76,177,000)	(34,773,049)
SVS MFS Strategic Value Portfolio	21,354	-	(236,000)	(477,876)
SVS Oak Strategic Equity Portfolio	-	-	(4,722,000)	(16,411,581)
SVS Turner Mid Cap Growth Portfolio	-	-	(23,617,000)	761,092

In addition, during the year ended December 31, 2002 the tax character of distributions paid to shareholders by the portfolios are summarized as follows:

Portfolio	Distributions from ordinary income* ($)	Distributions from long-term capital gains ($)	Distributions from return of capital ($)
Scudder Aggressive Growth Portfolio	257,547	-	-
Scudder Blue Chip Portfolio	811,699	-	-
Scudder Contrarian Value Portfolio	3,673,679	-	-
Scudder Fixed Income Portfolio	5,123,396	-	-
Scudder Global Blue Chip Portfolio	282,572	-	-
Scudder Government Securities Portfolio	11,715,627	-	-
Scudder High Income Portfolio	31,372,534	-	-
Scudder International Select Equity Portfolio	514,449	-	-
Scudder Money Market Portfolio	8,119,785	-	-
Scudder Strategic Income Portfolio	775,880	-	-
Scudder Technology Growth Portfolio	313,166	-	-
Scudder Total Return Portfolio	21,620,590	-	-
SVS Davis Venture Value Portfolio	189,351	-	-
SVS Dreman Financial Services Portfolio	1,016,304	-	-
SVS Dreman High Return Equity Portfolio	4,924,989	1,523,210	-
SVS Dreman Small Cap Value Portfolio	910,198	-	-
SVS Focus Value+Growth Portfolio	658,082	-	-
SVS Index 500 Portfolio	1,192,208	-	-
SVS Janus Growth and Income Portfolio	1,106,501	-	-

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Expenses. Expenses arising in connection with a specific portfolio are allocated to that portfolio. Other Trust expenses are allocated between the portfolios in proportion to their relative net assets.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes for all portfolios.

B. Investment Transactions

During the six months ended June 30, 2003, purchases and sales of investment transactions (excluding short-term investments) were as follows:

Portfolio	Purchases ($)	Proceeds from Sales ($)
Scudder Aggressive Growth Portfolio	24,449,666	23,021,757
Scudder Blue Chip Portfolio	196,212,620	171,535,735
Scudder Contrarian Value Portfolio	60,573,467	78,845,685
Scudder Fixed Income Portfolio excluding US Treasury Securities and mortgage dollar roll transactions	161,943,278	128,502,298
US Treasury Securities	163,061,852	158,990,419
mortgage dollar roll transactions	27,351,085	27,439,293
Scudder Global Blue Chip Portfolio	6,899,716	7,353,384
Scudder Government Securities Portfolio excluding US Treasury Securities and mortgage dollar roll transactions	964,833,410	999,253,683
US Treasury Securities	56,831,259	73,598,495
mortgage dollar roll transactions	379,888,036	381,077,613
Scudder Growth Portfolio	55,569,445	43,243,300
Scudder High Income Portfolio excluding US Treasury Securities	304,072,353	257,622,736
US Treasury Securities	8,059,152	7,015,513
Scudder International Select Equity Portfolio	101,241,306	101,482,741
Scudder Small Cap Growth Portfolio	111,033,694	100,094,419
Scudder Strategic Income Portfolio excluding US Treasury Securities	53,078,464	31,841,144
US Treasury securities	14,881,206	22,882,773
Scudder Technology Growth Portfolio	42,018,999	81,476,354
Scudder Total Return Portfolio excluding US Treasury Securities and mortgage dollar roll transactions	202,525,157	226,929,134
US Treasury Securities	143,254,156	160,869,216
mortgage dollar roll transactions	24,802,463	24,879,113
SVS Davis Venture Value Portfolio	18,547,414	3,386,847
SVS Dreman Financial Services Portfolio	9,074,981	14,279,019
SVS Dreman High Return Equity Portfolio	59,775,044	43,502,805
SVS Dreman Small Cap Value Portfolio	82,690,314	83,674,248
SVS Eagle Focused Large Cap Growth Portfolio	49,023,523	41,292,394
SVS Focus Value+Growth Portfolio	27,964,085	33,153,707
SVS Index 500 Portfolio	25,510,343	10,539,774
SVS INVESCO Dynamic Growth Portfolio	11,002,683	11,894,590
SVS Janus Growth and Income Portfolio excluding US Treasury securities	34,677,674	16,743,106
US Treasury securities	-	11,537,386
SVS Janus Growth Opportunities Portfolio	33,051,907	34,442,674
SVS MFS Strategic Value Portfolio	5,656,909	1,693,584
SVS Oak Strategic Equity Portfolio	8,764,512	2,472,531
SVS Turner Mid Cap Growth Portfolio	67,965,671	62,814,658

For the six months ended June 30, 2003, transactions for written options were as follows for the Scudder Technology Growth Portfolio:

	Contracts	Premium ($)
Beginning of period	-	-
Written	2,526	164,838
Closed	(2,051)	(122,057)
Exercised	(292)	(28,788)
Expired	(81)	(9,097)
End of period	102	4,896

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc., ("DeIM" or the "Advisor") directs the investments of the portfolios in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the portfolios. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. Accordingly, for the six months ended June 30, 2003, the fees pursuant to the Management Agreement were equivalent to the annualized effective rates shown below of the portfolios' average daily net assets:

Portfolio	Annualized Management Fee Rate
Scudder Blue Chip Portfolio	0.65%
Scudder Contrarian Value Portfolio	0.75%
Scudder Fixed Income Portfolio	0.60%
Scudder Government Securities Portfolio	0.55%
Scudder Growth Portfolio	0.60%
Scudder High Income Portfolio	0.60%
Scudder International Select Equity Portfolio	0.75%
Scudder Money Market Portfolio	0.50%
Scudder Small Cap Growth Portfolio	0.65%
Scudder Strategic Income Portfolio	0.65%
Scudder Total Return Portfolio	0.55%
SVS Dreman Small Cap Value Portfolio	0.75%
SVS Focus Value+Growth Portfolio	0.75%

The Scudder Aggressive Growth Portfolio, Scudder Technology Growth Portfolio, SVS Dreman Financial Services Portfolio and SVS Dreman High Return Equity Portfolio each pay a monthly investment management fee, based on the average daily net assets of the portfolio, computed and accrued daily and payable monthly, of 1/12 of the annualized rates shown below:

Average Daily Net Assets of the Portfolio	Annualized Management Fee Rate
$0-$250 million	0.75%
next $750 million	0.72%
next $1.5 billion	0.70%
next $2.5 billion	0.68%
next $2.5 billion	0.65%
next $2.5 billion	0.64%
next $2.5 billion	0.63%
Over $12.5 billion	0.62%

Accordingly, for the six months ended June 30, 2003, the fees pursuant to the Management Agreement were equivalent to the annualized effective rates shown below of the portfolios' average daily net assets:

Portfolio	Effective Rate
Scudder Aggressive Growth Portfolio	0.72%
Scudder Technology Growth Portfolio	0.75%
SVS Dreman Financial Services Portfolio	0.75%
SVS Dreman High Return Equity Portfolio	0.73%

SVS INVESCO Dynamic Growth Portfolio and SVS Turner Mid Cap Growth Portfolio each pay a monthly investment management fee, based on the average daily net assets of the portfolio, computed and accrued daily and payable monthly, of 1/12 of the annualized rates shown below:

Average Daily Net Assets of the Portfolio	Annualized Management Fee Rate
$0-$250 million	1.000%
next $250 million	0.975%
next $500 million	0.950%
next $1.5 billion	0.925%
Over $2.5 billion	0.900%

Accordingly, for the six months ended June 30, 2003, the fees pursuant to the Management Agreement were equivalent to the annualized effective rates shown below of the portfolios' average daily net assets:

Portfolio	Effective Rate
SVS INVESCO Dynamic Growth Portfolio	1.00%
SVS Turner Mid Cap Growth Portfolio	1.00%

SVS Davis Venture Value Portfolio, SVS Eagle Focused Large Cap Growth Portfolio, SVS Janus Growth and Income Portfolio, SVS Janus Growth Opportunities Portfolio and SVS Oak Strategic Equity Portfolio each pay a monthly investment management fee, based on the average daily net assets of the portfolio, computed and accrued daily and payable monthly, of 1/12 of the annualized rates shown below:

Average Daily Net Assets of the Portfolio	Annualized Management Fee Rate
$0-$250 million	0.950%
next $250 million	0.925%
next $500 million	0.900%
next $1.5 billion	0.875%
Over $2.5 billion	0.850%

Accordingly, for the six months ended June 30, 2003, the fees pursuant to the Management Agreement were equivalent to the annualized effective rates shown below of the portfolios' average daily net assets:

Portfolio	Effective Rate
SVS Davis Venture Value Portfolio	0.95%
SVS Eagle Focused Large Cap Growth Portfolio	0.95%
SVS Janus Growth and Income Portfolio	0.95%
SVS Janus Growth Opportunities Portfolio	0.95%
SVS Oak Strategic Equity Portfolio	0.95%

The SVS Index 500 Portfolio pays a monthly investment management fee, based on the average daily net assets of the portfolio, computed and accrued daily and payable monthly, of 1/12 of the annualized rates shown below:

Average Daily Net Assets of the Portfolio	Annualized Management Fee Rate
$0-$250 million	0.370%
next $250 million	0.330%
next $500 million	0.310%
next $1.5 billion	0.295%
Over $2.5 billion	0.270%

Accordingly, for the six months ended June 30, 2003, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.37% of SVS Index 500 Portfolio's average daily net assets.

The Scudder Global Blue Chip Portfolio pays a monthly investment management fee, based on the average daily net assets of the portfolio, computed and accrued daily and payable monthly, of 1/12 of the annualized rates shown below:

Average Daily Net Assets of the Portfolio	Annualized Management Fee Rate
$0-$250 million	1.00%
next $500 million	0.95%
next $750 million	0.90%
next $1.5 billion	0.85%
Over $3 billion	0.80%

The Advisor has agreed to limit its management fee to 0.85% for the Scudder Global Blue Chip Portfolio through April 30, 2003. Accordingly, for the six months ended June 30, 2003 the Advisor has waived $142,979 of management fee and the fees pursuant to the Management Agreement were equivalent to an annualized effective rate of 0.66% for the Portfolio's average daily net assets.

The SVS MFS Strategic Value Portfolio pays a monthly investment management fee, based on the average daily net assets of the portfolio, computed and accrued daily and payable monthly, of 1/12 of the annualized rates shown below:

Average Daily Net Assets of the Portfolio	Annualized Management Fee Rate
$0-$250 million	0.950%
next $250 million	0.925%
next $500 million	0.900%
next $500 million	0.825%
next $1 billion	0.800%
Over $2.5 billion	0.775%

The Advisor has agreed to limit the Portfolio's expenses to 1.15% and 1.55% for Class A and Class B, respectively, through April 30, 2004. Accordingly, for the six months ended June 30, 2003, the Advisor waived $7,833 of management fee and the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.17% of the portfolio's average daily net assets.

Deutsche Asset Management Investment Services Limited ("DeAMIS") serves as sub-advisor to the Scudder International Select Equity and Scudder Strategic Income Portfolios and is paid by the Advisor for its services.

Dreman Value Management, L.L.C. serves as sub-advisor to the SVS Dreman Financial Services, SVS Dreman High Return Equity and SVS Dreman Small Cap Value Portfolios and is paid by the Advisor for its services.

INVESCO serves as sub-advisor to the SVS INVESCO Dynamic Growth Portfolio and is paid by the Advisor for its services.

Eagle Asset Management, Inc. serves as sub-advisor to the SVS Eagle Focused Large Cap Growth Portfolio and is paid by the Advisor for its services.

Janus Capital Management, L.L.C., formerly Janus Capital Corporation, serves as sub-advisor to the SVS Janus Growth and Income and SVS Janus Growth Opportunities Portfolios and is paid by the Advisor for its services.

Turner Investment Partners, Inc. serves as sub-advisor to the SVS Turner Mid Cap Growth Portfolio and is paid by the Advisor for its services.

Oak Associates, Ltd. serves as sub-advisor to the SVS Oak Strategic Equity Portfolio and is paid by the Advisor for its services.

Davis Selected Advisors, L.P., serves as sub-advisor to the SVS Davis Venture Value Portfolio and is paid by the Advisor for its services.

Jennison Associates, L.L.C. serves as sub-advisor to the "growth" portion and Dreman Value Management, L.L.C. serves as sub-advisor to the "value" portion of the of the SVS Focus Value+Growth Portfolio and are paid by the Advisor for their services.

Massachusetts Financial Services Company ("MFS") serves as sub-advisor to the SVS MFS Strategic Value Portfolio and is paid by the Advisor for its services.

Effective March 21, 2003, Northern Trust Investments, Inc. ("NTI") serves as sub-advisor to SVS Index 500 Portfolio and is paid by the Advisor for its services.

Service Provider Fees. Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Advisor, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of each portfolio. For the six months ended June 30, 2003, SFAC received the following fee for its services for the following portfolios:

Portfolio	Total Aggregated ($)	Fees Waived by Advisor ($)	Unpaid at June 30, 2003 ($)
Scudder Aggressive Growth Portfolio	20,375	-	5,071
Scudder Global Blue Chip Portfolio	29,143	-	5,895
Scudder Technology Growth Portfolio	24,540	-	2,195
SVS Davis Venture Value Portfolio	25,782	-	4,092
SVS Dreman Financial Services Portfolio	20,428	-	1,672
SVS Dreman High Return Equity Portfolio	57,676	-	24,571
SVS Eagle Focused Large Cap Growth Portfolio	14,637	-	9,151
SVS Index 500 Portfolio	64,358	-	5,072
SVS INVESCO Dynamic Growth Portfolio	29,784	7,027	5,246
SVS Janus Growth and Income Portfolio	38,142	-	8,722
SVS Janus Growth Opportunities Portfolio	22,608	-	3,173
SVS MFS Strategic Value Portfolio	17,747	17,747	-
SVS Oak Strategic Equity Portfolio	21,050	-	3,398
SVS Turner Mid Cap Growth Portfolio	23,582	-	8,383

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of up to 0.25% of average daily net assets of Class B shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B shares. For the six months ended June 30, 2003, the Distribution Fee was as follows:

Portfolio	Total Aggregated ($)	Fee Waived by Advisor ($)	Unpaid at June 30, 2003 ($)
Scudder Aggressive Growth Portfolio	506	-	208
Scudder Blue Chip Portfolio	3,058	-	1,166
Scudder Contrarian Value Portfolio	2,901	-	1,035
Scudder Fixed Income Portfolio	16,114	-	5,433
Scudder Global Blue Chip Portfolio	1,348	-	458
Scudder Government Securities Portfolio	35,684	-	9,329
Scudder Growth Portfolio	1,350	-	502
Scudder High Income Portfolio	8,841	-	3,306
Scudder International Select Equity Portfolio	3,880	-	1,454
Scudder Money Market	13,811	3,945	6,005
Scudder Small Cap Growth Portfolio	2,601	-	1,024
Scudder Strategic Income Portfolio	220	-	220
Scudder Technology Growth Portfolio	1,905	-	687
Scudder Total Return Portfolio	4,819	-	1,747
SVS Davis Venture Value Portfolio	6,338	-	2,391
SVS Dreman Financial Services Portfolio	2,151	-	712
SVS Dreman High Return Equity Portfolio	15,865	-	5,876
SVS Dreman Small Cap Value Portfolio	7,293	-	2,601
SVS Eagle Focused Large Cap Growth Portfolio	3,415	-	1,193
SVS Focus Value+Growth Portfolio	2,228	-	702
SVS Index 500 Portfolio	6,890	-	2,598
SVS INVESCO Dynamic Growth Portfolio	1,085	100	421
SVS Janus Growth and Income Portfolio	3,267	-	1,213
SVS Janus Growth Opportunities Portfolio	1,650	-	649
SVS MFS Strategic Value Portfolio	2,391	-	875
SVS Oak Strategic Equity Portfolio	1,866	-	673
SVS Turner Mid Cap Growth Portfolio	3,010	-	1,060

For Scudder Money Market Portfolio, the Advisor agreed to waive 0.15% of the 12b-1 fee until April 30, 2003.

Trustees' Fees and Expenses. The portfolios pay each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the portfolios may invest in the Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Investing in High Yield Securities

The Scudder High Income Portfolio invests a substantial portion of its assets in high yield bonds. These bonds ordinarily are in the lower rating categories of recognized rating agencies or are non-rated, and thus involve more risk than higher rated bonds.

E. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States of America. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements and their prices more volatile than those of comparable securities in the United States of America.

F. Expense Off-Set Arrangements

The portfolios have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the portfolio's expenses. During the six months ended June 30, 2003, the portfolios' custodian fees were reduced under these arrangements as follows:

Portfolio	Amount ($)
Scudder Aggressive Growth Portfolio	6
Scudder Blue Chip Portfolio	6
Scudder Contrarian Value Portfolio	7
Scudder Government Securities Portfolio	906
Scudder Growth Portfolio	33
Scudder High Income Portfolio	377
Scudder Money Market Portfolio	215
Scudder Small Cap Growth Portfolio	32
Scudder Strategic Income Portfolio	263
Scudder Technology Growth Portfolio	553
Scudder Total Return Portfolio	385
SVS Davis Venture Value Portfolio	15
SVS Dreman Financial Services Portfolio	19
SVS Dreman High Return Equity Portfolio	17
SVS Dreman Small Cap Value Portfolio	26
SVS Eagle Focused Large Cap Growth Portfolio	22
SVS Focus Value+Growth Portfolio	3
SVS Index 500 Portfolio	13
SVS INVESCO Dynamic Growth	17
SVS Janus Growth and Income Portfolio	16
SVS Janus Growth Opportunities Portfolio	7
SVS MFS Strategic Value	14
SVS Oak Strategic Equity Portfolio	8
SVS Turner Mid Cap Growth Portfolio	37

G. Commitments

As of June 30, 2003, the following portfolios had entered into the following forward foreign currency exchange contracts resulting in the following:

Scudder High Income Portfolio
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (US$)
EUR	161,443	USD	188,000	9/12/2003	2,801
EUR	211,972	USD	248,728	9/12/2003	5,564
EUR	1,647,618	USD	1,932,755	9/12/2003	42,688
					51,053
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation (US$)
USD	180,564	EUR	153,881	9/12/2003	(4,039)
EUR	2,451,686	USD	2,799,825	9/12/2003	(12,629)
					(16,668)
Scudder Strategic Income Portfolio
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (US$)
USD	315,000	BRC	1,093,837	7/2/2003	70,154
USD	315,000	ARA	957,600	7/2/2003	27,305
USD	305,000	BRC	951,905	8/8/2003	22,641
JPY	221,699,178	USD	1,870,879	7/16/2003	18,815
USD	105,000	BRC	353,955	7/15/2003	18,615
USD	271,203	ZAR	2,200,000	8/14/2003	18,483
USD	228,000	ARA	684,000	8/8/2003	14,060
USD	1,225,850	GBP	748,656	7/16/2003	11,933
USD	152,000	COP	448,248,000	8/8/2003	5,772
EUR	300,000	USD	349,650	7/31/2003	5,087
EUR	210,000	USD	244,146	7/31/2003	2,952
EUR	120,000	USD	139,962	7/31/2003	2,137
USD	194,063	EUR	170,000	7/31/2003	1,189
EUR	31,000	USD	36,385	7/31/2003	780
USD	263,419	EUR	230,000	7/31/2003	746
USD	131,558	EUR	115,000	7/31/2003	525
					221,194

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized (Depreciation) (US$)
EUR	11,201	USD	12,808	7/2/2003	(68)
EUR	30,000	USD	34,266	7/31/2003	(191)
EUR	60,000	USD	68,577	7/31/2003	(336)
EUR	25,000	USD	27,885	7/31/2003	(829)
ARA	537,856	USD	191,000	7/2/2003	(1,263)
USD	150,000	ARA	419,100	8/8/2003	(1,685)
COP	448,248,000	USD	156,075	8/8/2003	(1,697)
BRC	90,932	USD	30,130	7/2/2003	(1,888)
EUR	65,000	USD	71,526	7/31/2003	(3,129)
BRC	476,000	USD	160,000	8/8/2003	(3,837)
ZAR	2,200,000	USD	284,421	8/14/2003	(5,265)
JPY	996,968,110	USD	8,321,937	7/16/2003	(6,687)
BRC	353,955	USD	116,413	7/15/2003	(7,202)
ARA	419,744	USD	142,407	7/2/2003	(7,636)
BRC	144,093	USD	43,000	7/2/2003	(7,737)
BRC	144,093	USD	43,000	7/2/2003	(7,737)
USD	355,590	EUR	300,000	7/31/2003	(11,027)
BRC	714,720	USD	240,000	7/2/2003	(11,662)
GBP	748,656	USD	1,225,850	7/16/2003	(11,933)
EUR	1,560,000	USD	1,716,624	7/31/2003	(75,105)
GBP	1,105,621	USD	1,726,980	7/16/2003	(100,986)
EUR	5,981,998	USD	6,448,594	7/16/2003	(425,261)
					(693,161)

SVS Janus Growth and Income Portfolio
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (US$)
USD	487,122	EUR	460,000	8/8/2003	41,087
USD	78,499	EUR	70,000	8/8/2003	1,880
USD	67,862	EUR	60,000	8/8/2003	1,035
					44,002
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized (Depreciation) (US$)
USD	81,585	EUR	70,000	8/8/2003	(1,205)
EUR	50,000	USD	53,099	9/26/2003	(4,236)
EUR	1,100,000	USD	1,185,140	8/8/2003	(77,968)
					(83,409)

Scudder Global Blue Chip Portfolio
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (US$)
JPY	140,372,400	USD	1,200,200	7/25/2003	26,919
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized (Depreciation) (US$)
HKD	2,344,710	USD	300,000	10/22/2003	(630)
HKD	6,246,560	USD	800,000	10/22/2003	(910)
					(1,540)

Abbreviations:

ARA	Argentina Peso	GBP	British Pound
BRC	Brazilian Cruzeiro	HKD	Hong Kong Dollar
CAD	Canadian Dollar	JPY	Japanese Yen
COP	Colombian Peso	USD	United States Dollar
EUR	Euro	ZAR	South African Rand

H. Ownership of the Portfolios

At June 30, 2003, the beneficial ownership in the portfolios was as follows:

Scudder Aggressive Growth Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 63% and 36%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 97%.

Scudder Blue Chip Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 54% and 42%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 97%.

Scudder Contrarian Value Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 44%, 36% and 19%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 99%.

Scudder Fixed Income Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 48% and 42%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 99%.

Scudder Global Blue Chip Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 56% and 42%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 99%.

Scudder Government Securities Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 47%, 33% and 17%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 99%.

Scudder Growth Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 51%, 27% and 21%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 97%.

Scudder High Income Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 41%, 29% and 27%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 98%.

Scudder International Select Equity Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 34%, 34% and 30%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 99%.

Scudder Money Market Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 43%, 38% and 17%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 99%.

Scudder Small Cap Growth Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 34%, 33% and 30%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 99%.

Scudder Strategic Income Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 50% and 44%, respectively. One participating Insurance Company was the owner of record of 10% or more of the outstanding Class B shares of the Portfolio, owning 94%.

Scudder Technology Growth Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 57% and 39%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 99%.

Scudder Total Return Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 50%, 33% and 16%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 99%.

SVS Davis Venture Value Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 72% and 27%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 98%.

SVS Dreman Financial Services Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 50% and 47%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 99%.

SVS Dreman High Return Equity Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 64% and 33%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 99%.

SVS Dreman Small Cap Value Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 49%, 36% and 12%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 99%.

SVS Eagle Focused Large Cap Growth Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 69% and 30%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 98%.

SVS Focus Value+Growth Portfolio: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 56%, 28% and 15%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 99%.

SVS Index 500 Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 65% and 34%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 99%.

SVS INVESCO Dynamic Growth Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 74% and 23%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 99%.

SVS Janus Growth and Income Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 67% and 32%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 99%.

SVS Janus Growth Opportunities Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 66% and 33%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 99%.

SVS MFS Strategic Value Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 56% and 43%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 99%.

SVS Oak Strategic Equity Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 77% and 22%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 98%.

SVS Turner Mid Cap Growth Portfolio: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, owning 78% and 21%, respectively. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 99%.

I. Line of Credit

The Trust and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The facility borrowing limit for each portfolio is as follows:

Portfolio	Facility Borrowing Limit
Scudder Aggressive Growth Portfolio	33%
Scudder Blue Chip Portfolio	33%
Scudder Contrarian Value Portfolio	33%
Scudder Fixed Income Portfolio	33%
Scudder Global Blue Chip Portfolio	33%
Scudder Government Securities Portfolio	33%
Scudder Growth Portfolio	33%
Scudder High Income Portfolio	33%
Scudder International Select Equity Portfolio	33%
Scudder Money Market Portfolio	33%
Scudder Small Cap Growth Portfolio	33%
Scudder Strategic Income Portfolio	33%
Scudder Technology Growth Portfolio	5%
Scudder Total Return Portfolio	33%
SVS Davis Venture Value Portfolio	33%
SVS Dreman Financial Services Portfolio	33%
SVS Dreman High Return Equity Portfolio	33%
SVS Dreman Small Cap Value Portfolio	33%
SVS Eagle Focused Large Cap Growth Portfolio	33%
SVS Focus Value+Growth Portfolio	33%
SVS Index 500 Portfolio	33%
SVS INVESCO Dynamic Growth Portfolio	33%
SVS Janus Growth and Income Portfolio	33%
SVS Janus Growth Opportunities Portfolio	33%
SVS MFS Strategic Value Portfolio	33%
SVS Oak Strategic Equity Portfolio	33%
SVS Turner Mid Cap Growth Portfolio	33%

At the end of the period, Scudder Strategic Income Portfolio had $1,450,000 as outstanding. Interest expense incurred on the borrowings amounted to $348 for the six months ended June 30, 2003. The average dollar amount of the borrowings was $980,000 and the weighted average interest rate on these borrowings was 1.75%.

J. Acquisition of Assets

On November 3, 2002, the Scudder International Select Equity Portfolio ("Acquiring Portfolio") acquired all the net assets of the Scudder New Europe Portfolio ("Acquired Portfolio") pursuant to a plan of reorganization approved by the shareholders. The acquisition was accomplished by a tax-free exchange of 5,317,510 shares of the Acquiring Portfolio for 3,442,318 shares of the Acquired Portfolio outstanding on November 3, 2002. The Acquired Portfolio's net assets at that date ($27,341,143), including 1,093,847 of net unrealized depreciation, were combined with those of Acquiring Portfolio. The aggregate net assets of Acquiring Portfolio immediately before the acquisition were $93,636,672. The combined net assets of the Acquiring Portfolio immediately following the acquisition were $120,977,815.

K. Other Information

On January 31, 2003, Deutsche Bank AG completed the sale of its global passive equity, enhanced equity and passive fixed income businesses to Northern Trust Investments, Inc. ("NTI"), an indirect subsidiary of Northern Trust Corporation. Under this agreement, it is proposed that Deutsche Investment Management Americas Inc. ("DeIM") would remain the investment advisor to the SVS Index 500 Portfolio and that NTI would become sub-advisor to the SVS Index 500 Portfolio, subject to Board and shareholder approval and satisfaction of certain other conditions. On March 21, 2003, the shareholders approved the sub-advisory agreement.

L. Restatement

The annual financial statements as of and for the year ended December 31, 2002 for the SVS Janus Growth and Income Portfolio have been restated to reflect an adjustment to the value of a security held at December 31, 2002. The effect of this adjustment was to increase the net assets by $885,456 or $0.03 per share at December 31, 2002. The net asset value per share was adjusted from $7.15 to $7.18 for Class A and from $7.14 to $7.17 for Class B. In accordance with this adjustment, the one year total return was adjusted from -20.56% to -20.22% for Class A. The total return for Class B for the period July 1, 2002 (commencement of sales of Class B shares) to December 31, 2002 was also adjusted from -10.30% to -9.92%.

Shareholder Meeting Results

A Special Meeting of Shareholders of the SVS Index 500 Portfolio of Scudder Variable Series II was held on March 21, 2003. The following matters were voted upon by the shareholders of said portfolio (the resulting votes are presented below):

1. To approve a new investment advisory agreement between SVS Index 500 Portfolio and Deutsche Investment Management Americas Inc. ("DeIM"), as described in the Proxy Statement dated February 25, 2003.

Affirmative	Against	Abstain
31,041,345	1,110,818	2,903,661

2. To approve an investment sub-advisory agreement for SVS Index 500 Portfolio between DeIM and Northern Trust Investments, Inc., as described in the Proxy Statement dated February 25, 2003.

Affirmative	Against	Abstain
30,834,879	1,190,871	3,030,074

A Special Meeting of Shareholders of the Scudder Technology Growth Portfolio of Scudder Variable Series II was held on July 24, 2003. The following matters were voted upon by the shareholders of said portfolio (the resulting votes are presented below):

1. To approve a change to the portfolio's sub-classification under the Investment Company Act of 1940 from a diversified to a non-diversified company, as detailed in the Proxy Statement dated June 10, 2003.

Affirmative	Against	Abstain
24,038,847	2,249,536	1,929,955

2. To approve a change in the concentration policy of the portfolio to require the portfolio to concentrate its assets in the group of industries constituting the technology sector and to permit the portfolio to concentrate its assets in one or more industries in the technology sector, as detailed in the Proxy Statement dated June 10, 2003.

Affirmative	Against	Abstain
24,591,383	2,077,116	1,549,840

About the Fund's Advisor

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
1-800-778-1482

Scudder Investments

[Scudder Investments Logo]
A member of Deutsche Asset Management

[Deutsche Asset Management Logo]

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

Printed on recycled paper.
SVS2-3 (08/29/03) 24410
Form A
Printed in the U.S.A.

ITEM 2.         CODE OF ETHICS.

                        Not currently applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIERS AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the six month period ended June 30, 2003, management identified an issue related to the SVS Janus Growth and Income Portfolio. Management discussed the issue with the Registrant's Audit Committee and auditors and instituted additional procedures to enhance its internal controls over financial reporting.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Variable Series II

By:                                 /s/Richard T. Hale
                                    --------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               8/19/03
                                    --------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Variable Series II

By:                                 /s/Richard T. Hale
                                    --------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               8/19/03
                                    --------------------------------

By:                                 /s/Charles A. Rizzo
                                    --------------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               8/19/03
                                    --------------------------------